UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.6%
TOTAL S.A.	3.4%
Reckitt Benckiser Group PLC	2.9%
INPEX Corp.	2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	2.6%
Roche Holding AG	2.6%
BHP Billiton PLC	2.6%
Housing Development Finance Corp. Ltd.	2.2%
WPP Group PLC	2.1%
Nokia Oyj	2.0%

Equity sectors
Consumer Staples	15.3%
Financial Services	14.8%
Health Care	12.2%
Retailing	10.5%
Technology	10.0%
Energy	9.6%
Basic Materials	8.2%
Utilities & Communications	6.6%
Special Products & Services	5.0%
Leisure	3.2%
Industrial Goods & Services	2.9%

Country weightings (w)
United Kingdom	14.9%
Switzerland	12.9%
France	12.2%
Japan	11.5%
Germany	7.5%
India	4.0%
Spain	3.0%
China	2.9%
Hong Kong	2.8%
Other Countries	28.3%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.36%	$1,000.00	$1,106.31	$7.10
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
Service Class	Actual	1.61%	$1,000.00	$1,105.18	$8.40
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.35% and 1.60% for the Initial Class and the Service Class, respectively; the actual expenses paid during the period would have been approximately $7.05 and $8.35 for the Initial Class and the Service Class, respectively; and the hypothetical expenses paid during the period would have been approximately $6.76 and $8.00 for the Initial Class and the Service Class, respectively. For further information about the fund’s fee arrangement and changes to these fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Alcoholic Beverages – 2.6%
Companhia de Bebidas das Americas, ADR	22,210	$1,439,874
Pernod Ricard S.A.	32,006	2,014,645

		$3,454,519

Apparel Manufacturers – 6.1%
Compagnie Financiere Richemont S.A.	69,872	$1,452,036
Li & Fung Ltd.	730,600	1,960,823
LVMH Moet Hennessy Louis Vuitton S.A.	45,750	3,491,411
Swatch Group Ltd.	7,248	1,162,695

		$8,066,965

Biotechnology – 0.5%
Actelion Ltd. (a)	12,969	$678,558

Broadcasting – 3.2%
Grupo Televisa S.A., ADR	88,860	$1,510,620
WPP Group PLC	423,875	2,812,100

		$4,322,720

Brokerage & Asset Managers – 3.4%
Deutsche Boerse AG	16,770	$1,300,505
ICAP PLC	132,960	986,543
IG Group Holdings PLC	207,760	957,913
Julius Baer Holding Ltd.	34,036	1,321,282

		$4,566,243

Business Services – 5.0%
Accenture Ltd., “A”	58,870	$1,969,790
Capita Group PLC	60,656	713,008
Infosys Technologies Ltd., ADR	64,210	2,361,644
Intertek Group PLC	92,530	1,587,762

		$6,632,204

Computer Software – 1.0%
SAP AG	32,620	$1,311,966

Computer Software – Systems – 1.6%
Acer, Inc.	452,000	$782,457
Canon, Inc.	43,500	1,415,793

		$2,198,250

Consumer Goods & Services – 7.0%
AmorePacific Corp.	1,337	$716,803
Beiersdorf AG	22,430	1,054,423
Hengan International Group Co. Ltd.	264,000	1,232,784
Kao Corp.	25,000	544,833
Natura Cosmeticos S.A.	54,060	713,443
Reckitt Benckiser Group PLC	84,400	3,840,725
Uni-Charm Corp.	16,000	1,224,062

		$9,327,073

Electrical Equipment – 2.1%
Keyence Corp.	4,600	$936,144
Schneider Electric S.A.	24,097	1,835,582

		$2,771,726

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 4.8%
ARM Holdings PLC	483,750	$953,049
Hirose Electric Co. Ltd. (l)	9,300	988,773
Hoya Corp.	55,800	1,117,253
Samsung Electronics Co. Ltd.	3,058	1,416,230
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	201,121	1,892,549

		$6,367,854

Energy – Independent – 2.7%
INPEX Corp.	455	$3,624,193

Energy – Integrated – 5.4%
OAO Gazprom, ADR	82,240	$1,665,360
Petroleo Brasileiro S.A., ADR	25,390	1,040,482
TOTAL S.A.	84,370	4,554,431

		$7,260,273

Food & Beverages – 5.7%
Coca-Cola Hellenic Bottling Co. S.A.	41,553	$856,901
Groupe Danone	38,227	1,886,588
Nestle S.A.	128,413	4,836,096

		$7,579,585

Food & Drug Stores – 3.1%
Dairy Farm International Holdings Ltd.	265,500	$1,715,130
Lawson, Inc.	22,100	972,689
Tesco PLC	246,618	1,434,682

		$4,122,501

Insurance – 1.0%
QBE Insurance Group Ltd.	87,020	$1,388,475

Machinery & Tools – 0.8%
Assa Abloy AB, “B”	78,290	$1,090,934

Major Banks – 2.3%
HSBC Holdings PLC	256,308	$2,118,931
Standard Chartered PLC	53,959	1,012,016

		$3,130,947

Medical Equipment – 2.8%
Essilor International S.A.	20,210	$963,387
Sonova Holding AG	14,832	1,205,343
Straumann Holding AG	360	65,569
Synthes, Inc.	15,030	1,451,058

		$3,685,357

Metals & Mining – 2.6%
BHP Billiton PLC	153,250	$3,439,010

Network & Telecom – 2.6%
NICE Systems Ltd., ADR (a)	33,970	$783,688
Nokia Oyj	186,460	2,730,846

		$3,514,534

Oil Services – 1.5%
Saipem S.p.A.	82,280	$2,001,494

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 8.1%
Aeon Credit Service Co. Ltd.	111,600	$1,452,941
Bancolombia S.A., ADR	22,550	687,775
Bank of Cyprus Public Co. Ltd.	207,220	1,171,515
Bank Rakyat Indonesia	1,885,500	1,158,490
China Construction Bank	1,580,000	1,221,518
Credicorp Ltd.	11,450	666,390
Housing Development Finance Corp. Ltd.	60,214	2,947,224
UBS AG (a)	126,399	1,546,034

		$10,851,887

Pharmaceuticals – 8.9%
Bayer AG	35,160	$1,885,170
Hisamitsu Pharmaceutical Co., Inc.	26,300	816,949
Merck KGaA	13,590	1,382,192
Novo Nordisk A/S, “B”	33,240	1,797,112
Roche Holding AG	25,560	3,474,495
Santen, Inc.	33,600	1,023,678
Teva Pharmaceutical Industries Ltd., ADR	29,370	1,449,116

		$11,828,712

Specialty Chemicals – 5.6%
Akzo Nobel N.V.	38,190	$1,680,106
L’Air Liquide S.A.	16,471	1,504,453
Linde AG	21,350	1,750,027
Shin-Etsu Chemical Co. Ltd.	25,400	1,173,105
Symrise AG	91,481	1,350,074

		$7,457,765

Specialty Stores – 1.3%
Industria de Diseno Textil S.A.	35,760	$1,714,168

Telecommunications – Wireless – 2.7%
America Movil S.A.B. de C.V., “L”, ADR	55,210	$2,137,731
Philippine Long Distance Telephone Co.	28,190	1,402,910

		$3,540,641

Telephone Services – 2.8%
China Unicom Ltd.	1,096,000	$1,460,416
Telefonica S.A.	98,710	2,232,221

		$3,692,637

Utilities – Electric Power – 1.1%
CEZ AS	31,910	$1,437,519

Total Common Stocks (Identified Cost, $132,549,846)		$131,058,710

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 3.7%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	4,892,884	$4,892,884

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	180,240	$180,240

Total Investments (Identified Cost, $137,622,970)		$136,131,834

OTHER ASSETS, LESS LIABILITIES – (2.1)%		(2,845,163)

Net Assets – 100.0%		$133,286,671

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $132,730,086)	$131,238,950
Underlying funds, at cost and value	4,892,884
Total investments, at value, including $171,029 of securities on loan (identified cost, $137,622,970)	$136,131,834
Cash	$66,616
Foreign currency, at value (identified cost, $22,369)	22,234
Receivables for
Investments sold	1,741,110
Fund shares sold	165,072
Interest and dividends	412,480
Other assets	2,811
Total assets		$138,542,157
Liabilities
Payables for
Investments purchased	$4,228,984
Fund shares reacquired	670,451
Collateral for securities loaned, at value	180,240
Payable to affiliates
Management fee	6,636
Shareholder servicing costs	105
Distribution and/or service fees	260
Administrative services fee	340
Payable for trustees’ compensation	3,370
Accrued expenses and other liabilities	165,100
Total liabilities		$5,255,486
Net assets		$133,286,671
Net assets consist of
Paid-in capital	$150,393,410
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $37,297 deferred country tax)	(1,518,828)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(17,080,290)
Undistributed net investment income	1,492,379
Net assets		$133,286,671
Shares of beneficial interest outstanding		13,723,174

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$114,397,486	11,770,881	$9.72
Service Class	18,889,185	1,952,293	9.68

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$2,493,363
Interest	49,741
Dividends from underlying funds	3,358
Foreign taxes withheld	(272,403)
Total investment income		$2,274,059
Expenses
Management fee	$500,395
Distribution and/or service fees	21,216
Shareholder servicing costs	10,961
Administrative services fee	24,570
Trustees’ compensation	9,641
Custodian fee	166,091
Shareholder communications	4,872
Auditing fees	26,014
Legal fees	3,797
Miscellaneous	8,580
Total expenses		$776,137
Net investment income		$1,497,922
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(4,608,091)
Foreign currency transactions	3,353
Net realized gain (loss) on investments and foreign currency transactions		$(4,604,738)
Change in unrealized appreciation (depreciation)
Investments (net of $37,297 decrease in deferred country tax)	$17,371,553
Translation of assets and liabilities in foreign currencies	11,288
Net unrealized gain (loss) on investments and foreign currency translation		$17,382,841
Net realized and unrealized gain (loss) on investments and foreign currency		$12,778,103
Change in net assets from operations		$14,276,025

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$1,497,922	$1,625,622
Net realized gain (loss) on investments and foreign currency transactions	(4,604,738)	(12,287,149)
Net unrealized gain (loss) on investments and foreign currency translation	17,382,841	(54,930,205)
Change in net assets from operations	$14,276,025	$(65,591,732)
Distributions declared to shareholders
From net investment income	$(1,417,237)	$(1,665,009)
From net realized gain on investments	—	(23,814,853)
Total distributions declared to shareholders	$(1,417,237)	$(25,479,862)
Change in net assets from fund share transactions	$15,337,523	$27,839,758
Total change in net assets	$28,196,311	$(63,231,836)
Net assets
At beginning of period	105,090,360	168,322,196
At end of period (including undistributed net investment income of $1,492,379 and $1,411,694, respectively)	$133,286,671	$105,090,360

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.90		$17.63	$17.93	$15.42	$13.55	$11.46
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.16	$0.21	$0.23	$0.12	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		(6.04)	2.57	3.70	1.88	2.03
Total from investment operations	$0.93		$(5.88)	$2.78	$3.93	$2.00	$2.16
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.19)	$(0.27)	$(0.11)	$(0.13)	$(0.07)
From net realized gain on investments	—		(2.66)	(2.81)	(1.31)	—	—
Total distributions declared to shareholders	$(0.11)		$(2.85)	$(3.08)	$(1.42)	$(0.13)	$(0.07)
Net asset value, end of period	$9.72		$8.90	$17.63	$17.93	$15.42	$13.55
Total return (%) (k)(s)	10.63	(n)	(39.82)	16.58	26.04	14.91	18.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.36	(a)	1.22	1.11	1.12	1.14	1.11
Net investment income	2.75	(a)	1.25	1.16	1.40	0.85	1.09
Portfolio turnover	40		73	56	86	80	93
Net assets at end of period (000 Omitted)	$114,397		$87,034	$139,633	$140,242	$121,147	$120,913

See Notes to Financial Statements

9

MFS International Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.84		$17.53	$17.85	$15.36	$13.50	$11.43
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.13	$0.15	$0.19	$0.08	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.82		(6.00)	2.56	3.69	1.88	2.01
Total from investment operations	$0.92		$(5.87)	$2.71	$3.88	$1.96	$2.11
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.22)	$(0.08)	$(0.10)	$(0.04)
From net realized gain on investments	—		(2.66)	(2.81)	(1.31)	—	—
Total distributions declared to shareholders	$(0.08)		$(2.82)	$(3.03)	$(1.39)	$(0.10)	$(0.04)
Net asset value, end of period	$9.68		$8.84	$17.53	$17.85	$15.36	$13.50
Total return (%) (k)(s)	10.52	(n)	(39.96)	16.26	25.75	14.62	18.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.61	(a)	1.46	1.37	1.37	1.39	1.36
Net investment income	2.36	(a)	1.04	0.85	1.15	0.59	0.86
Portfolio turnover	40		73	56	86	80	93
Net assets at end of period (000 Omitted)	$18,889		$18,056	$28,689	$22,979	$19,289	$18,282

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$19,855,739	$—	$—	$19,855,739
Switzerland	17,193,165	—	—	17,193,165
France	16,250,496	—	—	16,250,496
Japan	3,220,429	12,069,984	—	15,290,413
Germany	10,034,357	—	—	10,034,357
India	5,308,868	—	—	5,308,868
Spain	3,946,389	—	—	3,946,389
China	—	3,914,718	—	3,914,718
Hong Kong	3,675,953	—	—	3,675,953
Other Countries	30,842,960	4,745,652	—	35,588,612
Mutual Funds	5,073,124	—	—	5,073,124
Total Investments	$115,401,480	$20,730,354	$—	$136,131,834

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivative Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$6,081,577
Long-term capital gain	19,398,285
Total distributions	$25,479,862

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$139,953,506
Gross appreciation	9,229,344
Gross depreciation	(13,051,016)
Net unrealized appreciation (depreciation)	$(3,821,672)

As of 12/31/08
Undistributed ordinary income	1,416,746
Capital loss carryforwards	(10,066,011)
Other temporary differences	(85,740)
Net unrealized appreciation (depreciation)	(21,230,522)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(10,066,011)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$1,263,603	$1,388,984	$—	$19,144,773
Service Class	153,634	276,025	—	4,670,080
Total	$1,417,237	$1,665,009	$—	$23,814,853

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Effective August 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.35% annually of average daily net assets for the Initial Class shares and 1.60% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $10,961, which equated to 0.0197% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0442% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $955 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $58,457,596 and $43,542,791, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,950,520	$24,368,992	2,955,692	$33,019,673
Service Class	181,284	1,531,963	512,349	6,524,407
	3,131,804	$25,900,955	3,468,041	$39,544,080
Shares issued to shareholders in reinvestment of distributions
Initial Class	148,834	$1,263,603	1,382,745	$20,533,757
Service Class	18,182	153,634	334,875	4,946,105
	167,016	$1,417,237	1,717,620	$25,479,862
Shares reacquired
Initial Class	(1,102,319)	$(9,513,422)	(2,485,117)	$(32,252,847)
Service Class	(288,924)	(2,467,247)	(441,944)	(4,931,337)
	(1,391,243)	$(11,980,669)	(2,927,061)	$(37,184,184)
Net change
Initial Class	1,997,035	$16,119,173	1,853,320	$21,300,583
Service Class	(89,458)	(781,650)	405,280	6,539,175
	1,907,577	$15,337,523	2,258,600	$27,839,758

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $645 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuer

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	25,567,918	(20,675,034)	4,892,884

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,358	$4,892,884

16

MFS International Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS® Blended Research℠ Core Equity Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

CGS-SEM

MFS® BLENDED RESEARCHSM CORE EQUITY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	4.5%
Procter & Gamble Co.	2.3%
Intel Corp.	2.1%
Chevron Corp.	2.1%
Goldman Sachs Group, Inc.	2.1%
International Business Machines Corp.	2.0%
Johnson & Johnson	1.9%
Bank of America Corp.	1.8%
JPMorgan Chase & Co.	1.8%
Apple, Inc.	1.8%

Equity sectors
Technology	15.9%
Financial Services	13.6%
Health Care	13.3%
Energy	12.6%
Consumer Staples	8.7%
Industrial Goods & Services	7.3%
Utilities & Communications	6.7%
Retailing	6.2%
Leisure	4.4%
Basic Materials	4.3%
Special Products & Services	2.4%
Transportation	2.2%
Autos & Housing	1.8%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.60%	$1,000.00	$1,027.18	$3.02
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$1,026.28	$4.27
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 3.3%
Lockheed Martin Corp.	59,580	$4,805,119
Northrop Grumman Corp.	126,360	5,772,125
Precision Castparts Corp.	46,160	3,371,065
United Technologies Corp.	56,560	2,938,858

		$16,887,167

Automotive – 1.2%
Johnson Controls, Inc.	276,960	$6,015,571

Biotechnology – 1.4%
Amgen, Inc. (a)	105,080	$5,562,935
Genzyme Corp. (a)	30,870	1,718,533

		$7,281,468

Broadcasting – 0.4%
Time Warner, Inc.	87,296	$2,198,986

Brokerage & Asset Managers – 0.4%
TD AMERITRADE Holding Corp. (a)	125,220	$2,196,359

Business Services – 1.4%
Accenture Ltd., “A”	94,770	$3,171,004
Visa, Inc., “A”	32,160	2,002,282
Western Union Co.	111,070	1,821,548

		$6,994,834

Cable TV – 1.7%
Comcast Corp., “A”	324,660	$4,704,323
Time Warner Cable, Inc.	126,653	4,011,101

		$8,715,424

Chemicals – 2.8%
3M Co.	82,930	$4,984,093
Celanese Corp.	103,010	2,446,488
Ecolab, Inc.	62,310	2,429,467
PPG Industries, Inc.	93,770	4,116,503

		$13,976,551

Computer Software – 4.2%
Akamai Technologies, Inc. (a)	206,700	$3,964,506
Citrix Systems, Inc. (a)	103,870	3,312,414
Microsoft Corp.	254,850	6,057,785
Oracle Corp.	359,310	7,696,420

		$21,031,125

Computer Software – Systems – 6.1%
Apple, Inc. (a)	63,600	$9,058,548
Dell, Inc. (a)	277,930	3,815,979
Hewlett-Packard Co.	213,570	8,254,481
International Business Machines Corp.	94,450	9,862,469

		$30,991,477

Construction – 0.6%
NVR, Inc. (a)	6,540	$3,285,631

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 3.3%
Apollo Group, Inc., “A” (a)	68,800	$4,893,056
Procter & Gamble Co.	226,610	11,579,771

		$16,472,827

Containers – 0.6%
Owens-Illinois, Inc. (a)	117,150	$3,281,372

Electrical Equipment – 2.6%
General Electric Co.	688,990	$8,074,963
Tyco Electronics Ltd.	156,470	2,908,777
WESCO International, Inc. (a)	84,310	2,111,122

		$13,094,862

Electronics – 2.6%
Intel Corp.	648,890	$10,739,130
National Semiconductor Corp.	193,890	2,433,320

		$13,172,450

Energy – Independent – 1.7%
Apache Corp.	89,580	$6,463,197
CONSOL Energy, Inc.	61,530	2,089,559

		$8,552,756

Energy – Integrated – 8.9%
Chevron Corp.	159,930	$10,595,363
Exxon Mobil Corp.	324,010	22,651,539
Hess Corp.	108,050	5,807,688
Marathon Oil Corp.	190,760	5,747,599

		$44,802,189

Food & Beverages – 4.1%
Coca-Cola Co.	73,550	$3,529,665
Coca-Cola Enterprises, Inc.	173,370	2,886,611
General Mills, Inc.	116,320	6,516,246
J.M. Smucker Co.	57,500	2,797,950
PepsiCo, Inc.	93,280	5,126,669

		$20,857,141

Food & Drug Stores – 1.8%
CVS Caremark Corp.	148,780	$4,741,619
Kroger Co.	206,930	4,562,807

		$9,304,426

Gaming & Lodging – 0.5%
Royal Caribbean Cruises Ltd.	168,800	$2,285,552

General Merchandise – 3.0%
Macy’s, Inc.	448,810	$5,278,006
Target Corp.	70,970	2,801,186
Wal-Mart Stores, Inc.	149,650	7,249,046

		$15,328,238

Health Maintenance Organizations – 2.1%
UnitedHealth Group, Inc.	256,980	$6,419,360
WellPoint, Inc. (a)	79,140	4,027,435

		$10,446,795

4

MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 3.2%
Aflac, Inc.	85,700	$2,664,413
MetLife, Inc.	108,620	3,259,686
Prudential Financial, Inc.	103,810	3,863,808
Travelers Cos., Inc.	156,850	6,437,124

		$16,225,031

Internet – 1.6%
Google, Inc., “A” (a)	18,680	$7,875,301

Leisure & Toys – 0.7%
Hasbro, Inc.	148,800	$3,606,912

Machinery & Tools – 1.4%
Dover Corp.	92,360	$3,056,192
Eaton Corp.	87,000	3,881,070

		$6,937,262

Major Banks – 9.2%
Bank of America Corp.	705,230	$9,309,036
Bank of New York Mellon Corp.	188,018	5,510,808
Goldman Sachs Group, Inc.	70,760	10,432,854
JPMorgan Chase & Co.	267,190	9,113,851
PNC Financial Services Group, Inc.	76,440	2,966,636
State Street Corp.	32,380	1,528,336
Wells Fargo & Co.	309,130	7,499,494

		$46,361,015

Medical Equipment – 2.3%
Medtronic, Inc.	111,850	$3,902,447
Thermo Fisher Scientific, Inc. (a)	54,690	2,229,711
Waters Corp. (a)	56,990	2,933,275
Zimmer Holdings, Inc. (a)	58,440	2,489,544

		$11,554,977

Network & Telecom – 1.4%
Cisco Systems, Inc. (a)	370,140	$6,899,410

Oil Services – 2.0%
Halliburton Co.	122,490	$2,535,543
Nabors Industries Ltd. (a)	110,480	1,721,278
Noble Corp.	80,370	2,431,193
Schlumberger Ltd.	58,930	3,188,702

		$9,876,716

Other Banks & Diversified Financials – 0.4%
New York Community Bancorp, Inc.	173,090	$1,850,332

Pharmaceuticals – 7.5%
Abbott Laboratories	91,730	$4,314,979
Eli Lilly & Co.	68,990	2,389,814
Johnson & Johnson	165,710	9,412,328
Merck & Co., Inc.	199,830	5,587,247
Pfizer, Inc.	563,050	8,445,750
Schering-Plough Corp.	131,200	3,295,744
Wyeth	95,650	4,341,554

		$37,787,416

Railroad & Shipping – 0.9%
Union Pacific Corp.	88,230	$4,593,254

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 0.4%
Equity Residential, REIT	90,780	$2,018,039

Restaurants – 1.1%
Darden Restaurants, Inc.	166,600	$5,494,468

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	26,420	$1,706,468
Praxair, Inc.	39,190	2,785,233

		$4,491,701

Specialty Stores – 1.4%
Home Depot, Inc.	183,330	$4,332,088
Staples, Inc.	136,970	2,762,685

		$7,094,773

Telephone Services – 3.2%
AT&T, Inc.	312,750	$7,768,710
Qwest Communications International, Inc.	510,690	2,119,364
Verizon Communications, Inc.	201,350	6,187,486

		$16,075,560

Tobacco – 2.3%
Altria Group, Inc.	355,550	$5,827,465
Philip Morris International, Inc.	132,940	5,798,843

		$11,626,308

Trucking – 1.3%
FedEx Corp.	51,770	$2,879,447
United Parcel Service, Inc., “B”	73,520	3,675,265

		$6,554,712

Utilities – Electric Power – 3.5%
AES Corp. (a)	155,970	$1,810,812
American Electric Power Co., Inc.	127,460	3,682,319
FPL Group, Inc.	56,370	3,205,198
PG&E Corp.	154,700	5,946,668
Public Service Enterprise Group, Inc.	88,850	2,899,176

		$17,544,173

Total Common Stocks (Identified Cost, $605,565,450)		$501,640,561

MONEY MARKET FUNDS (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	1,094,307	$1,094,307

Total Investments (Identified Cost, $606,659,757)		$502,734,868

OTHER ASSETS, LESS LIABILITIES – 0.4%		1,789,509

Net Assets – 100.0%		$504,524,377

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $605,565,450)	$501,640,561
Underlying funds, at cost and value	1,094,307
Total investments, at value (identified cost, $606,659,757)	$502,734,868
Receivables for
Investments sold	$35,231,152
Fund shares sold	404
Interest and dividends	638,001
Receivable from investment adviser	29,705
Other assets	13,219
Total assets		$538,647,349
Liabilities
Payables for
Investments purchased	$33,243,233
Fund shares reacquired	638,519
Payable to affiliates
Management fee	15,268
Shareholder servicing costs	394
Distribution and/or service fees	2,550
Administrative services fee	1,268
Payable for trustees’ compensation	16,229
Accrued expenses and other liabilities	205,511
Total liabilities		$34,122,972
Net assets		$504,524,377
Net assets consist of
Paid-in capital	$780,212,911
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(103,924,878)
Accumulated net realized gain (loss) on investments	(176,780,893)
Undistributed net investment income	5,017,237
Net assets		$504,524,377
Shares of beneficial interest outstanding		22,140,262

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$319,150,425	13,977,159	$22.83
Service Class	185,373,952	8,163,103	22.71

See Notes to Financial Statements

6

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$6,692,329
Interest	5,049
Dividends from underlying funds	2,905
Total investment income		$6,700,283
Expenses
Management fee	$1,334,805
Distribution and/or service fees	223,813
Shareholder servicing costs	49,275
Administrative services fee	109,563
Trustees’ compensation	47,548
Custodian fee	49,922
Shareholder communications	37,881
Auditing fees	21,227
Legal fees	3,797
Miscellaneous	26,836
Total expenses		$1,904,667
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(222,601)
Net expenses		$1,682,065
Net investment income		$5,018,218
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) on investment transactions (identified cost basis)		$(65,673,481)
Change in unrealized appreciation (depreciation)
Investments	$73,962,665
Translation of assets and liabilities in foreign currencies	3
Net unrealized gain (loss) on investments and foreign currency translation		$73,962,668
Net realized and unrealized gain (loss) on investments and foreign currency		$8,289,187
Change in net assets from operations		$13,307,405

See Notes to Financial Statements

7

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$5,018,218	$11,748,145
Net realized gain (loss) on investments and foreign currency transactions	(65,673,481)	(106,210,555)
Net unrealized gain (loss) on investments and foreign currency translation	73,962,668	(215,866,986)
Change in net assets from operations	$13,307,405	$(310,329,396)
Distributions declared to shareholders
From net investment income	$(11,711,698)	$(11,096,074)
Change in net assets from fund share transactions	$(32,970,233)	$(154,331,243)
Total change in net assets	$(31,374,526)	$(475,756,713)
Net assets
At beginning of period	535,898,903	1,011,655,616
At end of period (including undistributed net investment income of $5,017,237 and $11,710,717, respectively)	$504,524,377	$535,898,903

See Notes to Financial Statements

8

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$22.80		$35.51	$33.89	$30.15	$28.27	$25.51
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.48	$0.38	$0.37	$0.23	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		(12.74)	1.64	3.62	1.92	2.77
Total from investment operations	$0.58		$(12.26)	$2.02	$3.99	$2.15	$3.02
Less distributions declared to shareholders
From net investment income	$(0.55)		$(0.45)	$(0.40)	$(0.25)	$(0.27)	$(0.26)
Net asset value, end of period	$22.83		$22.80	$35.51	$33.89	$30.15	$28.27
Total return (%) (k)(r)(s)	2.72	(n)	(34.95)	5.95	13.30	7.70	11.99	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.64	0.62	0.61	0.63	0.61
Expenses after expense reductions (f)	0.60	(a)	0.60	0.61	N/A	N/A	N/A
Net investment income	2.15	(a)	1.60	1.07	1.18	0.79	0.95
Portfolio turnover	40		76	102	35	49	78
Net assets at end of period (000 Omitted)	$319,150		$342,241	$673,008	$826,937	$929,794	$1,073,587

See Notes to Financial Statements

9

MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$22.62		$35.23	$33.65	$29.96	$28.13	$25.39
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.29	$0.28	$0.16	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		(12.66)	1.63	3.61	1.90	2.77
Total from investment operations	$0.56		$(12.25)	$1.92	$3.89	$2.06	$2.95
Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.36)	$(0.34)	$(0.20)	$(0.23)	$(0.21)
Net asset value, end of period	$22.71		$22.62	$35.23	$33.65	$29.96	$28.13
Total return (%) (k)(r)(s)	2.63	(n)	(35.12)	5.69	13.04	7.42	11.74	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.90	0.87	0.86	0.88	0.86
Expenses after expense reductions (f)	0.85	(a)	0.85	0.86	N/A	N/A	N/A
Net investment income	1.92	(a)	1.35	0.84	0.88	0.54	0.70
Portfolio turnover	40		76	102	35	49	78
Net assets at end of period (000 Omitted)	$185,374		$193,658	$338,647	$319,869	$198,705	$82,053

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the accrual was recorded.
(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the

11

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$501,640,561	$—	$—	$501,640,561
Mutual Funds	1,094,307	—	—	1,094,307
Total Investments	$502,734,868	$—	$—	$502,734,868

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$11,096,074

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$611,386,024
Gross appreciation	$15,897,214
Gross depreciation	(124,548,370)
Net unrealized appreciation (depreciation)	$(108,651,156)

As of 12/31/08
Undistributed ordinary income	11,710,717
Capital loss carryforwards	(106,381,145)
Other temporary differences	8
Net unrealized appreciation (depreciation)	(182,613,821)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/11	$(3,630,846)
12/31/16	(102,750,299)
$(106,381,145)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statement of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$7,740,496	$7,779,968
Service Class	3,971,202	3,316,106
Total	$11,711,698	$11,096,074

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that the total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that the total annual operating expenses of the fund do not exceed 0.60% annually of average daily net assets for the Initial Class shares and 0.85% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $222,601 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $49,275, which equated to 0.0203% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0451% of the funds average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,435 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $194,043,659 and $228,862,577, respectively.

15

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	155,885	$2,803,793	303,713	$7,906,299
Service Class	513,572	8,852,082	1,031,457	25,940,649
	669,457	$11,655,875	1,335,170	$33,846,948
Shares issued to shareholders in reinvestment of distributions
Initial Class	365,118	$7,740,496	225,965	$7,779,968
Service Class	188,298	3,971,202	96,934	3,316,106
	553,416	$11,711,698	322,899	$11,096,074
Shares reacquired
Initial Class	(1,556,307)	$(32,809,416)	(4,471,633)	$(135,201,637)
Service Class	(1,099,964)	(23,528,390)	(2,180,485)	(64,072,628)
	(2,656,271)	$(56,337,806)	(6,652,118)	$(199,274,265)
Net change
Initial Class	(1,035,304)	$(22,265,127)	(3,941,955)	$(119,515,370)
Service Class	(398,094)	(10,705,106)	(1,052,094)	(34,815,873)
	(1,433,398)	$(32,970,233)	(4,994,049)	$(154,331,243)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $2,883 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	39,085,708	(37,991,401)	1,094,307

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,905	$1,094,307

16

MFS Blended Research Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS INVESTMENT MANAGEMENT

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
RES-SEM

MFS® GLOBAL RESEARCH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Chevron Corp.	2.4%
Apple, Inc.	2.2%
TOTAL S.A.	2.1%
Royal Dutch Shell PLC, “A”	1.9%
Nestle S.A.	1.7%
Merck KGaA	1.7%
Target Corp.	1.7%
Medtronic, Inc.	1.6%
BHP Billiton PLC	1.4%
Siemens AG	1.4%

Global equity sectors
Financial Services	20.2%
Capital Goods	18.6%
Energy	16.7%
Technology	12.5%
Health Care	9.7%
Consumer Cyclicals	8.0%
Consumer Staples	7.7%
Telecom/Cable Television	6.0%

Country weightings (w)
United States	48.9%
United Kingdom	9.5%
Switzerland	6.7%
Japan	5.7%
Germany	5.3%
France	4.6%
Canada	2.6%
Italy	2.6%
China	1.8%
Other Countries	12.3%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.97%	$1,000.00	$1,063.98	$4.96
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
Service Class	Actual	1.22%	$1,000.00	$1,062.05	$6.24
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 1.0%
Goodrich Corp.	15,030	$751,038
Lockheed Martin Corp.	8,720	703,268

		$1,454,306

Apparel Manufacturers – 2.0%
Li & Fung Ltd.	256,000	$687,067
LVMH Moet Hennessy Louis Vuitton S.A.	10,870	829,544
NIKE, Inc., “B”	28,370	1,468,999

		$2,985,610

Automotive – 0.5%
Bridgestone Corp.	43,600	$681,069

Biotechnology – 1.4%
Actelion Ltd. (a)	18,241	$954,398
Genzyme Corp. (a)	18,940	1,054,390

		$2,008,788

Broadcasting – 0.7%
WPP Group PLC	162,027	$1,074,930

Brokerage & Asset Managers – 2.2%
Affiliated Managers Group, Inc. (a)	7,640	$444,572
Charles Schwab Corp.	26,090	457,619
CME Group, Inc.	1,470	457,332
Deutsche Boerse AG	8,820	683,987
Franklin Resources, Inc.	6,880	495,429
Julius Baer Holding Ltd.	19,082	740,766

		$3,279,705

Business Services – 0.8%
MasterCard, Inc., “A”	4,490	$751,222
Mitsubishi Corp.	23,500	431,582

		$1,182,804

Computer Software – 1.1%
Adobe Systems, Inc. (a)	28,070	$794,381
VeriSign, Inc. (a)	47,760	882,605

		$1,676,986

Computer Software – Systems – 4.1%
Acer, Inc.	719,000	$1,244,660
Apple, Inc. (a)(s)	22,430	3,194,705
Hewlett-Packard Co.	40,700	1,573,055

		$6,012,420

Conglomerates – 2.4%
Keppel Corp. Ltd.	315,000	$1,495,512
Siemens AG	29,840	2,057,888

		$3,553,400

Construction – 1.6%
CRH PLC	23,382	$534,663
Geberit AG	6,553	805,744
Pulte Homes, Inc.	114,610	1,012,006

		$2,352,413

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 2.8%
Kimberly-Clark de Mexico S.A. de C.V., “A”	248,200	$951,466
Procter & Gamble Co.	32,600	1,665,860
Reckitt Benckiser Group PLC	33,200	1,510,806

		$4,128,132

Containers – 0.8%
Owens-Illinois, Inc. (a)	40,000	$1,120,400

Electrical Equipment – 2.1%
Danaher Corp. (s)	30,340	$1,873,192
Rockwell Automation, Inc.	38,430	1,234,372

		$3,107,564

Electronics – 3.2%
ARM Holdings PLC	347,180	$683,989
Intel Corp.	102,180	1,691,079
Samsung Electronics Co. Ltd.	2,255	1,044,342
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	132,590	1,247,672

		$4,667,082

Energy – Independent – 1.6%
Anadarko Petroleum Corp.	7,930	$359,943
Galp Energia SGPS S.A., “B”	44,840	629,038
Tullow Oil PLC	83,274	1,284,397

		$2,273,378

Energy – Integrated – 8.0%
Chevron Corp. (s)	52,810	$3,498,663
Hess Corp.	9,500	510,625
Marathon Oil Corp.	60,900	1,834,917
Royal Dutch Shell PLC, “A”	113,110	2,824,824
TOTAL S.A.	56,550	3,052,662

		$11,721,691

Engineering – Construction – 2.0%
Fluor Corp.	36,070	$1,850,030
JGC Corp.	63,000	1,013,425

		$2,863,455

Food & Beverages – 4.3%
Coca-Cola Co.	38,730	$1,858,653
Nestle S.A.	67,488	2,541,631
PepsiCo, Inc.	34,760	1,910,410

		$6,310,694

Food & Drug Stores – 0.4%
Lawson, Inc.	14,300	$629,387

General Merchandise – 2.6%
Target Corp.	61,110	$2,412,012
Wal-Mart Stores, Inc.	29,510	1,429,464

		$3,841,476

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 4.0%
ACE Ltd.	9,450	$417,974
China Life Insurance	97,000	358,156
Chubb Corp.	8,900	354,932
MetLife, Inc.	27,580	827,676
Prudential Financial, Inc.	3,590	133,620
QBE Insurance Group Ltd.	62,110	991,016
Samsung Fire & Marine Insurance Co. Ltd.	2,735	402,491
Storebrand ASA (a)	89,870	391,338
Tokio Marine Holding, Inc.	13,400	368,027
Travelers Cos., Inc.	9,360	384,134
Zurich Financial Services Ltd.	6,610	1,164,377

		$5,793,741

Internet – 1.4%
Google, Inc., “A” (a)	4,740	$1,998,337

Machinery & Tools – 1.9%
Assa Abloy AB, “B”	79,840	$1,112,533
BEML Ltd.	7,010	156,523
Bucyrus International, Inc.	27,870	795,967
Glory Ltd.	38,600	763,598

		$2,828,621

Major Banks – 10.3%
Bank of America Corp.	153,200	$2,022,240
Bank of New York Mellon Corp.	48,466	1,420,538
BNP Paribas	22,364	1,451,016
Goldman Sachs Group, Inc.	10,440	1,539,274
Hang Seng Bank Ltd.	37,500	532,392
HSBC Holdings PLC	236,116	1,952,001
Intesa Sanpaolo S.p.A. (a)	381,915	1,229,590
JPMorgan Chase & Co.	60,050	2,048,306
State Street Corp.	30,850	1,456,120
Sumitomo Mitsui Financial Group, Inc.	34,100	1,378,949

		$15,030,426

Medical Equipment – 3.9%
Medtronic, Inc.	65,570	$2,287,737
Smith & Nephew PLC	90,320	667,932
Synthes, Inc.	10,170	981,854
Waters Corp. (a)	19,060	981,018
Zimmer Holdings, Inc. (a)	17,180	731,868

		$5,650,409

Metals & Mining – 2.1%
BHP Billiton PLC	94,190	$2,113,673
Cameco Corp.	37,000	947,200

		$3,060,873

Natural Gas – Distribution – 1.0%
Gaz de France	37,376	$1,391,569

Network & Telecom – 1.9%
Cisco Systems, Inc. (a)	97,240	$1,812,554
Research in Motion Ltd. (a)	14,137	1,004,434

		$2,816,988

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 2.6%
National Oilwell Varco, Inc. (a)	31,540	$1,030,096
Saipem S.p.A.	62,180	1,512,554
Schlumberger Ltd.	22,200	1,201,242

		$3,743,892

Other Banks & Diversified Financials – 3.4%
China Construction Bank	2,177,000	$1,683,067
Itau Unibanco Banco Multiplo S.A., ADR	29,058	459,988
Komercni Banka A.S.	3,607	499,077
UBS AG (a)	104,160	1,274,020
Unione di Banche Italiane ScpA	79,988	1,040,197

		$4,956,349

Pharmaceuticals – 4.4%
Abbott Laboratories	21,200	$997,248
Johnson & Johnson	28,010	1,590,968
Merck KGaA	24,250	2,466,384
Roche Holding AG	9,900	1,345,755

		$6,400,355

Precious Metals & Minerals – 0.8%
Agnico-Eagle Mines Ltd.	22,690	$1,195,217

Railroad & Shipping – 0.9%
East Japan Railway Co.	20,800	$1,254,456

Real Estate – 0.3%
Sun Hung Kai Properties Ltd.	37,000	$460,542

Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	6,490	$419,189
Akzo Nobel N.V.	15,880	698,614
Linde AG	11,160	914,768

		$2,032,571

Specialty Stores – 2.3%
Abercrombie & Fitch Co., “A”	25,840	$656,078
Esprit Holdings Ltd.	152,400	850,485
Nordstrom, Inc.	25,270	502,620
Staples, Inc.	30,020	605,503
Tiffany & Co.	27,600	699,936

		$3,314,622

Telecommunications – Wireless – 2.3%
America Movil S.A.B. de C.V., “L”, ADR	24,370	$943,606
Rogers Communications, Inc., “B”	25,630	659,973
Vodafone Group PLC	881,560	1,699,801

		$3,303,380

Telephone Services – 3.7%
AT&T, Inc.	76,730	$1,905,973
China Unicom Ltd.	414,000	551,654
Royal KPN N.V.	135,200	1,858,529
Virgin Media, Inc.	108,850	1,017,748

		$5,333,904

Tobacco – 0.6%
Japan Tobacco, Inc.	272	$847,812

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 1.1%
Expeditors International of Washington, Inc.	23,730	$791,158
Yamato Holdings Co. Ltd.	67,000	890,163

		$1,681,321

Utilities – Electric Power – 3.5%
E.ON AG	47,259	$1,672,017
PG&E Corp.	34,470	1,325,027
PPL Corp.	42,450	1,399,152
Progress Energy, Inc.	10,230	387,001
Wisconsin Energy Corp.	7,030	286,191

		$5,069,388

Total Common Stocks (Identified Cost, $159,089,514)		$145,090,463

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	828,619	$828,619

Total Investments (Identified Cost, $159,918,133)		$145,919,082

OTHER ASSETS, LESS LIABILITIES – 0.0%		48,452

Net Assets – 100.0%		$145,967,534

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $169,374. At June 30, 2009, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $159,089,514)	$145,090,463
Underlying funds, at cost and value	828,619
Total investments, at value (identified cost, $159,918,133)	$145,919,082
Foreign currency, at value (identified cost, $79,881)	$79,649
Receivables for
Investments sold	3,623,366
Fund shares sold	1,037
Interest and dividends	336,520
Other assets	4,239
Total assets		$149,963,893
Liabilities
Payables for
Investments purchased	$3,646,359
Fund shares reacquired	270,357
Payable to affiliates
Management fee	6,057
Shareholder servicing costs	115
Distribution and/or service fees	228
Administrative services fee	372
Payable for trustees’ compensation	4,625
Accrued expenses and other liabilities	68,246
Total liabilities		$3,996,359
Net assets		$145,967,534
Net assets consist of
Paid-in capital	$362,777,781
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $5,301 deferred country tax)	(14,003,201)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(204,255,127)
Undistributed net investment income	1,448,081
Net assets		$145,967,534
Shares of beneficial interest outstanding		10,514,205

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$129,486,421	9,321,928	$13.89
Service Class	16,481,113	1,192,277	13.82

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$2,285,997
Interest	28,594
Dividends from underlying funds	633
Foreign taxes withheld	(177,159)
Total investment income		$2,138,065
Expenses
Management fee	$515,406
Distribution and/or service fees	20,403
Shareholder servicing costs	13,918
Administrative services fee	30,583
Trustees’ compensation	13,538
Custodian fee	46,760
Shareholder communications	7,124
Auditing fees	25,018
Legal fees	3,797
Dividend and interest expense on securities sold short	837
Miscellaneous	12,083
Total expenses		$689,467
Net investment income		$1,448,598
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $24 country tax)	$(22,877,305)
Securities sold short	(130,092)
Foreign currency transactions	20,733
Net realized gain (loss) on investments and foreign currency transactions		$(22,986,664)
Change in unrealized appreciation (depreciation)
Investments (net of $5,301 deferred country tax)	$29,576,129
Translation of assets and liabilities in foreign currencies	3,594
Net unrealized gain (loss) on investments and foreign currency translation		$29,579,723
Net realized and unrealized gain (loss) on investments and foreign currency		$6,593,059
Change in net assets from operations		$8,041,657

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$1,448,598	$2,350,937
Net realized gain (loss) on investments and foreign currency transactions	(22,986,664)	(34,940,905)
Net unrealized gain (loss) on investments and foreign currency translation	29,579,723	(63,345,052)
Change in net assets from operations	$8,041,657	$(95,935,020)
Distributions declared to shareholders
From net investment income	$(2,477,436)	$(1,473,376)
Change in net assets from fund share transactions	$(12,467,352)	$(46,769,926)
Total change in net assets	$(6,903,131)	$(144,178,322)
Net assets
At beginning of period	152,870,665	297,048,987
At end of period (including undistributed net investment income of $1,448,081 and $2,476,919, respectively)	$145,967,534	$152,870,665

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$13.30		$21.04		$18.73	$17.04	$15.88	$13.84
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.19		$0.10	$0.13	$0.09	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(7.81)		2.37	1.67	1.16	2.09
Total from investment operations	$0.83		$(7.62)		$2.47	$1.80	$1.25	$2.17
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.12)		$(0.16)	$(0.11)	$(0.09)	$(0.13)
Net asset value, end of period	$13.89		$13.30		$21.04	$18.73	$17.04	$15.88
Total return (%) (k)(s)	6.40	(n)	(36.43	)(t)	13.24	10.62	7.94	15.83	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.97	(a)	0.87		0.83	0.82	0.83	0.80
Expenses excluding short sale dividend and interest expense (f)	0.97	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	2.13	(a)	1.06		0.48	0.76	0.57	0.53
Portfolio turnover	37		144		84	87	92	118
Net assets at end of period (000 Omitted)	$129,486		$134,672		$268,217	$309,757	$366,831	$432,318

See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$13.21		$20.89		$18.60	$16.93	$15.78	$13.77
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.14		$0.05	$0.09	$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.68		(7.76)		2.36	1.65	1.16	2.08
Total from investment operations	$0.80		$(7.62)		$2.41	$1.74	$1.21	$2.12
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.06)		$(0.12)	$(0.07)	$(0.06)	$(0.11)
Net asset value, end of period	$13.82		$13.21		$20.89	$18.60	$16.93	$15.78
Total return (%) (k)(s)	6.21	(n)	(36.57	)(t)	12.97	10.32	7.71	15.54	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.22	(a)	1.12		1.08	1.07	1.09	1.05
Expenses excluding short sale dividend and interest expense (f)	1.22	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	1.91	(a)	0.81		0.23	0.54	0.33	0.30
Portfolio turnover	37		144		84	87	92	118
Net assets at end of period (000 Omitted)	$16,481		$18,199		$28,832	$29,316	$28,039	$25,315

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.86%.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$71,317,673	$—	$—	$71,317,673
United Kingdom	13,812,353	—	—	13,812,353
Switzerland	9,808,543	—	—	9,808,543
Japan	1,883,843	6,374,625	—	8,258,468
Germany	7,795,043	—	—	7,795,043
France	6,724,791	—	—	6,724,791
Canada	3,806,823	—	—	3,806,823
Italy	3,782,341	—	—	3,782,341
China	—	2,592,876	—	2,592,876
Other Countries	11,020,597	6,170,955	—	17,191,552
Mutual Funds	828,619	—	—	828,619
Total Investments	$130,780,626	$15,138,456	$—	$145,919,082

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2009, this expense amounted to $837. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2009, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations.

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$1,473,376

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$161,185,232
Gross appreciation	9,467,786
Gross depreciation	(24,733,936)
Net unrealized appreciation (depreciation)	$(15,266,150)

As of 12/31/08
Undistributed ordinary income	2,476,919
Capital loss carryforwards	(180,001,364)
Other temporary differences	(2,443)
Net unrealized appreciation (depreciation)	(44,847,580)

The aggregate cost above includes prior fiscal year end tax adjustments.

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(145,735,638)
12/31/16	(34,265,726)
(180,001,364)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$2,227,420	$1,382,002
Service Class	250,016	91,374
Total	$2,477,436	$1,473,376

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $13,918, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0444% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,261 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $51,744,902 and $63,334,459, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	16,527	$204,339	67,768	$1,131,700
Service Class	145,259	1,559,467	277,614	4,343,879
	161,786	$1,763,806	345,382	$5,475,579
Shares issued to shareholders in reinvestment of distributions
Initial Class	177,767	$2,227,420	66,506	$1,382,002
Service Class	20,049	250,016	4,421	91,374
	197,816	$2,477,436	70,927	$1,473,376
Shares reacquired
Initial Class	(996,933)	$(12,291,285)	(2,756,413)	$(48,915,273)
Service Class	(351,079)	(4,417,309)	(284,061)	(4,803,608)
	(1,348,012)	$(16,708,594)	(3,040,474)	$(53,718,881)
Net change
Initial Class	(802,639)	$(9,859,526)	(2,622,139)	$(46,401,571)
Service Class	(185,771)	(2,607,826)	(2,026)	(368,355)
	(988,410)	$(12,467,352)	(2,624,165)	$(46,769,926)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $811 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	12,320,600	(11,491,981)	828,619

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$633	$828,619

17

MFS Global Research Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS
INVESTMENT MANAGEMENT

MFS® International Value Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Vodafone Group PLC	3.3%
Nestle S.A.	3.1%
TOTAL S.A.	2.9%
Heineken N.V.	2.9%
Kao Corp.	2.8%
Roche Holding AG	2.7%
Sanofi-Aventis	2.6%
KDDI Corp.	2.5%
GlaxoSmithKline PLC	2.5%
British American Tobacco PLC	2.3%

Equity sectors
Financial Services	18.4%
Consumer Staples	16.1%
Utilities & Communications	13.1%
Health Care	12.1%
Technology	6.3%
Industrial Goods & Services	6.2%
Leisure	5.9%
Energy	5.6%
Basic Materials	3.8%
Transportation	3.7%
Autos & Housing	2.7%
Special Products & Services	2.6%
Retailing	2.0%

Country weightings (w)
Japan	24.2%
United Kingdom	20.9%
Switzerland	11.1%
France	9.3%
Netherlands	9.3%
Germany	6.7%
South Korea	2.0%
Spain	2.0%
Finland	1.9%
Other Countries	12.6%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.11%	$1,000.00	$1,043.74	$5.62
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
Service Class	Actual	1.36%	$1,000.00	$1,042.32	$6.89
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 1.0%
Cobham PLC	804,660	$2,286,243

Alcoholic Beverages – 2.9%
Heineken N.V.	178,450	$6,618,948

Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	77,702	$1,614,754
Sanyo Shokai Ltd. (l)	220,400	753,033

		$2,367,787

Broadcasting – 3.4%
Fuji Television Network, Inc.	1,174	$1,768,378
Nippon Television Network Corp.	12,380	1,465,302
Vivendi S.A.	119,421	2,853,868
WPP Group PLC	272,526	1,808,010

		$7,895,558

Brokerage & Asset Managers – 1.6%
Daiwa Securities Group, Inc.	523,000	$3,091,163
Van Lanschot N.V.	13,890	730,709

		$3,821,872

Business Services – 2.6%
Bunzl PLC	209,020	$1,727,995
Nomura Research, Inc.	56,100	1,244,527
USS Co. Ltd.	58,010	2,976,433

		$5,948,955

Chemicals – 1.1%
Givaudan S.A.	4,034	$2,470,781

Computer Software – Systems – 2.6%
Fujitsu Ltd.	277,000	$1,500,990
Konica Minolta Holdings, Inc.	269,500	2,800,323
Venture Corp. Ltd.	369,000	1,770,950

		$6,072,263

Construction – 2.7%
CRH PLC	65,521	$1,498,232
Fletcher Building Ltd.	248,908	1,053,741
Geberit AG	29,371	3,611,399

		$6,163,372

Consumer Goods & Services – 5.1%
Henkel KGaA, IPS	91,450	$2,851,899
Kao Corp.	300,000	6,537,990
KOSE Corp.	117,400	2,473,955

		$11,863,844

Containers – 1.2%
Brambles Ltd.	366,820	$1,754,867
Smurfit Kappa Group PLC	210,196	1,135,262

		$2,890,129

Electrical Equipment – 3.3%
Legrand S.A.	138,470	$3,017,713
OMRON Corp.	120,900	1,738,457

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Spectris PLC	307,020	$2,785,677

		$7,541,847

Electronics – 2.3%
Samsung Electronics Co. Ltd.	6,803	$3,150,625
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	219,670	2,067,095

		$5,217,720

Energy – Independent – 0.6%
INPEX Corp.	185	$1,473,573

Energy – Integrated – 5.0%
Royal Dutch Shell PLC, “A”	188,990	$4,719,861
TOTAL S.A.	125,380	6,768,218

		$11,488,079

Food & Beverages – 3.8%
Binggrae Co. Ltd.	12,870	$444,507
Nestle S.A.	191,847	7,225,051
Nong Shim Co. Ltd.	6,268	1,126,710

		$8,796,268

Forest & Paper Products – 0.5%
UPM-Kymmene Corp.	132,440	$1,153,777

General Merchandise – 0.3%
Daiei, Inc. (a)	168,300	$750,563

Insurance – 7.0%
AEGON N.V.	177,990	$1,094,405
Allianz SE	11,110	1,022,887
Aviva PLC	344,760	1,936,985
Catlin Group Ltd.	256,396	1,355,105
Euler Hermes	13,838	844,061
Hiscox Ltd.	258,709	1,232,193
ING Groep N.V.	163,620	1,646,219
Jardine Lloyd Thompson Group PLC	321,380	2,132,121
Muenchener Ruckvers AG	16,610	2,241,354
Zurich Financial Services Ltd.	14,990	2,640,547

		$16,145,877

Leisure & Toys – 0.9%
NAMCO BANDAI Holdings, Inc.	96,600	$1,059,571
Sankyo Co. Ltd.	20,800	1,111,953

		$2,171,524

Machinery & Tools – 1.9%
Assa Abloy AB, “B”	191,410	$2,667,208
Glory Ltd.	89,800	1,776,454

		$4,443,662

Major Banks – 4.9%
Credit Agricole S.A.	151,668	$1,888,523
HSBC Holdings PLC	545,610	4,510,628
Sumitomo Mitsui Financial Group, Inc.	88,300	3,570,710
UniCredito Italiano S.p.A. (a)	559,374	1,408,568

		$11,378,429

4

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 1.7%
Smith & Nephew PLC	370,467	$2,739,667
Straumann Holding AG (l)	280	50,998
Synthes, Inc.	11,710	1,130,532

		$3,921,197

Metals & Mining – 0.2%
Nyrstar N.V. (a)	60,757	$514,807

Network & Telecom – 1.4%
Nokia Oyj	219,850	$3,219,867

Other Banks & Diversified Financials – 4.6%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Bangkok Bank Public Co. Ltd.	365,200	1,191,460
Chiba Bank Ltd.	184,000	1,197,190
Dah Sing Financial Holdings Ltd.	218,800	892,134
DNB Holding A.S.A. (a)	208,960	1,592,349
Hachijuni Bank Ltd.	187,000	1,054,928
Joyo Bank Ltd.	188,000	955,754
Sapporo Hokuyo Holdings, Inc.	209,000	598,658
Siam City Bank Public Co. Ltd.	3,041,800	1,455,279
SNS REAAL Groep N.V.	112,910	630,415
Unione di Banche Italiane ScpA	80,385	1,045,360

		$10,613,527

Pharmaceuticals – 10.4%
Daiichi Sankyo Co. Ltd.	98,200	$1,761,453
GlaxoSmithKline PLC	332,600	5,846,761
Hisamitsu Pharmaceutical Co., Inc.	17,100	531,172
Merck KGaA	36,490	3,711,273
Roche Holding AG	45,530	6,189,113
Sanofi-Aventis	104,040	6,111,028

		$24,150,800

Printing & Publishing – 1.6%
Reed Elsevier PLC	311,553	$2,319,365
Wolters Kluwer N.V.	73,770	1,288,428

		$3,607,793

Real Estate – 0.3%
Deutsche Wohnen AG (a)	57,730	$805,006

Specialty Chemicals – 0.8%
Clariant AG (a)	119,378	$753,700
Symrise AG	77,431	1,142,725

		$1,896,425

Specialty Stores – 0.7%
Esprit Holdings Ltd.	173,300	$967,120
Praktiker Bau-und Heimwerkermaerkte Holding AG, “A”	59,290	578,066

		$1,545,186

Telecommunications – Wireless – 6.6%
America Movil S.A.B. de C.V., “L”, ADR	36,000	$1,393,920
KDDI Corp.	1,105	5,858,445
SmarTone Telecommunications Holdings Ltd.	712,500	439,646
Vodafone Group PLC	3,924,020	7,566,193

		$15,258,204

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 5.1%
China Unicom Ltd.	872,000	$1,161,937
Royal KPN N.V.	367,610	5,053,358
Telefonica S.A.	202,870	4,587,688
Virgin Media, Inc.	97,730	913,776

		$11,716,759

Tobacco – 4.3%
British American Tobacco PLC	192,620	$5,301,709
Japan Tobacco, Inc.	1,270	3,958,534
Swedish Match AB	45,200	733,838

		$9,994,081

Trucking – 3.7%
TNT N.V.	227,314	$4,414,994
Yamato Holdings Co. Ltd.	308,000	4,092,093

		$8,507,087

Utilities – Electric Power – 1.4%
E.ON AG	89,252	$3,157,723

Total Common Stocks (Identified Cost, $294,161,767)		$227,869,533

MONEY MARKET FUNDS (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	3,394,406	$3,394,406

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	295,068	$295,068

Total Investments (Identified Cost, $297,851,241)		$231,559,007

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(161,573)

Net Assets – 100.0%		$231,397,434

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IPS	International Preference Stock

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $294,456,835)	$228,164,601
Underlying funds, at cost and value	3,394,406
Total investments, at value, including $276,880 of securities on loan (identified cost, $297,851,241)	$231,559,007
Foreign currency, at value (identified cost, $199,446)	$197,443
Receivables for
Investments sold	25,239
Fund shares sold	36,164
Interest and dividends	849,988
Other assets	5,948
Total assets		$232,673,789
Liabilities
Payables for
Investments purchased	$751,240
Fund shares reacquired	103,804
Collateral for securities loaned, at value	295,068
Payable to affiliates
Management fee	11,483
Shareholder servicing costs	181
Distribution and/or service fees	2,449
Administrative services fee	586
Payable for trustees’ compensation	7,055
Accrued expenses and other liabilities	104,489
Total liabilities		$1,276,355
Net assets		$231,397,434
Net assets consist of
Paid-in capital	$321,790,617
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(66,274,616)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(27,920,789)
Undistributed net investment income	3,802,222
Net assets		$231,397,434
Shares of beneficial interest outstanding		19,279,025

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$53,721,685	4,448,470	$12.08
Service Class	177,675,749	14,830,555	11.98

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$5,700,600
Interest	97,419
Dividends from underlying funds	2,257
Foreign taxes withheld	(599,133)
Total investment income		$5,201,143
Expenses
Management fee	$967,123
Distribution and/or service fees	206,186
Shareholder servicing costs	21,598
Administrative services fee	48,079
Trustees’ compensation	21,184
Custodian fee	80,697
Shareholder communications	11,037
Auditing fees	22,483
Legal fees	3,796
Miscellaneous	13,546
Total expenses		$1,395,729
Net investment income		$3,805,414
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(17,978,324)
Foreign currency transactions	24,232
Net realized gain (loss) on investments and foreign currency transactions		$(17,954,092)
Change in unrealized appreciation (depreciation)
Investments	$25,598,864
Translation of assets and liabilities in foreign currencies	52,714
Net unrealized gain (loss) on investments and foreign currency translation		$25,651,578
Net realized and unrealized gain (loss) on investments and foreign currency		$7,697,486
Change in net assets from operations		$11,502,900

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$3,805,414	$8,045,706
Net realized gain (loss) on investments and foreign currency transactions	(17,954,092)	(9,533,675)
Net unrealized gain (loss) on investments and foreign currency translation	25,651,578	(111,660,634)
Change in net assets from operations	$11,502,900	$(113,148,603)
Distributions declared to shareholders
From net investment income	$(7,654,372)	$(2,993,638)
From net realized gain on investments	—	(19,344,498)
Total distributions declared to shareholders	$(7,654,372)	$(22,338,136)
Change in net assets from fund share transactions	$(9,486,377)	$31,082,596
Total change in net assets	$(5,637,849)	$(104,404,143)
Net assets
At beginning of period	237,035,283	341,439,426
At end of period (including undistributed net investment income of $3,802,222 and $7,651,180, respectively)	$231,397,434	$237,035,283

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$12.03		$18.68	$20.02	$17.39	$15.58	$12.27
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.33	$0.39	$0.27	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(5.94)	1.13	4.54	2.03	3.21
Total from investment operations	$0.46		$(5.50)	$1.46	$4.93	$2.30	$3.41
Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.16)	$(0.33)	$(0.24)	$(0.18)	$(0.10)
From net realized gain on investments	—		(0.99)	(2.47)	(2.06)	(0.31)	—
Total distributions declared to shareholders	$(0.41)		$(1.15)	$(2.80)	$(2.30)	$(0.49)	$(0.10)
Net asset value, end of period	$12.08		$12.03	$18.68	$20.02	$17.39	$15.58
Total return (%) (k)(s)	4.37	(n)	(31.41)	7.35	29.23	15.22	28.02 (v)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.11	(a)	1.05	1.05	1.11	1.13	1.15
Net investment income	3.60	(a)	2.82	1.67	2.09	1.67	1.52
Portfolio turnover	30		44	44	55	46	65
Net assets at end of period (000 Omitted)	$53,722		$57,968	$117,100	$134,008	$108,418	$84,996

See Notes to Financial Statements

9

MFS International Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$11.91		$18.53	$19.92	$17.32	$15.54	$12.24
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.16	$0.34	$0.22	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(5.87)	1.24	4.53	2.02	3.20
Total from investment operations	$0.45		$(5.48)	$1.40	$4.87	$2.24	$3.38
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.15)	$(0.32)	$(0.21)	$(0.15)	$(0.08)
From net realized gain on investments	—		(0.99)	(2.47)	(2.06)	(0.31)	—
Total distributions declared to shareholders	$(0.38)		$(1.14)	$(2.79)	$(2.27)	$(0.46)	$(0.08)
Net asset value, end of period	$11.98		$11.91	$18.53	$19.92	$17.32	$15.54
Total return (%) (k)(s)	4.23	(n)	(31.58)	7.04	28.95	14.86	27.82 (v)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.36	(a)	1.30	1.30	1.36	1.39	1.40
Net investment income	3.52	(a)	2.52	0.87	1.84	1.37	1.31
Portfolio turnover	30		44	44	55	46	65
Net assets at end of period (000 Omitted)	$177,676		$179,067	$224,339	$14,973	$10,994	$6,805

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(v)	During the year ended December 31, 2004, the fund received a payment from the investment adviser to reimburse the fund for losses on investments not meeting the investment guidelines of the fund. If this loss had been incurred, the total returns would have been approximately 28.01% and 27.81% for the Initial Class and Service Class, respectively.

See Notes to Financial Statements

10

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,873,408	$53,228,194	$—	$56,101,602
United Kingdom	48,268,517	—	—	48,268,517
Switzerland	25,686,875	—	—	25,686,875
France	21,483,410	—	—	21,483,410
Netherlands	21,477,476	—	—	21,477,476
Germany	15,510,932	—	—	15,510,932
South Korea	1,571,217	3,150,625	—	4,721,842
Spain	4,587,688	—	—	4,587,688
Finland	4,373,644	—	—	4,373,644
Other Countries	16,829,666	8,827,881	—	25,657,547
Mutual Funds	3,689,474	—	—	3,689,474
Total Investments	$166,352,307	$65,206,700	$—	$231,559,007

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(59,992)
Net purchases (sales)	—
Transfers in and/or out of Level 3	59,992
Balance as of 6/30/2009	$—

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it

12

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$7,394,194
Long-term capital gain	14,943,942
Total distributions	$22,338,136

14

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$300,373,097
Gross appreciation	2,985,033
Gross depreciation	(71,799,123)
Net unrealized appreciation (depreciation)	$(68,814,090)

As of 12/31/08
Undistributed ordinary income	7,653,874
Capital loss carryforwards	(7,444,841)
Other temporary differences	(37,790)
Net unrealized appreciation (depreciation)	(94,412,954)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(7,444,841)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$1,823,810	$918,018	$—	$5,480,998
Service Class	5,830,562	2,075,620	—	13,863,500
Total	$7,654,372	$2,993,638	$—	$19,344,498

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $21,598, which equated to 0.0201% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0447% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,958 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $64,249,266 and $73,536,212, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	25,594	$297,552	26,115	$403,755
Service Class	1,445,840	13,171,120	3,341,977	55,071,189
	1,471,434	$13,468,672	3,368,092	$55,474,944
Shares issued to shareholders in reinvestment of distributions
Initial Class	173,366	$1,823,810	360,711	$6,399,016
Service Class	557,949	5,830,562	905,632	15,939,120
	731,315	$7,654,372	1,266,343	$22,338,136
Shares reacquired
Initial Class	(570,280)	$(5,986,393)	(1,836,376)	$(28,618,120)
Service Class	(2,208,846)	(24,623,028)	(1,316,816)	(18,112,364)
	(2,779,126)	$(30,609,421)	(3,153,192)	$(46,730,484)
Net change
Initial Class	(371,320)	$(3,865,031)	(1,449,550)	$(21,815,349)
Service Class	(205,057)	(5,621,346)	2,930,793	52,897,945
	(576,377)	$(9,486,377)	1,481,243	$31,082,596

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused

16

MFS International Value Portfolio

Notes to Financial Statements – continued

portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $1,296 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	38,651,636	(35,257,230)	3,394,406

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,257	$3,394,406

17

MFS International Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS® Blended Research℠ Growth Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

BRG-SEM

MFS® BLENDED RESEARCHSM GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Blended Research Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	3.9%
Apple, Inc.	2.8%
International Business Machines Corp.	2.8%
Oracle Corp.	2.6%
Google, Inc., “A”	2.6%
Cisco Systems, Inc.	2.4%
Intel Corp.	2.3%
Hewlett-Packard Co.	2.0%
Abbott Laboratories	2.0%
Wal-Mart Stores, Inc.	2.0%

Equity sectors
Technology	29.3%
Health Care	12.3%
Consumer Staples	8.9%
Energy	7.9%
Retailing	7.7%
Industrial Goods & Services	6.8%
Basic Materials	6.1%
Leisure	5.0%
Special Products & Services	4.6%
Financial Services	3.5%
Transportation	2.5%
Utilities & Communications	2.4%
Autos & Housing	2.2%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.60%	$1,000.00	$1,129.78	$3.17
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$1,127.91	$4.48
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Blended Research Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 3.8%
Lockheed Martin Corp.	400	$32,260
Northrop Grumman Corp.	787	35,950
Precision Castparts Corp.	417	30,454
United Technologies Corp.	573	29,773

		$128,437

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	522	$27,029

Automotive – 0.8%
Johnson Controls, Inc.	1,330	$28,888

Biotechnology – 2.4%
Biogen Idec, Inc. (a)	481	$21,717
Genzyme Corp. (a)	349	19,429
Gilead Sciences, Inc. (a)	849	39,767

		$80,913

Broadcasting – 0.6%
Omnicom Group, Inc.	613	$19,359

Brokerage & Asset Managers – 1.2%
Affiliated Managers Group, Inc. (a)	358	$20,832
IntercontinentalExchange, Inc. (a)	177	20,220

		$41,052

Business Services – 3.2%
Accenture Ltd., “A”	1,007	$33,694
Cognizant Technology Solutions Corp., “A” (a)	509	13,590
MasterCard, Inc., “A”	96	16,062
Visa, Inc., “A”	489	30,445
Western Union Co.	1,045	17,138

		$110,929

Cable TV – 1.5%
Comcast Corp., “A”	2,783	$40,326
Time Warner Cable, Inc.	377	11,940

		$52,266

Chemicals – 2.3%
3M Co.	717	$43,092
Celanese Corp.	1,566	37,192

		$80,284

Computer Software – 7.8%
Adobe Systems, Inc. (a)	704	$19,923
Akamai Technologies, Inc. (a)	776	14,884
Microsoft Corp.	5,581	132,660
Oracle Corp.	4,125	88,358
VeriSign, Inc. (a)	669	12,363

		$268,188

Computer Software – Systems – 9.0%
Apple, Inc. (a)	685	$97,565
Avnet, Inc. (a)	787	16,551
EMC Corp. (a)	2,219	29,069

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
Hewlett-Packard Co.	1,803	$69,686
International Business Machines Corp.	930	97,111

		$309,982

Construction – 1.4%
Lennox International, Inc.	806	$25,881
NVR, Inc. (a)	46	23,110

		$48,991

Consumer Goods & Services – 3.3%
Apollo Group, Inc., “A” (a)	442	$31,435
Avon Products, Inc.	739	19,051
ITT Educational Services, Inc. (a)	174	17,515
Procter & Gamble Co.	906	46,297

		$114,298

Containers – 0.8%
Owens-Illinois, Inc. (a)	912	$25,545

Electrical Equipment – 1.4%
Danaher Corp.	361	$22,288
Rockwell Automation, Inc.	748	24,026

		$46,314

Electronics – 5.3%
Dolby Laboratories, Inc., “A” (a)	343	$12,787
Intel Corp.	4,747	78,563
Linear Technology Corp.	1,207	28,183
National Semiconductor Corp.	1,406	17,645
Silicon Laboratories, Inc. (a)	595	22,574
Texas Instruments, Inc.	951	20,256

		$180,008

Energy – Independent – 1.6%
Apache Corp.	201	$14,502
Occidental Petroleum Corp.	620	40,802

		$55,304

Energy – Integrated – 2.8%
Exxon Mobil Corp.	685	$47,888
Hess Corp.	518	27,843
Marathon Oil Corp.	687	20,699

		$96,430

Food & Beverages – 4.2%
Coca-Cola Co.	1,189	$57,060
General Mills, Inc.	395	22,128
PepsiCo, Inc.	1,176	64,633

		$143,821

Food & Drug Stores – 1.4%
CVS Caremark Corp.	1,000	$31,870
Kroger Co.	795	17,530

		$49,400

4

MFS Blended Research Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.3%
Royal Caribbean Cruises Ltd.	869	$11,766

General Merchandise – 3.6%
Macy’s, Inc.	2,348	$27,612
Target Corp.	692	27,313
Wal-Mart Stores, Inc.	1,420	68,785

		$123,710

Health Maintenance Organizations – 1.5%
UnitedHealth Group, Inc.	1,283	$32,049
WellPoint, Inc. (a)	385	19,593

		$51,642

Insurance – 1.0%
Aflac, Inc.	659	$20,488
Assurant, Inc.	626	15,080

		$35,568

Internet – 2.6%
Google, Inc., “A” (a)	208	$87,691

Leisure & Toys – 0.7%
Hasbro, Inc.	986	$23,901

Machinery & Tools – 1.6%
Caterpillar, Inc.	279	$9,218
Eaton Corp.	669	29,844
Harsco Corp.	561	15,876

		$54,938

Major Banks – 1.3%
Goldman Sachs Group, Inc.	294	$43,347

Medical & Health Technology & Services – 0.5%
Medco Health Solutions, Inc. (a)	402	$18,335

Medical Equipment – 3.0%
Baxter International, Inc.	365	$19,330
Medtronic, Inc.	1,094	38,170
St. Jude Medical, Inc. (a)	467	19,194
Zimmer Holdings, Inc. (a)	590	25,134

		$101,828

Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	773	$18,915

Network & Telecom – 3.9%
Cisco Systems, Inc. (a)	4,411	$82,221
Corning, Inc.	1,819	29,213
QUALCOMM, Inc.	480	21,696

		$133,130

Oil Services – 3.5%
Halliburton Co.	1,304	$26,993
Nabors Industries Ltd. (a)	740	11,529
Noble Corp.	544	16,456
Schlumberger Ltd.	854	46,210
Transocean, Inc. (a)	246	18,275

		$119,463

Personal Computers & Peripherals – 0.7%
NetApp, Inc. (a)	1,229	$24,236

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 4.9%
Abbott Laboratories	1,469	$69,102
Johnson & Johnson	385	21,868
Merck & Co., Inc.	1,370	38,305
Schering-Plough Corp.	1,601	40,217

		$169,492

Railroad & Shipping – 1.2%
Union Pacific Corp.	763	$39,722

Restaurants – 1.9%
Darden Restaurants, Inc.	1,245	$41,060
McDonald’s Corp.	428	24,606

		$65,666

Specialty Chemicals – 2.4%
Air Products & Chemicals, Inc.	447	$28,872
Airgas, Inc.	447	18,117
Praxair, Inc.	470	33,403

		$80,392

Specialty Stores – 1.9%
Nordstrom, Inc.	1,059	$21,064
PetSmart, Inc.	908	19,486
Staples, Inc.	1,276	25,737

		$66,287

Telecommunications – Wireless – 0.3%
MetroPCS Communications, Inc. (a)	746	$9,929

Tobacco – 2.8%
Altria Group, Inc.	1,902	$31,174
Philip Morris International, Inc.	1,497	65,299

		$96,473

Trucking – 1.3%
United Parcel Service, Inc., “B”	894	$44,691

Utilities – Electric Power – 2.1%
Allegheny Energy, Inc.	505	$12,953
PPL Corp.	983	32,400
Public Service Enterprise Group, Inc.	794	25,908

		$71,261

Total Common Stocks (Identified Cost, $3,957,486)		$3,399,821

MONEY MARKET FUNDS (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	45,507	$45,507

Total Investments (Identified Cost, $4,002,993)		$3,445,328

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(15,900)

Net Assets – 100.0%		$3,429,428

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $3,957,486)	$3,399,821
Underlying funds, at cost and value	45,507
Total investments, at value (identified cost, $4,002,993)	$3,445,328
Receivables for
Dividends	$4,649
Receivable from investment adviser	8,718
Other assets	237
Total assets		$3,458,932
Liabilities
Payable to affiliates
Management fee	$113
Shareholder servicing costs	3
Distribution and/or service fees	24
Administrative services fee	55
Payable for trustees’ compensation	97
Accrued expenses and other liabilities	29,212
Total liabilities		$29,504
Net assets		$3,429,428
Net assets consist of
Paid-in capital	$5,030,693
Unrealized appreciation (depreciation) on investments	(557,665)
Accumulated net realized gain (loss) on investments	(1,066,126)
Undistributed net investment income	22,526
Net assets		$3,429,428
Shares of beneficial interest outstanding		505,224

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,717,995	253,074	$6.79
Service Class	1,711,433	252,150	6.79

See Notes to Financial Statements

6

MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$33,722
Interest	9
Dividends from underlying funds	46
Total investment income		$33,777
Expenses
Management fee	$9,299
Distribution and/or service fees	1,935
Shareholder servicing costs	312
Administrative services fee	4,959
Trustees’ compensation	279
Custodian fee	1,627
Shareholder communications	6,794
Auditing fees	22,112
Legal fees	3,797
Miscellaneous	3,691
Total expenses		$54,805
Reduction of expenses by investment adviser	(43,554)
Net expenses		$11,251
Net investment income		$22,526
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	(486,615)
Change in unrealized appreciation (depreciation) on investments	$854,984
Net realized and unrealized gain (loss) on investments		$368,369
Change in net assets from operations		$390,895

See Notes to Financial Statements

7

MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited	)	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$22,526		$29,447
Net realized gain (loss) on investments	(486,615)		(579,511)
Net unrealized gain (loss) on investments	854,984		(1,466,978)
Change in net assets from operations	$390,895		$(2,017,042)
Distributions declared to shareholders
From net investment income	$—		$(29,447)
From tax return of capital	—		(42)
Total distributions declared to shareholders	$—		$(29,489)
Change in net assets from fund share transactions	$—		$29,489
Total change in net assets	$390,895		$(2,017,042)
Net assets
At beginning of period	3,038,533		5,055,575
At end of period (including undistributed net investment income of $22,526 and $0, respectively)	$3,429,428		$3,038,533

See Notes to Financial Statements

8

MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007 (c)
	(unaudited)
Net asset value, beginning of period	$6.01		$10.11		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07		$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.73		(4.10)		0.11
Total from investment operations	$0.78		$(4.03)		$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.07)		$(0.00	)(w)
From tax return of capital	—		(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.07)		$(0.00	)(w)
Net asset value, end of period	$6.79		$6.01		$10.11
Total return (%) (k)(r)(s)	12.98	(n)	(39.84)		1.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.41	(a)	2.87		10.74	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60		0.60	(a)
Net investment income	1.58	(a)	0.83		0.81	(a)
Portfolio turnover	39		50		0
Net assets at end of period (000 Omitted)	$1,718		$1,521		$2,528

See Notes to Financial Statements

9

MFS Blended Research Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007 (c)
	(unaudited)
Net asset value, beginning of period	$6.02		$10.11		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05		$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.73		(4.09)		0.11
Total from investment operations	$0.77		$(4.04)		$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.00	)(w)
From tax return of capital	—		(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.05)		$(0.00	)(w)
Net asset value, end of period	$6.79		$6.02		$10.11
Total return (%) (k)(r)(s)	12.79	(n)	(39.96)		1.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.66	(a)	3.12		10.99	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85		0.85	(a)
Net investment income	1.33	(a)	0.58		0.56	(a)
Portfolio turnover	39		50		0
Net assets at end of period (000 Omitted)	$1,711		$1,517		$2,528

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

10

MFS Blended Research Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the

11

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,399,821	$—	$—	$3,399,821
Mutual Funds	45,507	—	—	45,507
Total Investments	$3,445,328	$—	$—	$3,445,328

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of

12

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the period ended June 30, 2009, there were no significant adjustments due to differences between book and tax accounting.

13

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$29,447
Tax return of capital (b)	42
Total distributions	$29,489

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$4,002,993
Gross appreciation	161,025
Gross depreciation	(718,690)
Net unrealized appreciation (depreciation)	$(557,665)

As of 12/31/08
Capital loss carryforwards	(255,285)
Post-October capital loss deferral	(324,226)
Net unrealized appreciation (depreciation)	(1,412,649)

As of December 31, 2008 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(255,285)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$—	$17,352	$—	$11
Service Class	—	12,095	—	31
Total	$—	$29,447	$—	$42

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.60% annually of average daily net assets for the Initial Class shares and 0.85% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $43,554 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and

14

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $312, which equated to 0.0201% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.3196% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $27 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 18, 2007, MFS purchased 250,000 shares of both the Initial Class and Service Class for an aggregate amount of $5,000,000. At June 30, 2009, MFS was the sole shareholder of both classes.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,245,554 and $1,179,838, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,989	$17,363
Service Class	—	—	2,087	12,126
	—	$—	5,076	$29,489

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $18 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	125,145	(79,638)	45,507

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$46	$45,507

16

MFS Blended Research Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS Investment Management

MFS® Blended Research℠ Value Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

BRV-SEM

MFS® BLENDED RESEARCHSM VALUE PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Blended Research Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	7.1%
JPMorgan Chase & Co.	3.5%
AT&T, Inc.	3.3%
Chevron Corp.	3.0%
Wells Fargo & Co.	2.8%
Bank of America Corp.	2.6%
Pfizer, Inc.	2.6%
Procter & Gamble Co.	2.6%
General Electric Co.	2.3%
Johnson & Johnson	1.9%

Equity sectors
Financial Services	23.2%
Energy	15.7%
Utilities & Communications	14.4%
Health Care	12.2%
Industrial Goods & Services	7.4%
Consumer Staples	7.1%
Retailing	4.2%
Leisure	4.1%
Basic Materials	3.9%
Autos & Housing	2.7%
Technology	2.2%
Transportation	1.1%
Special Products & Services	0.9%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.60%	$1,000.00	$990.63	$2.96
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$989.06	$4.19
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Blended Research Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 2.1%
Lockheed Martin Corp.	190	$15,322
Northrop Grumman Corp.	830	37,914
Raytheon Co.	340	15,106

		$68,342

Airlines – 0.6%
Copa Holdings S.A., “A”	320	$13,062
Southwest Airlines Co.	1,130	7,605

		$20,667

Automotive – 0.7%
Johnson Controls, Inc.	1,020	$22,154

Biotechnology – 1.0%
Amgen, Inc. (a)	640	$33,882

Broadcasting – 1.0%
Time Warner, Inc.	913	$22,998
Walt Disney Co.	350	8,166

		$31,164

Brokerage & Asset Managers – 0.3%
Invesco Ltd.	610	$10,870

Business Services – 0.2%
Western Union Co.	490	$8,036

Cable TV – 1.5%
Comcast Corp., “A”	1,860	$26,951
Time Warner Cable, Inc.	719	22,771

		$49,722

Chemicals – 2.3%
3M Co.	380	$22,838
Celanese Corp.	720	17,100
Dow Chemical Co.	660	10,652
PPG Industries, Inc.	590	25,901

		$76,491

Computer Software – 0.5%
Akamai Technologies, Inc. (a)	380	$7,288
Oracle Corp.	440	9,425

		$16,713

Computer Software – Systems – 0.6%
International Business Machines Corp.	200	$20,884

Construction – 1.6%
Lennox International, Inc.	620	$19,908
Mohawk Industries, Inc. (a)	220	7,850
NVR, Inc. (a)	46	23,110

		$50,868

Consumer Goods & Services – 3.3%
Apollo Group, Inc., “A” (a)	320	$22,758
Procter & Gamble Co.	1,660	84,826

		$107,584

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.4%
Owens-Illinois, Inc. (a)	430	$12,044

Electrical Equipment – 3.6%
General Electric Co.	6,440	$75,477
Tyco Electronics Ltd.	1,290	23,981
WESCO International, Inc. (a)	760	19,030

		$118,488

Electronics – 0.8%
Micron Technology, Inc. (a)	2,820	$14,269
National Semiconductor Corp.	1,000	12,550

		$26,819

Energy – Independent – 2.3%
Apache Corp.	500	$36,075
Devon Energy Corp.	250	13,625
Valero Energy Corp.	430	7,263
XTO Energy, Inc.	450	17,163

		$74,126

Energy – Integrated – 12.3%
Chevron Corp.	1,500	$99,375
ConocoPhillips	580	24,395
Exxon Mobil Corp.	3,310	231,402
Hess Corp.	220	11,825
Marathon Oil Corp.	1,200	36,156

		$403,153

Engineering – Construction – 0.3%
Fluor Corp.	170	$8,719

Food & Beverages – 3.5%
Archer Daniels Midland Co.	1,200	$32,124
Coca-Cola Co.	820	39,352
General Mills, Inc.	390	21,848
Kraft Foods, Inc., “A”	810	20,525

		$113,849

Food & Drug Stores – 1.0%
CVS Caremark Corp.	650	$20,716
SUPERVALU, Inc.	950	12,303

		$33,019

Forest & Paper Products – 0.4%
MeadWestvaco Corp.	860	$14,113

Furniture & Appliances – 0.4%
Newell Rubbermaid, Inc.	1,280	$13,325

Gaming & Lodging – 0.5%
Royal Caribbean Cruises Ltd.	1,200	$16,248

General Merchandise – 1.4%
Macy’s, Inc.	2,250	$26,460
Wal-Mart Stores, Inc.	430	20,829

		$47,289

4

MFS Blended Research Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 2.1%
CIGNA Corp.	530	$12,768
UnitedHealth Group, Inc.	1,160	28,977
WellPoint, Inc. (a)	550	27,990

		$69,735

Insurance – 5.6%
Aflac, Inc.	330	$10,260
Allied World Assurance Co. Holdings Ltd.	610	24,906
Aon Corp.	510	19,314
Chubb Corp.	570	22,732
Endurance Specialty Holdings Ltd.	640	18,752
MetLife, Inc.	660	19,807
Prudential Financial, Inc.	670	24,937
Travelers Cos., Inc.	1,010	41,450

		$182,158

Leisure & Toys – 0.4%
Hasbro, Inc.	560	$13,574

Machinery & Tools – 1.0%
Eaton Corp.	490	$21,859
Trinity Industries, Inc.	820	11,168

		$33,027

Major Banks – 14.6%
Bank of America Corp.	6,552	$86,486
Bank of New York Mellon Corp.	1,100	32,241
Goldman Sachs Group, Inc.	420	61,925
JPMorgan Chase & Co.	3,330	113,586
Morgan Stanley	950	27,085
PNC Financial Services Group, Inc.	800	31,048
Regions Financial Corp.	3,350	13,534
State Street Corp.	380	17,936
Wells Fargo & Co.	3,760	91,218

		$475,059

Medical & Health Technology & Services – 0.3%
AmerisourceBergen Corp.	620	$10,999

Medical Equipment – 1.1%
Boston Scientific Corp. (a)	2,140	$21,700
Zimmer Holdings, Inc. (a)	340	14,484

		$36,184

Metals & Mining – 0.4%
Cliffs Natural Resources, Inc.	480	$11,746

Natural Gas – Distribution – 0.9%
Sempra Energy	610	$30,274

Natural Gas – Pipeline – 0.9%
El Paso Corp.	1,970	$18,183
Williams Cos., Inc.	680	10,615

		$28,798

Oil Services – 1.1%
Exterran Holdings, Inc. (a)	860	$13,794
Helix Energy Solutions Group, Inc. (a)	780	8,479
Nabors Industries Ltd. (a)	860	13,399

		$35,672

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 0.9%
New York Community Bancorp, Inc.	2,180	$23,304
TCF Financial Corp.	450	6,017

		$29,321

Personal Computers & Peripherals – 0.3%
Western Digital Corp. (a)	400	$10,600

Pharmaceuticals – 7.7%
Eli Lilly & Co.	520	$18,013
Johnson & Johnson	1,100	62,480
Merck & Co., Inc.	1,460	40,822
Pfizer, Inc.	5,700	85,500
Schering-Plough Corp.	410	10,299
Wyeth	730	33,135

		$250,249

Pollution Control – 0.4%
Republic Services, Inc.	562	$13,718

Real Estate – 1.8%
Apartment Investment & Management, “A”, REIT	1,817	$16,080
Equity Residential, REIT	850	18,896
Mack-Cali Realty Corp., REIT	990	22,572

		$57,548

Restaurants – 0.7%
Darden Restaurants, Inc.	700	$23,086

Specialty Chemicals – 0.4%
Valspar Corp.	510	$11,490

Specialty Stores – 1.8%
Home Depot, Inc.	1,140	$26,938
Lowe’s Cos., Inc.	980	19,022
Staples, Inc.	560	11,295

		$57,255

Telecommunications – Wireless – 0.3%
Sprint Nextel Corp. (a)	1,730	$8,321

Telephone Services – 6.3%
AT&T, Inc.	4,380	$108,799
Embarq Corp.	290	12,197
Qwest Communications International, Inc.	3,070	12,741
Verizon Communications, Inc.	1,480	45,480
Virgin Media, Inc.	2,690	25,152

		$204,369

Tobacco – 1.0%
Altria Group, Inc.	1,300	$21,307
Philip Morris International, Inc.	240	10,469

		$31,776

Trucking – 0.5%
FedEx Corp.	290	$16,130

Utilities – Electric Power – 6.0%
AES Corp. (a)	1,700	$19,737
American Electric Power Co., Inc.	1,390	40,157
Dominion Resources, Inc.	800	26,736

5

MFS Blended Research Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
DPL, Inc.	480	$11,122
Edison International	1,080	33,977
PG&E Corp.	1,210	46,512
Public Service Enterprise Group, Inc.	560	18,273

		$196,514

Total Common Stocks (Identified Cost, $4,194,536)		$3,236,172

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	43,925	$43,925

Total Investments (Identified Cost, $4,238,461)		$3,280,097

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(14,694)

Net Assets – 100.0%		$3,265,403

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $4,194,536)	$3,236,172
Underlying funds, at cost and value	43,925
Total investments, at value (identified cost, $4,238,461)	$3,280,097
Receivables for
Dividends	$5,007
Receivable from investment adviser	8,500
Other assets	239
Total assets		$3,293,843
Liabilities
Payable to affiliates
Management fee	$108
Shareholder servicing costs	3
Distribution and/or service fees	22
Administrative services fee	55
Payable for trustees’ compensation	96
Accrued expenses and other liabilities	28,156
Total liabilities		$28,440
Net assets		$3,265,403
Net assets consist of
Paid-in capital	$5,088,122
Unrealized appreciation (depreciation) on investments	(958,364)
Accumulated net realized gain (loss) on investments	(904,504)
Undistributed net investment income	40,149
Net assets		$3,265,403
Shares of beneficial interest outstanding		515,420

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,635,827	258,160	$6.34
Service Class	1,629,576	257,260	6.33

See Notes to Financial Statements

7

MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$50,942
Interest	29
Dividends from underlying funds	49
Total investment income		$51,020
Expenses
Management fee	$8,981
Distribution and/or service fees	1,870
Shareholder servicing costs	302
Administrative services fee	4,959
Trustees’ compensation	293
Custodian fee	1,662
Shareholder communications	5,791
Auditing fees	22,079
Legal fees	3,797
Miscellaneous	3,698
Total expenses		$53,432
Reduction of expenses by investment adviser	(42,561)
Net expenses		$10,871
Net investment income		$40,149
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)		$(352,048)
Change in unrealized appreciation (depreciation)
Investments		$278,929
Net realized and unrealized gain (loss) on investments		$(73,119)
Change in net assets from operations		$(32,970)
See Notes to Financial Statements

8

MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$40,149	$83,563
Net realized gain (loss) on investments	(352,048)	(552,456)
Net unrealized gain (loss) on investments	278,929	(1,270,704)
Change in net assets from operations	$(32,970)	$(1,739,597)
Distributions declared to shareholders
From net investment income	$—	$(83,563)
From tax return of capital	—	(7,840)
Total distributions declared to shareholders	$—	$(91,403)
Change in net assets from fund share transactions	$—	$91,403
Total change in net assets	$(32,970)	$(1,739,597)
Net assets
At beginning of period	3,298,373	5,037,970
At end of period (including undistributed net investment income of $40,149 and $0, respectively)	$3,265,403	$3,298,373

See Notes to Financial Statements

9

MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007 (c)
	(unaudited)
Net asset value, beginning of period	$6.40		$10.07	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.01
Net realized and unrealized gain (loss) on investments	(0.14)		(3.66)	0.07
Total from investment operations	$(0.06)		$(3.48)	$0.08
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.01)
From net realized gain on investments	—		—	(0.00	)(w)
From tax return of capital	—		(0.02)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.19)	$(0.01)
Net asset value, end of period	$6.34		$6.40	$10.07
Total return (%) (k)(r)(s)	(0.94	)(n)	(34.44)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.44	(a)	2.79	10.80	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60	0.60	(a)
Net investment income	2.78	(a)	2.10	2.22	(a)
Portfolio turnover	22		49	0
Net assets at end of period (000 Omitted)	$1,636		$1,651	$2,519

See Notes to Financial Statements

10

MFS Blended Research Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007 (c)
	(unaudited)
Net asset value, beginning of period	$6.40		$10.07	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.01
Net realized and unrealized gain (loss) on investments	(0.14)		(3.66)	0.07
Total from investment operations	$(0.07)		$(3.50)	$0.08
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.01)
From net realized gain on investments	—		—	(0.00	)(w)
From tax return of capital	—		(0.01)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.17)	$(0.01)
Net asset value, end of period	$6.33		$6.40	$10.07
Total return (%) (k)(r)(s)	(1.09	)(n)	(34.66)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.69	(a)	3.04	11.05	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85	0.85	(a)
Net investment income	2.57	(a)	1.85	1.97	(a)
Portfolio turnover	22		49	0
Net assets at end of period (000 Omitted)	$1,630		$1,647	$2,519

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Blended Research Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,236,172	$—	$—	$3,236,172
Mutual Funds	43,925	—	—	43,925
Total Investments	$3,280,097	$—	$—	$3,280,097

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

13

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale deferrals.

14

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$83,563
Tax return of capital (b)	7,840
Total distributions	$91,403

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$4,244,642
Gross appreciation	$84,307
Gross depreciation	(1,048,852)
Net unrealized appreciation (depreciation)	$(964,545)

As of 12/31/08
Capital loss carryforwards	(387,449)
Post-October capital loss deferral	(158,826)
Net unrealized appreciation (depreciation)	(1,243,474)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(387,449)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$—	$44,203	$—	$4,147
Service Class	—	39,360	—	3,693
Total	$—	$83,563	$—	$7,840

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that the total annual operating expenses of the fund do not exceed 0.60% annually of average daily net assets for the Initial Class shares and 0.85% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $42,561 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and

15

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $302, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.3308% of the funds average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $27 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 18, 2007, MFS purchased 250,000 shares of both the Initial Class and Service Class for an aggregate amount of $5,000,000. At June 30, 2009, MFS was the sole shareholder of both classes.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $759,490 and $670,915, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	7,901	$48,350
Service Class	—	—	7,023	43,053
	—	$—	14,924	$91,403

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the

16

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $18 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	159,693	(115,768)	43,925

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$49	$43,925

17

MFS Blended Research Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
INPEX Corp.	2.5%
TOTAL S.A.	2.3%
Nestle S.A.	2.1%
Accenture Ltd., “A”	1.8%
Roche Holding AG	1.8%
PepsiCo, Inc.	1.5%
Nokia Oyj	1.5%
LVMH Moet Hennessy Louis Vuitton S.A.	1.5%
Infosys Technologies Ltd., ADR	1.5%
Medtronic, Inc.	1.4%

Equity sectors
Health Care	17.0%
Financial Services	12.5%
Technology	12.1%
Consumer Staples	12.0%
Retailing	8.8%
Special Products & Services	7.7%
Energy	7.6%
Basic Materials	6.4%
Industrial Goods & Services	5.4%
Leisure	4.3%
Utilities & Communications	3.8%

Country weightings (w)
United States	35.0%
Switzerland	9.4%
France	8.4%
United Kingdom	8.3%
Japan	6.7%
Germany	4.8%
China	2.9%
India	2.7%
Brazil	2.3%
Other Countries	19.5%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.47%	$1,000.00	$1,107.06	$7.68
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
Service Class	Actual	1.72%	$1,000.00	$1,105.51	$8.98
	Hypothetical (h)	1.72%	$1,000.00	$1,016.27	$8.60

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.40% and 1.65% for the Initial Class and the Service Class, respectively; the actual expenses paid during the period would have been approximately $7.31 and $8.61 for the Initial Class and the Service Class, respectively; and the hypothetical expenses paid during the period would have been approximately $7.00 and $8.25 for the Initial Class and the Service Class, respectively. For further information about the fund’s fee arrangements and changes to these fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.6%
Aerospace – 1.4%
Precision Castparts Corp.	4,090	$298,694
United Technologies Corp.	12,320	640,147

		$938,841

Alcoholic Beverages – 2.1%
Companhia de Bebidas das Americas, ADR	10,670	$691,736
Pernod Ricard S.A.	11,590	729,542

		$1,421,278

Apparel Manufacturers – 5.1%
Compagnie Financiere Richemont S.A.	32,402	$673,358
Li & Fung Ltd.	309,800	831,458
LVMH Moet Hennessy Louis Vuitton S.A.	12,960	989,042
NIKE, Inc., “B”	9,310	482,072
Swatch Group Ltd.	3,067	491,996

		$3,467,926

Biotechnology – 1.7%
Actelion Ltd. (a)	6,154	$321,987
Genzyme Corp. (a)	14,570	811,112

		$1,133,099

Broadcasting – 3.1%
Grupo Televisa S.A., ADR	38,960	$662,320
Walt Disney Co.	23,690	552,688
WPP Group PLC	131,486	872,313

		$2,087,321

Brokerage & Asset Managers – 3.9%
Charles Schwab Corp.	23,620	$414,295
Deutsche Boerse AG	8,180	634,355
Franklin Resources, Inc.	6,460	465,185
ICAP PLC	64,500	478,580
Julius Baer Holding Ltd.	16,938	657,535

		$2,649,950

Business Services – 7.7%
Accenture Ltd., “A”	36,290	$1,214,263
Dun & Bradstreet Corp.	8,340	677,291
Infosys Technologies Ltd., ADR	26,680	981,290
Intertek Group PLC	28,780	493,848
MasterCard, Inc., “A”	5,710	955,340
Visa, Inc., “A”	7,870	489,986
Western Union Co.	24,640	404,096

		$5,216,114

Cable TV – 0.4%
DIRECTV Group, Inc. (a)	11,520	$284,659

Chemicals – 1.1%
3M Co.	12,640	$759,664

Computer Software – 1.7%
Oracle Corp.	29,640	$634,889
SAP AG	13,370	537,737

		$1,172,626

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 2.5%
Acer, Inc.	213,000	$368,724
Apple, Inc. (a)	4,870	693,634
Canon, Inc.	19,800	644,430

		$1,706,788

Consumer Goods & Services – 5.2%
Beiersdorf AG	7,340	$345,050
Colgate-Palmolive Co.	9,090	643,027
Hengan International Group Co. Ltd.	144,000	672,427
Natura Cosmeticos S.A.	26,400	348,407
Procter & Gamble Co.	15,060	769,566
Reckitt Benckiser Group PLC	15,750	716,723

		$3,495,200

Electrical Equipment – 3.6%
Danaher Corp.	10,360	$639,626
Keyence Corp.	2,100	427,370
Rockwell Automation, Inc.	16,860	541,543
Schneider Electric S.A.	10,855	826,876

		$2,435,415

Electronics – 3.9%
ARM Holdings PLC	237,300	$467,511
Hirose Electric Co. Ltd.	4,200	446,543
Hoya Corp.	17,600	352,395
Samsung Electronics Co. Ltd.	1,510	699,316
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	67,056	630,997

		$2,596,762

Energy – Independent – 2.5%
INPEX Corp.	209	$1,664,739

Energy – Integrated – 4.2%
OAO Gazprom, ADR	37,300	$755,325
Petroleo Brasileiro S.A., ADR	12,460	510,611
TOTAL S.A.	28,830	1,556,291

		$2,822,227

Food & Beverages – 4.7%
Groupe Danone	14,603	$720,691
Nestle S.A.	37,883	1,426,692
PepsiCo, Inc.	18,690	1,027,202

		$3,174,585

Food & Drug Stores – 2.0%
CVS Caremark Corp.	25,530	$813,641
Tesco PLC	86,519	503,318

		$1,316,959

Gaming & Lodging – 0.8%
International Game Technology	33,490	$532,491

Insurance – 0.8%
QBE Insurance Group Ltd.	33,120	$528,457

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.2%
Google, Inc., “A” (a)	1,900	$801,021

Machinery & Tools – 0.4%
Bucyrus International, Inc.	10,010	$285,886

Major Banks – 2.4%
Bank of New York Mellon Corp.	15,520	$454,891
HSBC Holdings PLC	86,052	711,403
Standard Chartered PLC	25,024	469,332

		$1,635,626

Medical Equipment – 6.7%
DENTSPLY International, Inc.	15,540	$474,281
Essilor International S.A.	7,050	336,065
Medtronic, Inc.	27,680	965,755
Sonova Holding AG	4,640	377,076
Synthes, Inc.	5,870	566,714
Thermo Fisher Scientific, Inc. (a)	10,600	432,162
Waters Corp. (a)	15,880	817,344
Zimmer Holdings, Inc. (a)	12,800	545,280

		$4,514,677

Metals & Mining – 1.4%
BHP Billiton PLC	40,470	$908,168

Network & Telecom – 2.8%
Cisco Systems, Inc. (a)	47,720	$889,501
Nokia Oyj	68,010	996,057

		$1,885,558

Oil Services – 0.9%
Halliburton Co.	29,340	$607,338

Other Banks & Diversified Financials – 5.4%
Aeon Credit Service Co. Ltd.	40,000	$520,767
Bancolombia S.A., ADR	11,000	335,500
Bank of Cyprus Public Co. Ltd.	68,060	384,776
China Construction Bank	754,000	582,927
Credicorp Ltd.	5,600	325,920
Housing Development Finance Corp. Ltd.	17,627	862,768
UBS AG (a)	49,202	601,808

		$3,614,466

Pharmaceuticals – 8.6%
Abbott Laboratories	20,430	$961,027
Allergan, Inc.	10,840	515,767
Bayer AG	15,370	824,092
Johnson & Johnson	12,910	733,288
Novo Nordisk A/S, “B”	15,595	843,140
Roche Holding AG	8,790	1,194,867
Teva Pharmaceutical Industries Ltd., ADR	14,420	711,483

		$5,783,664

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 3.9%
Akzo Nobel N.V.	17,340	$762,845
L’Air Liquide S.A.	5,811	530,774
Linde AG	6,450	528,697
Shin-Etsu Chemical Co. Ltd.	9,300	429,523
Symrise AG	23,915	352,937

		$2,604,776

Specialty Stores – 1.7%
Industria de Diseno Textil S.A.	16,650	$798,124
Staples, Inc.	17,910	361,245

		$1,159,369

Telecommunications – Wireless – 1.7%
America Movil S.A.B. de C.V., “L”, ADR	17,070	$660,950
Philippine Long Distance Telephone Co.	10,000	497,662

		$1,158,612

Telephone Services – 2.1%
China Unicom Ltd.	504,000	$671,578
Telefonica S.A.	31,550	713,469

		$1,385,047

Total Common Stocks (Identified Cost, $77,071,811)		$65,749,309

MONEY MARKET FUNDS (v) – 2.5%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	1,715,740	$1,715,740

Total Investments (Identified Cost, $78,787,551)		$67,465,049

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(99,325)

Net Assets – 100.0%		$67,365,724

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $77,071,811)	$65,749,309
Underlying funds, at cost and value	1,715,740
Total investments, at value (identified cost, $78,787,551)	$67,465,049
Cash	$96,608
Receivables for
Investments sold	838,498
Fund shares sold	7,390
Interest and dividends	147,368
Other assets	2,110
Total assets		$68,557,023
Liabilities
Payable to custodian	$9,143
Payables for
Investments purchased	1,026,519
Fund shares reacquired	48,004
Payable to affiliates
Management fee	3,349
Shareholder servicing costs	53
Distribution and/or service fees	61
Administrative services fee	174
Payable for trustees’ compensation	2,059
Accrued expenses and other liabilities	101,937
Total liabilities		$1,191,299
Net assets		$67,365,724
Net assets consist of
Paid-in capital	$127,349,591
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(11,320,035)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(49,115,876)
Undistributed net investment income	452,044
Net assets		$67,365,724
Shares of beneficial interest outstanding		5,806,985

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$62,947,004	5,424,843	$11.60
Service Class	4,418,720	382,142	11.56

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$992,178
Dividends from underlying funds	1,175
Interest	15,342
Foreign taxes withheld	(91,543)
Total investment income		$917,152
Expenses
Management fee	$278,356
Distribution and/or service fees	5,079
Shareholder servicing costs	6,241
Administrative services fee	13,387
Trustees’ compensation	5,941
Custodian fee	105,887
Shareholder communications	3,645
Auditing fees	31,898
Legal fees	3,797
Miscellaneous	7,102
Total expenses		$461,333
Net investment income		$455,819
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $189 country tax)	$(8,011,818)
Foreign currency transactions	539
Net realized gain (loss) on investments and foreign currency transactions		$(8,011,279)
Change in unrealized appreciation (depreciation)
Investments	$13,693,381
Translation of assets and liabilities in foreign currencies	3,651
Net unrealized gain (loss) on investments and foreign currency translation		$13,697,032
Net realized and unrealized gain (loss) on investments and foreign currency		$5,685,753
Change in net assets from operations		$6,141,572

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$455,819	$926,104
Net realized gain (loss) on investments and foreign currency transactions	(8,011,279)	(7,788,235)
Net unrealized gain (loss) on investments and foreign currency translation	13,697,032	(40,912,900)
Change in net assets from operations	$6,141,572	$(47,775,031)
Distributions declared to shareholders
From net investment income	$(797,216)	$(1,066,638)
Change in net assets from fund share transactions	$(4,937,003)	$(24,786,548)
Total change in net assets	$407,353	$(73,628,217)
Net assets
At beginning of period	66,958,371	140,586,588
At end of period (including undistributed net investment income of $452,044 and $793,441, respectively)	$67,365,724	$66,958,371

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$10.62		$17.54	$15.74	$13.48	$12.31	$10.70
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.13	$0.14	$0.20	$0.07	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(6.90)	1.94	2.14	1.16	1.61
Total from investment operations	$1.12		$(6.77)	$2.08	$2.34	$1.23	$1.66
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$(0.28)	$(0.08)	$(0.06)	$(0.05)
Net asset value, end of period	$11.60		$10.62	$17.54	$15.74	$13.48	$12.31
Total return (%) (k)(s)	10.71	(n)	(38.93)	13.27	17.37	10.03	15.61	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.47	(a)	1.25	1.10	1.14	1.08	1.07
Net investment income	1.49	(a)	0.90	0.83	1.39	0.59	0.48
Portfolio turnover	47		81	76	92	87	115
Net assets at end of period (000 Omitted)	$62,947		$62,289	$131,870	$148,793	$155,375	$175,146

See Notes to Financial Statements

9

MFS Global Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$10.55		$17.42	$15.63	$13.39	$12.24	$10.64
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.09	$0.17	$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(6.86)	1.94	2.12	1.14	1.61
Total from investment operations	$1.10		$(6.76)	$2.03	$2.29	$1.18	$1.63
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.11)	$(0.24)	$(0.05)	$(0.03)	$(0.03)
Net asset value, end of period	$11.56		$10.55	$17.42	$15.63	$13.39	$12.24
Total return (%) (k)(s)	10.55	(n)	(39.07)	13.04	17.09	9.65	15.41	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.72	(a)	1.49	1.35	1.39	1.33	1.32
Net investment income	1.19	(a)	0.67	0.56	1.16	0.34	0.23
Portfolio turnover	47		81	76	92	87	115
Net assets at end of period (000 Omitted)	$4,419		$4,670	$8,716	$8,723	$7,599	$7,785

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$23,589,896	$—	$—	$23,589,896
Switzerland	6,312,033	—	—	6,312,033
France	5,689,281	—	—	5,689,281
United Kingdom	5,621,197	—	—	5,621,197
Japan	—	4,485,767	—	4,485,767
Germany	3,222,867	—	—	3,222,867
China	—	1,926,933	—	1,926,933
India	1,844,059	—	—	1,844,059
Brazil	1,550,754	—	—	1,550,754
Spain	1,511,593	—	—	1,511,593
Other Countries	8,398,433	1,596,496	—	9,994,929
Mutual Funds	1,715,740	—	—	1,715,740
Total Investments	$59,455,853	$8,009,196	$—	$67,465,049

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$1,066,638

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$79,188,463
Gross appreciation	$2,924,394
Gross depreciation	(14,647,808)
Net unrealized appreciation (depreciation)	$(11,723,414)

As of 12/31/08
Undistributed ordinary income	$796,729
Capital loss carryforwards	(40,526,535)
Other temporary differences	(181,622)
Net unrealized appreciation (depreciation)	(25,416,795)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(33,257,724)
12/31/16	(7,268,811)
$(40,526,535)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$763,972	$1,013,748
Service Class	33,244	52,890
Total	$797,216	$1,066,638

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Effective August 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that total annual operating expenses do not exceed 1.40% annually of average daily net assets for the Initial Class shares and 1.65% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $6,241, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0433% of the funds average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the

15

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $559 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $28,781,389 and $34,654,988, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	53,024	$600,972	87,834	$1,322,408
Service Class	42,926	471,520	123,966	1,528,855
	95,950	$1,072,492	211,800	$2,851,263
Shares issued to shareholders in reinvestment of distributions
Initial Class	73,885	$763,972	58,362	$1,013,748
Service Class	3,225	33,244	3,061	52,890
	77,110	$797,216	61,423	$1,066,638
Shares reacquired
Initial Class	(568,533)	$(5,789,659)	(1,797,172)	$(26,303,369)
Service Class	(106,840)	(1,017,052)	(184,455)	(2,401,080)
	(675,373)	$(6,806,711)	(1,981,627)	$(28,704,449)
Net change
Initial Class	(441,624)	$(4,424,715)	(1,650,976)	$(23,967,213)
Service Class	(60,689)	(512,288)	(57,428)	(819,335)
	(502,313)	$(4,937,003)	(1,708,404)	$(24,786,548)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $361 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	12,068,352	(10,352,612)	1,715,740

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,175	$1,715,740

16

MFS Global Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS INVESTMENT MANAGEMENT

MFS® Research International Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
TOTAL S.A.	2.9%
Nestle S.A.	2.6%
HSBC Holdings PLC	2.5%
Roche Holding AG	2.5%
E.ON AG	2.4%
Royal Dutch Shell PLC, “A”	2.2%
BNP Paribas	2.2%
Vodafone Group PLC	2.0%
Gaz de France	1.9%
BHP Billiton PLC	1.9%

Global equity sectors
Financial Services	23.9%
Capital Goods	22.2%
Energy	14.8%
Health Care	8.5%
Technology	8.0%
Consumer Staples	7.6%
Consumer Cyclicals	7.4%
Telecom/Cable Television	6.2%

Country weightings (w)
Japan	16.7%
United Kingdom	13.4%
France	11.6%
Germany	11.2%
Switzerland	11.0%
China	5.6%
Netherlands	4.4%
Italy	3.6%
Mexico	2.1%
Other Countries	20.4%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.10%	$1,000.00	$1,066.07	$5.63
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
Service Class	Actual	1.35%	$1,000.00	$1,064.86	$6.91
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Alcoholic Beverages – 0.9%
Heineken N.V.	37,850	$1,403,907

Apparel Manufacturers – 2.2%
Li & Fung Ltd.	420,000	$1,127,219
LVMH Moet Hennessy Louis Vuitton S.A.	30,870	2,355,844

		$3,483,063

Automotive – 0.9%
Bridgestone Corp.	50,800	$793,539
Compagnie Generale des Etablissements Michelin	11,460	652,792

		$1,446,331

Biotechnology – 0.7%
Actelion Ltd. (a)	21,295	$1,114,188

Broadcasting – 1.9%
Grupo Televisa S.A., ADR	46,220	$785,740
WPP Group PLC	324,289	2,151,420

		$2,937,160

Brokerage & Asset Managers – 1.2%
Deutsche Boerse AG	9,590	$743,700
Julius Baer Holding Ltd.	28,993	1,125,512

		$1,869,212

Business Services – 1.8%
Mitsubishi Corp.	78,900	$1,449,013
Nomura Research, Inc.	62,700	1,390,942

		$2,839,955

Computer Software – 1.0%
SAP AG	36,900	$1,484,106

Computer Software – Systems – 1.8%
Acer, Inc.	589,000	$1,019,618
Konica Minolta Holdings, Inc.	85,500	888,414
Ricoh Co. Ltd.	73,000	935,110

		$2,843,142

Conglomerates – 3.2%
Keppel Corp. Ltd.	523,000	$2,483,025
Siemens AG	36,610	2,524,774

		$5,007,799

Construction – 2.8%
Corporacion Moctezuma S.A. de C.V.	60,100	$112,731
CRH PLC	72,747	1,663,465
Duratex S.A., IPS	34,500	382,238
Geberit AG	15,640	1,923,063
Urbi Desarrollos Urbanos S.A. de C.V. (a)	181,470	276,169

		$4,357,666

Consumer Goods & Services – 1.9%
Hengan International Group Co. Ltd.	170,000	$793,838
Kimberly-Clark de Mexico S.A. de C.V., “A”	161,660	619,718
Reckitt Benckiser Group PLC	35,380	1,610,010

		$3,023,566

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.3%
Schneider Electric S.A.	26,549	$2,022,362

Electronics – 2.1%
ARM Holdings PLC	496,790	$978,739
Samsung Electronics Co. Ltd.	3,199	1,481,530
Taiwan Semiconductor Manufacturing Co. Ltd.	528,000	877,080

		$3,337,349

Energy – Independent – 1.9%
CNOOC Ltd.	335,000	$412,495
INPEX Corp.	149	1,186,824
Nexen, Inc.	29,290	636,340
Tullow Oil PLC	51,548	795,063

		$3,030,722

Energy – Integrated – 7.7%
Eni S.p.A.	116,910	$2,763,520
Marathon Oil Corp.	19,920	600,190
Petroleo Brasileiro S.A., ADR	17,240	706,495
Royal Dutch Shell PLC, “A”	140,160	3,500,374
TOTAL S.A.	82,920	4,476,157

		$12,046,736

Engineering – Construction – 1.1%
JGC Corp.	111,000	$1,785,558

Food & Beverages – 4.0%
Groupe Danone	43,306	$2,137,248
Nestle S.A.	109,146	4,110,491

		$6,247,739

Food & Drug Stores – 0.9%
Lawson, Inc.	32,700	$1,439,228

Insurance – 5.3%
Allianz SE	14,570	$1,341,445
China Life Insurance	427,000	1,576,623
QBE Insurance Group Ltd.	30,860	492,397
Samsung Fire & Marine Insurance Co. Ltd.	6,278	923,890
Storebrand ASA (a)	253,190	1,102,512
Swiss Reinsurance Co.	25,450	841,814
Zurich Financial Services Ltd.	11,250	1,981,731

		$8,260,412

Machinery & Tools – 3.2%
Assa Abloy AB, “B”	140,820	$1,962,260
BEML Ltd.	10,700	238,916
Bucyrus International, Inc.	39,820	1,137,259
Glory Ltd.	79,700	1,576,652

		$4,915,087

Major Banks – 7.0%
Bank of China Ltd.	3,628,000	$1,719,066
BNP Paribas	51,857	3,364,574
HSBC Holdings PLC	477,750	3,949,620
Sumitomo Mitsui Financial Group, Inc.	45,300	1,831,859

		$10,865,119

4

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 1.1%
Smith & Nephew PLC	146,968	$1,086,854
Synthes, Inc.	5,960	575,403

		$1,662,257

Metals & Mining – 1.9%
BHP Billiton PLC	132,160	$2,965,739

Natural Gas – Distribution – 2.3%
Gaz de France	81,410	$3,031,026
Tokyo Gas Co. Ltd.	133,000	475,479

		$3,506,505

Network & Telecom – 1.3%
Nokia Oyj	138,570	$2,029,461

Oil Services – 0.5%
Saipem S.p.A.	30,590	$744,114

Other Banks & Diversified Financials – 8.4%
Aeon Credit Service Co. Ltd.	118,000	$1,536,264
Bank of Cyprus Public Co. Ltd.	223,282	1,262,321
Chiba Bank Ltd.	173,000	1,125,619
China Construction Bank	3,229,000	2,496,381
HDFC Bank Ltd., ADR	11,900	1,227,247
Itau Unibanco Banco Multiplo S.A., ADR	66,962	1,060,008
Shizuoka Bank Ltd.	77,000	760,600
UBS AG (a)	120,575	1,474,798
Unione di Banche Italiane ScpA	160,875	2,092,085

		$13,035,323

Pharmaceuticals – 6.7%
Bayer AG	32,410	$1,737,724
Daiichi Sankyo Co. Ltd.	90,300	1,619,748
Merck KGaA	23,820	2,422,650
Roche Holding AG	28,890	3,927,158
Santen, Inc.	21,700	661,125

		$10,368,405

Precious Metals & Minerals – 1.1%
Lihir Gold Ltd. (a)	325,122	$757,397
Paladin Resources Ltd. (a)(l)	241,540	951,046

		$1,708,443

Printing & Publishing – 0.5%
Reed Elsevier PLC	101,290	$754,056

Railroad & Shipping – 1.2%
East Japan Railway Co.	31,400	$1,893,746

Real Estate – 2.0%
Shimao Property Holdings Ltd.	514,000	$993,531
Sun Hung Kai Properties Ltd.	103,000	1,282,049
Unitech Ltd.	459,186	763,473

		$3,039,053

Specialty Chemicals – 3.7%
Akzo Nobel N.V.	55,470	$2,440,311
Linde AG	31,190	2,556,597
Symrise AG	54,913	810,405

		$5,807,313

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.9%
Esprit Holdings Ltd.	147,200	$821,466
Industria de Diseno Textil S.A.	43,380	2,079,436

		$2,900,902

Telecommunications – Wireless – 4.1%
America Movil S.A.B. de C.V., “L”, ADR	39,750	$1,539,120
KDDI Corp.	212	1,123,973
Rogers Communications, Inc., “B”	23,060	592,782
Vodafone Group PLC	1,607,390	3,099,327

		$6,355,202

Telephone Services – 2.1%
China Unicom Ltd.	604,000	$804,828
Royal KPN N.V.	176,760	2,429,835

		$3,234,663

Tobacco – 0.8%
Japan Tobacco, Inc.	410	$1,277,952

Trucking – 1.8%
TNT N.V.	28,787	$559,114
Yamato Holdings Co. Ltd.	165,000	2,192,192

		$2,751,306

Utilities – Electric Power – 2.4%
E.ON AG	106,882	$3,781,470

Total Common Stocks (Identified Cost, $170,530,179)		$153,576,317

MONEY MARKET FUNDS (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	1,858,277	$1,858,277

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	28,241	$28,241

Total Investments (Identified Cost, $172,416,697)		$155,462,835

OTHER ASSETS, LESS LIABILITIES – 0.2%		345,804

Net Assets – 100.0%		$155,808,639

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IPS	International Preference Stock

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $170,558,420)	$153,604,558
Underlying funds, at cost and value	1,858,277
Total investments, at value, including $26,766 of securities on loan (identified cost, $172,416,697)	$155,462,835
Foreign currency, at value (identified cost, $134,919)	$134,806
Receivables for
Investments sold	14,416
Fund shares sold	54,600
Interest and dividends	567,142
Receivable from investment adviser	6,261
Other assets	4,142
Total assets		$156,244,202
Liabilities
Payables for
Investments purchased	$126,200
Fund shares reacquired	82,369
Collateral for securities loaned, at value	28,241
Payable to affiliates
Management fee	7,751
Shareholder servicing costs	122
Distribution and/or service fees	1,532
Administrative services fee	397
Payable for trustees’ compensation	4,853
Accrued expenses and other liabilities	184,098
Total liabilities		$435,563
Net assets		$155,808,639
Net assets consist of
Paid-in capital	$229,329,701
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(16,950,885)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(58,932,043)
Undistributed net investment income	2,361,866
Net assets		$155,808,639
Shares of beneficial interest outstanding		15,370,918

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$44,990,060	4,406,031	$10.21
Service Class	110,818,579	10,964,887	10.11

See Notes to Financial Statements

6

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$3,610,114
Interest	77,166
Dividends from underlying funds	1,423
Foreign taxes withheld	(392,317)
Total investment income		$3,296,386
Expenses
Management fee	$652,011
Distribution and/or service fees	130,255
Shareholder servicing costs	14,559
Administrative services fee	32,204
Trustees’ compensation	14,119
Custodian fee	164,463
Shareholder communications	20,946
Auditing fees	28,559
Legal fees	3,797
Miscellaneous	10,825
Total expenses		$1,071,738
Reduction of expenses by investment adviser	(143,241)
Net expenses		$928,497
Net investment income		$2,367,889
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(17,099,382)
Foreign currency transactions	(40,136)
Net realized gain (loss) on investments and foreign currency transactions		$(17,139,518)
Change in unrealized appreciation (depreciation)
Investments	$24,964,532
Translation of assets and liabilities in foreign currencies	13,342
Net unrealized gain (loss) on investments and foreign currency translation		$24,977,874
Net realized and unrealized gain (loss) on investments and foreign currency		$7,838,356
Change in net assets from operations		$10,206,245

See Notes to Financial Statements

7

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$2,367,889	$5,311,218
Net realized gain (loss) on investments and foreign currency transactions	(17,139,518)	(41,178,300)
Net unrealized gain (loss) on investments and foreign currency translation	24,977,874	(87,273,596)
Change in net assets from operations	$10,206,245	$(123,140,678)
Distributions declared to shareholders
From net investment income	$(4,916,469)	$(3,791,851)
From net realized gain on investments	—	(34,803,970)
Total distributions declared to shareholders	$(4,916,469)	$(38,595,821)
Change in net assets from fund share transactions	$(9,282,614)	$10,804,008
Total change in net assets	$(3,992,838)	$(150,932,491)
Net assets
At beginning of period	159,801,477	310,733,968
At end of period (including undistributed net investment income of $2,361,866 and $4,910,446, respectively)	$155,808,639	$159,801,477

See Notes to Financial Statements

8

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.94		$19.92	$19.94	$16.74	$14.48	$12.01
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.37	$0.30	$0.22	$0.17	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		(7.71)	2.21	4.30	2.21	2.39
Total from investment operations	$0.61		$(7.34)	$2.51	$4.52	$2.38	$2.53
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.29)	$(0.23)	$(0.21)	$(0.12)	$(0.06)
From net realized gain on investments	—		(2.35)	(2.30)	(1.11)	—	—
Total distributions declared to shareholders	$(0.34)		$(2.64)	$(2.53)	$(1.32)	$(0.12)	$(0.06)
Net asset value, end of period	$10.21		$9.94	$19.92	$19.94	$16.74	$14.48
Total return (%) (k)(r)(s)	6.61	(n)	(42.49)	13.15	27.47	16.56	21.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.17	1.06	1.13	1.12	1.10
Expenses after expense reductions (f)	1.10	(a)	1.11	1.06	1.13	1.12	1.10
Net investment income	3.39	(a)	2.43	1.51	1.23	1.11	1.11
Portfolio turnover	36		82	68	80	83	102
Net assets at end of period (000 Omitted)	$44,990		$45,835	$108,167	$119,534	$95,752	$86,526

See Notes to Financial Statements

9

MFS Research International Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.82		$19.70	$19.77	$16.61	$14.39	$11.95
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.23	$0.16	$0.12	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		(7.61)	2.20	4.29	2.19	2.39
Total from investment operations	$0.59		$(7.29)	$2.43	$4.45	$2.31	$2.49
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.24)	$(0.20)	$(0.18)	$(0.09)	$(0.05)
From net realized gain on investments	—		(2.35)	(2.30)	(1.11)	—	—
Total distributions declared to shareholders	$(0.30)		$(2.59)	$(2.50)	$(1.29)	$(0.09)	$(0.05)
Net asset value, end of period	$10.11		$9.82	$19.70	$19.77	$16.61	$14.39
Total return (%) (k)(r)(s)	6.49	(n)	(42.60)	12.81	27.25	16.19	20.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.42	1.31	1.38	1.37	1.36
Expenses after expense reductions (f)	1.35	(a)	1.36	1.31	1.38	1.37	1.36
Net investment income	3.22	(a)	2.17	1.19	0.89	0.78	0.78
Portfolio turnover	36		82	68	80	83	102
Net assets at end of period (000 Omitted)	$110,819		$113,966	$202,567	$155,969	$90,076	$61,087

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$5,613,846	$20,329,992	$—	$25,943,838
United Kingdom	20,891,203	—	—	20,891,203
France	18,040,004	—	—	18,040,004
Germany	17,402,871	—	—	17,402,871
Switzerland	17,074,157	—	—	17,074,157
China	—	8,796,763	—	8,796,763
Netherlands	6,833,167	—	—	6,833,167
Italy	5,599,719	—	—	5,599,719
Mexico	3,333,477	—	—	3,333,477
Other Countries	19,393,087	10,268,031	—	29,661,118
Mutual Funds	1,886,518	—	—	1,886,518
Total Investments	$116,068,049	$39,394,786	$—	$155,462,835

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$14,469,441
Long-term capital gain	24,126,380
Total distributions	$38,595,821

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$180,748,533
Gross appreciation	10,796,518
Gross depreciation	(36,082,216)
Net unrealized appreciation (depreciation)	$(25,285,698)

As of 12/31/08
Undistributed ordinary income	4,915,937
Capital loss carryforwards	(33,329,009)
Other temporary differences	(147,536)
Net unrealized appreciation (depreciation)	(50,250,230)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(33,329,009)

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$1,443,330	$1,388,519	$—	$11,353,704
Service Class	3,473,139	2,403,332	—	23,450,266
Total	$4,916,469	$3,791,851	$—	$34,803,970

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.10% annually of average daily net assets for the Initial Class shares and 1.35% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $143,241 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $14,559, which equated to 0.0201% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0445% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,315 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $52,105,521 and $64,563,251, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	174,345	$1,673,436	282,236	$3,520,499
Service Class	710,158	5,368,707	1,917,759	24,193,315
	884,503	$7,042,143	2,199,995	$27,713,814
Shares issued to shareholders in reinvestment of distributions
Initial Class	162,904	$1,443,330	735,694	$12,742,223
Service Class	396,025	3,473,139	1,509,259	25,853,598
	558,929	$4,916,469	2,244,953	$38,595,821
Shares reacquired
Initial Class	(541,702)	$(4,831,779)	(1,837,185)	$(26,771,198)
Service Class	(1,749,142)	(16,409,447)	(2,099,241)	(28,734,429)
	(2,290,844)	$(21,241,226)	(3,936,426)	$(55,505,627)
Net change
Initial Class	(204,453)	$(1,715,013)	(819,255)	$(10,508,476)
Service Class	(642,959)	(7,567,601)	1,327,777	21,312,484
	(847,412)	$(9,282,614)	508,522	$10,804,008

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $857 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	24,073,477	(22,215,200)	1,858,277

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,423	$1,858,277

17

MFS Research International Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS® INVESTMENT MANAGEMENT

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Petroleo Brasileiro S.A., ADR	4.3%
Samsung Electronics Co. Ltd.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.2%
OAO Gazprom, ADR	2.7%
LG Chemical Ltd.	2.4%
China Construction Bank	2.3%
Infosys Technologies Ltd., ADR	2.1%
Vale S.A., ADR	2.1%
MTN Group Ltd.	2.0%
Hong Kong Exchange	1.9%

Equity sectors
Financial Services	20.6%
Energy	15.6%
Technology	12.3%
Utilities & Communications	10.3%
Basic Materials	9.8%
Retailing	6.6%
Consumer Staples	6.2%
Autos & Housing	4.9%
Health Care	4.8%
Special Products & Services	4.1%
Leisure	2.1%
Industrial Goods & Services	0.9%
Transportation	0.3%

Country weightings (w)
Brazil	15.3%
China	13.1%
India	10.3%
South Korea	10.2%
South Africa	8.2%
Taiwan	8.2%
Hong Kong	6.8%
Mexico	6.2%
Russia	5.8%
Other Countries	15.9%

(o)	Less than 0.1%.
(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.40%	$1,000.00	$1,290.44	$7.95
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
Service Class	Actual	1.65%	$1,000.00	$1,289.04	$9.36
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 0.1%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR	4,750	$78,657

Airlines – 0.3%
Copa Holdings S.A., “A”	4,720	$192,670

Alcoholic Beverages – 1.0%
Companhia de Bebidas das Americas, ADR	9,610	$623,016

Apparel Manufacturers – 2.7%
Li & Fung Ltd.	392,000	$1,052,071
Stella International Holdings	389,000	627,415

		$1,679,486

Automotive – 1.8%
Hyundai Mobis	7,709	$672,107
PT Astra International Tbk.	194,500	452,634

		$1,124,741

Broadcasting – 0.7%
Grupo Televisa S.A., ADR	23,730	$403,410

Brokerage & Asset Managers – 2.9%
BM&F Bovespa S.A.	46,500	$279,546
Bolsa Mexicana de Valores S.A. de C.V. (a)	359,800	329,246
Hong Kong Exchange	77,300	1,199,267

		$1,808,059

Business Services – 2.9%
Cia Brasileira De Meios (a)	39,790	$342,159
Infosys Technologies Ltd., ADR	35,100	1,290,978
Kroton Educacional S.A., IEU	23,600	158,979

		$1,792,116

Computer Software – 0.3%
Totvs S.A.	5,400	$184,226

Computer Software – Systems – 2.2%
Acer, Inc.	345,000	$597,229
Hon Hai Precision Industry Co. Ltd.	248,000	763,390

		$1,360,619

Conglomerates – 1.2%
First Pacific Co. Ltd.	1,250,000	$722,158

Construction – 3.1%
Anhui Conch Cement Co. Ltd.	132,000	$826,059
Corporacion Moctezuma S.A. de C.V.	166,300	311,933
Desarrolladora Homex S.A. de C.V., ADR (a)	4,170	116,301
Duratex S.A., IPS	21,800	241,530
Pretoria Portland Cement Co. Ltd.	92,972	349,885
Urbi Desarrollos Urbanos S.A. de C.V. (a)	65,700	99,985

		$1,945,693

Consumer Goods & Services – 2.1%
Dabur India Ltd.	124,050	$325,500
Hengan International Group Co. Ltd.	110,000	513,660
Kimberly-Clark de Mexico S.A. de C.V., “A”	65,890	252,587

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – continued
Natura Cosmeticos S.A.	16,090	$212,344

		$1,304,091

Electronics – 8.1%
MediaTek, Inc.	53,510	$636,520
Samsung Electronics Co. Ltd.	4,837	2,240,126
Taiwan Semiconductor Manufacturing Co. Ltd.	664,919	1,104,521
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,085	1,054,720

		$5,035,887

Energy – Independent – 6.5%
China Shenhua Energy Co. Ltd.	177,500	$646,802
CNOOC Ltd.	886,000	1,090,958
Oil & Natural Gas Corp. Ltd.	40,353	899,045
PTT Exploration & Production Ltd.	90,100	359,660
Reliance Industries Ltd. (a)	24,256	1,024,519

		$4,020,984

Energy – Integrated – 8.8%
LUKOIL, ADR	25,930	$1,150,514
OAO Gazprom, ADR	82,409	1,668,782
Petroleo Brasileiro S.A., ADR	64,192	2,630,588

		$5,449,884

Engineering – Construction – 0.7%
Avenge, Inc.	51,510	$233,795
Murray & Roberts Holdings Ltd.	30,722	199,202

		$432,997

Food & Beverages – 0.9%
Grupo Continental S.A.	126,813	$221,110
Tradewinds Berhad	368,500	301,929

		$523,039

Food & Drug Stores – 0.5%
Shoprite Group PLC	41,053	$292,808

Forest & Paper Products – 0.2%
Suzano Papel E Celulose S.A., IPS (a)	15,200	$117,597

Gaming & Lodging – 1.4%
Genting Berhad	552,900	$884,979

General Merchandise – 1.1%
Bim Birlesik Magazalar A.S.	11,527	$403,984
Massmart Holdings Ltd.	27,800	288,410

		$692,394

Health Maintenance Organizations – 0.5%
OdontoPrev S.A.	19,200	$285,232

Insurance – 2.5%
China Life Insurance	245,000	$904,620
Samsung Fire & Marine Insurance Co. Ltd.	4,330	637,216

		$1,541,836

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.2%
Universo Online S.A., IPS	26,700	$98,788

Machinery & Tools – 0.1%
BEML Ltd.	2,400	$53,589

Major Banks – 3.7%
Banco Santander Chile, ADR	9,043	$422,218
Bank of China Ltd.	2,072,000	981,782
Standard Chartered PLC	46,550	911,726

		$2,315,726

Medical & Health Technology & Services – 0.4%
Diagnosticos da America S.A. (a)	14,800	$259,821

Metals & Mining – 5.6%
Grupo Mexico S.A.B. de C.V., “B”	115,310	$126,184
National Aluminum Co. Ltd.	128,393	814,137
Steel Authority of India Ltd.	338,546	1,068,181
Usinas Siderurgicas de Minas Gerais S.A., IPS	9,675	205,449
Vale S.A., ADR	72,344	1,275,425

		$3,489,376

Network & Telecom – 1.5%
High Tech Computer Corp.	64,226	$903,108

Oil Services – 0.3%
Tenaris S.A., ADR	6,540	$176,842

Other Banks & Diversified Financials – 9.1%
African Bank Investments Ltd.	85,100	$306,465
Banco Compartamos S.A.	47,500	154,459
Bancolombia S.A., ADR	4,980	151,890
China Construction Bank	1,878,000	1,451,906
China Merchants Bank Co. Ltd.	44,050	100,483
Credicorp Ltd.	2,930	170,526
CSU Cardsystem S.A. (a)	97,590	231,586
Grupo Financiero Banorte S.A. de C.V.	102,900	250,447
Hana Financial Group, Inc.	29,060	619,917
Housing Development Finance Corp. Ltd.	18,378	899,526
Itau Unibanco Banco Multiplo S.A., ADR	28,447	450,316
Redecard S.A.	20,100	309,270
Turkiye Garanti Bankasi A.S. (a)	197,236	530,618

		$5,627,409

Pharmaceuticals – 3.9%
Genomma Lab Internacional S.A., “B” (a)	456,800	$409,336
Teva Pharmaceutical Industries Ltd., ADR	40,610	2,003,697

		$2,413,033

Precious Metals & Minerals – 1.6%
Gold Fields Ltd.	34,550	$419,013
Impala Platinum Holdings Ltd.	26,024	575,236

		$994,249

Real Estate – 2.4%
Brasil Brokers Participacoes	132,000	$189,967
China Overseas Land & Investment Ltd.	302,000	699,224
Hang Lung Properties Ltd.	188,000	622,215

		$1,511,406

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 2.4%
LG Chemical Ltd.	13,544	$1,476,926

Specialty Stores – 2.3%
Dufry South America Ltd., BDR	20,200	$252,461
Foschini Ltd.	68,330	445,269
Lewis Group Ltd.	66,409	415,097
Truworths International Ltd.	61,600	295,568

		$1,408,395

Telecommunications – Wireless – 6.5%
America Movil S.A.B. de C.V., “L”, ADR	29,530	$1,143,402
China Mobile Ltd.	32,000	320,411
Mobile TeleSystems OJSC, ADR	14,222	525,218
MTN Group Ltd.	82,140	1,260,235
Philippine Long Distance Telephone Co.	6,630	329,950
Vimpel-Communications, ADR (a)	23,210	273,182
Vivo Participacoes S.A., ADR	8,200	155,308

		$4,007,706

Telephone Services – 1.1%
AS Eesti Telekom, GDR	6,500	$118,723
China Unicom Ltd., ADR	42,140	562,148

		$680,871

Tobacco – 2.2%
British American Tobacco PLC	16,240	$446,993
KT&G Corp.	11,933	674,419
PT Hanjaya Mandala Sampoerna Tbk.	289,500	263,762

		$1,385,174

Utilities – Electric Power – 2.7%
AES Tiete S.A., IPS	15,000	$156,162
CEZ AS	10,687	481,441
Eletropaulo Metropolitana S.A., IPS	32,120	569,292
Equatorial Energia S.A.	17,400	139,857
Manila Water Co., Inc.	980,000	295,273

		$1,642,025

Total Common Stocks (Identified Cost, $60,145,096)		$60,941,023

	Strike Price	First Exercise

RIGHTS – 0.0%
Business Services – 0.0%
Kroton Educacional S.A. (a) (1 share for 1 right)	BRL 12.53	7/27/09	23,978	$6,853

Real Estate – 0.0%
Brasil Brokers Participacoes (a) (1 shares for 1 right)	BRL 15.63	7/20/09	521	$0

Total Rights (Identified Cost, $0)				$6,853

5

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	1,084,691	$1,084,691

Total Investments (Identified Cost, $61,229,787)		$62,032,567

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(155,193)

Net Assets – 100.0%		$61,877,374

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

BDR	Brazilian Depository Receipt

GDR	Global Depository Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $60,145,096)	$60,947,876
Underlying funds, at cost and value	1,084,691
Total investments, at value (identified cost, $61,229,787)	$62,032,567
Cash	$5,489
Foreign currency, at value (identified cost, $63,594)	63,622
Receivables for
Fund shares sold	104,708
Interest and dividends	262,433
Receivable from investment adviser	156
Other assets	1,437
Total assets		$62,470,412
Liabilities
Payables for
Investments purchased	$331,245
Fund shares reacquired	33,747
Payable to affiliates
Management fee	3,580
Shareholder servicing costs	48
Distribution and/or service fees	196
Administrative services fee	160
Payable for trustees’ compensation	1,447
Accrued expenses and other liabilities	222,615
Total liabilities		$593,038
Net assets		$61,877,374
Net assets consist of
Paid-in capital	$70,992,979
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	810,493
Accumulated net realized gain (loss) on investments and foreign currency transactions	(10,385,362)
Undistributed net investment income	459,264
Net assets		$61,877,374
Shares of beneficial interest outstanding		5,573,016

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$47,607,802	4,276,927	$11.13
Service Class	14,269,572	1,296,089	11.01

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$881,597
Interest	230
Dividends from underlying funds	989
Foreign taxes withheld	(67,209)
Total investment income		$815,607
Expenses
Management fee	$247,996
Distribution and/or service fees	12,813
Shareholder servicing costs	4,607
Administrative services fee	10,053
Trustees’ compensation	3,875
Custodian fee	168,537
Shareholder communications	4,398
Auditing fees	25,135
Legal fees	3,797
Miscellaneous	6,352
Total expenses		$487,563
Reduction of expenses by investment adviser	(143,711)
Net expenses		$343,852
Net investment income		$471,755
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $14,994 country tax)	$(4,215,750)
Foreign currency transactions	(69,740)
Net realized gain (loss) on investments and foreign currency transactions		$(4,285,490)
Change in unrealized appreciation (depreciation)
Investments	$16,579,829
Translation of assets and liabilities in foreign currencies	7,029
Net unrealized gain (loss) on investments and foreign currency translation		$16,586,858
Net realized and unrealized gain (loss) on investments and foreign currency		$12,301,368
Change in net assets from operations		$12,773,123

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$471,755	$1,514,573
Net realized gain (loss) on investments and foreign currency transactions	(4,285,490)	(6,071,578)
Net unrealized gain (loss) on investments and foreign currency translation	16,586,858	(50,749,857)
Change in net assets from operations	$12,773,123	$(55,306,862)
Distributions declared to shareholders
From net investment income	$(1,343,321)	$(1,062,070)
From net realized gain on investments	—	(24,958,371)
Total distributions declared to shareholders	$(1,343,321)	$(26,020,441)
Change in net assets from fund share transactions	$7,694,960	$6,272,752
Total change in net assets	$19,124,762	$(75,054,551)
Net assets
At beginning of period	42,752,612	117,807,163
At end of period (including undistributed net investment income of $459,264 and $1,330,830, respectively)	$61,877,374	$42,752,612

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.88		$26.15	$24.52	$21.84	$16.16	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.33	$0.30	$0.47	$0.29	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		(11.19)	7.13	5.92	5.59	3.27
Total from investment operations	$2.53		$(10.86)	$7.43	$6.39	$5.88	$3.45
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.27)	$(0.55)	$(0.25)	$(0.13)	$(0.14)
From net realized gain on investments	—		(6.14)	(5.25)	(3.46)	(0.07)	—
Total distributions declared to shareholders	$(0.28)		$(6.41)	$(5.80)	$(3.71)	$(0.20)	$(0.14)
Net asset value, end of period	$11.13		$8.88	$26.15	$24.52	$21.84	$16.16
Total return (%) (k)(r)(s)	29.04	(n)	(55.11)	35.71	30.16	36.76	27.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	1.85	1.55	1.53	1.31	1.35
Expenses after expense reductions (f)	1.40	(a)	1.61	N/A	N/A	N/A	N/A
Net investment income	2.05	(a)	1.94	1.22	2.08	1.62	1.33
Portfolio turnover	56		93	96	110	95	109
Net assets at end of period (000 Omitted)	$47,608		$33,411	$94,193	$89,419	$82,804	$57,799

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.76		$25.88	$24.33	$21.71	$16.08	$12.80
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.29	$0.23	$0.41	$0.25	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.41		(11.06)	7.07	5.89	5.54	3.25
Total from investment operations	$2.49		$(10.77)	$7.30	$6.30	$5.79	$3.40
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.21)	$(0.50)	$(0.22)	$(0.09)	$(0.12)
From net realized gain on investments	—		(6.14)	(5.25)	(3.46)	(0.07)	—
Total distributions declared to shareholders	$(0.24)		$(6.35)	$(5.75)	$(3.68)	$(0.16)	$(0.12)
Net asset value, end of period	$11.01		$8.76	$25.88	$24.33	$21.71	$16.08
Total return (%) (k)(r)(s)	28.90	(n)	(55.23)	35.38	29.90	36.36	26.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.10	1.81	1.78	1.56	1.60
Expenses after expense reductions (f)	1.65	(a)	1.86	N/A	N/A	N/A	N/A
Net investment income	1.80	(a)	1.70	0.96	1.84	1.38	1.08
Portfolio turnover	56		93	96	110	95	109
Net assets at end of period (000 Omitted)	$14,270		$9,342	$23,614	$19,176	$10,494	$6,397

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the portfolio may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$9,195,119	$6,853	$—	$9,201,972
China	1,708,618	6,389,436	—	8,098,054
India	5,561,339	814,137	—	6,375,476
South Korea	674,419	5,646,292	—	6,320,711
South Africa	5,080,981	—	—	5,080,981
Taiwan	1,054,720	4,004,768	—	5,059,488
Hong Kong	2,301,701	1,921,424	—	4,223,125
Mexico	3,818,398	—	—	3,818,398
Russia	3,617,697	—	—	3,617,697
Other Countries	6,253,295	2,898,679	—	9,151,974
Mutual Funds	1,084,691	—	—	1,084,691
Total Investments	$40,350,978	$21,681,589	$—	$62,032,567

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transaction, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$6,958,086
Long-term capital gain	19,062,355
Total distributions	$26,020,441

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$61,417,798
Gross appreciation	7,586,883
Gross depreciation	(6,972,114)
Net unrealized appreciation (depreciation)	$614,769

As of 12/31/08
Undistributed ordinary income	1,342,832
Capital loss carryforwards	(5,228,580)
Other temporary differences	(12,967)
Net unrealized appreciation (depreciation)	(16,646,692)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(5,228,580)

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$1,089,056	$877,643	$—	$19,613,637
Service Class	254,265	184,427	—	5,344,734
Total	$1,343,321	$1,062,070	$—	$24,958,371

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% annually of average daily net assets for the Initial Class shares and 1.65% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $143,711 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $4,607, which equated to 0.0195% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0425% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

16

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $393 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $32,939,459 and $26,344,371, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	843,366	$8,087,794	562,118	$6,921,859
Service Class	329,901	3,424,934	351,480	4,985,217
	1,173,267	$11,512,728	913,598	$11,907,076
Shares issued to shareholders in reinvestment of distributions
Initial Class	115,122	$1,089,056	1,029,195	$20,491,280
Service Class	27,165	254,265	281,096	5,529,161
	142,287	$1,343,321	1,310,291	$26,020,441
Shares reacquired
Initial Class	(443,252)	$(3,988,055)	(1,431,692)	$(24,195,564)
Service Class	(127,132)	(1,173,034)	(478,998)	(7,459,201)
	(570,384)	$(5,161,089)	(1,910,690)	$(31,654,765)
Net change
Initial Class	515,236	$5,188,795	159,621	$3,217,575
Service Class	229,934	2,506,165	153,578	3,055,177
	745,170	$7,694,960	313,199	$6,272,752

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $255 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

17

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	11,397,284	(10,312,593)	1,084,691

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$989	$1,084,691

18

MFS Emerging Markets Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

MFS®
INVESTMENT MANAGEMENT

MFS® Value Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
EIS-SEM

MFS® VALUE PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.4%
Philip Morris International, Inc.	3.9%
AT&T, Inc.	3.3%
TOTAL S.A., ADR	2.9%
Goldman Sachs Group, Inc.	2.8%
Bank of New York Mellon Corp.	2.6%
MetLife, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.3%
Wyeth	2.2%

Equity sectors
Financial Services	19.4%
Energy	13.5%
Health Care	11.9%
Consumer Staples	11.7%
Industrial Goods & Services	10.2%
Utilities & Communications	9.7%
Technology	5.9%
Retailing	4.1%
Leisure	3.6%
Basic Materials	3.6%
Special Products & Services	3.1%
Autos & Housing	1.6%
Transportation	0.2%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.88%	$1,000.00	$1,020.00	$4.41
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,019.76	$5.66
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 8.1%
Lockheed Martin Corp.	193,727	$15,624,083
Northrop Grumman Corp.	162,040	7,401,987
United Technologies Corp.	118,385	6,151,285

		$29,177,355

Alcoholic Beverages – 1.7%
Diageo PLC	335,859	$4,815,518
Molson Coors Brewing Co.	32,872	1,391,472

		$6,206,990

Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	80,887	$4,188,329

Automotive – 0.5%
Johnson Controls, Inc.	76,155	$1,654,087

Broadcasting – 3.3%
Omnicom Group, Inc.	157,798	$4,983,261
Walt Disney Co.	222,712	5,195,871
WPP Group PLC	265,144	1,759,036

		$11,938,168

Brokerage & Asset Managers – 0.3%
Invesco Ltd.	51,990	$926,462

Business Services – 2.9%
Accenture Ltd., “A”	220,087	$7,364,111
Dun & Bradstreet Corp.	17,817	1,446,919
Western Union Co.	105,075	1,723,230

		$10,534,260

Chemicals – 2.7%
3M Co.	63,438	$3,812,624
PPG Industries, Inc.	131,797	5,785,888

		$9,598,512

Computer Software – 1.7%
Oracle Corp.	285,003	$6,104,764

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	38,120	$1,473,338
International Business Machines Corp.	62,095	6,483,960

		$7,957,298

Construction – 1.1%
Pulte Homes, Inc.	150,238	$1,326,602
Sherwin-Williams Co.	50,892	2,735,445

		$4,062,047

Consumer Goods & Services – 1.4%
Apollo Group, Inc., “A” (a)	12,060	$857,707
Procter & Gamble Co.	81,808	4,180,389

		$5,038,096

Electrical Equipment – 1.4%
Danaher Corp.	46,540	$2,873,380
W.W. Grainger, Inc.	23,955	1,961,435

		$4,834,815

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 2.0%
Agilent Technologies, Inc. (a)	37,803	$767,779
Intel Corp.	385,332	6,377,245

		$7,145,024

Energy – Independent – 4.1%
Apache Corp.	63,955	$4,614,353
Devon Energy Corp.	67,525	3,680,113
EOG Resources, Inc.	44,922	3,051,102
Occidental Petroleum Corp.	48,367	3,183,032

		$14,528,600

Energy – Integrated – 8.7%
Chevron Corp.	107,243	$7,104,849
ConocoPhillips	38,135	1,603,958
Exxon Mobil Corp.	119,427	8,349,142
Hess Corp.	72,605	3,902,519
TOTAL S.A., ADR	190,145	10,311,563

		$31,272,031

Food & Beverages – 4.0%
J.M. Smucker Co.	30,517	$1,484,957
Kellogg Co.	65,810	3,064,772
Nestle S.A.	144,773	5,452,221
PepsiCo, Inc.	76,683	4,214,498

		$14,216,448

Food & Drug Stores – 2.0%
CVS Caremark Corp.	130,343	$4,154,031
Kroger Co.	131,322	2,895,650

		$7,049,681

General Merchandise – 0.3%
Macy’s, Inc.	96,885	$1,139,368

Health Maintenance Organizations – 0.2%
WellPoint, Inc. (a)	17,370	$883,959

Insurance – 6.8%
Allstate Corp.	262,185	$6,397,314
Aon Corp.	64,490	2,442,236
Chubb Corp.	54,345	2,167,279
MetLife, Inc.	306,848	9,208,508
Prudential Financial, Inc.	47,657	1,773,794
Travelers Cos., Inc.	61,355	2,518,009

		$24,507,140

Leisure & Toys – 0.3%
Hasbro, Inc.	39,793	$964,582

Machinery & Tools – 0.7%
Eaton Corp.	56,840	$2,535,632

Major Banks – 12.3%
Bank of New York Mellon Corp.	321,195	$9,414,225
Goldman Sachs Group, Inc.	67,742	9,987,880
JPMorgan Chase & Co.	266,392	9,086,631
PNC Financial Services Group, Inc.	61,285	2,378,471

4

MFS Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	142,135	$6,708,772
Wells Fargo & Co.	264,632	6,419,972

		$43,995,951

Medical Equipment – 2.4%
Becton, Dickinson & Co.	10,352	$738,201
Medtronic, Inc.	135,350	4,722,362
Thermo Fisher Scientific, Inc. (a)	33,995	1,385,976
Waters Corp. (a)	31,625	1,627,739

		$8,474,278

Oil Services – 0.7%
National Oilwell Varco, Inc. (a)	75,540	$2,467,136

Pharmaceuticals – 9.3%
Abbott Laboratories	79,032	$3,717,665
GlaxoSmithKline PLC	96,420	1,694,963
Johnson & Johnson	111,537	6,335,302
Merck & Co., Inc.	279,652	7,819,070
Pfizer, Inc.	323,330	4,849,950
Roche Holding AG	9,313	1,265,961
Wyeth	172,675	7,837,718

		$33,520,629

Railroad & Shipping – 0.2%
Burlington Northern Santa Fe Corp.	10,752	$790,702

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	50,937	$3,290,021

Specialty Stores – 0.6%
Home Depot, Inc.	27,342	$646,091
Staples, Inc.	79,980	1,613,197

		$2,259,288

Telecommunications – Wireless – 1.3%
Vodafone Group PLC	2,431,687	$4,688,715

Telephone Services – 3.3%
AT&T, Inc.	482,702	$11,990,318

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 4.8%
Altria Group, Inc.	78,782	$1,291,237
Lorillard, Inc.	26,425	1,790,822
Philip Morris International, Inc.	320,265	13,969,959

		$17,052,018

Utilities – Electric Power – 5.1%
Dominion Resources, Inc.	141,860	$4,740,961
Entergy Corp.	32,065	2,485,679
FPL Group, Inc.	45,170	2,568,366
PG&E Corp.	65,118	2,503,136
PPL Corp.	96,342	3,175,432
Public Service Enterprise Group, Inc.	90,413	2,950,176

		$18,423,750

Total Common Stocks (Identified Cost, $368,212,103)		$353,416,454

MONEY MARKET FUNDS (v) – 2.1%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	7,500,175	$7,500,175

Total Investments (Identified Cost, $375,712,278)		$360,916,629

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(2,053,405)

Net Assets – 100.0%		$358,863,224

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $368,212,103)	$353,416,454
Underlying funds, at cost and value	7,500,175
Total investments, at value (identified cost, $375,712,278)	$360,916,629
Cash	$1,201
Receivables for
Investments sold	2,446,441
Fund shares sold	498,943
Interest and dividends	934,534
Other assets	8,867
Total assets		$364,806,615
Liabilities
Payables for
Investments purchased	$5,575,496
Fund shares reacquired	193,163
Payable to affiliates
Management fee	29,322
Distribution and/or service fees	4,904
Administrative services fee	1,789
Payable for trustees’ compensation	9,504
Accrued expenses and other liabilities	129,213
Total liabilities		$5,943,391
Net assets		$358,863,224
Net assets consist of
Paid-in capital	$391,785,130
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(14,791,874)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,340,800)
Undistributed net investment income	3,210,768
Net assets		$358,863,224
Shares of beneficial interest outstanding		33,646,346

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$177,756,909	16,607,928	$10.70
Service Class	181,106,315	17,038,418	10.63

See Notes to Financial Statements

6

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$4,835,674
Interest	10,471
Dividends from underlying funds	5,013
Foreign taxes withheld	(79,511)
Total investment income		$4,771,647
Expenses
Management fee	$1,162,598
Distribution and/or service fees	203,069
Administrative services fee	69,608
Trustees’ compensation	28,319
Custodian fee	36,551
Shareholder communications	3,796
Auditing fees	20,467
Legal fees	19,016
Miscellaneous	16,949
Total expenses		$1,560,373
Net investment income		$3,211,274
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(11,445,221)
Foreign currency transactions	(3,147)
Net realized gain (loss) on investments and foreign currency transactions		$(11,448,368)
Change in unrealized appreciation (depreciation)
Investments	$20,195,397
Translation of assets and liabilities in foreign currencies	11,057
Net unrealized gain (loss) on investments and foreign currency translation		$20,206,454
Net realized and unrealized gain (loss) on investments and foreign currency		$8,758,086
Change in net assets from operations		$11,969,360

See Notes to Financial Statements

7

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$3,211,274	$5,940,485
Net realized gain (loss) on investments and foreign currency transactions	(11,448,368)	(8,644,369)
Net unrealized gain (loss) on investments and foreign currency translation	20,206,454	(136,655,431)
Change in net assets from operations	$11,969,360	$(139,359,315)
Distributions declared to shareholders
From net investment income	$(5,894,567)	$(5,994,945)
From net realized gain on investments	—	(53,295,636)
Total distributions declared to shareholders	$(5,894,567)	$(59,290,581)
Change in net assets from fund share transactions	$41,258,505	$100,628,291
Total change in net assets	$47,333,298	$(98,021,605)
Net assets
At beginning of period	311,529,926	409,551,531
At end of period (including undistributed net investment income of $3,210,768 and $5,894,061, respectively)	$358,863,224	$311,529,926

See Notes to Financial Statements

8

MFS Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09 (unaudited)		Years ended 12/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.70		$18.78	$18.70	$16.30	$15.51	$13.61
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.27	$0.28	$0.24	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		(5.50)	1.22	3.04	0.77	1.87
Total from investment operations	$0.20		$(5.25)	$1.49	$3.32	$1.01	$2.08
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.30)	$(0.30)	$(0.27)	$(0.22)	$(0.18)
From net realized gain on investments	—		(2.53)	(1.11)	(0.65)	—	—
Total distributions declared to shareholders	$(0.20)		$(2.83)	$(1.41)	$(0.92)	$(0.22)	$(0.18)
Net asset value, end of period	$10.70		$10.70	$18.78	$18.70	$16.30	$15.51
Total return (%) (k)(s)	2.00	(n)	(32.64)	7.92	20.96	6.60	15.52 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.88	(a)	0.84	0.83	0.86	0.85	0.83
Net investment income	2.21	(a)	1.75	1.40	1.62	1.51	1.53
Portfolio turnover	14		44	25	26	22	36
Net assets at end of period (000 Omitted)	$177,757		$146,011	$267,967	$323,094	$319,952	$339,705

See Notes to Financial Statements

9

MFS Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09 (unaudited)		Years ended 12/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.61		$18.66	$18.59	$16.21	$15.43	$13.56
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.22	$0.23	$0.20	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		(5.48)	1.22	3.02	0.77	1.85
Total from investment operations	$0.19		$(5.26)	$1.44	$3.25	$0.97	$2.03
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.26)	$(0.26)	$(0.22)	$(0.19)	$(0.16)
From net realized gain on investments	—		(2.53)	(1.11)	(0.65)	—	—
Total distributions declared to shareholders	$(0.17)		$(2.79)	$(1.37)	$(0.87)	$(0.19)	$(0.16)
Net asset value, end of period	$10.63		$10.61	$18.66	$18.59	$16.21	$15.43
Total return (%) (k)(s)	1.98	(n)	(32.87)	7.67	20.66	6.34	15.18 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.13	(a)	1.09	1.08	1.11	1.10	1.08
Net investment income	1.95	(a)	1.62	1.16	1.37	1.27	1.28
Portfolio turnover	14		44	25	26	22	36
Net assets at end of period (000 Omitted)	$181,106		$165,519	$141,584	$141,334	$126,809	$119,496

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2008 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the

11

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$353,416,454	$—	$—	$353,416,454
Mutual Funds	7,500,175	—	—	7,500,175
Total Investments	$360,916,629	$—	$—	$360,916,629

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

12

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

13

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$8,698,851
Long-term capital gain	50,591,730
Total distributions	$59,290,581

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$379,530,034
Gross appreciation	20,098,653
Gross depreciation	(38,712,058)
Net unrealized appreciation (depreciation)	$(18,613,405)

As of 12/31/08
Undistributed ordinary income	5,894,061
Capital loss carryforwards	(6,074,676)
Other temporary differences	(7,282)
Net unrealized appreciation (depreciation)	(38,808,802)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(6,074,676)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$2,944,412	$3,747,705	$—	$31,412,527
Service Class	2,950,155	2,247,240	—	21,883,109
Total	$5,894,567	$5,994,945	$—	$53,295,636

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

14

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% annually of average daily net assets for the Initial Class shares and 1.15% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0449% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,711 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $75,985,058 and $41,675,383, respectively.

15

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,079,169	$40,388,084	1,777,770	$21,640,444
Service Class	2,307,126	20,619,733	7,278,802	101,235,972
	6,386,295	$61,007,817	9,056,572	$122,876,416
Shares issued in connection with acquisition of MFS Strategic Value Portfolio
Initial Class	6,041	$64,532	—	$—
Service Class	228,743	2,426,959	—	—
	234,784	$2,491,491	—	$—
Shares issued to shareholders in reinvestment of distributions
Initial Class	301,373	$2,944,412	2,264,020	$35,160,232
Service Class	304,140	2,950,155	1,563,859	24,130,349
	605,513	$5,894,567	3,827,879	$59,290,581
Shares reacquired
Initial Class	(1,429,053)	$(13,763,758)	(4,660,114)	$(68,798,535)
Service Class	(1,397,518)	(14,371,612)	(835,834)	(12,740,171)
	(2,826,571)	$(28,135,370)	(5,495,948)	$(81,538,706)
Net change
Initial Class	2,957,530	$29,633,270	(618,324)	$(11,997,859)
Service Class	1,442,491	11,625,235	8,006,827	112,626,150
	4,400,021	$41,258,505	7,388,503	$100,628,291

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $1,830 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	47,041,009	(39,540,834)	7,500,175

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,013	$7,500,175

16

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

(8)	Acquisitions

At close of business on June 26, 2009, the fund acquired all of the assets and liabilities of MFS Strategic Value Portfolio. The acquisition was accomplished by a tax-free exchange of 234,784 shares of the fund (valued at $2,491,491) for all of the assets and liabilities of MFS Strategic Value Portfolio. MFS Strategic Value Portfolio then distributed the shares of the fund that MFS Strategic Value Portfolio received from the fund to its shareholders. MFS Strategic Value Portfolio’s net assets on that date were $2,491,491, including $198,043 of unrealized depreciation, $180 of accumulated net investment income, and $2,460,101 of accumulated net realized loss on investments and foreign currency transactions. The aggregate net assets of the fund after the acquisition were $357,591,221.

17

MFS Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

RGS-SEM

MFS® CORE EQUITY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.9%
Chevron Corp.	2.5%
AT&T, Inc.	2.2%
Exxon Mobil Corp.	2.0%
JPMorgan Chase & Co.	2.0%
Johnson & Johnson	2.0%
Hewlett-Packard Co.	1.7%
Intel Corp.	1.6%
PepsiCo, Inc.	1.5%
Danaher Corp.	1.5%

Equity sectors
Technology	17.0%
Health Care	14.6%
Financial Services	13.2%
Energy	10.3%
Industrial Goods & Services	8.9%
Consumer Staples	8.3%
Utilities & Communications	7.3%
Retailing	7.1%
Leisure	3.7%
Basic Materials (s)	3.2%
Special Products & Services	3.1%
Transportation	2.2%
Autos & Housing	0.4%

(s)	Equity sector percentage includes both common stocks and securities sold short.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.85%	$1,000.00	$1,080.74	$4.39
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,079.92	$5.67
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 2.9%
Goodrich Corp.	15,910	$795,023
Lockheed Martin Corp.	15,010	1,210,557
Precision Castparts Corp.	7,110	519,243
United Technologies Corp.	18,940	984,122

		$3,508,945

Airlines – 0.2%
Copa Holdings S.A., “A”	7,320	$298,802

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	16,770	$868,351

Biotechnology – 1.7%
Celgene Corp. (a)	13,260	$634,358
Genzyme Corp. (a)	26,411	1,470,300

		$2,104,658

Broadcasting – 1.6%
Discovery Communications, Inc., “A” (a)	10,890	$245,569
Omnicom Group, Inc.	9,190	290,220
Time Warner, Inc.	21,653	545,439
Walt Disney Co.	35,380	825,415

		$1,906,643

Brokerage & Asset Managers – 1.7%
Affiliated Managers Group, Inc. (a)	4,330	$251,963
Charles Schwab Corp.	13,980	245,209
CME Group, Inc.	2,180	678,220
GFI Group, Inc.	45,270	305,120
Invesco Ltd.	18,960	337,867
MarketAxess Holdings, Inc. (a)	23,460	223,574

		$2,041,953

Business Services – 2.2%
Accenture Ltd., “A”	23,010	$769,915
Amdocs Ltd. (a)	20,900	448,305
Dun & Bradstreet Corp.	4,830	392,244
MasterCard, Inc., “A”	2,880	481,853
Western Union Co.	31,290	513,156

		$2,605,473

Cable TV – 0.8%
Comcast Corp., “Special A”	22,490	$317,109
DIRECTV Group, Inc. (a)	13,870	342,728
Time Warner Cable, Inc.	9,440	298,965

		$958,802

Chemicals – 0.8%
3M Co.	7,280	$437,528
Celanese Corp.	22,340	530,575

		$968,103

Computer Software – 3.9%
Adobe Systems, Inc. (a)	49,850	$1,410,755
Autodesk, Inc. (a)	15,320	290,774
MicroStrategy, Inc., “A” (a)	31,740	1,593,983

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
MSC.Software Corp. (a)	105,181	$700,505
VeriSign, Inc. (a)	35,550	656,964

		$4,652,981

Computer Software – Systems – 5.5%
Apple, Inc. (a)	24,440	$3,480,989
Dell, Inc. (a)	50,990	700,093
Hewlett-Packard Co.	52,300	2,021,395
Solera Holdings, Inc. (a)	17,370	441,198

		$6,643,675

Construction – 0.4%
Pulte Homes, Inc.	41,160	$363,443
Sherwin-Williams Co.	2,960	159,100

		$522,543

Consumer Goods & Services – 3.5%
Alberto-Culver Co.	9,840	$250,231
Capella Education Co. (a)	8,450	506,578
Colgate-Palmolive Co.	16,730	1,183,480
Monster Worldwide, Inc. (a)	9,940	117,391
priceline.com, Inc. (a)	1,570	175,133
Procter & Gamble Co.	34,000	1,737,400
Strayer Education, Inc.	1,250	272,638

		$4,242,851

Containers – 0.7%
Owens-Illinois, Inc. (a)	30,650	$858,507

Electrical Equipment – 3.7%
AMETEK, Inc.	16,390	$566,766
Danaher Corp.	28,620	1,766,999
Rockwell Automation, Inc.	27,310	877,197
Tyco Electronics Ltd.	64,880	1,206,119

		$4,417,081

Electronics – 4.0%
First Solar, Inc. (a)	1,480	$239,938
Flextronics International Ltd. (a)	97,129	399,200
Hittite Microwave Corp. (a)	7,250	251,938
Intel Corp.	117,500	1,944,625
Marvell Technology Group Ltd. (a)	50,250	584,910
National Semiconductor Corp.	57,630	723,257
NetLogic Microsystems, Inc. (a)	1,860	67,816
Silicon Laboratories, Inc. (a)	12,560	476,526
Tessera Technologies, Inc. (a)	3,180	80,422

		$4,768,632

Energy – Independent – 2.6%
Anadarko Petroleum Corp.	7,710	$349,957
Apache Corp.	12,930	932,900
CONSOL Energy, Inc.	6,120	207,835
Denbury Resources, Inc. (a)	16,750	246,728
Nexen, Inc.	29,620	643,509
XTO Energy, Inc.	19,790	754,791

		$3,135,720

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 5.9%
Chevron Corp.	44,770	$2,966,012
Exxon Mobil Corp. (s)	35,006	2,447,269
Hess Corp.	12,070	648,763
Marathon Oil Corp.	19,080	574,880
TOTAL S.A.	7,900	426,455

		$7,063,379

Engineering – Construction – 1.0%
Fluor Corp.	17,910	$918,604
North American Energy Partners, Inc. (a)	40,910	249,142

		$1,167,746

Entertainment – 0.2%
DreamWorks Animation, Inc., “A” (a)	9,090	$250,793

Food & Beverages – 3.9%
Coca-Cola Co.	23,640	$1,134,484
General Mills, Inc.	11,780	659,916
Hain Celestial Group, Inc. (a)	16,640	259,750
J.M. Smucker Co.	6,820	331,861
Kellogg Co.	11,460	533,692
PepsiCo, Inc. (s)	33,187	1,823,958

		$4,743,661

Food & Drug Stores – 1.1%
CVS Caremark Corp.	31,230	$995,300
Kroger Co.	15,330	338,026

		$1,333,326

Gaming & Lodging – 0.4%
International Game Technology	20,410	$324,519
Royal Caribbean Cruises Ltd.	13,380	181,165

		$505,684

General Merchandise – 2.2%
Target Corp.	33,120	$1,307,246
Wal-Mart Stores, Inc.	27,530	1,333,553

		$2,640,799

Health Maintenance Organizations – 0.8%
WellPoint, Inc. (a)	19,390	$986,757

Insurance – 2.6%
ACE Ltd.	4,340	$191,958
Allied World Assurance Co. Holdings Ltd.	20,270	827,624
Aon Corp.	7,820	296,143
Chubb Corp.	9,400	374,872
MetLife, Inc.	28,530	856,185
Prudential Financial, Inc.	3,530	131,387
Travelers Cos., Inc.	12,370	507,665

		$3,185,834

Internet – 1.6%
Google, Inc., “A” (a)	4,040	$1,703,224
Yahoo!, Inc. (a)	13,030	204,050

		$1,907,274

Leisure & Toys – 0.2%
Hasbro, Inc.	9,720	$235,613

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 0.7%
Bucyrus International, Inc.	8,430	$240,761
Deere & Co.	7,700	307,615
Roper Industries, Inc.	6,530	295,874

		$844,250

Major Banks – 6.2%
Bank of America Corp.	118,260	$1,561,032
Bank of New York Mellon Corp.	24,125	707,104
Goldman Sachs Group, Inc.	8,870	1,307,793
JPMorgan Chase & Co. (s)	70,570	2,407,143
Regions Financial Corp.	105,010	424,240
State Street Corp.	21,820	1,029,904

		$7,437,216

Medical & Health Technology & Services – 1.7%
DaVita, Inc. (a)	7,920	$391,723
Express Scripts, Inc. (a)	5,740	394,625
IDEXX Laboratories, Inc. (a)	4,920	227,304
Medco Health Solutions, Inc. (a)	3,140	143,215
MWI Veterinary Supply, Inc. (a)	11,740	409,256
Patterson Cos., Inc. (a)	14,180	307,706
VCA Antech, Inc. (a)	7,950	212,265

		$2,086,094

Medical Equipment – 3.5%
Medtronic, Inc.	47,400	$1,653,786
NxStage Medical, Inc. (a)(z)	68,214	402,463
NxStage Medical, Inc. (a)	16,900	99,710
Thermo Fisher Scientific, Inc. (a)	9,320	379,976
Waters Corp. (a)	23,320	1,200,280
Zimmer Holdings, Inc. (a)	11,120	473,712

		$4,209,927

Metals & Mining – 0.8%
Cameco Corp.	11,100	$284,160
Cliffs Natural Resources, Inc.	13,520	330,834
Steel Dynamics, Inc.	23,360	344,093

		$959,087

Natural Gas – Pipeline – 0.4%
Williams Cos., Inc.	29,430	$459,402

Network & Telecom – 2.0%
Ciena Corp. (a)	38,750	$401,063
Cisco Systems, Inc. (a)	67,690	1,261,742
Research in Motion Ltd. (a)	11,240	798,602

		$2,461,407

Oil Services – 1.8%
Exterran Holdings, Inc. (a)	25,190	$404,048
Halliburton Co.	20,940	433,458
Helmerich & Payne, Inc.	3,280	101,254
Noble Corp.	18,620	563,255
Transocean, Inc. (a)	8,320	618,093

		$2,120,108

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.2%
Discover Financial Services	20,080	$206,222
Euro Dekania Ltd. (a)(z)	100,530	250,325
NewAlliance Bancshares, Inc.	27,720	318,780
People’s United Financial, Inc.	11,250	169,200
SVB Financial Group (a)	19,500	530,790

		$1,475,317

Pharmaceuticals – 6.9%
Abbott Laboratories	35,920	$1,689,677
Johnson & Johnson	42,130	2,392,984
Merck & Co., Inc.	25,400	710,184
Pfizer, Inc.	32,190	482,850
Schering-Plough Corp.	51,830	1,301,970
Teva Pharmaceutical Industries Ltd., ADR	12,650	624,151
Wyeth	24,350	1,105,246

		$8,307,062

Pollution Control – 0.6%
Republic Services, Inc.	31,750	$775,017

Precious Metals & Minerals – 0.4%
Goldcorp, Inc.	8,300	$288,425
Teck Cominco Ltd., “B” (a)	12,050	192,174

		$480,599

Railroad & Shipping – 1.0%
Canadian National Railway Co.	18,730	$804,641
Union Pacific Corp.	7,160	372,750

		$1,177,391

Real Estate – 1.5%
Annaly Mortgage Management, Inc., REIT	44,310	$670,853
Kilroy Realty Corp., REIT	19,920	409,157
Mack-Cali Realty Corp., REIT	32,400	738,720

		$1,818,730

Restaurants – 0.5%
P.F. Chang’s China Bistro, Inc. (a)	17,490	$560,729

Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc.	11,400	$736,326
Airgas, Inc.	6,250	253,313

		$989,639

Specialty Stores – 3.1%
Abercrombie & Fitch Co., “A”	21,710	$551,217
Advance Auto Parts, Inc.	5,340	221,557
Home Depot, Inc.	23,010	543,726
Nordstrom, Inc.	19,680	391,435
PetSmart, Inc.	46,990	1,008,405
Staples, Inc.	27,200	548,624
Tiffany & Co.	17,870	453,183

		$3,718,147

Telecommunications – Wireless – 0.8%
Cellcom Israel Ltd.	15,040	$399,613
MetroPCS Communications, Inc. (a)	14,330	190,732
Rogers Communications, Inc., “B”	15,520	398,958

		$989,303

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 2.4%
AT&T, Inc.	104,720	$2,601,245
Verizon Communications, Inc.	10,500	322,665

		$2,923,910

Tobacco – 1.8%
Lorillard, Inc.	7,670	$519,796
Philip Morris International, Inc.	38,230	1,667,593

		$2,187,389

Trucking – 1.0%
Expeditors International of Washington, Inc.	14,080	$469,427
FedEx Corp.	6,510	362,086
Landstar System, Inc.	11,000	395,010

		$1,226,523

Utilities – Electric Power – 3.7%
American Electric Power Co., Inc.	17,750	$512,798
CMS Energy Corp.	40,960	494,797
Dominion Resources, Inc.	6,200	207,204
FirstEnergy Corp.	1,680	65,100
NRG Energy, Inc. (a)	14,100	366,036
PG&E Corp.	13,360	513,558
PPL Corp.	18,990	625,910
Progress Energy, Inc.	16,330	617,764
Public Service Enterprise Group, Inc.	17,270	563,520
Wisconsin Energy Corp.	11,880	483,635

		$4,450,322

Total Common Stocks (Identified Cost, $137,994,084)		$120,182,155

	Strike Price	First Exercise

WARRANTS – 0.1%
Medical Equipment – 0.1%
NxStage Medical, Inc. (1 share for 1 warrant) (Identified Cost, $37,441) (a)(z)	$5.50	5/23/08	13,643	$60,407

MONEY MARKET FUNDS (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	986,327	$986,327

Total Investments (Identified Cost, $139,017,852)		$121,228,889

SECURITIES SOLD SHORT – (0.3)%
Chemicals – (0.2)%
Potash Corp. of Saskatchewan, Inc. (Identified Cost, $261,418)	(3,200)	$(297,760)

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(261,516)

Net Assets – 100.0%		$120,669,613

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $384,121.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07-6/25/07	$1,412,164	$250,325
NxStage Medical, Inc.	5/22/08	269,523	402,463
NxStage Medical, Inc. (Warrants) $5.50	5/22/08	37,441	60,407
Total Restricted Securities			$713,195
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $138,031,525)	$120,242,562
Underlying funds, at cost and value	986,327
Total investments, at value (identified cost, $139,017,852)	$121,228,889
Cash	$282,476
Deposits with brokers for securities sold short	260,992
Receivables for
Interest and dividends	150,242
Receivable from investment adviser	9,152
Other assets	3,545
Total assets		$121,935,296
Liabilities
Payables for
Securities sold short, at value (proceeds received, $261,418)	$297,760
Investments purchased	273,056
Fund shares reacquired	597,472
Payable to affiliates
Management fee	4,998
Distribution and/or service fees	342
Administrative services fee	308
Payable for trustees’ compensation	3,625
Accrued expenses and other liabilities	88,122
Total liabilities		$1,265,683
Net assets		$120,669,613
Net assets consist of
Paid-in capital	$335,899,240
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(17,825,337)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(198,183,592)
Undistributed net investment income	779,302
Net assets		$120,669,613
Shares of beneficial interest outstanding		12,092,784

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$96,268,022	9,636,782	$9.99
Service Class	24,401,591	2,456,002	9.94

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$1,296,081
Interest	2,923
Dividends from underlying funds	1,090
Foreign taxes withheld	(18,114)
Total investment income		$1,281,980
Expenses
Management fee	$417,608
Distribution and/or service fees	27,011
Administrative services fee	24,625
Trustees’ compensation	10,568
Custodian fee	21,201
Shareholder communications	16,357
Auditing fees	25,104
Legal fees	4,103
Dividend and interest expense on securities sold short	915
Miscellaneous	15,004
Total expenses		$562,496
Reduction of expenses by investment adviser	(60,358)
Net expenses		$502,138
Net investment income		$779,842
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(19,114,311)
Foreign currency transactions	503
Net realized gain (loss) on investments and foreign currency transactions		$(19,113,808)
Change in unrealized appreciation (depreciation)
Investments	$26,911,915
Securities sold short	(36,342)
Translation of assets and liabilities in foreign currencies	(522)
Net unrealized gain (loss) on investments and foreign currency translation		$26,875,051
Net realized and unrealized gain (loss) on investments and foreign currency		$7,761,243
Change in net assets from operations		$8,541,085

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$779,842	$2,184,354
Net realized gain (loss) on investments and foreign currency transactions	(19,113,808)	(27,972,754)
Net unrealized gain (loss) on investments and foreign currency translation	26,875,051	(57,522,788)
Change in net assets from operations	$8,541,085	$(83,311,188)
Distributions declared to shareholders
From net investment income	$(2,144,224)	$(1,142,274)
From net realized gain on investments	—	(14,365,876)
Total distributions declared to shareholders	$(2,144,224)	$(15,508,150)
Change in net assets from fund share transactions	$(5,059,333)	$(28,843,221)
Total change in net assets	$1,337,528	$(127,662,559)
Net assets
At beginning of period	119,332,085	246,994,644
At end of period (including undistributed net investment income of $779,302 and $2,143,684, respectively)	$120,669,613	$119,332,085

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.43		$16.52		$17.13	$15.15	$14.32	$12.58
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16		$0.11	$0.08	$0.09	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		(6.11)		1.41	1.99	0.84	1.74
Total from investment operations	$0.74		$(5.95)		$1.52	$2.07	$0.93	$1.83
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.09)		$(0.09)	$(0.09)	$(0.10)	$(0.09)
From net realized gain on investments	—		(1.05)		(2.04)	—	—	—
Total distributions declared to shareholders	$(0.18)		$(1.14)		$(2.13)	$(0.09)	$(0.10)	$(0.09)
Net asset value, end of period	$9.99		$9.43		$16.52	$17.13	$15.15	$14.32
Total return (%) (k)(r)(s)	8.07	(n)	(38.63	)(x)	8.71	13.74	6.56	14.63 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.88		0.86	0.91	0.90	0.88
Expenses after expense reductions (f)	0.85	(a)	0.85		N/A	0.91	N/A	N/A
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.85	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	1.45	(a)	1.22		0.65	0.53	0.64	0.70
Portfolio turnover	50		109		156	122	92	97
Net assets at end of period (000 Omitted)	$96,268		$97,648		$212,063	$80,024	$80,710	$83,219

See Notes to Financial Statements

11

MFS Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.36		$16.42		$17.05	$15.09	$14.25	$12.53
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.13		$0.07	$0.04	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.68		(6.08)		1.39	1.98	0.84	1.72
Total from investment operations	$0.73		$(5.95)		$1.46	$2.02	$0.90	$1.78
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.06)		$(0.05)	$(0.06)	$(0.06)	$(0.06)
From net realized gain on investments	—		(1.05)		(2.04)	—	—	—
Total distributions declared to shareholders	$(0.15)		$(1.11)		$(2.09)	$(0.06)	$(0.06)	$(0.06)
Net asset value, end of period	$9.94		$9.36		$16.42	$17.05	$15.09	$14.25
Total return (%) (k)(r)(s)	7.99	(n)	(38.79	)(x)	8.40	13.44	6.39	14.29 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.13		1.11	1.16	1.15	1.13
Expenses after expense reductions (f)	1.10	(a)	1.10		N/A	1.16	N/A	N/A
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.10	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	1.19	(a)	1.00		0.41	0.29	0.39	0.45
Portfolio turnover	50		109		156	122	92	97
Net assets at end of period (000 Omitted)	$24,402		$21,684		$34,932	$12,675	$9,990	$9,916

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the total return for the year ended December 31, 2008 would have been lower by approximately 1.32%.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Unites States	$113,672,429	$462,870	$—	$114,135,299
Canada	3,659,612	—	—	3,659,612
Israel	1,023,764	—	—	1,023,764
United Kingdom	448,305	—	250,325	698,630
France	426,455	—	—	426,455
Panama	298,802	—	—	298,802
Mutual Funds	986,327	—	—	986,327
Total Investments	$120,515,694	$462,870	$250,325	$121,228,889

	Level 1	Level 2	Level 3	Total
Short Sales	$(297,760)	$—	$—	$(297,760)

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$291,503
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(41,178)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 6/30/09	$250,325

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At June 30, 2009, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Investment Transactions (i.e., Purchased Options)
Equity Contracts	$(41,341)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2009, this expense amounted to $915. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$1,147,300
Long-term capital gain	14,360,850
Total distributions	$15,508,150

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$140,055,125
Gross appreciation	6,438,786
Gross depreciation	(25,265,022)
Net unrealized appreciation (depreciation)	$(18,826,236)

As of 12/31/08
Undistributed ordinary income	2,143,684
Capital loss carryforwards	(177,915,459)
Other temporary differences	(116,562)
Net unrealized appreciation (depreciation)	(45,738,151)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(146,360,552)
12/31/16	(31,554,907)
Total	$(177,915,459)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$1,773,261	$1,011,464	$—	$12,075,166
Service Class	370,963	130,810	—	2,290,710
Total	$2,144,224	$1,142,274	$—	$14,365,876

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.85% annually of average daily net assets for the Initial Class shares and 1.10% annually of average daily net assets for the Service Class shares. This written agreement will continue until June 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $60,358 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0442% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,001 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

18

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $55,409,356 and $58,043,914, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	25,207	$244,187	87,028	$913,713
Service Class	358,095	3,261,484	563,165	6,995,439
	383,302	$3,505,671	650,193	$7,909,152
Shares issued to shareholders in reinvestment of distributions
Initial Class	195,078	$1,773,261	865,518	$13,086,630
Service Class	41,036	370,963	161,113	2,421,520
	236,114	$2,144,224	1,026,631	$15,508,150
Shares reacquired
Initial Class	(936,019)	$(8,303,095)	(3,434,646)	$(45,796,150)
Service Class	(258,997)	(2,406,133)	(535,610)	(6,464,373)
	(1,195,016)	$(10,709,228)	(3,970,256)	$(52,260,523)
Net change
Initial Class	(715,734)	$(6,285,647)	(2,482,100)	$(31,795,807)
Service Class	140,134	1,226,314	188,668	2,952,586
	(575,600)	$(5,059,333)	(2,293,432)	$(28,843,221)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $642 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	9,342,743	(8,356,416)	986,327

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,090	$986,327

19

MFS Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

20

MFS® Global Total Return Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

WTS-SEM

MFS® GLOBAL TOTAL RETURN PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Total Return Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Total Return Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Government of Japan, 1.7%, 2017	4.7%
Republic of Italy, 4.75%, 2013	3.1%
Republic of Italy, 5.25%, 2017	2.5%
Kingdom of Spain, 5.0%, 2012	1.8%
Nestle S.A.	1.7%
TOTAL S.A.	1.5%
Government of Japan, 2.1%, 2024	1.4%
Kingdom of Belgium, 5.5%, 2017	1.4%
Vodafone Group PLC	1.4%
Lockheed Martin Corp.	1.4%

Equity sectors
Financial Services	10.5%
Consumer Staples	8.4%
Health Care	8.1%
Utilities & Communications	7.1%
Energy	5.7%
Industrial Goods & Services	4.4%
Technology	4.0%
Leisure	2.9%
Special Products & Services	1.5%
Transportation	1.5%
Retailing	1.5%
Basic Materials	1.4%
Autos & Housing	1.0%

Fixed income sectors (i)
Non-U.S. Government Bonds	28.0%
U.S. Treasury Securities	3.9%
Mortgage-Backed Securities	2.0%
Commercial Mortgage-Backed Securities	1.8%
U.S. Government Agencies	1.3%
Emerging Markets Bonds	0.5%
High Grade Corporates	0.3%

Country weightings (i)
United States	38.3%
Japan	15.8%
United Kingdom	8.7%
Italy	6.2%
France	5.6%
Switzerland	4.4%
Germany	4.1%
Netherlands	4.0%
Spain	3.1%
Other Countries	9.8%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Total Return Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.90%	$1,000.00	$1,014.86	$4.50
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,013.04	$5.74
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Total Return Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 58.0%
Aerospace – 2.5%
Lockheed Martin Corp.	16,330	$1,317,015
Northrop Grumman Corp.	14,310	653,681
United Technologies Corp.	9,310	483,748

		$2,454,444

Alcoholic Beverages – 1.0%
Heineken N.V.	25,880	$959,924

Apparel Manufacturers – 0.6%
Compagnie Financiere Richemont S.A.	13,259	$275,540
NIKE, Inc., “B”	5,940	307,573

		$583,113

Broadcasting – 2.3%
Fuji Television Network, Inc.	169	$254,562
Nippon Television Network Corp.	2,070	245,006
Omnicom Group, Inc.	13,000	410,540
Vivendi S.A.	19,702	470,829
Walt Disney Co.	19,830	462,634
WPP Group PLC	51,749	343,317

		$2,186,888

Brokerage & Asset Managers – 0.5%
Daiwa Securities Group, Inc.	74,000	$437,373

Business Services – 1.5%
Accenture Ltd., “A”	18,890	$632,059
Bunzl PLC	32,050	264,961
Nomura Research, Inc.	9,000	199,657
USS Co. Ltd.	7,390	379,173

		$1,475,850

Chemicals – 0.9%
3M Co.	5,080	$305,308
PPG Industries, Inc.	12,910	566,749

		$872,057

Computer Software – 0.5%
Oracle Corp.	23,360	$500,371

Computer Software – Systems – 1.4%
Fujitsu Ltd.	46,000	$249,262
International Business Machines Corp.	5,050	527,321
Konica Minolta Holdings, Inc.	51,500	535,127

		$1,311,710

Construction – 1.0%
CRH PLC	8,900	$203,511
Geberit AG	4,480	550,852
Sherwin-Williams Co.	4,460	239,725

		$994,088

Consumer Goods & Services – 2.1%
Henkel KGaA, IPS	15,950	$497,406
Kao Corp.	42,000	915,319
KOSE Corp.	16,300	343,488
Procter & Gamble Co.	5,854	299,139

		$2,055,352

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.3%
Brambles Ltd.	63,040	$301,583

Electrical Equipment – 1.4%
Legrand S.A.	23,820	$519,116
OMRON Corp.	17,200	247,324
Spectris PLC	39,730	360,481
W.W. Grainger, Inc.	2,650	216,982

		$1,343,903

Electronics – 1.5%
Intel Corp.	29,930	$495,341
Samsung Electronics Co. Ltd.	1,166	540,001
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,766	402,428

		$1,437,770

Energy – Independent – 1.1%
Apache Corp.	5,290	$381,674
Devon Energy Corp.	6,230	339,535
EOG Resources, Inc.	4,270	290,018

		$1,011,227

Energy – Integrated – 4.4%
Chevron Corp.	12,490	$827,462
Exxon Mobil Corp.	12,940	904,635
Hess Corp.	5,570	299,388
Royal Dutch Shell PLC, “A”	29,640	740,233
TOTAL S.A.	27,210	1,468,840

		$4,240,558

Food & Beverages – 2.8%
J.M. Smucker Co.	3,598	$175,079
Kellogg Co.	5,700	265,449
Nestle S.A.	44,481	1,675,176
Nong Shim Co. Ltd.	825	148,299
PepsiCo, Inc.	7,830	430,337

		$2,694,340

Food & Drug Stores – 0.8%
CVS Caremark Corp.	14,230	$453,510
Kroger Co.	13,030	287,311

		$740,821

Forest & Paper Products – 0.2%
UPM-Kymmene Corp. (l)	20,650	$179,896

Insurance – 3.5%
Allstate Corp.	20,540	$501,176
Aon Corp.	7,970	301,824
Aviva PLC	48,110	270,299
ING Groep N.V.	22,530	226,680
Jardine Lloyd Thompson Group PLC	41,360	274,393
MetLife, Inc.	27,040	811,470
Muenchener Ruckvers AG	2,620	353,543
Travelers Cos., Inc.	4,990	204,790
Zurich Financial Services Ltd.	2,480	436,862

		$3,381,037

4

MFS Global Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 0.2%
NAMCO BANDAI Holdings, Inc.	17,200	$188,661

Machinery & Tools – 0.5%
Assa Abloy AB, “B”	33,340	$464,577

Major Banks – 5.4%
Bank of New York Mellon Corp.	25,301	$741,572
Credit Agricole S.A.	28,069	349,506
Goldman Sachs Group, Inc.	5,200	766,688
HSBC Holdings PLC	66,800	552,244
JPMorgan Chase & Co.	20,350	694,138
PNC Financial Services Group, Inc.	5,370	208,410
State Street Corp.	12,190	575,368
Sumitomo Mitsui Financial Group, Inc.	15,600	630,839
UniCredito Italiano S.p.A. (a)	117,160	295,022
Wells Fargo & Co.	17,330	420,426

		$5,234,213

Medical Equipment – 1.3%
Medtronic, Inc.	10,730	$374,370
Smith & Nephew PLC	68,240	504,647
Synthes, Inc.	1,790	172,814
Waters Corp. (a)	3,990	205,365

		$1,257,196

Network & Telecom – 0.6%
Nokia Oyj	41,180	$603,112

Oil Services – 0.2%
National Oilwell Varco, Inc. (a)	5,760	$188,122

Other Banks & Diversified Financials – 1.1%
Bangkok Bank Public Co. Ltd.	72,000	$234,899
DNB Holding A.S.A. (a)	48,400	368,825
Hachijuni Bank Ltd.	28,000	157,957
Sapporo Hokuyo Holdings, Inc.	35,300	101,113
Unione di Banche Italiane ScpA	14,485	188,369

		$1,051,163

Pharmaceuticals – 6.8%
Abbott Laboratories	4,790	$225,322
Daiichi Sankyo Co. Ltd.	17,600	315,698
GlaxoSmithKline PLC	49,840	876,135
Hisamitsu Pharmaceutical Co., Inc.	2,800	86,976
Johnson & Johnson	10,800	613,440
Merck & Co., Inc.	23,640	660,974
Merck KGaA	4,470	454,628
Pfizer, Inc.	26,940	404,100
Roche Holding AG	8,660	1,177,196
Sanofi-Aventis	18,270	1,073,130
Wyeth	15,570	706,722

		$6,594,321

Printing & Publishing – 0.4%
Reed Elsevier PLC	52,542	$391,150

Specialty Stores – 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG, “A”	9,470	$92,331

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 2.8%
America Movil S.A.B. de C.V., “L”, ADR	6,570	$254,390
KDDI Corp.	172	911,903
Rogers Communications, Inc., “B”	7,100	182,513
Vodafone Group PLC	697,980	1,345,827

		$2,694,633

Telephone Services – 2.8%
AT&T, Inc.	36,210	$899,456
China Unicom Ltd.	166,000	221,194
Royal KPN N.V.	61,740	848,710
Telefonica S.A.	34,000	768,874

		$2,738,234

Tobacco – 2.5%
Altria Group, Inc.	15,080	$247,161
British American Tobacco PLC	12,600	346,805
Japan Tobacco, Inc.	138	430,140
Lorillard, Inc.	3,250	220,253
Philip Morris International, Inc.	26,806	1,169,278

		$2,413,637

Trucking – 1.5%
TNT N.V.	35,542	$690,313
Yamato Holdings Co. Ltd.	56,000	744,017

		$1,434,330

Utilities – Electric Power – 1.5%
Dominion Resources, Inc.	12,230	$408,727
E.ON AG	16,094	569,403
FPL Group, Inc.	4,760	270,654
PPL Corp.	6,820	224,787

		$1,473,571

Total Common Stocks (Identified Cost, $70,358,145)		$55,981,556

BONDS – 36.9%
Asset Backed & Securitized – 1.8%
Banc of America Commercial Mortgage, Inc., FRN, “A4”, 5.414%, 2047	$ 160,000	$127,576
Bayview Commercial Asset Trust, FRN, 0.893%, 2023 (z)	CAD 170,000	94,343
Commercial Mortgage Asset Trust, FRN, 1.093%, 2032 (i)(z)	$ 2,696,011	52,997
Commercial Mortgage Pass-Through Certificates, FRN, 0.509%, 2017 (n)	360,000	313,649
Commercial Mortgage Pass-Through Certificates, FRN, 0.519%, 2017 (n)	563,117	489,341
First Union National Bank Commercial Mortgage Trust, FRN, 1.143%, 2043 (i)(n)	7,136,041	85,859
Greenwich Capital Commercial Funding Corp., FRN, 5.917%, 2038	165,000	135,347
GS Mortgage Securities Corp., 5.56%, 2039	250,000	203,902
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	160,000	129,349

5

MFS Global Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.882%, 2051	$ 182,000	$136,294

		$1,768,657

Emerging Market Quasi-Sovereign – 0.3%
Qtel International Finance Ltd., 7.875%, 2019 (z)	$ 200,000	$203,475
TDIC Finance Ltd., 6.5%, 2014 (z)	119,000	119,298

		$322,773

Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$ 100,000	$103,296
State of Qatar, 6.55%, 2019 (n)	100,000	102,375

		$205,671

International Market Quasi-Sovereign – 0.3%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 303,000	$277,414

International Market Sovereign – 27.2%
Federal Republic of Germany, 5%, 2011	EUR 320,000	$480,057
Federal Republic of Germany, 3.75%, 2013	EUR 254,000	375,537
Federal Republic of Germany, 6.25%, 2030	EUR 585,000	1,027,573
Government of Canada, 4.5%, 2015	CAD 220,000	207,488
Government of Canada, 4.25%, 2018	CAD 223,000	206,834
Government of Canada, 5.75%, 2033	CAD 93,000	101,664
Government of Japan, 1.3%, 2014	JPY 56,000,000	596,494
Government of Japan, 1.7%, 2017	JPY 417,000,000	4,529,935
Government of Japan, 2.1%, 2024	JPY 129,000,000	1,391,190
Government of Japan, 2.2%, 2027	JPY 99,950,000	1,071,206
Government of Japan, 2.4%, 2037	JPY 25,000,000	271,302
Kingdom of Belgium, 5.5%, 2017	EUR 850,000	1,338,792
Kingdom of Netherlands, 3.75%, 2014	EUR 719,000	1,051,082
Kingdom of Spain, 5%, 2012	EUR 1,081,000	1,641,802
Kingdom of Spain, 4.6%, 2019	EUR 347,000	505,386
Kingdom of Sweden, 4.5%, 2015	SEK 2,680,000	376,162
Republic of Austria, 4.65%, 2018	EUR 197,000	289,729
Republic of France, 6%, 2025	EUR 715,000	1,213,675
Republic of France, 4.75%, 2035	EUR 207,000	306,585
Republic of Greece, 3.6%, 2016	EUR 496,000	673,846
Republic of Ireland, 4.6%, 2016	EUR 513,000	712,436
Republic of Italy, 4.75%, 2013	EUR 1,991,000	2,979,427
Republic of Italy, 5.25%, 2017	EUR 1,570,000	2,407,832
Republic of Portugal, 4.45%, 2018	EUR 303,000	432,349
United Kingdom Treasury, 8%, 2015	GBP 502,000	1,068,322
United Kingdom Treasury, 8%, 2021	GBP 287,000	662,292
United Kingdom Treasury, 4.25%, 2036	GBP 238,000	381,279

		$26,300,276

Local Authorities – 0.3%
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	$ 100,000	$117,861
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	130,000	131,866

		$249,727

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage Backed – 2.0%
Fannie Mae, 4.782%, 2012	$ 193,124	$202,443
Fannie Mae, 5.37%, 2013	143,692	153,268
Fannie Mae, 4.78%, 2015	96,158	100,120
Fannie Mae, 4.856%, 2015	76,447	79,300
Fannie Mae, 5.5%, 2015 - 2024	83,775	87,278
Fannie Mae, 5.09%, 2016	99,000	103,980
Fannie Mae, 5.423%, 2016	103,431	110,978
Fannie Mae, 4.989%, 2017	41,053	43,199
Fannie Mae, 5.05%, 2017	90,000	94,301
Fannie Mae, 5.32%, 2017	71,587	76,050
Fannie Mae, 6.16%, 2019	51,920	56,998
Freddie Mac, 5.085%, 2019	30,000	31,148
Freddie Mac, 5%, 2023 - 2028	667,929	684,781
Freddie Mac, 4%, 2024	55,571	56,113

		$1,879,957

U.S. Government Agencies and Equivalents – 1.3%
Aid-Egypt, 4.45%, 2015	$ 349,000	$363,644
Small Business Administration, 5.09%, 2025	56,493	58,781
Small Business Administration, 5.21%, 2026	694,267	724,673
Small Business Administration, 5.36%, 2026	80,554	85,378

		$1,232,476

U.S. Treasury Obligations – 3.5%
U.S. Treasury Bonds, 4.75%, 2017	$ 665,000	$729,006
U.S. Treasury Bonds, 8%, 2021	103,000	142,108
U.S. Treasury Bonds, 6.875%, 2025	446,000	584,330
U.S. Treasury Notes, 4.75%, 2012	795,000	863,569
U.S. Treasury Notes, TIPS, 2%, 2016 (f)	1,028,182	1,043,604

		$3,362,617

Total Bonds (Identified Cost, $35,408,562)		$35,599,568

MONEY MARKET FUNDS (v) – 4.2%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	4,079,437	$4,079,437

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	144,803	$144,803

Total Investments (Identified Cost, $109,990,947)		$95,805,364

OTHER ASSETS, LESS LIABILITIES – 0.8%		734,964

Net Assets – 100.0%		$96,540,328

6

MFS Global Total Return Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,371,934, representing 1.4% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.893%, 2023	5/25/06	$153,707	$94,343
Commercial Mortgage Asset Trust, FRN, 1.093%, 2032	8/25/03	91,682	52,997
Qtel International Finance Ltd., 7.875%, 2019	6/02/09-6/29/09	202,322	203,475
TDIC Finance Ltd., 6.5%, 2014	6/26/09	119,595	119,298
Total Restricted Securities			$470,113
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

7

MFS Global Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Credit Suisse Group	52,875	7/01/09	$39,453	$42,606	$3,153
BUY	AUD	UBS AG	594,728	7/01/09-7/15/09	456,437	479,218	22,781
SELL	AUD	HSBC USA	171,250	7/01/09	140,000	137,993	2,007
SELL	AUD	UBS AG	199,373	7/01/09	161,001	160,654	347
SELL	CAD	HSBC USA	60,019	8/17/09	53,000	51,613	1,387
BUY	DKK	UBS AG	1,473,922	7/01/09	263,220	277,656	14,436
SELL	DKK	UBS AG	1,473,922	7/01/09	278,507	277,656	851
BUY	EUR	Barclays Bank	18,000	7/20/09	25,041	25,252	211
BUY	EUR	JPMorgan Chase Bank	110,660	7/15/09-7/20/09	151,159	155,241	4,082
BUY	GBP	Barclays Bank	454,818	7/15/09	692,482	748,259	55,777
BUY	GBP	Citibank	85,517	7/15/09	132,340	140,690	8,350
BUY	GBP	JPMorgan Chase Bank	6,120	7/15/09	10,000	10,069	69
SELL	GBP	HSBC USA	126,632	7/15/09	210,000	208,332	1,668
BUY	JPY	Credit Suisse Group	967,220	7/15/09	10,000	10,042	42
BUY	JPY	HSBC USA	24,959,010	7/15/09	255,000	259,123	4,123
SELL	JPY	Barclays Bank	10,448,289	7/15/09	110,014	108,474	1,540
SELL	JPY	Goldman Sachs International	17,613,664	7/15/09	184,233	182,864	1,369
SELL	JPY	Merrill Lynch International	15,256,389	7/15/09	159,775	158,391	1,384
SELL	JPY	UBS AG	569,780,441	7/21/09	5,965,413	5,915,833	49,580
BUY	NOK	Citibank	1,691,262	8/31/09	260,615	262,621	2,006
BUY	NZD	Credit Suisse Group	14,210	7/08/09	9,158	9,165	7
BUY	NZD	UBS AG	299,102	7/08/09	184,073	192,915	8,842

							$184,012

Liability Derivatives
BUY	AUD	Credit Suisse Group	25,981	7/01/09	$21,000	$20,936	$(64)
BUY	AUD	UBS AG	199,373	8/31/09	160,270	159,948	(322)
SELL	AUD	UBS AG	285,989	7/01/09	206,053	230,450	(24,397)
BUY	CAD	Citibank	59,552	8/17/09	55,000	51,212	(3,788)
BUY	CAD	UBS AG	824,851	8/17/09	721,011	709,336	(11,675)
SELL	CAD	UBS AG	1,029,652	8/17/09	880,677	885,456	(4,779)
SELL	CHF	Credit Suisse Group	146,595	7/27/09	134,885	134,960	(75)
BUY	DKK	UBS AG	1,473,922	8/31/09	278,262	277,392	(870)
BUY	EUR	UBS AG	158,116	7/20/09	222,261	221,816	(445)
SELL	EUR	Credit Suisse Group	362,000	7/20/09	500,838	507,840	(7,002)
SELL	EUR	Deutsche Bank	326,786	7/20/09	445,488	458,438	(12,950)
SELL	EUR	JPMorgan Chase Bank	320,283	7/20/09	442,858	449,316	(6,458)
SELL	EUR	UBS AG	1,130,946	7/20/09	1,534,807	1,586,572	(51,765)
SELL	GBP	Deutsche Bank	293,273	7/15/09	448,471	482,488	(34,017)
BUY	JPY	Citibank	1,377,040	7/21/09	14,419	14,297	(122)
BUY	JPY	Credit Suisse Group	26,552,570	7/21/09	277,747	275,686	(2,061)
BUY	JPY	HSBC USA	26,741,598	7/15/09	278,303	277,630	(673)
BUY	JPY	JPMorgan Chase Bank	1,016,321,983	7/15/09-7/21/09	10,621,878	10,551,429	(70,449)
SELL	JPY	Barclays Bank	16,208,297	7/15/09	165,000	168,274	(3,274)
SELL	JPY	HSBC USA	13,379,053	7/15/09	136,207	138,901	(2,694)
BUY	NZD	UBS AG	304,698	7/08/09	198,593	196,524	(2,069)
SELL	NZD	Deutsche Bank	47,474	7/08/09	27,674	30,620	(2,946)
SELL	NZD	UBS AG	569,246	7/08/09	329,272	367,152	(37,880)
SELL	SEK	UBS AG	1,323,636	8/31/09	167,564	171,552	(3,988)

							$(284,763)

8

MFS Global Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	3	348,797	Sep-09	$1,911

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

9

MFS Global Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $105,911,510)	$91,725,927
Underlying funds, at cost and value	4,079,437
Total investments, at value, including $135,048 of securities on loan (identified cost, $109,990,947)	$95,805,364
Cash	$54
Restricted cash	130,000
Foreign currency, at value (identified cost, $26,587)	26,443
Receivables for
Forward foreign currency exchange contracts	184,012
Investments sold	750,563
Fund shares sold	61,510
Interest and dividends	762,000
Receivable from investment adviser	14,810
Other assets	3,012
Total assets		$97,737,768
Liabilities
Payables for
Forward foreign currency exchange contracts	$284,763
Daily variation margin on open futures contracts	563
Investments purchased	502,243
Fund shares reacquired	167,198
Collateral for securities loaned, at value	144,803
Payable to affiliates
Management fee	3,987
Shareholder servicing costs	75
Distribution and/or service fees	150
Administrative services fee	247
Payable for trustees’ compensation	3,153
Accrued expenses and other liabilities	90,258
Total liabilities		$1,197,440
Net assets		$96,540,328
Net assets consist of
Paid-in capital	$116,457,986
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $2,881 deferred country tax)	(14,268,358)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,404,915)
Undistributed net investment income	755,615
Net assets		$96,540,328
Shares of beneficial interest outstanding		8,081,796

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$85,749,926	7,173,802	$11.95
Service Class	10,790,402	907,994	11.88

See Notes to Financial Statements

10

MFS Global Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$1,194,221
Interest	571,994
Dividends from underlying funds	8,867
Foreign taxes withheld	(92,024)
Total investment income		$1,683,058
Expenses
Management fee	$349,417
Distribution and/or service fees	13,376
Shareholder servicing costs	9,539
Administrative services fee	20,504
Trustees’ compensation	9,431
Custodian fee	84,807
Shareholder communications	3,884
Auditing fees	29,993
Legal fees	3,797
Miscellaneous	8,635
Total expenses		$533,383
Reduction of expenses by investment adviser	(100,912)
Net expenses		$432,471
Net investment income		$1,250,587
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $43 country tax)	$(2,966,931)
Futures contracts	(21,847)
Foreign currency transactions	(435,127)
Net realized gain (loss) on investments and foreign currency transactions		$(3,423,905)
Change in unrealized appreciation (depreciation)
Investments (net of $2,881 increase in deferred country tax)	$2,811,889
Futures contracts	(32,788)
Translation of assets and liabilities in foreign currencies	(237,709)
Net unrealized gain (loss) on investments and foreign currency translation		$2,541,392
Net realized and unrealized gain (loss) on investments and foreign currency		$(882,513)
Change in net assets from operations		$368,074

See Notes to Financial Statements

11

MFS Global Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$1,250,587	$3,375,234
Net realized gain (loss) on investments and foreign currency transactions	(3,423,905)	4,927,469
Net unrealized gain (loss) on investments and foreign currency translation	2,541,392	(31,114,701)
Change in net assets from operations	$368,074	$(22,811,998)
Distributions declared to shareholders
From net investment income	$(7,793,150)	$(7,426,422)
From net realized gain on investments	—	(13,271,445)
Total distributions declared to shareholders	$(7,793,150)	$(20,697,867)
Change in net assets from fund share transactions	$(1,740,235)	$(16,007,014)
Total change in net assets	$(9,165,311)	$(59,516,879)
Net assets
At beginning of period	105,705,639	165,222,518
At end of period (including undistributed net investment income of $755,615 and $7,298,178, respectively)	$96,540,328	$105,705,639

See Notes to Financial Statements

12

MFS Global Total Return Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$12.89		$17.59	$18.11	$16.66	$17.91	$15.70
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.37	$0.40	$0.41	$0.37	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)		(2.68)	1.13	2.38	0.23	2.29
Total from investment operations	$0.10		$(2.31)	$1.53	$2.79	$0.60	$2.61
Less distributions declared to shareholders
From net investment income	$(1.04)		$(0.86)	$(0.40)	$(0.16)	$(0.75)	$(0.40)
From net realized gain on investments	—		(1.53)	(1.65)	(1.18)	(1.10)	—
Total distributions declared to shareholders	$(1.04)		$(2.39)	$(2.05)	$(1.34)	$(1.85)	$(0.40)
Net asset value, end of period	$11.95		$12.89	$17.59	$18.11	$16.66	$17.91
Total return (%) (k)(r)(s)	1.49	(n)	(15.42)	8.87	17.20	3.83	17.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	0.98	0.95	0.93	0.92	0.89
Expenses after expense reductions (f)	0.90	(a)	0.90	0.93	N/A	N/A	N/A
Net investment income	2.72	(a)	2.48	2.24	2.41	2.18	1.97
Portfolio turnover	45		75	78	76	78	86
Net assets at end of period (000 Omitted)	$85,750		$93,254	$145,113	$161,209	$161,143	$166,034

See Notes to Financial Statements

13

MFS Global Total Return Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$12.79		$17.46	$17.99	$16.56	$17.82	$15.63
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.34	$0.35	$0.37	$0.32	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)		(2.66)	1.13	2.36	0.23	2.29
Total from investment operations	$0.08		$(2.32)	$1.48	$2.73	$0.55	$2.57
Less distributions declared to shareholders
From net investment income	$(0.99)		$(0.82)	$(0.36)	$(0.12)	$(0.71)	$(0.38)
From net realized gain on investments	—		(1.53)	(1.65)	(1.18)	(1.10)	—
Total distributions declared to shareholders	$(0.99)		$(2.35)	$(2.01)	$(1.30)	$(1.81)	$(0.38)
Net asset value, end of period	$11.88		$12.79	$17.46	$17.99	$16.56	$17.82
Total return (%) (k)(r)(s)	1.30	(n)	(15.59)	8.62	16.91	3.54	16.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.23	1.20	1.18	1.17	1.14
Expenses after expense reductions (f)	1.15	(a)	1.15	1.18	N/A	N/A	N/A
Net investment income	2.45	(a)	2.24	1.99	2.15	1.91	1.72
Portfolio turnover	45		75	78	76	78	86
Net assets at end of period (000 Omitted)	$10,790		$12,451	$20,109	$18,637	$16,797	$14,460

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

14

MFS Global Total Return Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Total Return Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same

15

MFS Global Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$24,117,177	$—	$—	$24,117,177
Japan	315,698	7,057,894	—	7,373,592
United Kingdom	6,270,493	—	—	6,270,493
Switzerland	4,288,439	—	—	4,288,439
France	3,881,422	—	—	3,881,422
Netherlands	2,725,626	—	—	2,725,626
Germany	1,967,311	—	—	1,967,311
Finland	783,008	—	—	783,008
Spain	768,874	—	—	768,874
Other Countries	2,507,935	1,297,678	—	3,805,613
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	4,595,093	—	4,595,093
Non-U.S. Sovereign Debt	—	27,106,136	—	27,106,136
Corporate Bonds	—	249,727	—	249,727
Residential Mortgage-Backed Securities	—	1,879,957	—	1,879,957
Commercial Mortgage-Backed Securities	—	1,768,656	—	1,768,656
Mutual Funds	4,224,240	—	—	4,224,240
Total Investments	$51,850,223	$43,955,141	$—	$95,805,364

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$1,911	$—	$—	$1,911
Forward Currency Contracts	—	(100,751)	—	(100,751)

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of

16

MFS Global Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$1,911	(a)	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$— (a)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	184,012		Payable for forward foreign currency exchange contracts	(284,763)
Total Derivatives not Accounted for as Hedging Instruments Under FAS 133			$185,923			$(284,763)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

17

MFS Global Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Investment Transactions (i.e., Purchased Options)	Futures Contracts	Foreign Currency Transactions	Total
Interest Rate Contracts	$(3,533)	$(21,847)	$—	$(25,380)
Foreign Exchange Contracts	—	—	(398,181)	(398,181)
Total	$(3,533)	$(21,847)	$(398,181)	$(423,561)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Total
Interest Rate Contracts	$(32,788)	$—	$(32,788)
Foreign Exchange Contracts	—	(279,044)	(279,044)
Total	$(32,788)	$(279,044)	$(311,832)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is

18

MFS Global Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

19

MFS Global Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$7,619,350
Long-term capital gain	13,078,517
Total distributions	$20,697,867

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$110,394,481
Gross appreciation	1,738,320
Gross depreciation	(16,327,437)
Net unrealized appreciation (depreciation)	$(14,589,117)

As of 12/31/08
Undistributed ordinary income	7,792,670
Capital loss carryforwards	(2,271,532)
Other temporary differences	(400,943)
Net unrealized appreciation (depreciation)	(17,612,777)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(2,271,532)

20

MFS Global Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$6,938,032	$6,516,244	$—	$11,568,828
Service Class	855,118	910,178	—	1,702,617
Total	$7,793,150	$7,426,422	$—	$13,271,445

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% annually of average daily net assets for the Initial Class shares and 1.15% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $100,912 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $9,539, which equated to 0.0205% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0440% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

21

MFS Global Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $871 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$4,776,977	$5,965,814
Investments (non-U.S. Government securities)	$35,993,874	$39,733,091

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	65,474	$783,451	120,242	$1,873,174
Service Class	17,074	197,700	117,833	1,759,042
	82,548	$981,151	238,075	$3,632,216
Shares issued to shareholders in reinvestment of distributions
Initial Class	632,455	$6,938,032	1,166,779	$18,085,072
Service Class	78,379	855,118	169,662	2,612,795
	710,834	$7,793,150	1,336,441	$20,697,867
Shares reacquired
Initial Class	(756,025)	$(8,655,791)	(2,303,648)	$(33,896,488)
Service Class	(161,108)	(1,858,745)	(465,400)	(6,440,609)
	(917,133)	$(10,514,536)	(2,769,048)	$(40,337,097)
Net change
Initial Class	(58,096)	$(934,308)	(1,016,627)	$(13,938,242)
Service Class	(65,655)	(805,927)	(177,905)	(2,068,772)
	(123,751)	$(1,740,235)	(1,194,532)	$(16,007,014)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $561 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

22

MFS Global Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,871,531	16,404,369	(20,196,463)	4,079,437

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,867	$4,079,437

23

MFS Global Total Return Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

24

MFS INVESTMENT MANAGEMENT

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

MKS-SEM

MFS® MONEY MARKET PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Money Market Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Short term credit quality (q)
Average Credit Quality Short-Term Bonds (a)	A-1
All holdings are rated A-1

Maturity breakdown (u)
0 - 29 days	64.6%
30 - 59 days	19.5%
60 - 89 days	7.7%
90 - 366 days	8.4%
Other Assets Less Liabilities	(0.2)%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 6/30/09.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.38%	$1,000.00	$1,000.00	$1.88
	Hypothetical (h)	0.38%	$1,000.00	$1,022.91	$1.91
Service Class	Actual	0.38%	$1,000.00	$1,000.00	$1.88
	Hypothetical (h)	0.38%	$1,000.00	$1,022.91	$1.91

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

3

MFS Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – 58.8%
Automotive – 3.0%
Toyota Motor Credit Corp., 0.15%, due 7/01/09	$154,000	$154,000
Toyota Motor Credit Corp., 0.35%, due 8/24/09	15,451,000	15,442,891

		$15,596,891

Financial Institutions – 2.5%
General Electric Capital Corp., 0.23%, due 7/24/09	$13,010,000	$13,008,088

Food & Beverages – 3.0%
Coca-Cola Co., 0.15%, due 7/09/09 (t)	$804,000	$803,973
Coca-Cola Co., 0.24%, due 9/17/09 (t)	14,600,000	14,592,408

		$15,396,381

Major Banks – 27.7%
Abbey National North America LLC, 0.3%, due 7/06/09	$15,693,000	$15,692,346
Australia & New Zealand Banking Group, 0.84%, due 6/25/10	15,700,000	15,568,486
BNP Paribas Finance, Inc., 0.32%, due 9/04/09	15,249,000	15,240,189
CBA Finance, Inc., 0.3%, due 8/17/09	15,520,000	15,513,921
Goldman Sachs Group, Inc., 0.2%, due 7/01/09	11,257,000	11,257,000
JPMorgan Chase Funding, 0.35%, due 8/17/09	8,000,000	7,996,344
JPMorgan Chase & Co., 0.25%, due 7/08/09	7,605,000	7,604,630
Societe Generale North America, Inc., 0.16%, due 7/01/09	7,814,000	7,814,000
Toronto Dominion HDG USA, 0.25%, due 7/16/09	14,493,000	14,491,490
Toronto Dominion HDG USA, 0.22%, due 7/14/09	1,594,000	1,593,873
Wells Fargo & Co., 0.063%, due 7/01/09	15,581,000	15,581,000
Westpac Banking Corp., 0.42%, due 8/06/09	15,675,000	15,668,417

		$144,021,696

Medical Equipment – 1.7%
Merck & Co., Inc., 0.25%, due 7/20/09	$8,663,000	$8,661,857

Other Banks & Diversified Financials – 15.0%
Bank of Nova Scotia, 0.32%, due 7/01/09	$15,850,000	$15,850,000
Citigroup Funding, Inc., 0.3%, due 7/27/09	15,690,000	15,686,601
HSBC USA, Inc., 0.26%, due 7/10/09	15,131,000	15,130,016
Nordea North America, Inc., 0.31%, due 7/15/09	10,599,000	10,597,722
Nordea North America, Inc., 0.32%, due 7/14/09	4,914,000	4,913,432
UBS Finance Delaware LLC, 0.525%, due 7/27/09	15,452,000	15,446,141

		$77,623,912

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Pharmaceuticals – 5.9%
Johnson & Johnson, 0.2%, due 8/13/09 (t)	$15,500,000	$15,496,297
Pfizer, Inc., 0.25%, due 9/09/09 (t)	10,113,000	10,108,084
Pfizer, Inc., 0.22%, due 8/04/09 (t)	5,022,000	5,020,957

		$30,625,338

Total Commercial Paper, at Amortized Cost and Value		$304,934,163

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 16.1%
Fannie Mae, 0.58%, due 10/13/09	$27,900,000	$27,853,252
Federal Home Loan Bank, 0.45%, due 7/13/09	27,793,000	27,788,831
Freddie Mac, 0.5%, due 7/20/09	28,000,000	27,992,611

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$83,634,694

CERTIFICATES OF DEPOSIT – 6.5%
Major Banks – 6.5%
Bank of Montreal, 0.25%, due 7/06/09	$7,600,000	$7,600,000
Credit Agricole S.A., 0.45%, due 8/07/09	15,600,000	15,600,000
Royal Bank Of Canada, NY, 0.24%, due 8/10/09	10,300,000	10,300,000

Total Certificates of Deposit, at Amortized Cost and Value		$33,500,000

REPURCHASE AGREEMENTS – 18.8%
Bank of America Corp., 0.06%, dated 6/30/09, due 7/01/09, total to be received $51,991,087 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $53,030,939 in a jointly traded account)	$51,991,000	$51,991,000
Goldman Sachs, 0.04%, dated 6/30/09, due 7/01/09, total to be received $45,643,051 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $46,555,860 in a jointly traded account)	45,643,000	45,643,000

Total Repurchase Agreements, at Cost		$97,634,000

Total Investments, at Amortized Cost and Value		$519,702,857

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(836,071)

Net Assets – 100.0%		$518,866,786

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

4

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments, at amortized cost and value	$422,068,857
Repurchase agreements, at value	97,634,000
Total investments, at amortized cost and value	$519,702,857
Cash	$55
Receivables for
Fund shares sold	229,006
Interest	14,869
Receivable from investment adviser	10,530
Other assets	14,265
Total assets		$519,971,582
Liabilities
Payables for
Fund shares reacquired	$993,964
Payable to affiliates
Management fee	6,563
Distribution and/or service fees	2,994
Administrative services fee	1,300
Payable for trustees’ compensation	18,100
Accrued expenses and other liabilities	81,875
Total liabilities		$1,104,796
Net assets		$518,866,786
Net assets consist of
Paid-in capital	$519,090,520
Accumulated net realized gain (loss) on investments	(224,972)
Undistributed net investment income	1,238
Net assets		$518,866,786
Shares of beneficial interest outstanding		519,091,185

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$300,860,682	300,985,941	$1.00
Service Class	218,006,104	218,105,244	1.00

See Notes to Financial Statements

5

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Interest income		$1,021,047
Expenses
Management fee	$1,345,414
Distribution and/or service fees	279,681
Administrative services fee	121,353
Trustees’ compensation	52,419
Custodian fee	32,245
Shareholder communications	18,616
Auditing fees	14,539
Legal fees	3,498
Miscellaneous	104,466
Total expenses		$1,972,231
Fees paid indirectly	(31)
Reduction of expenses by investment adviser and distributor	(951,242)
Net expenses		$1,020,958
Net investment income		$89
Change in net assets from operations		$89

See Notes to Financial Statements

6

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$89	$11,122,169
Net realized gain (loss) on investments	—	(192,925)
Change in net assets from operations	$89	$10,929,244
Distributions declared to shareholders
From net investment income	$(89)	$(11,122,169)
Change in net assets from fund share transactions	$(45,516,958)	$10,247,156
Total change in net assets	$(45,516,958)	$10,054,231
Net assets
At beginning of period	564,383,744	554,329,513
At end of period (including undistributed net investment income of $1,238 and $1,238, respectively)	$518,866,786	$564,383,744

See Notes to Financial Statements

7

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007		2006		2005		2004
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.02		$0.05		$0.04		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	0.00		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.02		$0.05		$0.04		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)		$(0.05)		$(0.04)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(s)	0.00	(n)	2.03		4.84		4.59		2.72		0.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.59		0.55		0.59		0.60		0.58
Expenses after expense reductions (f)	0.38	(a)	0.57		N/A		N/A		0.60		N/A
Net investment income	0.00	(a)	2.02		4.73		4.52		2.65		0.79
Net assets at end of period (000 Omitted)	$300,861		$322,980		$320,807		$283,055		$241,684		$282,595

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007		2006		2005		2004
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.02		$0.04		$0.04		$0.02		$0.01
Net realized and unrealized gain (loss) on investments	0.00		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.02		$0.04		$0.04		$0.02		$0.01
Less distributions declared to shareholders
From net investment income	$—		$(0.02)		$(0.04)		$(0.04)		$(0.02)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(s)	0.00	(n)	1.80		4.58		4.33		2.46		0.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.84		0.80		0.84		0.85		0.82
Expenses after expense reductions (f)	0.38	(a)	0.80		N/A		N/A		0.85		N/A
Net investment income	0.00	(a)	1.76		4.48		4.28		2.49		0.63
Net assets at end of period (000 Omitted)	$218,006		$241,404		$233,523		$163,515		$123,232		$87,785

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

8

MFS Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$519,702,857	$—	$519,702,857

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

9

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

Treasury Temporary Guarantee Program – On October 1, 2008, the Trustees of the fund approved the fund’s participation in the initial term of the United States Department of Treasury’s Temporary Guarantee Program (the Program) through December 18, 2008. On December 3, 2008, the Trustees approved the fund’s participation in the Program’s extension through April 30, 2009. The Program provides coverage to shareholders for amounts held in participating funds as of the close of business September 19, 2008, subject to certain conditions and limitations (but does not guarantee a $1.00 net asset value upon redemption or liquidation of shares). Under the Program, if the fund’s market value per share falls below $0.995, shareholders of record on that date may be eligible to receive payment (applicable only up to their share balances as of September 19, 2008) from the Treasury in the event of the fund’s liquidation. The costs of the Program, which are borne by the fund, are 0.01% of the fund’s net assets as of September 19, 2008 for the initial term of the Program (September 19, 2008 through December 18, 2008), and 0.015% of the fund’s net assets as of September 19, 2008 for the Program’s extension period (December 19, 2008 through April 30, 2009). This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the fund’s Statement of Operations. This fee, incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0291% of the fund’s average daily net assets. After considering the costs and benefits of continuing to participate in the Program, the fund has determined not to continue its participation in the Program after April 30, 2009.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2008, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$11,122,169

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$519,702,857

As of 12/31/08
Undistributed ordinary income	1,238
Capital loss carryforwards	(224,972)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(429)
12/31/11	(271)
12/31/12	(66)
12/31/15	(31,281)
12/31/16	(192,925)
$(224,972)

10

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$89	$6,531,076
Service Class	—	4,591,093
Total	$89	$11,122,169

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement will continue until modified or rescinded by the fund’s shareholders, but such agreement will continue at least until April 30, 2010. This management fee reduction amounted to $10,569, which is shown as a reduction of total expenses in the Statement of Operations. During the six months ended June 30, 2009, MFS voluntarily waived receipt of $516,088 of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2009, this voluntary waiver had the effect of reducing the management fee by 0.1918% of average daily net assets on an annualized basis. The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.30% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s total annual operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% annually of average daily net assets for the Initial Class shares and 0.82% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $144,963 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. During the six months ended June 30, 2009, MFD voluntarily waived receipt of $279,622 of the fund’s distribution and/or service fees in order to avoid a negative yield. For the six months ended June 30, 2009, this voluntary waiver had the effect of reducing the distribution and/or service fees by 0.25% of average daily net assets attributable to Service Class shares on an annualized basis. The distribution and/or service fees incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

11

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0451% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,056 and are included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $11,636,628,768 and $11,668,732,700, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	28,267,542	$28,267,542	99,394,222	$99,394,326
Service Class	44,144,966	44,144,967	122,510,431	122,510,435
	72,412,508	$72,412,509	221,904,653	$221,904,761
Shares issued to shareholders in reinvestment of distributions
Initial Class	89	$89	6,531,184	$6,531,076
Service Class	—	—	4,591,094	4,591,093
	89	$89	11,122,278	$11,122,169
Shares reacquired
Initial Class	(50,386,794)	$(50,386,794)	(103,646,568)	$(103,646,568)
Service Class	(67,542,762)	(67,542,762)	(119,133,206)	(119,133,206)
	(117,929,556)	$(117,929,556)	(222,779,774)	$(222,779,774)
Net change
Initial Class	(22,119,163)	$(22,119,163)	2,278,838	$2,278,834
Service Class	(23,397,796)	(23,397,795)	7,968,319	7,968,322
	(45,516,959)	$(45,516,958)	10,247,157	$10,247,156

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $3,310 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

12

MFS Money Market Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

13

M F S®
INVESTMENT MANAGEMENT

MFS® Technology Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09

TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
Samsung Electronics Co. Ltd., GDR	6.6%
Hewlett-Packard Co.	5.7%
MicroStrategy, Inc., “A”	5.3%
Google, Inc., “A”	4.9%
Apple, Inc.	4.6%
Flextronics International Ltd.	4.4%
Cisco Systems, Inc.	4.2%
Intel Corp.	3.9%
Dell, Inc.	3.8%
Tyco Electronics Ltd.	3.4%

Top five industries (i)
Electronics	24.4%
Computer Software – Systems	16.3%
Computer Software	15.8%
Network & Telecom	9.9%
Business Services	9.5%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.08%	$1,000.00	$1,386.29	$6.39
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
Service Class	Actual	1.33%	$1,000.00	$1,385.35	$7.87
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.0%
Business Services – 9.5%
Cognizant Technology Solutions Corp., “A” (a)	12,000	$320,400
LogMeIn, Inc. (a)	640	10,240
MasterCard, Inc., “A”	1,470	245,946
Paychex, Inc.	10,200	257,040
Pegasystems, Inc.	5,120	135,066
Western Union Co.	15,700	257,480

		$1,226,172

Cable TV – 1.3%
DIRECTV Group, Inc. (a)	6,870	$169,758

Computer Software – 14.9%
Adobe Systems, Inc. (a)	7,650	$216,495
Akamai Technologies, Inc. (a)	6,570	126,013
Autodesk, Inc. (a)	5,210	98,886
MicroStrategy, Inc., “A” (a)(s)	13,620	683,996
MSC.Software Corp. (a)	61,815	411,688
Parametric Technology Corp. (a)	18,180	212,524
VeriSign, Inc. (a)	8,722	161,183

		$1,910,785

Computer Software – Systems – 16.3%
Apple, Inc. (a)(s)	4,110	$585,387
Dell, Inc. (a)	35,240	483,845
Hewlett-Packard Co. (s)	19,070	737,055
Nintendo Co. Ltd.	1,070	294,468

		$2,100,755

Consumer Goods & Services – 1.6%
Alibaba.com Corp. (a)(z)	63,000	$111,206
Monster Worldwide, Inc. (a)	8,430	99,558

		$210,764

Electrical Equipment – 3.4%
Tyco Electronics Ltd.	23,640	$439,468

Electronics – 24.4%
First Solar, Inc. (a)	1,680	$272,362
Flextronics International Ltd. (a)	137,510	565,166
Intel Corp.	30,668	507,555
Marvell Technology Group Ltd. (a)	28,148	327,643
MEMC Electronic Materials, Inc. (a)	17,220	306,688
National Semiconductor Corp.	9,230	115,836
Samsung Electronics Co. Ltd., GDR	3,638	848,563
Silicon Laboratories, Inc. (a)	5,070	192,356

		$3,136,169

Entertainment – 0.6%
TiVo, Inc. (a)	7,400	$77,552

Internet – 6.4%
Google, Inc., “A” (a)	1,500	$632,385
Tencent Holdings Ltd.	15,800	184,400

		$816,785

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 3.2%
Electronic Arts, Inc. (a)	4,920	$106,862
THQ, Inc. (a)	43,080	308,453

		$415,315

Network & Telecom – 9.9%
Ciena Corp. (a)	10,000	$103,500
Cisco Systems, Inc. (a)	28,990	540,374
Nokia Corp., ADR	25,470	371,353
Research in Motion Ltd. (a)	1,788	127,037
Tellabs, Inc. (a)	22,500	128,925

		$1,271,189

Personal Computers & Peripherals – 1.0%
Western Digital Corp. (a)	4,880	$129,320

Printing & Publishing – 1.1%
MSCI, Inc., “A” (a)	5,730	$140,041

Specialty Stores – 2.4%
Amazon.com, Inc. (a)	2,260	$189,072
Ctrip.com International Ltd., ADR (a)	2,650	122,695

		$311,767

Total Common Stocks (Identified Cost, $15,073,813)		$12,355,840

CONVERTIBLE BONDS – 2.1%
Computer Software – 0.9%
Verisign, Inc., 3.25%, 2037	$180,000	$119,025

Leisure & Toys – 1.2%
Take-Two Interactive Software, Inc., 4.375%, 2014	$135,000	$146,306

Total Convertible Bonds (Identified Cost, $256,847)		$265,331

MONEY MARKET FUNDS (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	191,215	$191,215

Issuer/Expiration Date/Strike Price	Number of Contracts

CALL OPTIONS PURCHASED – 0.3%
Adobe Systems, Inc. – July 2009 @ $30 (a)	178	$5,340
SanDisk Corp. – October 2009 @ $16 (a)	207	31,464

Total Call Options Purchased (Premium Paid, $48,346)		$36,804

Total Investments (Identified Cost, $15,570,221)		$12,849,190

OTHER ASSETS, LESS LIABILITIES – 0.1%		14,763

Net Assets – 100.0%		$12,863,953

4

MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of the securities pledged amounted to $175,331. At June 30, 2009, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	5/05/09-5/07/09	$80,522	$111,206
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

5

MFS Technology Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $15,379,006)	$12,657,975
Underlying funds, at cost and value	191,215
Total investments, at value (identified cost, $15,570,221)	$12,849,190
Foreign currency, at value (identified cost, $7,009)	$6,927
Receivables for
Investments sold	367,587
Fund shares sold	33,121
Interest and dividends	5,446
Receivable from investment adviser	5,672
Other assets	528
Total assets		$13,268,471
Liabilities
Payables for
Investments purchased	$362,903
Fund shares reacquired	6,747
Payable to affiliates
Management fee	531
Distribution and/or service fees	19
Administrative services fee	55
Payable for trustees’ compensation	317
Accrued expenses and other liabilities	33,946
Total liabilities		$404,518
Net assets		$12,863,953
Net assets consist of
Paid-in capital	$45,385,620
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,721,125)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(29,829,593)
Undistributed net investment income	29,051
Net assets		$12,863,953
Shares of beneficial interest outstanding		2,900,997

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$11,430,287	2,571,309	$4.45
Service Class	1,433,666	329,688	4.35

See Notes to Financial Statements

6

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$55,795
Dividends	33,628
Dividends from underlying funds	83
Foreign taxes withheld	(2,407)
Total investment income		$87,099
Expenses
Management fee	$39,417
Distribution and/or service fees	1,412
Administrative services fee	4,959
Trustees’ compensation	840
Custodian fee	8,310
Shareholder communications	5,686
Auditing fees	22,416
Legal fees	3,797
Dividend and interest expense on securities sold short	4,024
Miscellaneous	4,434
Total expenses		$95,295
Reduction of expenses by investment adviser	(37,247)
Net expenses		$58,048
Net investment income		$29,051
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,493,672)
Written option transactions	13,682
Securities sold short	(3,251)
Foreign currency transactions	269
Net realized gain (loss) on investments and foreign currency transactions		$(1,482,972)
Change in unrealized appreciation (depreciation)
Investments	$4,864,543
Written options	8,786
Securities sold short	17,545
Translation of assets and liabilities in foreign currencies	(996)
Net unrealized gain (loss) on investments and foreign currency translation		$4,889,878
Net realized and unrealized gain (loss) on investments and foreign currency		$3,406,906
Change in net assets from operations		$3,435,957

See Notes to Financial Statements

7

MFS Technology Portfolio

FINANCIAL STATEMENTS  |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited	)	Year ended 12/31/08
Change in net assets
From operations
Net investment income (loss)	$29,051		$(7,210)
Net realized gain (loss) on investments and foreign currency transactions	(1,482,972)		(3,147,737)
Net unrealized gain (loss) on investments and foreign currency translation	4,889,878		(7,422,362)
Change in net assets from operations	$3,435,957		$(10,577,309)
Change in net assets from fund share transactions	$387,326		$(5,120,880)
Total change in net assets	$3,823,283		$(15,698,189)
Net assets
At beginning of period	9,040,670		24,738,859
At end of period (including undistributed net investment income of $29,051 and $0, respectively)	$12,863,953		$9,040,670

See Notes to Financial Statements

8

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$3.21		$6.54		$5.44	$4.46	$4.20	$4.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.00	)(w)	$(0.02)	$(0.03)	$(0.03)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		(3.33)		1.12	1.01	0.29	0.11
Total from investment operations	$1.24		$(3.33)		$1.10	$0.98	$0.26	$0.10
Net asset value, end of period	$4.45		$3.21		$6.54	$5.44	$4.46	$4.20
Total return (%) (k)(r)(s)	38.63	(n)	(50.92	)(x)	20.22	21.97	6.19	2.44 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.39		1.21	1.34	1.18	1.11
Expenses after expense reductions (f)	1.08	(a)	1.02		1.00	1.00	1.00	1.01
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.00	(a)	1.00		N/A	N/A	N/A	N/A
Net investment income (loss)	0.58	(a)	(0.00	)(w)	(0.31)	(0.55)	(0.66)	(0.21)
Portfolio turnover	117		244		249	234	196	110
Net assets at end of period (000 Omitted)	$11,430		$8,051		$21,184	$18,813	$18,978	$23,069

See Notes to Financial Statements

9

MFS Technology Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$3.14		$6.42		$5.35	$4.40	$4.15	$4.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.02)		$(0.03)	$(0.04)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		(3.26)		1.10	0.99	0.29	0.10
Total from investment operations	$1.21		$(3.28)		$1.07	$0.95	$0.25	$0.08
Net asset value, end of period	$4.35		$3.14		$6.42	$5.35	$4.40	$4.15
Total return (%) (k)(r)(s)	38.54	(n)	(51.09	)(x)	20.00	21.59	6.02	1.97 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	1.62		1.46	1.59	1.43	1.36
Expenses after expense reductions (f)	1.33	(a)	1.27		1.25	1.25	1.25	1.26
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.25	(a)	1.25		N/A	N/A	N/A	N/A
Net investment income (loss)	0.33	(a)	(0.29)		(0.56)	(0.80)	(0.92)	(0.45)
Portfolio turnover	117		244		249	234	196	110
Net assets at end of period (000 Omitted)	$1,434		$990		$3,555	$3,148	$3,375	$3,636

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount and ratio was less than $0.01.

(x)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the total returns for the year ended December 31, 2008 would have been lower by approximately 0.58%.

See Notes to Financial Statements

10

MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same

11

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,332,921	$—	$—	$10,332,921
South Korea	848,564	—	—	848,564
China	307,095	111,206	—	418,301
Finland	371,353	—	—	371,353
Japan	—	294,468	—	294,468
Canada	127,037	—	—	127,037
Corporate Bonds	—	265,331	—	265,331
Mutual Funds	191,215	—	—	191,215
Total Investments	$12,178,185	$671,005	$—	$12,849,190

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

12

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009.

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Equity Contracts	Equity Options Purchased	Total investments, at value	$36,804	Total investments, at value	$—

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Written Option Transactions	Investment Transactions (i.e., Purchased Options)	Total
Equity Contracts	$13,682	$(58,878)	$(45,196)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Written Option Transactions	Investments (i.e., Purchased Options)	Total
Equity Contracts	$8,786	$65,241	$74,027

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

13

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund writes call or put options on securities for which it believes the premium received exceeds the potential loss that would result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	145	$14,414
Options written	261	26,317
Options closed	(251)	(33,586)
Options expired	(155)	(7,145)
Outstanding, end of period	—	$—

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

14

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2009, this expense amounted to $4,024. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2009, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, expiration of capital loss carryforwards and wash sale loss deferrals.

15

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The fund declared no distributions for the periods ended June 30, 2009 and December 31, 2008.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$15,909,080
Gross appreciation	435,286
Gross depreciation	(3,495,176)
Net unrealized appreciation (depreciation)	$(3,059,890)

As of 12/31/08
Capital loss carryforwards	(27,959,549)
Other temporary differences	(73,642)
Net unrealized appreciation (depreciation)	(7,924,433)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(8,603,853)
12/31/10	(16,502,070)
12/31/16	(2,853,626)
Total	$(27,959,549)

The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003, in connection with the Global Telecommunications Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.00% annually of average daily net assets for the Initial Class shares and 1.25% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $37,247 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of

16

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0943% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $87 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $12,425,374 and $12,167,104, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	300,615	$1,188,722	351,513	$1,843,162
Service Class	56,887	219,363	76,290	414,007
	357,502	$1,408,085	427,803	$2,257,169
Shares reacquired
Initial Class	(239,555)	$(874,281)	(1,078,381)	$(5,843,498)
Service Class	(42,232)	(146,478)	(314,656)	(1,534,551)
	(281,787)	$(1,020,759)	(1,393,037)	$(7,378,049)
Net change
Initial Class	61,060	$314,441	(726,868)	$(4,000,336)
Service Class	14,655	72,885	(238,366)	(1,120,544)
	75,715	$387,326	(965,234)	$(5,120,880)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $57 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

17

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,136,575	(1,945,360)	191,215

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$83	$191,215

18

MFS Technology Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	4.1%
Accenture Ltd., “A”	4.0%
Oracle Corp.	3.8%
CVS Caremark Corp.	3.5%
PepsiCo, Inc.	3.5%
United Technologies Corp.	2.9%
Google, Inc., “A”	2.9%
Medtronic, Inc.	2.9%
MasterCard, Inc., “A”	2.8%
Danaher Corp.	2.6%

Equity sectors
Technology	21.2%
Health Care	18.7%
Special Products & Services	12.7%
Consumer Staples	10.6%
Industrial Goods & Services	8.8%
Retailing	8.3%
Energy	6.8%
Financial Services	4.5%
Leisure	3.4%
Basic Materials	2.8%
Utilities & Communications	0.7%
Transportation	0.3%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.82%	$1,000.00	$1,127.47	$4.33
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,125.47	$5.64
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 3.3%
Precision Castparts Corp.	12,450	$909,224
United Technologies Corp.	116,560	6,056,452

		$6,965,676

Alcoholic Beverages – 0.9%
Diageo PLC	133,220	$1,910,097

Apparel Manufacturers – 3.2%
LVMH Moet Hennessy Louis Vuitton S.A.	36,810	$2,809,155
NIKE, Inc., “B”	75,770	3,923,371

		$6,732,526

Biotechnology – 2.3%
Genzyme Corp. (a)	85,580	$4,764,239

Broadcasting – 2.7%
Grupo Televisa S.A., ADR	64,220	$1,091,740
Omnicom Group, Inc.	141,870	4,480,255

		$5,571,995

Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	118,200	$2,073,228
CME Group, Inc.	4,710	1,465,328

		$3,538,556

Business Services – 12.7%
Accenture Ltd., “A”	248,010	$8,298,415
Amdocs Ltd. (a)	91,980	1,972,971
Automatic Data Processing, Inc.	34,970	1,239,337
Dun & Bradstreet Corp.	42,820	3,477,412
Fidelity National Information Services, Inc.	56,160	1,120,954
MasterCard, Inc., “A”	35,550	5,947,871
Visa, Inc., “A”	14,160	881,602
Western Union Co.	219,840	3,605,376

		$26,543,938

Cable TV – 0.7%
DIRECTV Group, Inc. (a)	56,290	$1,390,926

Chemicals – 1.6%
3M Co.	56,980	$3,424,498

Computer Software – 4.1%
Oracle Corp.	371,490	$7,957,316
VeriSign, Inc. (a)	40,300	744,744

		$8,702,060

Computer Software – Systems – 5.2%
Apple, Inc. (a)	22,750	$3,240,283
EMC Corp. (a)	125,820	1,648,242
Hewlett-Packard Co.	76,340	2,950,541
International Business Machines Corp.	28,980	3,026,092

		$10,865,158

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 4.6%
Colgate-Palmolive Co.	66,210	$4,683,695
Procter & Gamble Co.	97,451	4,979,746

		$9,663,441

Electrical Equipment – 5.5%
Danaher Corp.	87,090	$5,376,937
Rockwell Automation, Inc.	129,440	4,157,613
W.W. Grainger, Inc.	24,410	1,998,691

		$11,533,241

Electronics – 3.3%
KLA-Tencor Corp.	28,830	$727,958
National Semiconductor Corp.	190,090	2,385,630
Samsung Electronics Co. Ltd., GDR	7,339	1,711,822
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	217,471	2,046,402

		$6,871,812

Energy – Integrated – 4.3%
Chevron Corp.	50,260	$3,329,725
Exxon Mobil Corp.	13,580	949,378
Hess Corp.	30,230	1,624,863
Marathon Oil Corp.	104,480	3,147,982

		$9,051,948

Food & Beverages – 5.1%
Groupe Danone	33,172	$1,637,112
Nestle S.A.	49,283	1,856,022
PepsiCo, Inc.	132,870	7,302,535

		$10,795,669

Food & Drug Stores – 3.5%
CVS Caremark Corp.	230,675	$7,351,612

General Merchandise – 0.6%
Target Corp.	31,590	$1,246,857

Internet – 3.6%
eBay, Inc. (a)	86,630	$1,483,972
Google, Inc., “A” (a)	14,260	6,011,873

		$7,495,845

Major Banks – 2.8%
Bank of New York Mellon Corp.	82,914	$2,430,209
State Street Corp.	73,890	3,487,608

		$5,917,817

Medical & Health Technology & Services – 2.1%
Medco Health Solutions, Inc. (a)	26,910	$1,227,365
Patterson Cos., Inc. (a)	92,280	2,002,476
VCA Antech, Inc. (a)	41,490	1,107,783

		$4,337,624

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 9.2%
DENTSPLY International, Inc.	137,800	$4,205,656
Medtronic, Inc.	171,630	5,988,171
Thermo Fisher Scientific, Inc. (a)	82,450	3,361,487
Waters Corp. (a)	82,090	4,225,172
Zimmer Holdings, Inc. (a)	37,660	1,604,316

		$19,384,802

Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	26,270	$1,437,757

Network & Telecom – 4.4%
Cisco Systems, Inc. (a)(s)	456,207	$8,503,698
Research in Motion Ltd. (a)	10,690	759,525

		$9,263,223

Oil Services – 2.5%
Halliburton Co.	153,330	$3,173,931
Noble Corp.	69,350	2,097,838

		$5,271,769

Personal Computers & Peripherals – 0.6%
NetApp, Inc. (a)	66,690	$1,315,127

Pharmaceuticals – 5.1%
Abbott Laboratories	69,620	$3,274,925
Allergan, Inc.	48,250	2,295,735
Johnson & Johnson	46,190	2,623,592
Merck KGaA	17,230	1,752,404
Roche Holding AG	5,090	691,908

		$10,638,564

Specialty Chemicals – 0.5%
Praxair, Inc.	13,390	$951,627

Specialty Stores – 1.0%
Staples, Inc.	99,500	$2,006,915

Telecommunications – Wireless – 0.7%
America Movil S.A.B. de C.V., “L”, ADR	36,510	$1,413,667

Trucking – 0.3%
United Parcel Service, Inc., “B”	13,130	$656,369

Total Common Stocks (Identified Cost, $234,794,514)		$207,015,355

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	2,710,211	$2,710,211

Total Investments (Identified Cost, $237,504,725)		$209,725,566

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(137,915)

Net Assets – 100.0%		$209,587,651

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $186,400. At June 30, 2009, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $234,794,514)	$207,015,355
Underlying funds, at cost and value	2,710,211
Total investments, at value (identified cost, $237,504,725)	$209,725,566
Cash	$17,015
Receivables for
Dividends	164,228
Receivable from investment adviser	11,828
Other assets	5,825
Total assets		$209,924,462
Liabilities
Payables for
Fund shares reacquired	$229,446
Payable to affiliates
Management fee	8,675
Distribution and/or service fees	819
Administrative services fee	531
Payable for trustees’ compensation	6,431
Accrued expenses and other liabilities	90,909
Total liabilities		$336,811
Net assets		$209,587,651
Net assets consist of
Paid-in capital	$655,929,652
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(27,780,449)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(419,223,311)
Undistributed net investment income	661,759
Net assets		$209,587,651
Shares of beneficial interest outstanding		25,750,893

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$150,227,736	18,425,900	$8.15
Service Class	59,359,915	7,324,993	8.10

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$1,579,444
Dividends from underlying funds	4,102
Interest	3,933
Foreign taxes withheld	(47,676)
Total investment income		$1,539,803
Expenses
Management fee	$736,889
Distribution and/or service fees	70,833
Administrative services fee	43,972
Trustees’ compensation	18,431
Custodian fee	30,336
Shareholder communications	15,987
Auditing fees	25,091
Legal fees	3,796
Miscellaneous	13,632
Total expenses		$958,967
Reduction of expenses by investment adviser	(81,437)
Net expenses		$877,530
Net investment income		$662,273
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(14,838,011)
Foreign currency transactions	1,238
Net realized gain (loss) on investments and foreign currency transactions		$(14,836,773)
Change in unrealized appreciation (depreciation)
Investments	$37,639,600
Translation of assets and liabilities in foreign currencies	459
Net unrealized gain (loss) on investments and foreign currency translation		$37,640,059
Net realized and unrealized gain (loss) on investments and foreign currency		$22,803,286
Change in net assets from operations		$23,465,559

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$662,273	$1,754,889
Net realized gain (loss) on investments and foreign currency transactions	(14,836,773)	(38,945,865)
Net unrealized gain (loss) on investments and foreign currency translation	37,640,059	(97,597,305)
Change in net assets from operations	$23,465,559	$(134,788,281)
Distributions declared to shareholders
From net investment income	$(1,718,063)	$(1,772,918)
Change in net assets from fund share transactions	$(17,596,517)	$(86,534,238)
Total change in net assets	$4,150,979	$(223,095,437)
Net assets
At beginning of period	205,436,672	428,532,109
At end of period (including undistributed net investment income of $661,759 and $1,717,549, respectively)	$209,587,651	$205,436,672

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$7.30		$11.69	$10.52	$9.78	$9.42	$8.60
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.05	$0.03	$0.01	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.89		(4.39)	1.16	0.72	0.40	0.79
Total from investment operations	$0.92		$(4.33)	$1.21	$0.75	$0.41	$0.83
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.06)	$(0.04)	$(0.01)	$(0.05)	$(0.01)
Net asset value, end of period	$8.15		$7.30	$11.69	$10.52	$9.78	$9.42
Total return (%) (k)(r)(s)	12.75	(n)	(37.22)	11.53	7.67	4.37	9.61	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.86	0.84	0.82	0.85	0.83
Expenses after expense reductions (f)	0.82	(a)	0.83	0.83	N/A	N/A	N/A
Net investment income	0.74	(a)	0.62	0.48	0.34	0.12	0.47
Portfolio turnover	20		42	62	72	136	139
Net assets at end of period (000 Omitted)	$150,228		$145,858	$309,208	$336,383	$395,782	$468,181

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$7.24		$11.59	$10.43	$9.71	$9.35	$8.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04	$0.02	$0.01	$(0.01)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		(4.36)	1.15	0.71	0.40	0.78
Total from investment operations	$0.90		$(4.32)	$1.17	$0.72	$0.39	$0.80
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.03)	$(0.01)	$—	$(0.03)	$—
Net asset value, end of period	$8.10		$7.24	$11.59	$10.43	$9.71	$9.35
Total return (%) (k)(r)(s)	12.55	(n)	(37.35)	11.26	7.42	4.15	9.36	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.11	1.09	1.07	1.10	1.08
Expenses after expense reductions (f)	1.07	(a)	1.08	1.08	N/A	N/A	N/A
Net investment income (loss)	0.49	(a)	0.37	0.19	0.09	(0.13)	0.25
Portfolio turnover	20		42	62	72	136	139
Net assets at end of period (000 Omitted)	$59,360		$59,579	$119,324	$88,696	$89,314	$87,243

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the accrual was recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2004 would have been lower by 0.13%.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$207,015,355	$—	$—	$207,015,355
Mutual Funds	2,710,211	—	—	2,710,211
Total Investments	$209,725,566	$—	$—	$209,725,566

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2009, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and expiration of capital loss carryforwards.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$1,772,918

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$240,360,006
Gross appreciation	9,699,966
Gross depreciation	(40,334,406)
Net unrealized appreciation (depreciation)	$(30,634,440)

As of 12/31/08
Undistributed ordinary income	1,717,549
Capital loss carryforwards	(401,531,257)
Other temporary differences	(1,749)
Net unrealized appreciation (depreciation)	(68,274,040)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(184,423,276)
12/31/10	(177,770,682)
12/31/16	(39,337,299)
$(401,531,257)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Strategic Growth Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$1,377,328	$1,460,223
Service Class	340,735	312,695
Total	$1,718,063	$1,772,918

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% annually of average daily net assets for the Initial Class shares and 1.07% annually of average daily net assets for the Service Class shares. This written agreement will continue until June 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $81,437 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0447% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC,

15

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,768 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $38,560,956 and $55,842,049, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	538,604	$3,983,628	286,691	$2,363,737
Service Class	175,709	1,258,714	690,767	5,621,814
	714,313	$5,242,342	977,458	$7,985,551
Shares issued to shareholders in reinvestment of distributions
Initial Class	183,889	$1,377,328	127,419	$1,460,223
Service Class	45,736	340,735	27,502	312,695
	229,625	$1,718,063	154,921	$1,772,918
Shares reacquired
Initial Class	(2,267,937)	$(16,322,121)	(6,893,149)	$(69,151,636)
Service Class	(1,125,491)	(8,234,801)	(2,785,503)	(27,141,071)
	(3,393,428)	$(24,556,922)	(9,678,652)	$(96,292,707)
Net change
Initial Class	(1,545,444)	$(10,961,165)	(6,479,039)	$(65,327,676)
Service Class	(904,046)	(6,635,352)	(2,067,234)	(21,206,562)
	(2,449,490)	$(17,596,517)	(8,546,273)	$(86,534,238)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $1,138 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,901,808	21,559,163	(21,750,760)	2,710,211

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,102	$2,710,211

16

MFS Massachusetts Investors Growth Stock Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS® Mid Cap Value Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
MVS-SEM

MFS® MID CAP VALUE PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Allied World Assurance Co. Holdings Ltd.	2.3%
NVR, Inc.	2.0%
Aspen Insurance Holdings Ltd.	1.9%
J.M. Smucker Co.	1.7%
Northeast Utilities	1.6%
Western Union Co.	1.5%
Questar Corp.	1.5%
Hasbro, Inc.	1.5%
PPG Industries, Inc.	1.5%
NRG Energy, Inc.	1.5%

Equity sectors
Financial Services	20.2%
Utilities & Communications	15.7%
Basic Materials	8.1%
Technology	8.0%
Consumer Staples	7.4%
Industrial Goods & Services	6.8%
Health Care	6.6%
Leisure	6.1%
Energy	5.7%
Autos & Housing	4.9%
Retailing	3.9%
Special Products & Services	3.5%
Transportation	1.4%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.00%	$1,000.00	$1,084.29	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$1,082.77	$6.46
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 1.5%
Goodrich Corp.	1,660	$82,950
Precision Castparts Corp.	1,120	81,794

		$164,744

Airlines – 0.3%
UAL Corp. (a)	8,596	$27,421

Automotive – 0.9%
Ford Motor Co. (a)	5,850	$35,509
Johnson Controls, Inc.	2,670	57,992

		$93,501

Biotechnology – 0.5%
Genzyme Corp. (a)	950	$52,886

Broadcasting – 0.5%
Discovery Communications, Inc., “A” (a)	2,510	$56,601

Brokerage & Asset Managers – 2.9%
Affiliated Managers Group, Inc. (a)	570	$33,168
Deutsche Boerse AG	800	62,040
Interactive Brokers Group, Inc. (a)	1,860	28,886
Invesco Ltd.	3,880	69,142
TD AMERITRADE Holding Corp. (a)	7,000	122,780

		$316,016

Business Services – 2.2%
Dun & Bradstreet Corp.	850	$69,028
Western Union Co.	10,200	167,280

		$236,308

Chemicals – 2.3%
Celanese Corp.	3,870	$91,912
PPG Industries, Inc.	3,660	160,674

		$252,586

Computer Software – 3.0%
Autodesk, Inc. (a)	3,990	$75,730
MicroStrategy, Inc., “A” (a)	3,050	153,171
MSC.Software Corp. (a)	4,147	27,619
Parametric Technology Corp. (a)	1,850	21,626
VeriSign, Inc. (a)	2,640	48,787

		$326,933

Construction – 4.0%
Black & Decker Corp.	2,300	$65,918
NVR, Inc. (a)	430	216,028
Sherwin-Williams Co.	2,430	130,613
Toll Brothers, Inc. (a)	1,390	23,588

		$436,147

Consumer Goods & Services – 3.8%
Alberto-Culver Co.	2,410	$61,286
Avon Products, Inc.	3,152	81,259
Chattem, Inc. (a)	490	33,369
Clorox Co.	1,670	93,236
H&R Block, Inc.	7,440	128,191

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – continued
Monster Worldwide, Inc. (a)	1,300	$15,353

		$412,694

Containers – 1.9%
Ball Corp.	1,400	$63,224
Crown Holdings, Inc. (a)	1,280	30,899
Owens-Illinois, Inc. (a)	4,180	117,082

		$211,205

Electrical Equipment – 2.3%
AMETEK, Inc.	1,600	$55,328
Rockwell Automation, Inc.	3,700	118,844
W.W. Grainger, Inc.	950	77,786

		$251,958

Electronics – 3.6%
Agilent Technologies, Inc. (a)	7,650	$155,371
ASML Holding N.V.	1,580	34,207
Flextronics International Ltd. (a)	11,660	47,923
Linear Technology Corp.	1,020	23,817
National Semiconductor Corp.	10,160	127,508

		$388,826

Energy – Independent – 3.8%
CONSOL Energy, Inc.	1,190	$40,412
Denbury Resources, Inc. (a)	1,480	21,800
Foundation Coal Holdings, Inc.	790	22,207
Noble Energy, Inc.	2,250	132,682
Plains Exploration & Production Co. (a)	3,990	109,166
Ultra Petroleum Corp. (a)	2,350	91,650

		$417,917

Engineering – Construction – 0.3%
MasTec, Inc. (a)	3,170	$37,152

Food & Beverages – 4.2%
Hain Celestial Group, Inc. (a)	1,450	$22,635
J.M. Smucker Co.	3,700	180,042
McCormick & Co., Inc.	2,670	86,855
Mead Johnson Nutrition Co., “A”	2,820	89,591
Pepsi Bottling Group, Inc.	2,260	76,478

		$455,601

Food & Drug Stores – 0.5%
SUPERVALU, Inc.	4,280	$55,426

Gaming & Lodging – 1.6%
InterContinental Hotels Group PLC	5,351	$54,846
Penn National Gaming, Inc. (a)	570	16,593
Royal Caribbean Cruises Ltd.	2,950	39,943
Starwood Hotels & Resorts Worldwide, Inc.	2,700	59,940

		$171,322

General Merchandise – 0.7%
Macy’s, Inc.	6,600	$77,616

4

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 8.6%
Allied World Assurance Co. Holdings Ltd.	6,030	$246,205
Aon Corp.	2,360	89,373
Aspen Insurance Holdings Ltd.	9,310	207,985
Employers Holdings, Inc.	9,850	133,468
Endurance Specialty Holdings Ltd.	4,170	122,181
Lincoln National Corp.	3,360	57,826
Prudential Financial, Inc.	2,240	83,373

		$940,411

Leisure & Toys – 2.2%
Electronic Arts, Inc. (a)	3,820	$82,970
Hasbro, Inc.	6,660	161,438

		$244,408

Machinery & Tools – 1.7%
AGCO Corp. (a)	1,110	$32,268
Eaton Corp.	2,250	100,373
Kennametal, Inc.	2,600	49,868

		$182,509

Major Banks – 1.4%
Regions Financial Corp.	26,290	$106,212
State Street Corp.	1,030	48,616

		$154,828

Medical & Health Technology & Services – 1.9%
DaVita, Inc. (a)	960	$47,482
Laboratory Corp. of America Holdings (a)	770	52,198
LifePoint Hospitals, Inc. (a)	1,790	46,987
VCA Antech, Inc. (a)	2,240	59,808

		$206,475

Medical Equipment – 4.2%
Covidien PLC	1,900	$71,136
DENTSPLY International, Inc.	4,780	145,886
Smith & Nephew PLC	10,656	78,803
Waters Corp. (a)	3,030	155,954

		$451,779

Metals & Mining – 1.2%
Cliffs Natural Resources, Inc.	3,530	$86,379
Nucor Corp.	930	41,320

		$127,699

Natural Gas – Distribution – 4.6%
AGL Resources, Inc.	1,860	$59,148
EQT Corp.	2,370	82,737
New Jersey Resources Corp.	830	30,743
Questar Corp.	5,240	162,754
Sempra Energy	2,170	107,697
Spectra Energy Corp.	3,330	56,344

		$499,423

Natural Gas – Pipeline – 0.7%
Williams Cos., Inc.	4,940	$77,113

Network & Telecom – 0.7%
Ciena Corp. (a)	6,900	$71,415

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 1.9%
Exterran Holdings, Inc. (a)	3,700	$59,348
Noble Corp.	2,930	88,632
Smith International, Inc.	2,080	53,560

		$201,540

Other Banks & Diversified Financials – 3.3%
City National Corp.	1,500	$55,245
Discover Financial Services	5,330	54,739
NewAlliance Bancshares, Inc.	4,470	51,405
People’s United Financial, Inc.	5,970	89,789
SVB Financial Group (a)	2,840	77,305
TCF Financial Corp.	2,030	27,141

		$355,624

Personal Computers & Peripherals – 0.7%
NetApp, Inc. (a)	3,970	$78,288

Pollution Control – 1.0%
Republic Services, Inc.	4,654	$113,604

Railroad & Shipping – 0.3%
Norfolk Southern Corp.	950	$35,787

Real Estate – 4.0%
Annaly Mortgage Management, Inc., REIT	7,350	$111,279
Host Hotels & Resorts, Inc., REIT	9,160	76,852
Jones Lang LaSalle, Inc.	1,680	54,986
Kilroy Realty Corp., REIT	4,120	84,625
Mack-Cali Realty Corp., REIT	4,720	107,616

		$435,358

Restaurants – 1.8%
Darden Restaurants, Inc.	4,670	$154,017
Wendy’s/Arby’s Group, Inc., “A”	11,730	46,920

		$200,937

Specialty Chemicals – 2.7%
Air Products & Chemicals, Inc.	2,310	$149,203
Airgas, Inc.	1,450	58,769
FMC Corp.	1,020	48,246
RPM International, Inc.	2,490	34,960

		$291,178

Specialty Stores – 2.7%
Abercrombie & Fitch Co., “A”	1,590	$40,370
Advance Auto Parts, Inc.	990	41,075
Nordstrom, Inc.	2,080	41,371
PetSmart, Inc.	5,060	108,588
Tiffany & Co.	2,310	58,582

		$289,986

Telecommunications – Wireless – 1.0%
Cellcom Israel Ltd.	1,980	$52,609
NTELOS Holdings Corp.	2,890	53,234

		$105,843

Telephone Services – 2.5%
Embarq Corp.	1,355	$56,991
Frontier Communications Corp.	9,210	65,759

5

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – continued
Virgin Media, Inc.	7,320	$68,442
Windstream Corp.	9,460	79,086

		$270,278

Tobacco – 0.7%
Lorillard, Inc.	1,140	$77,258

Trucking – 0.8%
J.B. Hunt Transport Services, Inc.	1,130	$34,499
TNT N.V.	2,700	52,441

		$86,940

Utilities – Electric Power – 6.9%
AES Corp. (a)	5,410	$62,810
Allegheny Energy, Inc.	2,350	60,278
CMS Energy Corp.	11,950	144,356
DPL, Inc.	2,170	50,279
DTE Energy Co.	3,170	101,440
Northeast Utilities	7,650	170,672
NRG Energy, Inc. (a)	6,180	160,433

		$750,268

Total Common Stocks (Identified Cost, $10,644,783)		$10,691,809

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	123,082	$123,082

Total Investments (Identified Cost, $10,767,865)		$10,814,891

OTHER ASSETS, LESS LIABILITIES – 0.6%		67,741

Net Assets – 100.0%		$10,882,632

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $10,644,783)	$10,691,809
Underlying funds, at cost and value	123,082
Total investments, at value (identified cost, $10,767,865)	$10,814,891
Receivables for
Investments sold	$156,164
Interest and dividends	19,215
Receivable from investment adviser	6,310
Other assets	505
Total assets		$10,997,085
Liabilities
Payables for
Investments purchased	$61,332
Fund shares reacquired	11,371
Payable to affiliates
Management fee	448
Distribution and/or service fees	148
Administrative services fee	55
Payable for trustees’ compensation	348
Accrued expenses and other liabilities	40,751
Total liabilities		$114,453
Net assets		$10,882,632
Net assets consist of
Paid-in capital	$17,175,734
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	47,031
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,405,587)
Undistributed net investment income	65,454
Net assets		$10,882,632
Shares of beneficial interest outstanding		1,817,314

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$122,379	20,263	$6.04
Service Class	10,760,253	1,797,051	5.99

See Notes to Financial Statements

7

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$132,436
Interest	39
Dividends from underlying funds	253
Foreign taxes withheld	(1,141)
Total investment income		$131,587
Expenses
Management fee	$39,570
Distribution and/or service fees	13,114
Administrative services fee	4,959
Trustees’ compensation	1,005
Custodian fee	6,035
Shareholder communications	6,066
Auditing fees	23,215
Legal fees	3,797
Miscellaneous	4,185
Total expenses		$101,946
Reduction of expenses by investment adviser	(35,914)
Net expenses		$66,032
Net investment income		$65,555
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$76,104
Foreign currency transactions	232
Net realized gain (loss) on investments and foreign currency transactions		$76,336
Change in unrealized appreciation (depreciation)
Investments	$765,732
Translation of assets and liabilities in foreign currencies	(8)
Net unrealized gain (loss) on investments and foreign currency translation		$765,724
Net realized and unrealized gain (loss) on investments and foreign currency		$842,060
Change in net assets from operations		$907,615

See Notes to Financial Statements

8

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$65,555	$140,622
Net realized gain (loss) on investments and foreign currency transactions	76,336	(6,032,434)
Net unrealized gain (loss) on investments and foreign currency translation	765,724	(2,127,548)
Change in net assets from operations	$907,615	$(8,019,360)
Distributions declared to shareholders
From net investment income	$(132,383)	$(191,697)
From net realized gain on investments	—	(2,409,047)
Total distributions declared to shareholders	$(132,383)	$(2,600,744)
Change in net assets from fund share transactions	$(1,293,970)	$(388,550)
Total change in net assets	$(518,738)	$(11,008,654)
Net assets
At beginning of period	11,401,370	22,410,024
At end of period (including undistributed net investment income of $65,454 and $132,282, respectively)	$10,882,632	$11,401,370

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years, Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$5.66		$11.25	$11.54	$11.73	$12.46	$10.46
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10	$0.12	$0.09	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		(4.23)	0.14	1.16	0.70	2.25
Total from investment operations	$0.47		$(4.13)	$0.26	$1.25	$0.74	$2.26
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.14)	$(0.09)	$—	$—	$(0.01)
From net realized gain on investments	—		(1.32)	(0.46)	(1.44)	(1.47)	(0.25)
Total distributions declared to shareholders	$(0.09)		$(1.46)	$(0.55)	$(1.44)	$(1.47)	$(0.26)
Net asset value, end of period	$6.04		$5.66	$11.25	$11.54	$11.73	$12.46
Total return (%) (k)(r)(s)	8.43	(n)	(42.16)	1.84	11.30	7.63	22.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.39	1.13	1.10	1.11	1.10
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income	1.49	(a)	1.13	0.98	0.81	0.31	0.10
Portfolio turnover	60		94	63	110	142	147
Net assets at end of period (000 Omitted)	$122		$20	$35	$34	$31	$29

See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$5.60		$11.14	$11.43	$11.66	$12.42	$10.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.07	$0.09	$0.06	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		(4.18)	0.14	1.15	0.70	2.25
Total from investment operations	$0.46		$(4.11)	$0.23	$1.21	$0.71	$2.23
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.11)	$(0.06)	$—	$—	$(0.00	)(w)
From net realized gain on investments	—		(1.32)	(0.46)	(1.44)	(1.47)	(0.25)
Total distributions declared to shareholders	$(0.07)		$(1.43)	$(0.52)	$(1.44)	$(1.47)	$(0.25)
Net asset value, end of period	$5.99		$5.60	$11.14	$11.43	$11.66	$12.42
Total return (%) (k)(r)(s)	8.28	(n)	(42.32)	1.61	11.01	7.40	21.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.62	1.37	1.34	1.36	1.35
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)	1.24	(a)	0.84	0.77	0.55	0.06	(0.15)
Portfolio turnover	60		94	63	110	142	147
Net assets at end of period (000 Omitted)	$10,760		$11,381	$22,375	$24,951	$25,993	$24,479

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Non Annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,691,809	$—	$—	$10,691,809
Mutual Funds	123,082	—	—	123,082
Total Investments	$10,814,891	$—	$—	$10,814,891

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives

13

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will

14

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$1,041,898
Long-term capital gain	1,558,846
Total distributions	$2,600,744

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$11,025,560
Gross appreciation	959,861
Gross depreciation	(1,170,530)
Net unrealized appreciation (depreciation)	$(210,669)

As of 12/31/08
Undistributed ordinary income	132,282
Capital loss carryforwards	(6,208,328)
Other temporary differences	(15,887)
Net unrealized appreciation (depreciation)	(976,401)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(6,208,328)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$1,782	$435	$—	$4,128
Service Class	130,601	191,262	—	2,404,919
Total	$132,383	$191,697	$—	$2,409,047

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.00% annually of average daily net assets for the Initial Class shares and 1.25% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

months ended June 30, 2009, this reduction amounted to $35,914 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0939% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $95 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $6,212,081 and $7,546,197, respectively.

16

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	16,354	$80,787	—	$—
Service Class	138,033	657,294	363,512	2,210,771
	154,387	$738,081	363,512	$2,210,771
Shares issued to shareholders in reinvestment of distributions
Initial Class	320	$1,782	467	$4,563
Service Class	23,660	130,601	268,200	2,596,181
	23,980	$132,383	268,667	$2,600,744
Shares reacquired
Initial Class	—	$—	—	$—
Service Class	(397,516)	(2,164,434)	(607,825)	(5,200,065)
	(397,516)	$(2,164,434)	(607,825)	$(5,200,065)
Net change
Initial Class	16,674	$82,569	467	$4,563
Service Class	(235,823)	(1,376,539)	23,887	(393,113)
	(219,149)	$(1,293,970)	24,354	$(388,550)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $62 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,837,168	(2,714,086)	123,082

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$253	$123,082

17

MFS Mid Cap Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS® INVESTMENT MANAGEMENT

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
NWD-SEM

MFS® NEW DISCOVERY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS New Discovery Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Mindray Medical International Ltd., ADR	1.7%
NVR, Inc.	1.6%
Team, Inc.	1.6%
ARM Holdings PLC	1.5%
IDEXX Laboratories, Inc.	1.5%
Silicon Laboratories, Inc.	1.5%
Quanta Services, Inc.	1.5%
Copart, Inc.	1.4%
International Game Technology	1.4%
MEMC Electronic Materials, Inc.	1.4%

Equity sectors
Technology	22.9%
Health Care	20.9%
Industrial Goods & Services	12.4%
Financial Services	7.8%
Special Products & Services	7.6%
Leisure	6.5%
Energy	5.6%
Retailing	4.5%
Transportation	3.5%
Basic Materials	2.5%
Autos & Housing	2.4%
Consumer Staples	2.3%
Utilities & Communications	1.0%

(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.95%	$1,000.00	$1,249.70	$5.30
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$1,249.39	$6.69
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS New Discovery Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.9%
Airlines – 0.9%
Copa Holdings S.A., “A”	36,030	$1,470,745

Apparel Manufacturers – 0.4%
Stella International Holdings	450,500	$726,608

Biotechnology – 1.1%
Alkermes, Inc. (a)	53,170	$575,299
Luminex Corp. (a)	73,160	1,356,386

		$1,931,685

Brokerage & Asset Managers – 2.4%
BM&F Bovespa S.A.	222,200	$1,335,808
Bolsa Mexicana de Valores S.A. de C.V. (a)	466,200	426,610
IntercontinentalExchange, Inc. (a)	8,290	947,050
Thomas Weisel Partners Group (a)	70,910	426,878
TradeStation Group, Inc. (a)	107,710	911,227

		$4,047,573

Business Services – 5.3%
ATA, Inc., ADR (a)	55,000	$487,575
Cia Brasileira De Meios (a)	16,680	143,434
Concur Technologies, Inc. (a)	63,470	1,972,648
Constant Contact, Inc. (a)	45,230	897,363
Copart, Inc. (a)	68,530	2,375,935
CoStar Group, Inc. (a)	40,480	1,613,938
Kroton Educacional S.A., IEU	29,100	196,030
LogMeIn, Inc. (a)	19,040	304,640
Ultimate Software Group, Inc. (a)	41,910	1,015,898

		$9,007,461

Computer Software – 4.7%
ANSYS, Inc. (a)	39,360	$1,226,458
Blackboard, Inc. (a)	54,010	1,558,729
CommVault Systems, Inc. (a)	91,960	1,524,697
NetSuite, Inc. (a)	20,530	242,459
Salesforce.com, Inc. (a)	42,080	1,606,194
SolarWinds, Inc. (a)	45,530	750,790
SPSS, Inc. (a)	32,450	1,082,856

		$7,992,183

Computer Software – Systems – 1.7%
MICROS Systems, Inc. (a)	69,450	$1,758,474
PROS Holdings, Inc. (a)	131,840	1,070,541

		$2,829,015

Construction – 2.4%
MYR Group, Inc. (a)	45,360	$917,179
NVR, Inc. (a)	5,520	2,773,193
Urbi Desarrollos Urbanos S.A. de C.V. (a)	235,540	358,455

		$4,048,827

Consumer Goods & Services – 3.0%
Capella Education Co. (a)	19,260	$1,154,637
Dabur India Ltd.	156,120	409,650
Hengan International Group Co. Ltd.	142,000	663,088
Monster Worldwide, Inc. (a)	90,490	1,068,687

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – continued
Natura Cosmeticos S.A.	45,700	$603,114
Strayer Education, Inc.	5,620	1,225,778

		$5,124,954

Electrical Equipment – 2.6%
Acuity Brands, Inc.	28,310	$794,095
Baldor Electric Co.	34,090	811,001
Mettler-Toledo International, Inc. (a)	14,420	1,112,503
Sunpower Corp., “A” (a)(l)	40,430	1,077,055
Yingli Green Energy Holding Co. Ltd., ADR (a)	46,670	632,377

		$4,427,031

Electronics – 6.9%
ARM Holdings PLC	1,317,940	$2,596,508
Hittite Microwave Corp. (a)	57,190	1,987,352
MEMC Electronic Materials, Inc. (a)	133,320	2,374,429
NetLogic Microsystems, Inc. (a)	40,740	1,485,380
Silicon Laboratories, Inc. (a)	66,030	2,505,178
Stratasys, Inc. (a)	61,940	680,721

		$11,629,568

Energy – Independent – 4.0%
Arena Resources, Inc. (a)	36,760	$1,170,806
Continental Resources, Inc. (a)	41,540	1,152,735
Denbury Resources, Inc. (a)	71,660	1,055,552
EXCO Resources, Inc. (a)	104,820	1,354,274
Petrohawk Energy Corp. (a)	44,460	991,458
Ultra Petroleum Corp. (a)	28,450	1,109,550

		$6,834,375

Engineering – Construction – 4.3%
North American Energy Partners, Inc. (a)	335,990	$2,046,179
Quanta Services, Inc. (a)	108,014	2,498,364
Team, Inc. (a)	169,550	2,656,848

		$7,201,391

Entertainment – 0.6%
TiVo, Inc. (a)	103,110	$1,080,593

Food & Beverages – 1.3%
Hain Celestial Group, Inc. (a)	62,480	$975,313
Mead Johnson Nutrition Co., “A”	37,830	1,201,859

		$2,177,172

Forest & Paper Products – 0.7%
Universal Forest Products, Inc.	35,360	$1,170,062

Gaming & Lodging – 2.8%
Genting Berhad	283,000	$452,974
International Game Technology	149,360	2,374,824
Orient-Express Hotels Ltd., “A”	216,870	1,841,226

		$4,669,024

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	25,700	$381,795

4

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 0.8%
PICO Holdings, Inc. (a)	46,010	$1,320,487

Internet – 5.8%
Dealertrack Holdings, Inc. (a)	126,130	$2,144,210
Omniture, Inc. (a)	182,990	2,298,354
Overstock.com, Inc. (a)	47,620	569,535
Rackspace Hosting, Inc. (a)	116,150	1,609,839
TechTarget, Inc. (a)	293,960	1,175,840
Vocus, Inc. (a)	99,520	1,966,515

		$9,764,293

Machinery & Tools – 5.0%
Actuant Corp., “A”	84,550	$1,031,510
Albany International Corp.	54,910	624,876
Colfax Corp. (a)	194,240	1,499,533
Kennametal, Inc.	84,610	1,622,820
Polypore International, Inc. (a)	143,940	1,600,613
Ritchie Bros. Auctioneers, Inc. (l)	43,790	1,026,875
Titan Machinery, Inc. (a)	82,380	1,045,402

		$8,451,629

Medical & Health Technology & Services – 9.9%
athenahealth, Inc. (a)	45,620	$1,688,396
Diagnosticos da America S.A. (a)	83,900	1,472,906
Genoptix, Inc. (a)	24,540	785,035
Healthcare Services Group, Inc.	42,945	767,857
IDEXX Laboratories, Inc. (a)(l)	55,276	2,553,751
IPC The Hospitalist Co., Inc. (a)	65,640	1,751,932
LCA-Vision, Inc. (a)	164,650	694,823
Medassets, Inc. (a)	109,260	2,125,107
Medidata Solutions, Inc. (a)	45,410	743,816
MEDNAX, Inc. (a)	44,560	1,877,313
MWI Veterinary Supply, Inc. (a)	65,060	2,267,992

		$16,728,928

Medical Equipment – 8.9%
AtriCure, Inc. (a)	43,270	$151,445
Conceptus, Inc. (a)	95,290	1,610,401
DENTSPLY International, Inc.	60,580	1,848,902
Dexcom, Inc. (a)	258,290	1,598,815
Edwards Lifesciences Corp. (a)	12,030	818,401
Intuitive Surgical, Inc. (a)	5,430	888,674
Mindray Medical International Ltd., ADR	102,860	2,871,851
NxStage Medical, Inc. (a)	383,630	2,263,417
ResMed, Inc. (a)	49,640	2,021,837
Thoratec Corp. (a)	32,910	881,330

		$14,955,073

Metals & Mining – 1.8%
Cameco Corp.	51,780	$1,325,568
Century Aluminum Co. (a)	103,360	643,933
Cliffs Natural Resources, Inc.	42,520	1,040,464

		$3,009,965

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 2.5%
Ciena Corp. (a)	208,520	$2,158,182
NICE Systems Ltd., ADR (a)	35,690	823,368
Polycom, Inc. (a)	60,490	1,226,132

		$4,207,682

Oil Services – 1.6%
Cal Dive International, Inc. (a)	78,790	$679,958
Dresser-Rand Group, Inc. (a)	62,480	1,630,728
Natural Gas Services Group, Inc. (a)	27,130	360,829

		$2,671,515

Other Banks & Diversified Financials – 3.4%
City National Corp.	37,450	$1,379,284
People’s United Financial, Inc.	91,370	1,374,205
Redecard S.A.	31,000	476,984
Signature Bank (a)	53,130	1,440,886
SVB Financial Group (a)	39,260	1,068,657

		$5,740,016

Personal Computers & Peripherals – 1.3%
Nuance Communications, Inc. (a)	178,745	$2,161,027

Pharmaceuticals – 0.8%
Cadence Pharmaceuticals, Inc. (a)	43,480	$434,365
Genomma Lab Internacional S.A., “B” (a)	442,800	396,791
Inspire Pharmaceuticals, Inc. (a)	89,030	495,007

		$1,326,163

Pollution Control – 0.5%
Duoyuan Global Water, Inc., ADR (a)	34,070	$827,220

Printing & Publishing – 2.0%
MSCI, Inc., “A” (a)	88,590	$2,165,140
VistaPrint Ltd. (a)	29,310	1,250,071

		$3,415,211

Railroad & Shipping – 0.3%
Diana Shipping, Inc.	40,910	$544,921

Real Estate – 1.2%
Jones Lang LaSalle, Inc.	62,230	$2,036,788

Restaurants – 1.1%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	232,830	$1,771,836

Special Products & Services – 0.3%
Asian Paints Ltd.	20,400	$505,816

Specialty Stores – 4.1%
Abercrombie & Fitch Co., “A”	20,310	$515,671
Ctrip.com International Ltd., ADR (a)	34,930	1,617,259
Dufry South America Ltd., BDR	55,730	696,518
hhgregg, Inc. (a)	33,720	511,195
Lumber Liquidators, Inc. (a)	72,330	1,139,921
Monro Muffler Brake, Inc.	13,745	353,384
Tiffany & Co.	17,270	437,967
Zumiez, Inc. (a)	214,460	1,717,825

		$6,989,740

5

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 2.3%
J.B. Hunt Transport Services, Inc.			26,030	$794,696
Landstar System, Inc.			51,570	1,851,879
Old Dominion Freight Lines, Inc. (a)			34,610	1,161,858

				$3,808,433

Utilities – Electric Power – 1.0%
ITC Holdings Corp.			36,860	$1,671,970

Total Common Stocks (Identified Cost, $167,037,924)				$168,658,775

	Strike Price	First Exercise
WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $70,840) (a)(z)	$ 6.57	5/08/07	50,440	$1,174

RIGHTS – 0.0%
Business Services – 0.0%
Kroton Educacional S.A. (1 share for 1 right) (Identified Cost, $0)	BRL 12.53	7/27/09	29,567	$8,450

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	81,617	$81,617

COLLATERAL FOR SECURITIES LOANED – 1.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	2,164,763	$2,164,763

Total Investments (Identified Cost, $169,355,144)		$170,914,779

OTHER ASSETS, LESS LIABILITIES – (1.2)%		(2,060,196)

Net Assets – 100.0%		$168,854,583

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$70,840	$1,174
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

BDR	Brazilian Depository Receipt

IEU	International Equity Unit

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

See Notes to Financial Statements

6

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $169,273,527)	$170,833,162
Underlying funds, at cost and value	81,617
Total investments, at value, including $2,116,418 of securities on loan (identified cost, $169,355,144)	$170,914,779
Foreign currency, at value (identified cost, $5,780)	$5,861
Receivables for
Investments sold	1,300,284
Fund shares sold	23,128
Interest and dividends	39,939
Receivable from investment adviser	15,932
Other assets	4,126
Total assets		$172,304,049
Liabilities
Payables for
Investments purchased	$1,060,587
Fund shares reacquired	82,335
Collateral for securities loaned, at value	2,164,763
Payable to affiliates
Management fee	8,369
Distribution and/or service fees	1,419
Administrative services fee	428
Payable for trustees’ compensation	5,157
Accrued expenses and other liabilities	126,408
Total liabilities		$3,449,466
Net assets		$168,854,583
Net assets consist of
Paid-in capital	$246,646,978
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $10,408 deferred country tax)	1,550,314
Accumulated net realized gain (loss) on investments and foreign currency transactions	(78,830,265)
Accumulated net investment loss	(512,444)
Net assets		$168,854,583
Shares of beneficial interest outstanding		16,375,056

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$65,785,207	6,289,039	$10.46
Service Class	103,069,376	10,086,017	10.22

See Notes to Financial Statements

7

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment loss
Income
Dividends	$373,444
Interest	12,050
Dividends from underlying funds	387
Foreign taxes withheld	(8,711)
Total investment income		$377,170
Expenses
Management fee	$721,517
Distribution and/or service fees	126,535
Administrative services fee	35,672
Trustees’ compensation	14,713
Custodian fee	28,436
Shareholder communications	23,981
Auditing fees	21,859
Legal fees	3,797
Miscellaneous	11,564
Total expenses		$988,074
Reduction of expenses by investment adviser	(98,460)
Net expenses		$889,614
Net investment loss		$(512,444)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $104 country tax)	$(7,040,535)
Foreign currency transactions	(3,890)
Net realized gain (loss) on investments and foreign currency transactions		$(7,044,425)
Change in unrealized appreciation (depreciation)
Investments (net of $10,408 deferred country tax)	$45,743,670
Translation of assets and liabilities in foreign currencies	1,077
Net unrealized gain (loss) on investments and foreign currency translation		$45,744,747
Net realized and unrealized gain (loss) on investments and foreign currency		$38,700,322
Change in net assets from operations		$38,187,878

See Notes to Financial Statements

8

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment loss	$(512,444)	$(1,047,389)
Net realized gain (loss) on investments and foreign currency transactions	(7,044,425)	(64,800,853)
Net unrealized gain (loss) on investments and foreign currency translation	45,744,747	(40,366,188)
Change in net assets from operations	$38,187,878	$(106,214,430)
Distributions declared to shareholders
From net realized gain on investments	$—	$(45,004,029)
Change in net assets from fund share transactions	$(34,131,046)	$(528,514)
Total change in net assets	$4,056,832	$(151,746,973)
Net assets
At beginning of period	164,797,751	316,544,724
At end of period (including accumulated net investment loss of $512,444 and $0, respectively)	$168,854,583	$164,797,751

See Notes to Financial Statements

9

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.37		$16.24	$16.24	$14.35	$13.64	$12.69
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.08)	$(0.09)	$(0.07)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	2.11		(5.42)	0.52	1.98	0.78	1.03
Total from investment operations	$2.09		$(5.46)	$0.44	$1.89	$0.71	$0.95
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.41)	$(0.44)	$—	$—	$—
Net asset value, end of period	$10.46		$8.37	$16.24	$16.24	$14.35	$13.64
Total return (%) (k)(r)(s)	24.97	(n)	(39.57)	2.56	13.17	5.21	7.49 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.02	1.00	1.00	1.00	0.99
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.98	N/A	N/A
Net investment loss	(0.48	)(a)	(0.28)	(0.45)	(0.60)	(0.56)	(0.65)
Portfolio turnover	75		127	95	107	127	139
Net assets at end of period (000 Omitted)	$65,785		$59,861	$130,029	$163,825	$176,958	$209,503

See Notes to Financial Statements

10

MFS New Discovery Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.18		$15.97	$16.02	$14.19	$13.52	$12.61
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.07)	$(0.12)	$(0.13)	$(0.11)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	2.07		(5.31)	0.51	1.96	0.78	1.02
Total from investment operations	$2.04		$(5.38)	$0.39	$1.83	$0.67	$0.91
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.41)	$(0.44)	$—	$—	$—
Net asset value, end of period	$10.22		$8.18	$15.97	$16.02	$14.19	$13.52
Total return (%) (k)(r)(s)	24.94	(n)	(39.76)	2.28	12.90	4.96	7.22 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.27	1.25	1.26	1.26	1.24
Expenses after expense reductions (f)	1.20	(a)	1.20	1.20	1.23	N/A	N/A
Net investment loss	(0.73	)(a)	(0.54)	(0.70)	(0.84)	(0.81)	(0.89)
Portfolio turnover	75		127	95	107	127	139
Net assets at end of period (000 Omitted)	$103,069		$104,937	$186,516	$181,468	$131,180	$104,256

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS New Discovery Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$167,542,713	$1,125,686	$—	$168,668,399
Mutual Funds	2,246,380	—	—	2,246,380
Total Investments	$169,789,093	$1,125,686	$—	$170,914,779

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives

13

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

14

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$12,386,029
Long-term capital gain	32,618,000
Total distributions	$45,004,029

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$189,288,173
Gross appreciation	15,928,425
Gross depreciation	(34,301,819)
Net unrealized appreciation (depreciation)	$(18,373,394)

As of 12/31/08
Capital loss carryforwards	(51,844,153)
Other temporary differences	(8,647)
Net unrealized appreciation (depreciation)	(64,127,473)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(51,844,153)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$—	$17,250,961
Service Class	—	27,753,068
Total	$—	$45,004,029

15

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% annually of the average daily net assets for the Initial Class shares and 1.20% annually of the average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $98,460 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0444% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,427 and are included in miscellaneous expense on the Statement of Operations.

16

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $120,956,834 and $154,365,077, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	232,572	$1,885,648	680,507	$6,730,272
Service Class	220,027	1,616,361	2,767,379	26,015,964
	452,599	$3,502,009	3,447,886	$32,746,236
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,235,742	$17,250,961
Service Class	—	—	2,028,733	27,753,068
	—	$—	3,264,475	$45,004,029
Shares reacquired
Initial Class	(1,099,479)	$(9,979,883)	(2,767,391)	$(34,988,647)
Service Class	(2,959,089)	(27,653,172)	(3,647,151)	(43,290,132)
	(4,058,568)	$(37,633,055)	(6,414,542)	$(78,278,779)
Net change
Initial Class	(866,907)	$(8,094,235)	(851,142)	$(11,007,414)
Service Class	(2,739,062)	(26,036,811)	1,148,961	10,478,900
	(3,605,969)	$(34,131,046)	297,819	$(528,514)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $933 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	15,526,466	(15,444,849)	81,617

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$387	$81,617

17

MFS New Discovery Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® Growth Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
EGS-SEM

MFS® GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.7%
Google, Inc., “A”	3.5%
Cisco Systems, Inc.	2.7%
Hewlett-Packard Co.	2.6%
Danaher Corp.	2.4%
Express Scripts, Inc.	1.7%
Adobe Systems, Inc.	1.6%
Transocean, Inc.	1.6%
Visa, Inc., “A”	1.5%
Philip Morris International, Inc.	1.5%

Equity sectors
Technology	24.8%
Health Care	16.5%
Energy	8.8%
Retailing	7.5%
Leisure	7.1%
Special Products & Services	6.4%
Consumer Staples	5.8%
Financial Services	5.6%
Industrial Goods & Services	5.2%
Basic Materials	4.8%
Utilities & Communications	2.8%
Transportation	1.9%
Autos & Housing	0.3%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.92%	$1,000.00	$1,111.35	$4.82
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,109.82	$6.12
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.5%
Aerospace – 1.4%
Goodrich Corp.	15,530	$776,028
Lockheed Martin Corp.	15,650	1,262,173

		$2,038,201

Alcoholic Beverages – 0.3%
Molson Coors Brewing Co.	10,360	$438,539

Apparel Manufacturers – 0.9%
Coach, Inc.	29,020	$780,058
NIKE, Inc., “B”	9,750	504,855

		$1,284,913

Biotechnology – 3.3%
Celgene Corp. (a)	24,270	$1,161,077
Genzyme Corp. (a)	34,340	1,911,708
Gilead Sciences, Inc. (a)	37,590	1,760,716

		$4,833,501

Broadcasting – 0.3%
Discovery Communications, Inc., “A” (a)	16,570	$373,654

Brokerage & Asset Managers – 3.2%
Affiliated Managers Group, Inc. (a)	5,860	$340,993
BM&F Bovespa S.A.	104,800	630,030
Charles Schwab Corp.	32,070	562,508
CME Group, Inc.	6,840	2,127,992
IntercontinentalExchange, Inc. (a)	8,160	932,198

		$4,593,721

Business Services – 4.1%
Cia Brasileira De Meios (a)	18,780	$161,492
Cognizant Technology Solutions Corp., “A” (a)	46,740	1,247,958
MasterCard, Inc., “A”	8,580	1,435,520
Visa, Inc., “A”	35,790	2,228,285
Western Union Co.	53,450	876,580

		$5,949,835

Cable TV – 0.5%
DIRECTV Group, Inc. (a)	28,120	$694,845

Chemicals – 0.8%
Ecolab, Inc.	17,990	$701,430
Monsanto Co.	6,430	478,006

		$1,179,436

Computer Software – 5.1%
Adobe Systems, Inc. (a)	82,240	$2,327,392
Akamai Technologies, Inc. (a)	31,580	605,704
Autodesk, Inc. (a)	32,150	610,207
Citrix Systems, Inc. (a)	47,130	1,502,976
Oracle Corp.	40,550	868,581
VeriSign, Inc. (a)	82,548	1,525,487

		$7,440,347

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 6.5%
Apple, Inc. (a)	37,440	$5,332,579
EMC Corp. (a)	29,190	382,389
Hewlett-Packard Co.	97,340	3,762,191

		$9,477,159

Construction – 0.3%
Sherwin-Williams Co.	7,830	$420,863

Consumer Goods & Services – 4.2%
Alibaba.com Corp. (a)(z)	268,500	$473,947
Capella Education Co. (a)	9,760	585,112
Colgate-Palmolive Co.	29,590	2,093,197
Monster Worldwide, Inc. (a)	26,480	312,729
priceline.com, Inc. (a)	7,130	795,352
Procter & Gamble Co.	14,450	738,395
Strayer Education, Inc.	5,420	1,182,156

		$6,180,888

Containers – 0.5%
Owens-Illinois, Inc. (a)	27,720	$776,437

Electrical Equipment – 3.3%
Danaher Corp.	55,710	$3,439,535
Rockwell Automation, Inc.	25,000	803,000
Tyco Electronics Ltd.	31,780	590,790

		$4,833,325

Electronics – 5.5%
ARM Holdings PLC	211,680	$417,036
First Solar, Inc. (a)	2,780	450,694
Flextronics International Ltd. (a)	197,570	812,013
Hittite Microwave Corp. (a)	17,400	604,650
Intel Corp.	89,750	1,485,363
Linear Technology Corp.	32,830	766,581
Marvell Technology Group Ltd. (a)	61,660	717,722
MEMC Electronic Materials, Inc. (a)	36,720	653,983
National Semiconductor Corp.	46,460	583,073
Samsung Electronics Co. Ltd.	3,336	1,544,978

		$8,036,093

Energy – Independent – 3.5%
Anadarko Petroleum Corp.	38,790	$1,760,678
Apache Corp.	12,900	930,735
Noble Energy, Inc.	21,310	1,256,651
Plains Exploration & Production Co. (a)	29,350	803,016
Ultra Petroleum Corp. (a)	10,080	393,120

		$5,144,200

Energy – Integrated – 2.3%
Chevron Corp.	20,090	$1,330,963
Hess Corp.	12,380	665,425
Petroleo Brasileiro S.A., ADR	32,650	1,337,997

		$3,334,385

4

MFS Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 0.5%
Fluor Corp.	14,180	$727,292

Entertainment – 2.7%
DreamWorks Animation, Inc., “A” (a)	75,020	$2,069,802
TiVo, Inc. (a)	173,940	1,822,891

		$3,892,693

Food & Beverages – 2.1%
Coca-Cola Co.	36,570	$1,754,994
PepsiCo, Inc.	22,410	1,231,654

		$2,986,648

Food & Drug Stores – 1.2%
CVS Caremark Corp.	24,300	$774,441
Walgreen Co.	34,790	1,022,826

		$1,797,267

Gaming & Lodging – 1.7%
Carnival Corp.	23,440	$604,049
International Game Technology	63,840	1,015,056
Penn National Gaming, Inc. (a)	12,190	354,851
Starwood Hotels & Resorts Worldwide, Inc.	19,980	443,556

		$2,417,512

General Merchandise – 2.0%
Kohl’s Corp. (a)	13,050	$557,888
Target Corp.	35,830	1,414,210
Wal-Mart Stores, Inc.	18,430	892,749

		$2,864,847

Health Maintenance Organizations – 0.4%
WellPoint, Inc. (a)	10,710	$545,032

Insurance – 0.4%
Berkshire Hathaway, Inc., “B” (a)	200	$579,146

Internet – 4.2%
Google, Inc., “A” (a)	12,040	$5,075,944
Omniture, Inc. (a)	23,160	290,890
Tencent Holdings Ltd.	61,000	711,924

		$6,078,758

Leisure & Toys – 1.4%
Electronic Arts, Inc. (a)	48,460	$1,052,551
THQ, Inc. (a)	128,740	921,778

		$1,974,329

Major Banks – 2.0%
Bank of America Corp.	45,930	$606,276
Goldman Sachs Group, Inc.	9,100	1,341,704
Morgan Stanley	18,380	524,014
State Street Corp.	9,100	429,520

		$2,901,514

Medical & Health Technology & Services – 4.1%
Express Scripts, Inc. (a)	36,440	$2,505,250
IDEXX Laboratories, Inc. (a)(l)	41,140	1,900,668

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – continued
Medco Health Solutions, Inc. (a)	35,790	$1,632,382

		$6,038,300

Medical Equipment – 4.4%
Baxter International, Inc.	15,100	$799,696
Becton, Dickinson & Co.	8,200	584,742
C.R. Bard, Inc.	9,710	722,910
Conceptus, Inc. (a)	79,950	1,351,155
DENTSPLY International, Inc.	17,030	519,756
Edwards Lifesciences Corp. (a)	7,140	485,734
St. Jude Medical, Inc. (a)	48,760	2,004,036

		$6,468,029

Metals & Mining – 1.1%
BHP Billiton Ltd., ADR	19,430	$1,063,404
Nucor Corp.	13,030	578,923

		$1,642,327

Network & Telecom – 3.5%
Cisco Systems, Inc. (a)	207,200	$3,862,208
Nokia Corp., ADR	56,130	818,375
Research in Motion Ltd. (a)	6,631	471,133

		$5,151,716

Oil Services – 3.0%
Halliburton Co.	36,140	$748,098
National Oilwell Varco, Inc. (a)	8,310	271,405
Noble Corp.	35,148	1,063,227
Transocean, Inc. (a)	30,830	2,290,361

		$4,373,091

Pharmaceuticals – 4.3%
Abbott Laboratories	42,480	$1,998,259
Schering-Plough Corp.	58,580	1,471,530
Teva Pharmaceutical Industries Ltd., ADR	31,460	1,552,236
Wyeth	25,900	1,175,601

		$6,197,626

Precious Metals & Minerals – 0.8%
Agnico-Eagle Mines Ltd.	8,520	$447,130
Goldcorp, Inc.	22,110	768,323

		$1,215,453

Printing & Publishing – 0.5%
MSCI, Inc., “A” (a)	29,920	$731,245

Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	9,500	$613,605
Praxair, Inc.	24,790	1,761,825

		$2,375,430

Specialty Stores – 3.4%
Abercrombie & Fitch Co., “A”	15,320	$388,975
Amazon.com, Inc. (a)	13,620	1,139,449
Ctrip.com International Ltd., ADR (a)	9,090	420,867
Home Depot, Inc.	21,320	503,792

5

MFS Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Nordstrom, Inc.	24,520	$487,703
PetSmart, Inc.	28,000	600,880
Staples, Inc.	45,810	923,988
TJX Cos., Inc.	16,400	515,944

		$4,981,598

Telecommunications – Wireless – 0.7%
America Movil S.A.B. de C.V., “L”, ADR	26,670	$1,032,662

Telephone Services – 1.6%
American Tower Corp., “A” (a)	54,815	$1,728,317
AT&T, Inc.	22,010	546,728

		$2,275,045

Tobacco – 1.5%
Philip Morris International, Inc.	49,550	$2,161,371

Trucking – 1.9%
Expeditors International of Washington, Inc.	24,240	$808,162
Landstar System, Inc.	36,160	1,298,506
Old Dominion Freight Lines, Inc. (a)	19,200	644,544

		$2,751,212

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 0.5%
FPL Group, Inc.	14,080	$800,589

Total Common Stocks (Identified Cost, $147,126,614)		$141,991,074

MONEY MARKET FUNDS (v) – 2.8%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	4,051,881	$4,051,881

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	945,000	$945,000

Total Investments (Identified Cost, $152,123,495)		$146,987,955

OTHER ASSETS, LESS LIABILITIES – (0.9)%		(1,308,803)

Net Assets – 100.0%		$145,679,152

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	5/05/09-5/07/09	$358,229	$473,947
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $148,071,614)	$142,936,074
Underlying funds, at cost and value	4,051,881
Total investments, at value, including $924,000 of securities on loan (identified cost, $152,123,495)	$146,987,955
Cash	$27,675
Receivables for
Investments sold	2,207,339
Fund shares sold	208
Interest and dividends	142,931
Other assets	4,210
Total assets		$149,370,318
Liabilities
Payables for
Investments purchased	$2,512,547
Fund shares reacquired	143,776
Collateral for securities loaned, at value	945,000
Payable to affiliates
Management fee	6,032
Distribution and/or service fees	171
Administrative services fee	371
Payable for trustees’ compensation	4,505
Accrued expenses and other liabilities	78,764
Total liabilities		$3,691,166
Net assets		$145,679,152
Net assets consist of
Paid-in capital	$527,795,095
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,136,407)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(377,084,549)
Undistributed net investment income	105,013
Net assets		$145,679,152
Shares of beneficial interest outstanding		9,413,713

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$133,312,631	8,603,526	$15.50
Service Class	12,366,521	810,187	15.26

See Notes to Financial Statements

7

MFS Growth Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$755,007
Dividends from underlying funds	3,484
Interest	2,044
Foreign taxes withheld	(6,302)
Total investment income		$754,233
Expenses
Management fee	$513,372
Distribution and/or service fees	15,051
Administrative services fee	30,405
Trustees’ compensation	13,000
Custodian fee	24,602
Shareholder communications	12,758
Auditing fees	24,962
Legal fees	3,797
Miscellaneous	10,767
Total expenses		$648,714
Net investment income		$105,519
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(14,629,824)
Foreign currency transactions	(2,746)
Net realized gain (loss) on investments and foreign currency transactions		$(14,632,570)
Change in unrealized appreciation (depreciation)
Investments	$28,762,230
Translation of assets and liabilities in foreign currencies	86
Net unrealized gain (loss) on investments and foreign currency translation		$28,762,316
Net realized and unrealized gain (loss) on investments and foreign currency		$14,129,746
Change in net assets from operations		$14,235,265

See Notes to Financial Statements

8

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$105,519	$412,458
Net realized gain (loss) on investments and foreign currency transactions	(14,632,570)	(18,386,248)
Net unrealized gain (loss) on investments and foreign currency translation	28,762,316	(75,448,341)
Change in net assets from operations	$14,235,265	$(93,422,131)
Distributions declared to shareholders
From net investment income	$(381,689)	$(498,653)
Change in net assets from fund share transactions	$(13,122,019)	$(48,993,679)
Total change in net assets	$731,557	$(142,914,463)
Net assets
At beginning of period	144,947,595	287,862,058
At end of period (including undistributed net investment income of $105,013 and $381,183, respectively)	$145,679,152	$144,947,595

See Notes to Financial Statements

9

MFS Growth Portfolio

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$13.99		$22.37	$18.45	$17.08	$15.65	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.04	$0.04	$(0.02)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		(8.37)	3.88	1.39	1.47	1.85
Total from investment operations	$1.55		$(8.33)	$3.92	$1.37	$1.43	$1.83
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.05)	$—	$—	$—	$—
Net asset value, end of period	$15.50		$13.99	$22.37	$18.45	$17.08	$15.65
Total return (%) (k)(s)	11.13	(n)	(37.33)	21.25	8.02	9.14	13.24 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.92	(a)	0.88	0.84	0.83	0.84	0.80
Net investment income (loss)	0.18	(a)	0.21	0.19	(0.14)	(0.26)	(0.13)
Portfolio turnover	59		120	76	123	88	94
Net assets at end of period (000 Omitted)	$133,313		$131,692	$264,089	$291,965	$350,083	$414,811

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$13.75		$22.01	$18.19	$16.89	$15.51	$13.73
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.01)	$(0.01)	$(0.07)	$(0.08)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		(8.25)	3.83	1.37	1.46	1.83
Total from investment operations	$1.51		$(8.26)	$3.82	$1.30	$1.38	$1.78
Net asset value, end of period	$15.26		$13.75	$22.01	$18.19	$16.89	$15.51
Total return (%) (k)(s)	10.98	(n)	(37.53)	21.00	7.70	8.90	12.96 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.17	(a)	1.13	1.09	1.08	1.09	1.06
Net investment loss	(0.07	)(a)	(0.04)	(0.06)	(0.38)	(0.51)	(0.36)
Portfolio turnover	59		120	76	123	88	94
Net assets at end of period (000 Omitted)	$12,367		$13,256	$23,773	$21,538	$21,597	$22,139

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

11

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$139,972,148	$2,018,926	$—	$141,991,074
Mutual Funds	4,996,881	—	—	4,996,881
Total Investments	$144,969,029	$2,018,926	$—	$146,987,955

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

12

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At June 30, 2009, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Investment Transactions (i.e., Purchased Options)
Equity Contracts	$(33,536)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as

13

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$498,653

14

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$154,168,333
Gross appreciation	9,545,938
Gross depreciation	(16,726,316)
Net unrealized appreciation (depreciation)	$(7,180,378)

As of 12/31/08
Undistributed ordinary income	$381,183
Capital loss carryforwards	(360,134,345)
Other temporary differences	(273,749)
Net unrealized appreciation (depreciation)	(35,942,608)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(114,567,621)
12/31/10	(229,227,867)
12/31/16	(16,338,857)
$(360,134,345)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$381,689	$498,653

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

15

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0444% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,237 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $79,113,221 and $90,878,589, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	47,629	$668,808	231,630	$3,957,438
Service Class	40,177	550,597	157,569	2,631,563
	87,806	$1,219,405	389,199	$6,589,001
Shares issued to shareholders in reinvestment of distributions
Initial Class	27,147	$381,689	22,143	$498,653
Shares reacquired
Initial Class	(885,844)	$(12,155,565)	(2,644,192)	$(51,102,967)
Service Class	(193,782)	(2,567,548)	(274,074)	(4,978,366)
	(1,079,626)	$(14,723,113)	(2,918,266)	$(56,081,333)
Net change
Initial Class	(811,068)	$(11,105,068)	(2,390,419)	$(46,646,876)
Service Class	(153,605)	(2,016,951)	(116,505)	(2,346,803)
	(964,673)	$(13,122,019)	(2,506,924)	$(48,993,679)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $799 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	19,056,820	(15,004,939)	4,051,881

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,484	$4,051,881

17

MFS Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
MCS-SEM

MFS® MID CAP GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Mid Cap Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
St. Jude Medical, Inc.	2.0%
IDEXX Laboratories, Inc.	1.9%
Plains Exploration & Production Co.	1.7%
Noble Corp.	1.6%
Express Scripts, Inc.	1.6%
Adobe Systems, Inc.	1.5%
Strayer Education, Inc.	1.5%
PetSmart, Inc.	1.5%
MicroStrategy, Inc., “A”	1.4%
International Game Technology	1.4%

Equity sectors
Technology	16.4%
Health Care	12.6%
Industrial Goods & Services	10.7%
Special Products & Services	9.3%
Leisure	8.5%
Energy	8.1%
Retailing	6.7%
Financial Services	6.5%
Basic Materials	5.0%
Transportation	4.4%
Consumer Staples	3.9%
Utilities & Communications	3.5%
Autos & Housing	1.7%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.12%	$1,000.00	$1,126.26	$5.90
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
Service Class	Actual	1.37%	$1,000.00	$1,124.22	$7.22
	Hypothetical (h)	1.37%	$1,000.00	$1,018.00	$6.85

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.3%
Aerospace – 1.1%
Goodrich Corp.	6,930	$346,292

Airlines – 0.7%
Copa Holdings S.A., “A”	5,130	$209,407

Alcoholic Beverages – 0.8%
Molson Coors Brewing Co.	5,550	$234,932

Apparel Manufacturers – 0.9%
Coach, Inc.	10,380	$279,014

Biotechnology – 0.9%
Alexion Pharmaceuticals, Inc. (a)	4,200	$172,704
Illumina, Inc. (a)	2,400	93,456

		$266,160

Broadcasting – 0.6%
Discovery Communications, Inc., “A” (a)	8,830	$199,117

Brokerage & Asset Managers – 3.9%
Affiliated Managers Group, Inc. (a)	3,760	$218,794
BM&F Bovespa S.A.	25,300	152,097
Bolsa Mexicana de Valores S.A. de C.V. (a)	35,900	32,851
Greenhill & Co., Inc.	1,570	113,370
IntercontinentalExchange, Inc. (a)	2,880	329,011
Lazard Ltd.	2,860	76,991
TD AMERITRADE Holding Corp. (a)	15,890	278,711

		$1,201,825

Business Services – 4.1%
Amdocs Ltd. (a)	8,510	$182,539
Cia Brasileira De Meios (a)	2,430	20,896
Cognizant Technology Solutions Corp., “A” (a)	12,860	343,362
Concur Technologies, Inc. (a)	2,500	77,700
CoStar Group, Inc. (a)	3,070	122,401
MasterCard, Inc., “A”	2,200	368,082
Visa, Inc., “A”	2,280	141,953

		$1,256,933

Chemicals – 1.3%
Ecolab, Inc.	9,890	$385,611

Computer Software – 7.7%
Adobe Systems, Inc. (a)	16,010	$453,083
Akamai Technologies, Inc. (a)	14,920	286,166
Autodesk, Inc. (a)	11,660	221,307
Citrix Systems, Inc. (a)	12,800	408,192
MicroStrategy, Inc., “A” (a)	8,760	439,927
Parametric Technology Corp. (a)	11,830	138,293
VeriSign, Inc. (a)(s)	22,370	413,398

		$2,360,366

Computer Software – Systems – 0.4%
MICROS Systems, Inc. (a)	4,800	$121,536

Construction – 1.7%
Black & Decker Corp.	4,350	$124,671
Mohawk Industries, Inc. (a)	1,680	59,942
NVR, Inc. (a)	200	100,478

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
Pulte Homes, Inc.	12,920	$114,084
Sherwin-Williams Co.	2,080	111,800

		$510,975

Consumer Goods & Services – 5.9%
Avon Products, Inc.	8,540	$220,161
Capella Education Co. (a)	5,930	355,503
DeVry, Inc.	5,900	295,236
Monster Worldwide, Inc. (a)	10,570	124,832
priceline.com, Inc. (a)	3,090	344,689
Strayer Education, Inc.	2,070	451,488

		$1,791,909

Containers – 1.0%
Owens-Illinois, Inc. (a)	10,600	$296,906

Electrical Equipment – 6.1%
AMETEK, Inc.	11,340	$392,137
Baldor Electric Co.	6,370	151,542
Danaher Corp. (s)	6,100	376,614
Mettler-Toledo International, Inc. (a)	3,190	246,108
Rockwell Automation, Inc.	10,080	323,770
Tyco Electronics Ltd.	4,160	77,334
W.W. Grainger, Inc.	3,460	283,305

		$1,850,810

Electronics – 6.7%
Dolby Laboratories, Inc., “A” (a)	3,380	$126,006
Flextronics International Ltd. (a)	57,780	237,476
Hittite Microwave Corp. (a)	6,490	225,527
Linear Technology Corp.	12,240	285,804
Marvell Technology Group Ltd. (a)	22,430	261,085
MEMC Electronic Materials, Inc. (a)	14,620	260,382
National Semiconductor Corp.	22,190	278,485
NetLogic Microsystems, Inc. (a)	1,680	61,253
Silicon Laboratories, Inc. (a)	8,430	319,834

		$2,055,852

Energy – Independent – 5.0%
Arena Resources, Inc. (a)	5,910	$188,234
Denbury Resources, Inc. (a)	19,920	293,422
Petrohawk Energy Corp. (a)	7,710	171,933
Plains Exploration & Production Co. (a)	18,740	512,726
Ultra Petroleum Corp. (a)	9,440	368,160

		$1,534,475

Engineering – Construction – 1.2%
Fluor Corp.	2,930	$150,280
Quanta Services, Inc. (a)	9,920	229,450

		$379,730

Entertainment – 1.8%
DreamWorks Animation, Inc., “A” (a)	14,440	$398,400
TiVo, Inc. (a)	13,100	137,288

		$535,688

4

MFS Mid Cap Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 1.8%
Hain Celestial Group, Inc. (a)	1,870	$29,191
J.M. Smucker Co.	6,930	337,214
Mead Johnson Nutrition Co., “A”	5,330	169,334

		$535,739

Gaming & Lodging – 2.1%
International Game Technology	26,570	$422,463
Starwood Hotels & Resorts Worldwide, Inc.	10,090	223,998

		$646,461

Insurance – 1.0%
Allied World Assurance Co. Holdings Ltd.	2,510	$102,483
Aspen Insurance Holdings Ltd.	9,360	209,102

		$311,585

Internet – 0.4%
Omniture, Inc. (a)	9,490	$119,194

Leisure & Toys – 1.4%
Electronic Arts, Inc. (a)	10,190	$221,327
THQ, Inc. (a)	27,410	196,256

		$417,583

Machinery & Tools – 2.3%
Cummins, Inc.	5,140	$180,979
Eaton Corp.	4,110	183,347
Kennametal, Inc.	8,000	153,440
Roper Industries, Inc.	3,800	172,178

		$689,944

Major Banks – 0.5%
State Street Corp.	3,400	$160,480

Medical & Health Technology & Services – 5.7%
athenahealth, Inc. (a)	3,010	$111,400
Express Scripts, Inc. (a)	6,900	474,375
IDEXX Laboratories, Inc. (a)	12,810	591,822
Medassets, Inc. (a)	5,060	98,417
Medco Health Solutions, Inc. (a)	7,550	344,355
MEDNAX, Inc. (a)	2,590	109,117

		$1,729,486

Medical Equipment – 5.2%
C.R. Bard, Inc.	4,030	$300,033
DENTSPLY International, Inc.	8,080	246,602
Edwards Lifesciences Corp. (a)	2,630	178,919
Intuitive Surgical, Inc. (a)	900	147,294
NuVasive, Inc. (a)	2,090	93,214
St. Jude Medical, Inc. (a)	15,030	617,733

		$1,583,795

Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	3,360	$82,219
Steel Dynamics, Inc.	5,920	87,202

		$169,421

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 0.8%
EQT Corp.	4,490	$156,746
Questar Corp.	2,580	80,135

		$236,881

Network & Telecom – 0.5%
Ciena Corp. (a)	14,280	$147,798

Oil Services – 3.1%
Cameron International Corp. (a)	7,310	$206,873
Noble Corp.	15,780	477,345
Smith International, Inc.	9,790	252,092

		$936,310

Other Banks & Diversified Financials – 0.8%
People’s United Financial, Inc.	5,090	$76,554
SVB Financial Group (a)	6,560	178,563

		$255,117

Personal Computers & Peripherals – 0.7%
Nuance Communications, Inc. (a)	18,750	$226,687

Pharmaceuticals – 0.8%
Allergan, Inc.	5,430	$258,359

Precious Metals & Minerals – 1.0%
Agnico-Eagle Mines Ltd.	2,330	$122,278
Teck Resources Ltd., “B” (a)	12,060	192,236

		$314,514

Printing & Publishing – 1.1%
MSCI, Inc., “A” (a)	10,640	$260,042
VistaPrint Ltd. (a)	1,800	76,770

		$336,812

Real Estate – 0.3%
Host Hotels & Resorts, Inc., REIT	9,640	$80,880

Restaurants – 1.5%
Darden Restaurants, Inc.	6,790	$223,934
P.F. Chang’s China Bistro, Inc. (a)	4,730	151,644
Wendy’s/Arby’s Group, Inc., “A”	20,460	81,840

		$457,418

Specialty Chemicals – 1.1%
Airgas, Inc.	6,320	$256,150
Rockwood Holdings, Inc. (a)	5,140	75,250

		$331,400

Specialty Stores – 5.8%
Abercrombie & Fitch Co., “A”	9,800	$248,822
Ctrip.com International Ltd., ADR (a)	1,980	91,674
Dick’s Sporting Goods, Inc. (a)	8,580	147,576
Nordstrom, Inc.	3,460	68,819
PetSmart, Inc.	20,800	446,368
Ross Stores, Inc.	4,670	180,262
Staples, Inc.	13,920	280,766
Tiffany & Co.	12,510	317,254

		$1,781,541

5

MFS Mid Cap Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.2%
MetroPCS Communications, Inc. (a)	4,060	$54,039

Telephone Services – 1.4%
American Tower Corp., “A” (a)	13,300	$419,349

Tobacco – 0.6%
Lorillard, Inc.	2,770	$187,723

Trucking – 3.7%
Con-way, Inc.	2,200	$77,682
Expeditors International of Washington, Inc.	8,700	290,058
J.B. Hunt Transport Services, Inc.	5,870	179,211
Landstar System, Inc.	10,740	385,673
Old Dominion Freight Lines, Inc. (a)	5,630	188,999

		$1,121,623

Utilities – Electric Power – 1.1%
AES Corp. (a)	20,120	$233,593
Allegheny Energy, Inc.	4,540	116,451

		$350,044

Total Common Stocks (Identified Cost, $31,159,055)		$29,677,721

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 2.6%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	810,697	$810,697

Total Investments (Identified Cost, $31,969,752)		$30,488,418

OTHER ASSETS, LESS LIABILITIES – 0.1%		25,864

Net Assets – 100.0%		$30,514,282

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $166,530. At June 30, 2009, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $31,159,055)	$29,677,721
Underlying funds, at cost and value	810,697
Total investments, at value (identified cost, $31,969,752)	$30,488,418
Receivables for
Investments sold	$557,007
Fund shares sold	16,389
Interest and dividends	13,820
Other assets	1,157
Total assets		$31,076,791
Liabilities
Payables for
Investments purchased	$501,839
Fund shares reacquired	12,631
Payable to affiliates
Management fee	1,260
Distribution and/or service fees	194
Administrative services fee	81
Payable for trustees’ compensation	945
Accrued expenses and other liabilities	45,559
Total liabilities		$562,509
Net assets		$30,514,282
Net assets consist of
Paid-in capital	$69,872,518
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,481,201)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(37,840,108)
Accumulated distributions in excess of net investment income	(36,927)
Net assets		$30,514,282
Shares of beneficial interest outstanding		8,356,159

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$16,464,375	4,473,189	$3.68
Service Class	14,049,907	3,882,970	3.62

See Notes to Financial Statements

7

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment loss
Income
Dividends	$140,190
Interest	174
Dividends from underlying funds	904
Foreign taxes withheld	(134)
Total investment income		$141,134
Expenses
Management fee	$107,284
Distribution and/or service fees	16,897
Administrative services fee	6,305
Trustees’ compensation	2,645
Custodian fee	6,676
Shareholder communications	7,260
Auditing fees	21,858
Legal fees	3,797
Miscellaneous	5,237
Total expenses		$177,959
Net investment loss		$(36,825)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(3,835,305)
Foreign currency transactions	(395)
Net realized gain (loss) on investments and foreign currency transactions		$(3,835,700)
Change in unrealized appreciation (depreciation)
Investments	$7,196,069
Translation of assets and liabilities in foreign currencies	121
Net unrealized gain (loss) on investments and foreign currency translation		$7,196,190
Net realized and unrealized gain (loss) on investments and foreign currency		$3,360,490
Change in net assets from operations		$3,323,665

See Notes to Financial Statements

8

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income (loss)	$(36,825)	$12,265
Net realized gain (loss) on investments and foreign currency transactions	(3,835,700)	(16,668,097)
Net unrealized gain (loss) on investments and foreign currency translation	7,196,190	(15,689,340)
Change in net assets from operations	$3,323,665	$(32,345,172)
Distributions declared to shareholders
From net investment income	$(11,809)	$—
Change in net assets from fund share transactions	$(2,910,611)	$(15,405,068)
Total change in net assets	$401,245	$(47,750,240)
Net assets
At beginning of period	30,113,037	77,863,277
At end of period (including accumulated distributions in excess of net investment income of $36,927 and undistributed net investment income of $11,707)	$30,514,282	$30,113,037

See Notes to Financial Statements

9

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09 (unaudited)		Years ended 12/31
			2008	2007		2006	2005	2004

Net asset value, beginning of period	$3.27		$6.72	$6.12		$5.98	$5.80	$5.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.01	$(0.01)		$0.01	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(3.46)	0.61		0.13	0.20	0.77
Total from investment operations	$0.41		$(3.45)	$0.60		$0.14	$0.18	$0.74
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$(0.00	)(w)	$—	$—	$—
Net asset value, end of period	$3.68		$3.27	$6.72		$6.12	$5.98	$5.80
Total return (%) (k)(r)(s)	12.63	(n)	(51.34)	9.84		2.34	3.10	14.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	0.97	0.88		0.93	0.89	0.85
Expenses after expense reductions (f)	N/A		N/A	0.88		0.91	N/A	N/A
Net investment income (loss)	(0.14	)(a)	0.13	(0.12)		0.11	(0.40)	(0.56)
Portfolio turnover	63		100	80		139	81	84
Net assets at end of period (000 Omitted)	$16,464		$15,803	$44,944		$53,504	$68,637	$83,899

See Notes to Financial Statements

10

MFS Mid Cap Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09 (unaudited)		Years ended 12/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$3.22		$6.63	$6.05	$5.92	$5.76	$5.04
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.01)	$(0.02)	$(0.01)	$(0.04)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(3.40)	0.60	0.14	0.20	0.76
Total from investment operations	$0.40		$(3.41)	$0.58	$0.13	$0.16	$0.72
Net asset value, end of period	$3.62		$3.22	$6.63	$6.05	$5.92	$5.76
Total return (%) (k)(r)(s)	12.42	(n)	(51.43)	9.59	2.20	2.78	14.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.22	1.13	1.18	1.15	1.10
Expenses after expense reductions (f)	N/A		N/A	1.13	1.16	N/A	N/A
Net investment loss	(0.39	)(a)	(0.12)	(0.37)	(0.11)	(0.65)	(0.81)
Portfolio turnover	63		100	80	139	81	84
Net assets at end of period (000 Omitted)	$14,050		$14,310	$32,919	$36,645	$41,713	$45,443

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Mid Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$29,677,721	$—	$—	$29,677,721
Mutual Funds	810,697	—	—	810,697
Total Investments	$30,488,418	$—	$—	$30,488,418

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives

13

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2009, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends

14

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended December 31, 2008.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$32,602,534
Gross appreciation	2,809,367
Gross depreciation	(4,923,483)
Net unrealized appreciation (depreciation)	$(2,114,116)

As of 12/31/08
Undistributed ordinary income	$11,707
Capital loss carryforwards	(33,333,843)
Other temporary differences	(37,771)
Net unrealized appreciation (depreciation)	(9,310,185)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(17,325,087)
12/31/16	(16,008,756)
$(33,333,843)

15

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$11,809	$—
Service Class	—	—

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0440% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and

16

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $255 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $17,578,661 and $20,694,111, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	167,130	$599,476	373,591	$1,559,371
Service Class	166,998	528,799	1,019,185	3,755,838
	334,128	$1,128,275	1,392,776	$5,315,209
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,484	$11,809	—	$—
Shares reacquired
Initial Class	(529,255)	$(1,679,599)	(2,227,156)	$(12,493,264)
Service Class	(732,411)	(2,371,096)	(1,536,459)	(8,227,013)
	(1,261,666)	$(4,050,695)	(3,763,615)	$(20,720,277)
Net change
Initial Class	(358,641)	$(1,068,314)	(1,853,565)	$(10,933,893)
Service Class	(565,413)	(1,842,297)	(517,274)	(4,471,175)
	(924,054)	$(2,910,611)	(2,370,839)	$(15,405,068)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to the fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $160 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	5,065,164	(4,254,467)	810,697

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$904	$810,697

17

MFS Mid Cap Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS
INVESTMENT MANAGEMENT

MFS® Capital Appreciation Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
CAS-SEM

MFS® CAPITAL APPRECIATION PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Capital Appreciation Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Capital Appreciation Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	4.1%
Accenture Ltd., “A”	4.0%
Oracle Corp.	3.8%
CVS Caremark Corp.	3.5%
PepsiCo, Inc.	3.5%
United Technologies Corp.	2.9%
Google, Inc., “A”	2.9%
Medtronic, Inc.	2.9%
MasterCard, Inc., “A”	2.8%
Danaher Corp.	2.6%

Equity sectors
Technology	21.2%
Health Care	18.7%
Special Products & Services	12.7%
Consumer Staples	10.6%
Industrial Goods & Services	8.8%
Retailing	8.3%
Energy	6.8%
Financial Services	4.5%
Leisure	3.4%
Basic Materials	2.7%
Utilities & Communications	0.7%
Transportation	0.3%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Capital Appreciation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.89%	$1,000.00	$1,125.79	$4.69
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
Service Class	Actual	1.14%	$1,000.00	$1,124.68	$6.01
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 3.3%
Precision Castparts Corp.	15,100	$1,102,753
United Technologies Corp.	140,670	7,309,213

		$8,411,966

Alcoholic Beverages – 0.9%
Diageo PLC	161,190	$2,311,128

Apparel Manufacturers – 3.2%
LVMH Moet Hennessy Louis Vuitton S.A.	44,780	$3,417,386
NIKE, Inc., “B”	91,270	4,725,961

		$8,143,347

Biotechnology – 2.3%
Genzyme Corp. (a)	103,190	$5,744,587

Broadcasting – 2.7%
Grupo Televisa S.A., ADR	77,040	$1,309,680
Omnicom Group, Inc.	171,010	5,400,496

		$6,710,176

Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	141,970	$2,490,154
CME Group, Inc.	5,720	1,779,549

		$4,269,703

Business Services – 12.7%
Accenture Ltd., “A”	298,480	$9,987,141
Amdocs Ltd. (a)	110,700	2,374,515
Automatic Data Processing, Inc.	41,990	1,488,126
Dun & Bradstreet Corp.	51,590	4,189,624
Fidelity National Information Services, Inc.	68,070	1,358,677
MasterCard, Inc., “A”	42,920	7,180,945
Visa, Inc., “A”	17,090	1,064,023
Western Union Co.	264,990	4,345,836

		$31,988,887

Cable TV – 0.7%
DIRECTV Group, Inc. (a)	68,210	$1,685,469

Chemicals – 1.6%
3M Co.	68,870	$4,139,087

Computer Software – 4.1%
Oracle Corp.	446,800	$9,570,456
VeriSign, Inc. (a)	48,860	902,933

		$10,473,389

Computer Software – Systems – 5.2%
Apple, Inc. (a)	27,310	$3,889,763
EMC Corp. (a)	150,960	1,977,576
Hewlett-Packard Co.	92,130	3,560,825
International Business Machines Corp.	34,870	3,641,125

		$13,069,289

Consumer Goods & Services – 4.6%
Colgate-Palmolive Co.	80,010	$5,659,907
Procter & Gamble Co.	117,320	5,995,052

		$11,654,959

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 5.5%
Danaher Corp.	104,710	$6,464,795
Rockwell Automation, Inc.	156,020	5,011,362
W.W. Grainger, Inc.	29,420	2,408,910

		$13,885,067

Electronics – 3.3%
KLA-Tencor Corp.	34,860	$880,215
National Semiconductor Corp.	229,150	2,875,833
Samsung Electronics Co. Ltd., GDR	8,847	2,063,563
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	263,224	2,476,938

		$8,296,549

Energy – Integrated – 4.3%
Chevron Corp.	60,880	$4,033,300
Exxon Mobil Corp.	16,140	1,128,347
Hess Corp.	36,230	1,947,363
Marathon Oil Corp.	126,300	3,805,419

		$10,914,429

Food & Beverages – 5.1%
Groupe Danone	39,795	$1,963,972
Nestle S.A.	59,901	2,255,901
PepsiCo, Inc.	160,160	8,802,394

		$13,022,267

Food & Drug Stores – 3.5%
CVS Caremark Corp.	278,012	$8,860,243

General Merchandise – 0.6%
Target Corp.	37,900	$1,495,913

Internet – 3.6%
eBay, Inc. (a)	103,920	$1,780,150
Google, Inc., “A” (a)	17,160	7,234,484

		$9,014,634

Major Banks – 2.8%
Bank of New York Mellon Corp.	99,801	$2,925,167
State Street Corp.	89,130	4,206,936

		$7,132,103

Medical & Health Technology & Services – 2.1%
Medco Health Solutions, Inc. (a)	32,470	$1,480,957
Patterson Cos., Inc. (a)	111,530	2,420,201
VCA Antech, Inc. (a)	49,510	1,321,917

		$5,223,075

Medical Equipment – 9.2%
DENTSPLY International, Inc.	166,280	$5,074,866
Medtronic, Inc.	207,340	7,234,093
Thermo Fisher Scientific, Inc. (a)	98,890	4,031,745
Waters Corp. (a)	99,120	5,101,706
Zimmer Holdings, Inc. (a)	45,400	1,934,040

		$23,376,450

4

MFS Capital Appreciation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	31,600	$1,729,468

Network & Telecom – 4.4%
Cisco Systems, Inc. (a)	549,530	$10,243,239
Research in Motion Ltd. (a)	12,820	910,861

		$11,154,100

Oil Services – 2.5%
Halliburton Co.	184,840	$3,826,188
Noble Corp.	83,460	2,524,665

		$6,350,853

Personal Computers & Peripherals – 0.6%
NetApp, Inc. (a)	80,020	$1,577,994

Pharmaceuticals – 5.1%
Abbott Laboratories	84,460	$3,972,998
Allergan, Inc.	57,930	2,756,309
Johnson & Johnson	55,640	3,160,352
Merck KGaA	20,770	2,112,445
Roche Holding AG	6,180	840,077

		$12,842,181

Specialty Chemicals – 0.4%
Praxair, Inc.	16,070	$1,142,095

Specialty Stores – 1.0%
Staples, Inc.	119,430	$2,408,903

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.7%
America Movil S.A.B. de C.V., “L”, ADR	44,080	$1,706,778

Trucking – 0.3%
United Parcel Service, Inc., “B”	15,550	$777,345

Total Common Stocks (Identified Cost, $280,549,666)		$249,512,434

MONEY MARKET FUNDS (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	3,509,693	$3,509,693

Total Investments (Identified Cost, $284,059,359)		$253,022,127

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(326,543)

Net Assets – 100.0%		$252,695,584

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Capital Appreciation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $280,549,666)	$249,512,434
Underlying funds, at cost and value	3,509,693
Total investments, at value (identified cost, $284,059,359)	$253,022,127
Receivables for
Fund shares sold	$2,064
Interest and dividends	248,335
Other assets	6,799
Total assets		$253,279,325
Liabilities
Payables for
Fund shares reacquired	$451,169
Payable to affiliates
Management fee	10,467
Distribution and/or service fees	198
Administrative services fee	640
Payable for trustees’ compensation	7,800
Accrued expenses and other liabilities	113,467
Total liabilities		$583,741
Net assets		$252,695,584
Net assets consist of
Paid-in capital	$1,005,804,841
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(31,041,158)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(722,850,644)
Undistributed net investment income	782,545
Net assets		$252,695,584
Shares of beneficial interest outstanding		15,877,184

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$238,431,728	14,975,788	$15.92
Service Class	14,263,856	901,396	15.82

See Notes to Financial Statements

6

MFS Capital Appreciation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$1,923,210
Dividends from underlying funds	5,782
Foreign taxes withheld	(58,093)
Total investment income		$1,870,899
Expenses
Management fee	$896,380
Distribution and/or service fees	17,696
Administrative services fee	53,622
Trustees’ compensation	22,493
Custodian fee	32,598
Shareholder communications	17,659
Auditing fees	22,416
Legal fees	3,796
Miscellaneous	21,129
Total expenses		$1,087,789
Net expenses		$1,087,789
Net investment income		$783,110
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(16,489,448)
Foreign currency transactions	1,002
Net realized gain (loss) on investments and foreign currency transactions		$(16,488,446)
Change in unrealized appreciation (depreciation)
Investments	$44,320,981
Translation of assets and liabilities in foreign currencies	(87)
Net unrealized gain (loss) on investments and foreign currency translation		$44,320,894
Net realized and unrealized gain (loss) on investments and foreign currency		$27,832,448
Change in net assets from operations		$28,615,558

See Notes to Financial Statements

7

MFS Capital Appreciation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$783,110	$2,002,102
Net realized gain (loss) on investments and foreign currency transactions	(16,488,446)	(43,448,057)
Net unrealized gain (loss) on investments and foreign currency translation	44,320,894	(116,137,130)
Change in net assets from operations	$28,615,558	$(157,583,085)
Distributions declared to shareholders
From net investment income	$(1,960,164)	$(1,800,783)
Change in net assets from fund share transactions	$(23,779,040)	$(74,356,683)
Total change in net assets	$2,876,354	$(233,740,551)
Net assets
At beginning of period	249,819,230	483,559,781
At end of period (including undistributed net investment income of $782,545 and $1,959,599, respectively)	$252,695,584	$249,819,230

See Notes to Financial Statements

8

MFS Capital Appreciation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$14.26		$22.74	$20.50	$19.31	$19.25	$17.35
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11	$0.08	$0.03	$0.03	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.73		(8.49)	2.20	1.20	0.14	1.80
Total from investment operations	$1.78		$(8.38)	$2.28	$1.23	$0.17	$1.91
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.10)	$(0.04)	$(0.04)	$(0.11)	$(0.01)
Net asset value, end of period	$15.92		$14.26	$22.74	$20.50	$19.31	$19.25
Total return (%) (k)(s)	12.58	(n)	(37.02)	11.14	6.37	0.92	11.02	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.89	(a)	0.86	0.83	0.79	0.85	0.82
Net investment income	0.67	(a)	0.55	0.36	0.18	0.18	0.62
Portfolio turnover	20		44	61	60	153	64
Net assets at end of period (000 Omitted)	$238,432		$234,712	$456,006	$528,522	$649,588	$672,246

See Notes to Financial Statements

9

MFS Capital Appreciation Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$14.13		$22.54	$20.32	$19.16	$19.11	$17.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.06	$0.02	$(0.01)	$(0.01)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.73		(8.44)	2.20	1.17	0.13	1.79
Total from investment operations	$1.76		$(8.38)	$2.22	$1.16	$0.12	$1.86
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.03)	$—	$—	$(0.07)	$—
Net asset value, end of period	$15.82		$14.13	$22.54	$20.32	$19.16	$19.11
Total return (%) (k)(s)	12.47	(n)	(37.22)	10.93	6.05	0.63	10.78	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.14	(a)	1.10	1.08	1.04	1.10	1.07
Net investment income (loss)	0.42	(a)	0.30	0.11	(0.07)	(0.07)	0.40
Portfolio turnover	20		44	61	60	153	64
Net assets at end of period (000 Omitted)	$14,264		$15,108	$27,554	$30,540	$35,371	$35,997

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial and Service Class total returns for the year ended December 31, 2004 would have been lower by approximately 0.11%.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Capital Appreciation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Capital Appreciation Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input

11

MFS Capital Appreciation Portfolio

Notes to Financial Statements (unaudited) – continued

that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$249,512,434	$—	$—	$249,512,434
Mutual Funds	3,509,693	—	—	3,509,693
Total Investments	$253,022,127	$—	$—	$253,022,127

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of

12

MFS Capital Appreciation Portfolio

Notes to Financial Statements (unaudited) – continued

the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$1,800,783

13

MFS Capital Appreciation Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$284,637,087
Gross appreciation	11,935,186
Gross depreciation	(43,550,146)
Net unrealized appreciation (depreciation)	$(31,614,960)

As of 12/31/08
Undistributed ordinary income	$1,959,599
Capital loss carryforwards	(705,784,470)
Other temporary differences	(3,839)
Net unrealized appreciation (depreciation)	(75,935,941)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(282,399,140)
12/31/10	(348,269,974)
12/31/11	(32,085,262)
12/31/16	(43,030,094)
$(705,784,470)

The availability of a portion of the capital loss carryforwards, which were acquired on April 25, 2005 in connection with the Managed Sectors Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$1,896,359	$1,763,333
Service Class	63,805	37,450
Total	$1,960,164	$1,800,783

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $500 million of average daily net assets	0.675%
Average daily net assets in excess of $1.5 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that the total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay a portion of the fund’s expenses.

14

MFS Capital Appreciation Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0448% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,158 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $47,061,714 and $69,973,274, respectively.

15

MFS Capital Appreciation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	123,808	$1,564,464	548,417	$8,836,986
Service Class	26,192	350,809	119,550	1,990,570
	150,000	$1,915,273	667,967	$10,827,556
Shares issued to shareholders in reinvestment of distributions
Initial Class	129,710	$1,896,359	79,002	$1,763,333
Service Class	4,388	63,805	1,690	37,450
	134,098	$1,960,164	80,692	$1,800,783
Shares reacquired
Initial Class	(1,739,796)	$(24,791,642)	(4,218,367)	$(81,976,815)
Service Class	(198,070)	(2,862,835)	(275,061)	(5,008,207)
	(1,937,866)	$(27,654,477)	(4,493,428)	$(86,985,022)
Net change
Initial Class	(1,486,278)	$(21,330,819)	(3,590,948)	$(71,376,496)
Service Class	(167,490)	(2,448,221)	(153,821)	(2,980,187)
	(1,653,768)	$(23,779,040)	(3,744,769)	$(74,356,683)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $1,392 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,249,723	25,812,689	(26,552,719)	3,509,693

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,782	$3,509,693

16

MFS Capital Appreciation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

UTS-SEM

MFS® UTILITIES PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Utilities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NRG Energy, Inc.	4.9%
AES Corp.	4.4%
EQT Corp.	3.7%
E.ON AG	3.6%
PPL Corp.	3.5%
CMS Energy Corp.	3.1%
Questar Corp.	3.0%
Cellcom Israel Ltd.	2.9%
Sempra Energy	2.8%
Public Service Enterprise Group, Inc.	2.6%

Top five industries (i)
Utilities – Electric Power	49.6%
Telecommunications – Wireless	14.6%
Natural Gas – Distribution	13.0%
Telephone Services	12.2%
Natural Gas – Pipeline	5.0%

Country weightings (i)
United States	68.8%
Spain	5.3%
Brazil	4.3%
Germany	4.0%
Israel	3.1%
United Kingdom	2.4%
Czech Republic	2.3%
Canada	2.3%
Netherlands	1.7%
Other Countries	5.8%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.92%	$1,000.00	$1,108.70	$4.81
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,107.72	$6.11
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Utilities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 95.3%
Cable TV – 3.7%
Comcast Corp., “Special A”	338,500	$4,772,849
DIRECTV Group, Inc. (a)	41,300	1,020,522
Time Warner Cable, Inc.	121,999	3,863,707

		$9,657,078

Energy – Independent – 0.5%
XTO Energy, Inc.	32,750	$1,249,085

Natural Gas – Distribution – 13.0%
EQT Corp.	281,500	$9,827,165
Gaz de France	92,321	3,437,260
NiSource, Inc.	159,700	1,862,102
ONEOK, Inc.	27,000	796,230
Questar Corp.	254,000	7,889,240
Sempra Energy	148,600	7,375,018
Spectra Energy Corp.	192,200	3,252,024

		$34,439,039

Natural Gas – Pipeline – 4.2%
El Paso Corp.	505,800	$4,668,534
Enagas S.A.	121,174	2,382,394
Williams Cos., Inc.	266,917	4,166,574

		$11,217,502

Oil Services – 0.1%
Transocean, Inc. (a)	3,300	$245,157

Telecommunications – Wireless – 14.5%
America Movil S.A.B. de C.V., “L”, ADR	98,400	$3,810,048
Cellcom Israel Ltd.	289,022	7,679,315
MetroPCS Communications, Inc. (a)	185,700	2,471,667
Mobile TeleSystems OJSC, ADR	65,000	2,400,450
MTN Group Ltd.	157,400	2,414,913
NII Holdings, Inc. (a)	103,700	1,977,559
Partner Communication Co. Ltd., ADR	22,200	379,398
Philippine Long Distance Telephone Co.	10,900	542,452
Philippine Long Distance Telephone Co., ADR	21,500	1,068,980
Rogers Communications, Inc., “B”	231,800	5,958,664
Sprint Nextel Corp. (a)	27,800	133,718
Vimpel-Communications, ADR (a)	76,000	894,520
Vivo Participacoes S.A., ADR	140,775	2,666,279
Vodafone Group PLC	3,016,100	5,815,565

		$38,213,528

Telephone Services – 11.2%
American Tower Corp., “A” (a)	17,800	$561,234
AT&T, Inc.	257,000	6,383,880
Crown Castle International Corp. (a)	27,500	660,550
Frontier Communications Corp.	124,400	888,216
GVT Holding S.A. (a)	15,500	257,872
Royal KPN N.V.	325,700	4,477,241
Telefonica S.A.	249,400	5,639,914
Verizon Communications, Inc.	39,200	1,204,616
Virgin Media, Inc.	573,300	5,360,355
Windstream Corp.	500,455	4,183,804

		$29,617,682

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 48.1%
AES Corp. (a)	993,300	$11,532,213
AES Tiete S.A., IPS	321,254	3,344,517
Allegheny Energy, Inc.	254,300	6,522,795
American Electric Power Co., Inc.	212,990	6,153,281
CenterPoint Energy, Inc.	46,200	511,896
CEZ AS	137,700	6,203,273
CMS Energy Corp.	676,200	8,168,496
Constellation Energy Group, Inc.	138,500	3,681,330
Covanta Holding Corp. (a)	31,100	527,456
Dominion Resources, Inc.	48,000	1,604,160
DPL, Inc.	191,500	4,437,055
Dynegy, Inc., “A” (a)	648,698	1,472,544
E.ON AG	265,226	9,383,658
Edison International	32,500	1,022,450
Eletropaulo Metropolitana S.A., IPS	293,740	5,206,221
Entergy Corp.	33,400	2,589,168
FirstEnergy Corp.	55,800	2,162,250
Fortum Corp.	26,500	602,987
FPL Group, Inc.	45,900	2,609,874
Great Plains Energy, Inc.	23,090	359,050
Iberdrola S.A.	82,819	671,535
Northeast Utilities	163,600	3,649,916
NRG Energy, Inc. (a)	499,886	12,977,041
OGE Energy Corp.	32,800	928,896
Pepco Holdings, Inc.	20,200	271,488
PPL Corp.	278,900	9,192,544
Progress Energy, Inc.	97,520	3,689,182
Public Service Enterprise Group, Inc.	212,600	6,937,137
Red Electrica de Espana	119,004	5,377,288
RWE AG	16,200	1,274,710
Westar Energy, Inc.	95,300	1,788,781
Wisconsin Energy Corp.	50,300	2,047,713

		$126,900,905

Total Common Stocks (Identified Cost, $284,850,519)		$251,539,976

BONDS – 1.5%
Asset Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.311%, 2023 (i)(z)	$633,903	$34,991

Cable TV – 0.5%
CSC Holdings, Inc., 8.625%, 2019 (z)	$715,000	$695,338
Virgin Media Finance PLC, 9.5%, 2016	545,000	536,825

		$1,232,163

Energy – Independent – 0.4%
Chesapeake Energy Corp., 9.5%, 2015	$1,174,000	$1,182,805

Utilities – Electric Power – 0.6%
AES Corp., 9.75%, 2016 (z)	$1,537,000	$1,556,213

Total Bonds (Identified Cost, $3,841,682)		$4,006,172

4

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.9%
Natural Gas – Pipeline – 0.8%
El Paso Corp., 4.99%	2,720	$2,108,000

Utilities – Electric Power – 0.1%
Great Plains Energy, Inc., 12% (a)	7,250	$416,875

Total Convertible Preferred Stocks (Identified Cost, $3,423,586)		$2,524,875

CONVERTIBLE BONDS – 1.9%
Telecommunications – Wireless – 0.1%
NII Holdings, Inc., 3.125%, 2012	$492,000	$378,225

Telephone Services – 1.0%
Virgin Media, Inc., 6.5%, 2016 (z)	$3,407,000	$2,640,425

Utilities – Electric Power – 0.8%
Covanta Holding Corp., 3.25%, 2014 (z)	$1,857,890	$2,008,844

Total Convertible Bonds (Identified Cost, $4,055,787)		$5,027,494

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	416,536	$416,536

Total Investments (Identified Cost, $296,588,110)		$263,515,053

OTHER ASSETS, LESS LIABILITIES – 0.2%		498,213

Net Assets – 100.0%		$264,013,266

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AES Corp., 9.75%, 2016	4/02/09	$1,446,663	$1,556,213
Covanta Holding Corp., 3.25%, 2014	5/18/09-6/25/09	1,857,890	2,008,844
CSC Holdings, Inc., 8.625%, 2019	2/12/09	681,475	695,338
Falcon Franchise Loan LLC, FRN, 3.311%, 2023	1/24/02	41,416	34,991
Virgin Media, Inc., 6.5%, 2016	2/12/09-3/26/09	1,846,996	2,640,425
Total Restricted Securities			$6,935,811
% of Net Assets			2.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

5

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	106,593	7/15/09	$144,203	$149,535	$5,332
BUY	EUR	Citibank N.A.	44,709	7/20/09	62,089	62,721	632
BUY	EUR	Credit Suisse Group	92,732	7/15/09-7/20/09	128,573	130,091	1,518
BUY	EUR	Deutsche Bank AG	177,877	7/15/09	244,741	249,537	4,796
BUY	EUR	Goldman Sachs International	74,615	7/15/09	104,208	104,675	467
BUY	EUR	HSBC Bank	101,133	7/15/09	140,347	141,876	1,529
BUY	EUR	JPMorgan Chase Bank	111,962	7/20/09	150,791	157,069	6,278
BUY	EUR	UBS AG	62,260	7/15/09	84,757	87,342	2,585
SELL	EUR	Deutsche Bank AG	12,251	7/15/09	17,269	17,187	82
SELL	EUR	HSBC Bank	25,216	7/15/09	35,616	35,375	241
SELL	EUR	JPMorgan Chase Bank	1,041	7/20/09	1,477	1,460	17
BUY	GBP	Barclays Bank PLC	140,121	7/15/09	218,949	230,525	11,576
BUY	GBP	Goldman Sachs International	443,289	7/15/09	715,912	729,291	13,379
BUY	GBP	JPMorgan Chase Bank	355,093	7/15/09	545,509	584,193	38,684
SELL	GBP	Deutsche Bank AG	47,714	7/15/09	78,673	78,498	175

							$87,291

Liability Derivatives
BUY	EUR	Deutsche Bank AG	1,266,541	7/20/09	$1,789,458	$1,776,795	$(12,663)
BUY	EUR	JPMorgan Chase Bank	270,452	7/20/09	387,362	379,409	(7,953)
SELL	EUR	Credit Suisse Group	104,380	7/20/09	141,539	146,432	(4,893)
SELL	EUR	Deutsche Bank AG	124,440	7/20/09	168,806	174,573	(5,767)
SELL	EUR	HSBC Bank	391,091	7/15/09-7/20/09	544,678	548,648	(3,970)
SELL	EUR	JPMorgan Chase Bank	265,968	7/15/09-7/20/09	360,948	373,119	(12,171)
SELL	EUR	Merrill Lynch International Bank	503,704	7/20/09	683,269	706,632	(23,363)
SELL	EUR	UBS AG	15,114,756	7/15/09-7/20/09	20,516,262	21,204,062	(687,800)
BUY	GBP	HSBC Bank	52,568	7/20/09	86,630	86,484	(146)
SELL	GBP	Barclays Bank PLC	1,209,706	7/15/09	1,832,898	1,990,188	(157,290)
SELL	GBP	Deutsche Bank AG	1,930,671	7/15/09	2,925,701	3,176,307	(250,606)

							$(1,166,622)

At June 30, 2009, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

6

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $296,171,574)	$263,098,517
Underlying funds, at cost and value	416,536
Total investments, at value (identified cost, $296,588,110)	$263,515,053
Foreign currency, at value (identified cost, $26,007)	$25,947
Receivables for
Forward foreign currency exchange contracts	87,291
Investments sold	499,482
Fund shares sold	87,321
Interest and dividends	1,672,808
Other assets	3,166
Total assets		$265,891,068
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,166,622
Investments purchased	232,091
Fund shares reacquired	315,132
Payable to affiliates
Management fee	10,833
Distribution and/or service fees	1,208
Administrative services fee	662
Payable for trustees’ compensation	7,722
Accrued expenses and other liabilities	143,532
Total liabilities		$1,877,802
Net assets		$264,013,266
Net assets consist of
Paid-in capital	$345,926,022
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(34,082,815)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(53,068,881)
Undistributed net investment income	5,238,940
Net assets		$264,013,266
Shares of beneficial interest outstanding		16,265,666

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$175,446,855	10,780,475	$16.27
Service Class	88,566,411	5,485,191	16.15

See Notes to Financial Statements

7

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$7,492,889
Interest	419,632
Dividends from underlying funds	3,940
Foreign taxes withheld	(385,283)
Total investment income		$7,531,178
Expenses
Management fee	$916,371
Distribution and/or service fees	100,171
Administrative services fee	54,763
Trustees’ compensation	23,073
Custodian fee	72,960
Shareholder communications	17,193
Auditing fees	22,639
Legal fees	4,237
Miscellaneous	15,436
Total expenses		$1,226,843
Net investment income		$6,304,335
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(26,702,845)
Foreign currency transactions	1,206,285
Net realized gain (loss) on investments and foreign currency transactions		$(25,496,560)
Change in unrealized appreciation (depreciation)
Investments	$46,144,425
Translation of assets and liabilities in foreign currencies	(1,974,821)
Net unrealized gain (loss) on investments and foreign currency translation		$44,169,604
Net realized and unrealized gain (loss) on investments and foreign currency		$18,673,044
Change in net assets from operations		$24,977,379

See Notes to Financial Statements

8

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$6,304,335	$10,642,858
Net realized gain (loss) on investments and foreign currency transactions	(25,496,560)	(25,907,557)
Net unrealized gain (loss) on investments and foreign currency translation	44,169,604	(156,813,965)
Change in net assets from operations	$24,977,379	$(172,078,664)
Distributions declared to shareholders
From net investment income	$(13,093,062)	$(7,378,975)
From net realized gain on investments	—	(70,215,254)
Total distributions declared to shareholders	$(13,093,062)	$(77,594,229)
Change in net assets from fund share transactions	$(9,923,995)	$3,940,360
Total change in net assets	$1,960,322	$(245,732,533)
Net assets
At beginning of period	262,052,944	507,785,477
At end of period (including undistributed net investment income of $5,238,940 and $12,027,667, respectively)	$264,013,266	$262,052,944

See Notes to Financial Statements

9

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09 (unaudited)		Years ended 12/31
			2008		2007	2006	2005	2004

Net asset value, beginning of period	$15.56		$29.51		$23.25	$18.11	$15.61	$12.23
Income (loss) from investment operations
Net investment income (d)	$0.39		$0.62		$0.58	$0.48	$0.31	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	1.17		(9.78)		6.02	5.25	2.35	3.34
Total from investment operations	$1.56		$(9.16)		$6.60	$5.73	$2.66	$3.64
Less distributions declared to shareholders
From net investment income	$(0.85)		$(0.47)		$(0.34)	$(0.59)	$(0.16)	$(0.26)
From net realized gain on investments	—		(4.32)		—	—	—	—
Total distributions declared to shareholders	$(0.85)		$(4.79)		$(0.34)	$(0.59)	$(0.16)	$(0.26)
Net asset value, end of period	$16.27		$15.56		$29.51	$23.25	$18.11	$15.61
Total return (%) (k)(s)	10.87	(n)	(37.16	)(t)	28.53	32.35	17.23	30.37	(b)(v)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.92	(a)	0.86		0.84	0.84	0.86	0.84
Net investment income	5.22	(a)	2.73		2.18	2.41	1.87	2.25
Portfolio turnover	40		63		90	93	96	103
Net assets at end of period (000 Omitted)	$175,447		$178,805		$381,498	$377,354	$344,717	$328,541

See Notes to Financial Statements

10

MFS Utilities Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09 (unaudited)		Years ended 12/31
			2008		2007	2006	2005	2004

Net asset value, beginning of period	$15.41		$29.28		$23.09	$18.01	$15.53	$12.18
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.57		$0.52	$0.42	$0.27	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.16		(9.71)		5.97	5.22	2.35	3.32
Total from investment operations	$1.53		$(9.14)		$6.49	$5.64	$2.62	$3.58
Less distributions declared to shareholders
From net investment income	$(0.79)		$(0.41)		$(0.30)	$(0.56)	$(0.14)	$(0.23)
From net realized gain on investments	—		(4.32)		—	—	—	—
Total distributions declared to shareholders	$(0.79)		$(4.73)		$(0.30)	$(0.56)	$(0.14)	$(0.23)
Net asset value, end of period	$16.15		$15.41		$29.28	$23.09	$18.01	$15.53
Total return (%) (k)(s)	10.77	(n)	(37.31	)(t)	28.24	31.96	16.97	30.01	(b)(v)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.17	(a)	1.12		1.08	1.09	1.11	1.09
Net investment income	5.01	(a)	2.57		1.93	2.12	1.62	2.01
Portfolio turnover	40		63		90	93	96	103
Net assets at end of period (000 Omitted)	$88,566		$83,248		$126,288	$78,660	$47,240	$32,599

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have been lower by approximately 1.01%.

(v)	The fund’s total return calculation includes a net increase from gains realized on the disposal of investments in violation of the fund’s investment restrictions. The gains resulted in an increase in net asset value of $0.00278 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund’s ending net asset value per share, the total return for the year ended December 31, 2004 would have been approximately 30.35% and 29.99% for the Initial Class and the Service Class shares, respectively.

See Notes to Financial Statements

11

MFS Utilities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the

12

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$170,067,401	$2,108,000	$—	$172,175,401
Spain	14,071,130	—	—	14,071,130
Brazil	11,474,889	—	—	11,474,889
Germany	10,658,368	—	—	10,658,368
Israel	8,058,712	—	—	8,058,712
Czech Republic	6,203,273	—	—	6,203,273
Canada	5,958,664	—	—	5,958,664
United Kingdom	5,815,565	—	—	5,815,565
Netherlands	4,477,241	—	—	4,477,241
Other Countries	15,171,608	—	—	15,171,608
Corporate Bonds	—	8,461,850	—	8,461,850
Commercial Mortgage-Backed Securities	—	34,991	—	34,991
Foreign Bonds	—	536,825	—	536,825
Mutual Funds	416,536	—	—	416,536
Total Investments	$252,373,387	$11,141,666	$—	$263,515,053

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(1,079,331)	$—	$(1,079,331)

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

13

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts not accounted for as Hedging Instruments Under FAS 133	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	$87,291	Payable for forward foreign currency exchange contracts	$(1,166,622)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$1,193,942

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Futures Contracts
Foreign Exchange Contracts	$(2,054,268)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk

14

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

15

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, wash sale loss deferrals, foreign currency transactions and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$7,383,972
Long-term capital gain	70,210,257
Total distributions	$77,594,229

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$305,499,115
Gross appreciation	13,406,512
Gross depreciation	(55,390,574)
Net unrealized appreciation (depreciation)	$(41,984,062)

As of 12/31/08
Undistributed ordinary income	13,088,056
Capital loss carryforwards	(18,412,487)
Other temporary differences	(251,733)
Net unrealized appreciation (depreciation)	(88,220,909)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(18,412,487)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$8,907,826	$5,508,025	$—	$50,644,712
Service Class	4,185,236	1,870,950	—	19,570,542
Total	$13,093,062	$7,378,975	$—	$70,215,254

16

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0448% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,189 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $97,221,526 and $104,699,943, respectively.

17

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	68,215	$1,051,323	288,875	$6,892,701
Service Class	384,180	5,803,441	1,529,033	33,924,835
	452,395	$6,854,764	1,817,908	$40,817,536
Shares issued to shareholders in reinvestment of distributions
Initial Class	634,009	$8,907,826	2,247,908	$56,152,737
Service Class	300,017	4,185,236	865,623	21,441,492
	934,026	$13,093,062	3,113,531	$77,594,229
Shares reacquired
Initial Class	(1,413,263)	$(20,971,105)	(3,972,057)	$(88,256,964)
Service Class	(602,139)	(8,900,716)	(1,305,000)	(26,214,441)
	(2,015,402)	$(29,871,821)	(5,277,057)	$(114,471,405)
Net change
Initial Class	(711,039)	$(11,011,956)	(1,435,274)	$(25,211,526)
Service Class	82,058	1,087,961	1,089,656	29,151,886
	(628,981)	$(9,923,995)	(345,618)	$3,940,360

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $1,403 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	35,127,759	(34,711,223)	416,536

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,940	$416,536

18

MFS Utilities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	34.5%
High Yield Corporates	28.6%
Non-U.S. Government Bonds	19.7%
Emerging Markets Bonds	6.1%
U.S. Treasury Securities	5.3%
Commercial Mortgage-Backed Securities	4.7%
U.S. Government Agencies	2.4%
Floating Rate Loans	2.0%
Mortgage-Backed Securities	1.0%
Asset-Backed Securities	0.5%
Collateralized Debt Obligations	0.1%

Credit quality of bonds (r)
AAA	16.9%
AA	11.2%
A	13.7%
BBB	24.6%
BB	11.0%
B	14.6%
CCC	5.9%
CC	0.8%
C (o)	0.0%
D	0.4%
Not Rated	0.9%

Portfolio facts
Average Duration (d)(i)	4.8
Average Effective Maturity (i)(m)	6.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	62.1%
Japan	5.0%
Germany	3.9%
Canada	3.6%
France	3.5%
United Kingdom	3.5%
Spain	2.6%
Italy	2.6%
Netherlands	2.3%
Other Countries	10.9%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.90%	$1,000.00	$1,131.00	$4.76
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,130.28	$6.07
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.6%
Aerospace – 0.5%
Bombardier, Inc., 6.3%, 2014 (n)	$ 100,000	$87,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	40,000	20,585
TransDigm Group, Inc., 7.75%, 2014	30,000	28,500
Vought Aircraft Industries, Inc., 8%, 2011	160,000	100,000

		$236,585

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014	$ 126,000	$89,460

Asset Backed & Securitized – 5.3%
Anthracite Ltd., CDO, 6%, 2037 (z)	$ 200,000	$16,000
ARCap REIT, Inc., CDO, “H”, 6.086%, 2045 (z)	200,000	12,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.107%, 2040 (z)	250,000	92,175
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	145,519	141,153
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	119,685	118,789
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	2,417	2,292
Crest Ltd., CDO, 7%, 2040	270,000	20,250
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	250,000	249,995
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	265,000	258,034
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	132,500
Falcon Franchise Loan LLC, FRN, 3.311%, 2023 (i)(z)	518,787	28,637
Falcon Franchise Loan LLC, FRN, 4%, 2025 (i)(z)	622,966	44,417
First Union-Lehman Brothers Bank of America, FRN, 0.568%, 2035 (i)	2,629,897	40,221
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	99,317	99,271
GMAC LLC, FRN, 6.02%, 2033 (z)	350,000	274,143
Morgan Stanley Capital I, Inc., FRN, 1.299%, 2039 (i)(z)	2,432,602	48,166
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013 (z)	411,000	337,165
Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032 (z)	530,129	514,584

		$2,429,792

Automotive – 1.2%
Accuride Corp., 8.5%, 2015	$ 35,000	$7,000
Allison Transmission, Inc., 11%, 2015 (n)	155,000	122,450
FCE Bank PLC, 7.125%, 2012	EUR 150,000	177,811
Ford Motor Credit Co. LLC, 9.75%, 2010	$ 100,000	95,790
Ford Motor Credit Co. LLC, 12%, 2015	100,000	93,516
Johnson Controls, Inc., 5.25%, 2011	60,000	60,651

		$557,218

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 1.3%
Allbritton Communications Co., 7.75%, 2012	$116,000	$89,610
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)	85,000	8,500
Clear Channel Communications, Inc., 10.75%, 2016	30,000	9,300
Lamar Media Corp., “C”, 6.625%, 2015	70,000	59,150
LBI Media, Inc., 8.5%, 2017 (z)	55,000	28,944
LIN TV Corp., 6.5%, 2013	95,000	68,400
Local TV Finance LLC, 9.25%, 2015 (p)(z)	126,000	20,685
Newport Television LLC, 13%, 2017 (n)(p)	110,000	7,436
News America, Inc., 6.4%, 2035	220,000	192,552
Nexstar Broadcasting Group, Inc., 7%, 2014	30,000	11,025
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	89,198	25,303
Univision Communications, Inc., 12%, 2014 (z)	5,000	4,913
Univision Communications, Inc., 9.75%, 2015 (n)(p)	145,000	79,768

		$605,586

Brokerage & Asset Managers – 0.3%
Janus Capital Group, Inc., 6.95%, 2017	$70,000	$61,130
Nuveen Investments, Inc., 10.5%, 2015 (n)	120,000	82,800

		$143,930

Building – 1.8%
Associated Materials, Inc., 11.25%, 2014	$50,000	$22,000
Building Materials Corp. of America, 7.75%, 2014	70,000	62,300
CRH PLC, 8.125%, 2018	320,000	308,066
Lafarge S.A., 6.15%, 2011	330,000	333,542
Nortek, Inc., 10%, 2013	50,000	40,125
Nortek, Inc., 8.5%, 2014	40,000	11,400
Ply Gem Industries, Inc., 11.75%, 2013	40,000	25,800

		$803,233

Business Services – 0.5%
First Data Corp., 9.875%, 2015	$115,000	$81,650
Iron Mountain, Inc., 6.625%, 2016	60,000	53,700
SunGard Data Systems, Inc., 10.25%, 2015	106,000	97,918

		$233,268

Cable TV – 2.4%
CCO Holdings LLC, 8.75%, 2013	$140,000	$133,000
Charter Communications, Inc., 8.375%, 2014 (n)	50,000	47,875
Charter Communications, Inc., 10.875%, 2014 (n)	25,000	25,875
CSC Holdings, Inc., 6.75%, 2012	80,000	77,200
CSC Holdings, Inc., 8.5%, 2014 (n)	25,000	24,781
DirectTV Holdings LLC, 7.625%, 2016	130,000	126,425
Mediacom LLC, 9.5%, 2013	40,000	38,100
TCI Communications, Inc., 9.8%, 2012	245,000	275,798

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Time Warner Cable, Inc., 8.25%, 2019	$190,000	$215,577
Videotron LTEE, 6.875%, 2014	20,000	18,500
Virgin Media, Inc., 9.125%, 2016	100,000	96,250

		$1,079,381

Chemicals – 1.8%
Dow Chemical Co., 8.55%, 2019	$260,000	$260,463
Innophos Holdings, Inc., 8.875%, 2014	90,000	82,350
Momentive Performance Materials, Inc., 12.5%, 2014 (z)	45,000	35,775
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	57,806	21,355
Momentive Performance Materials, Inc., 11.5%, 2016	26,000	7,280
Nalco Co., 7.75%, 2011	26,000	26,000
Nalco Finance Holdings, Inc., 9%, 2014	115,000	112,700
Yara International A.S.A., 5.25%, 2014 (n)	310,000	296,449

		$842,372

Conglomerates – 0.5%
American Standard Cos., Inc., 7.625%, 2010	$225,000	$228,830

Construction – 0.6%
Lennar Corp., 5.125%, 2010	$270,000	$259,200
Lennar Corp., 12.25%, 2017 (n)	30,000	31,500

		$290,700

Consumer Goods & Services – 2.2%
Fortune Brands, Inc., 5.125%, 2011	$244,000	$244,917
Hasbro, Inc., 6.125%, 2014	40,000	41,118
Jarden Corp., 7.5%, 2017	35,000	30,625
KAR Holdings, Inc., 10%, 2015	55,000	45,100
KAR Holdings, Inc., FRN, 5.027%, 2014	35,000	26,338
Service Corp. International, 7%, 2017	135,000	122,175
Ticketmaster, 10.75%, 2016 (n)	40,000	35,600
Western Union Co., 5.4%, 2011	330,000	344,897
Whirlpool Corp., 8%, 2012	91,000	94,183

		$984,953

Containers – 0.6%
Graham Packaging Holdings Co., 9.875%, 2014	$100,000	$93,000
Greif, Inc., 6.75%, 2017	125,000	114,688
Owens-Brockway Glass Container, Inc., 8.25%, 2013	65,000	65,325

		$273,013

Defense Electronics – 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$312,000	$310,093
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	61,344
L-3 Communications Corp., 5.875%, 2015	50,000	44,375

		$415,812

Electronics – 0.3%
Avago Technologies Ltd., 11.875%, 2015	$40,000	$39,900
Flextronics International Ltd., 6.25%, 2014	33,000	30,855

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – continued
Freescale Semiconductor, Inc., 8.875%, 2014	$70,000	$35,350
Spansion, Inc., 11.25%, 2016 (d)(n)	55,000	13,819

		$119,924

Emerging Market Quasi-Sovereign – 3.1%
BNDES S.A., 6.5%, 2019 (z)	$197,000	$197,394
Industrial Bank of Korea, 7.125%, 2014 (n)	103,000	106,209
National Power Corp., 7.25%, 2019 (n)	100,000	100,750
National Power Corp., FRN, 4.911%, 2011	47,000	46,956
Pemex Project Funding Master Trust, 5.75%, 2018	155,000	142,600
Petrobras International Finance Co., 7.875%, 2019	100,000	109,000
Qtel International Finance Ltd., 6.5%, 2014 (z)	101,000	102,657
Qtel International Finance Ltd., 7.875%, 2019 (z)	100,000	101,738
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	250,000	245,148
RSHB Capital S.A., 9%, 2014 (z)	110,000	111,100
TDIC Finance Ltd., 6.5%, 2014 (z)	161,000	161,403

		$1,424,955

Emerging Market Sovereign – 1.1%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$100,000	$103,296
Republic of Argentina, FRN, 1.683%, 2009	21,822	21,298
Republic of Argentina, FRN, 1.683%, 2012	63,338	40,283
Republic of Panama, 7.25%, 2015	103,000	112,270
Republic of Uruguay, 8%, 2022	100,000	104,500
State of Qatar, 6.55%, 2019 (n)	101,000	103,399

		$485,046

Energy – Independent – 3.5%
Anadarko Finance Co., 6.75%, 2011	$180,000	$187,344
Chaparral Energy, Inc., 8.875%, 2017	80,000	49,600
Chesapeake Energy Corp., 6.375%, 2015	125,000	111,250
EnCana Corp., 6.5%, 2019	100,000	107,201
Forest Oil Corp., 8.5%, 2014 (n)	20,000	19,650
Forest Oil Corp., 7.25%, 2019	95,000	85,025
Hilcorp Energy I LP, 9%, 2016 (n)	115,000	100,050
Mariner Energy, Inc., 8%, 2017	105,000	87,150
McMoRan Exploration Co., 11.875%, 2014	45,000	38,081
Newfield Exploration Co., 6.625%, 2014	60,000	55,275
Nexen, Inc., 6.4%, 2037	280,000	257,169
OPTI Canada, Inc., 8.25%, 2014	120,000	79,200
Penn Virginia Corp., 10.375%, 2016	35,000	35,613
Petrohawk Energy Corp., 10.5%, 2014 (n)	40,000	40,900
Plains Exploration & Production Co., 7%, 2017	125,000	109,375
Quicksilver Resources, Inc., 8.25%, 2015	25,000	22,250
Quicksilver Resources, Inc., 7.125%, 2016	135,000	105,300
Range Resources Corp., 8%, 2019	30,000	29,513
SandRidge Energy, Inc., 9.875%, 2016 (n)	15,000	14,475
SandRidge Energy, Inc., 8%, 2018 (n)	80,000	68,400
Talisman Energy, Inc., 7.75%, 2019	20,000	22,156

		$1,624,977

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 0.8%
Hess Corp., 8.125%, 2019	$60,000	$68,307
Husky Energy, Inc., 7.25%, 2019	126,000	137,664
Petro-Canada, 5%, 2014	170,000	169,138

		$375,109

Entertainment – 0.3%
AMC Entertainment, Inc., 11%, 2016	$65,000	$62,888
AMC Entertainment, Inc., 8.75%, 2019 (n)	55,000	51,700
Time Warner, Inc., 6.5%, 2036	20,000	17,514

		$132,102

Financial Institutions – 1.5%
General Electric Capital Corp., FRN, 1.157%, 2012	$170,000	$153,362
GMAC LLC, 6.875%, 2011 (n)	130,000	113,750
GMAC LLC, 7%, 2012 (n)	35,000	29,680
GMAC LLC, 6.75%, 2014 (n)	50,000	39,250
GMAC LLC, 8%, 2031 (n)	66,000	46,200
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	300,000	111,000
ORIX Corp., 5.48%, 2011	200,000	184,283

		$677,525

Food & Beverages – 2.2%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$220,000	$240,604
ARAMARK Corp., 8.5%, 2015	50,000	48,500
B&G Foods, Inc., 8%, 2011	80,000	79,400
Conagra Foods, Inc., 7%, 2019	30,000	32,888
Dean Foods Co., 7%, 2016	65,000	59,313
Del Monte Corp., 6.75%, 2015	90,000	85,275
General Mills, Inc., 5.65%, 2019	50,000	52,258
Kraft Foods, Inc., 6.125%, 2018	170,000	176,053
Michael Foods, Inc., 8%, 2013	110,000	107,250
Tyson Foods, Inc., 7.85%, 2016	120,000	115,711

		$997,252

Food & Drug Stores – 0.2%
CVS Caremark Corp., 5.75%, 2017	$43,000	$43,222
CVS Caremark Corp., 6.6%, 2019	40,000	42,740

		$85,962

Forest & Paper Products – 1.3%
Buckeye Technologies, Inc., 8%, 2010	$7,000	$6,860
Buckeye Technologies, Inc., 8.5%, 2013	240,000	223,200
Georgia-Pacific Corp., 7.125%, 2017 (n)	60,000	55,800
Georgia-Pacific Corp., 8%, 2024	35,000	29,750
Graphic Packaging International Corp., 9.5%, 2013	40,000	38,200
Jefferson Smurfit Corp., 8.25%, 2012 (d)	40,000	15,000
Millar Western Forest Products Ltd., 7.75%, 2013	125,000	57,500
NewPage Holding Corp., 10%, 2012	50,000	24,000
Smurfit-Stone Container Corp., 8%, 2017 (d)	24,000	8,880
Stora Enso Oyj, 6.404%, 2016 (n)	160,000	118,400

		$577,590

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – 1.6%
Boyd Gaming Corp., 6.75%, 2014	$ 65,000	$52,650
Firekeepers Development Authority, 13.875%, 2015 (n)	65,000	59,963
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	95,000	3,563
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	20,000	18,900
Harrah’s Operating Co., Inc., 10%, 2018 (n)	122,000	70,150
Harrah’s Operating Co., Inc., 10%, 2018 (n)	4,000	2,300
Host Hotels & Resorts, Inc., 7.125%, 2013	30,000	28,200
Host Hotels & Resorts, Inc., 6.75%, 2016	30,000	26,025
Host Hotels & Resorts, Inc., 9%, 2017 (n)	15,000	14,288
MGM Mirage, 6.75%, 2013	60,000	40,050
MGM Mirage, 10.375%, 2014 (n)	5,000	5,188
MGM Mirage, 7.5%, 2016	60,000	38,925
MGM Mirage, 11.125%, 2017 (n)	20,000	21,200
Pinnacle Entertainment, Inc., 7.5%, 2015	145,000	123,975
Royal Caribbean Cruises Ltd., 7%, 2013	45,000	39,319
Scientific Games Corp., 6.25%, 2012	65,000	61,994
Station Casinos, Inc., 6%, 2012 (d)	50,000	17,250
Station Casinos, Inc., 6.5%, 2014 (d)	150,000	3,000
Station Casinos, Inc., 6.875%, 2016 (d)	140,000	3,500
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	130,000	16,088
Wyndham Worldwide Corp., 6%, 2016	90,000	70,389

		$716,917

Industrial – 0.4%
Baldor Electric Co., 8.625%, 2017	$ 45,000	$41,625
JohnsonDiversey, Inc., 9.625%, 2012	EUR 35,000	44,435
Steelcase, Inc., 6.5%, 2011	$ 117,000	117,132

		$203,192

Insurance – 1.9%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR 248,000	$248,753
ING Groep N.V., 5.775% to 2015, FRN to 2049	$ 490,000	286,650
Metropolitan Life Global Funding, 5.125%, 2014 (n)	80,000	79,377
Principal Financial Group, Inc., 8.875%, 2019	130,000	136,476
Prudential Financial, Inc., 6.2%, 2015	130,000	127,087

		$878,343

Insurance – Property & Casualty – 1.1%
Ace INA Holdings, Inc., 5.9%, 2019	$ 40,000	$40,094
Allstate Corp., 7.45%, 2019	60,000	64,912
AXIS Capital Holdings Ltd., 5.75%, 2014	375,000	337,955
USI Holdings Corp., 9.75%, 2015 (z)	75,000	50,250

		$493,211

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – 3.4%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 120,000	$109,867
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$ 230,000	251,902
ING Bank N.V., 3.9%, 2014 (n)	190,000	193,427
Landwirtschaftliche Rentenbank, 4.125%, 2013	230,000	240,113
LeasePlan Corp. N.V., 3%, 2012 (n)	90,000	91,036
Royal Bank of Scotland PLC, FRN, 1.637%, 2012 (n)	296,000	298,210
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	268,000	268,668
Swedbank AB, 2.8%, 2012 (n)	100,000	101,196

		$1,554,419

International Market Sovereign – 15.6%
Federal Republic of Germany, 5.25%, 2010	EUR 212,000	$310,311
Federal Republic of Germany, 3.75%, 2015	EUR 276,000	407,549
Federal Republic of Germany, 4.25%, 2018	EUR 102,000	153,852
Federal Republic of Germany, 6.25%, 2030	EUR 139,000	244,158
Government of Canada, 4.5%, 2015	CAD 162,000	152,787
Government of Canada, 5.75%, 2033	CAD 53,000	57,938
Government of Japan, 1.5%, 2012	JPY 21,000,000	224,793
Government of Japan, 1.3%, 2014	JPY 45,000,000	479,326
Government of Japan, 1.7%, 2017	JPY 63,000,000	684,379
Government of Japan, 2.2%, 2027	JPY 20,000,000	214,348
Government of Japan, 2.4%, 2037	JPY 21,000,000	227,894
Kingdom of Belgium, 5.5%, 2017	EUR 124,000	195,306
Kingdom of Netherlands, 3.75%, 2014	EUR 164,000	239,746
Kingdom of Spain, 5.35%, 2011	EUR 484,000	733,691
Republic of Austria, 4.65%, 2018	EUR 167,000	245,608
Republic of France, 4.75%, 2012	EUR 138,000	209,508
Republic of France, 6%, 2025	EUR 116,000	196,904
Republic of France, 4.75%, 2035	EUR 186,000	275,482
Republic of Greece, 3.6%, 2016	EUR 64,000	86,948
Republic of Ireland, 4.6%, 2016	EUR 177,000	245,811
Republic of Italy, 4.75%, 2013	EUR 281,000	420,502
Republic of Italy, 5.25%, 2017	EUR 319,000	489,235
Republic of Portugal, 4.45%, 2018	EUR 57,000	81,333
United Kingdom Treasury, 8%, 2015	GBP 144,000	306,451
United Kingdom Treasury, 8%, 2021	GBP 54,000	124,613
United Kingdom Treasury, 4.25%, 2036	GBP 75,000	120,151

		$7,128,624

Local Authorities – 1.0%
California, (Build America Bonds), 7.55%, 2039	$ 155,000	$141,110
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043	160,000	158,648
Province of Ontario, 5.45%, 2016	145,000	154,742

		$454,500

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – 0.6%
Atlas Copco AB, 5.6%, 2017 (n)	$214,000	$205,805
Case New Holland, Inc., 7.125%, 2014	75,000	68,438

		$274,243

Major Banks – 3.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$460,000	$230,000
Bank of America Corp., 7.375%, 2014	65,000	67,146
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	108,000	70,302
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	73,000
Credit Suisse New York, 5.5%, 2014	130,000	135,062
Goldman Sachs Group, Inc., 6%, 2014	90,000	93,929
Goldman Sachs Group, Inc., 7.5%, 2019	153,000	163,828
Merrill Lynch & Co., Inc., 6.4%, 2017	90,000	79,673
Morgan Stanley, 6.75%, 2011	150,000	157,135
Morgan Stanley, 6%, 2014	100,000	101,247
Morgan Stanley, 7.3%, 2019	100,000	103,695
Natixis S.A., 10% to 2018, FRN to 2049 (n)	200,000	119,976
Royal Bank of Scotland Group PLC, 9.118%, 2049	207,000	168,705
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	290,000	186,758

		$1,750,456

Medical & Health Technology & Services – 3.8%
Biomet, Inc., 10%, 2017	$60,000	$61,050
Biomet, Inc., 11.625%, 2017	85,000	83,300
Cardinal Health, Inc., 5.8%, 2016	201,000	194,557
Community Health Systems, Inc., 8.875%, 2015	125,000	122,500
Cooper Cos., Inc., 7.125%, 2015	55,000	51,288
DaVita, Inc., 6.625%, 2013	33,000	31,103
DaVita, Inc., 7.25%, 2015	119,000	111,860
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	36,488
HCA, Inc., 6.375%, 2015	60,000	48,750
HCA, Inc., 9.25%, 2016	220,000	216,700
HCA, Inc., 8.5%, 2019 (n)	40,000	39,200
Hospira, Inc., 5.55%, 2012	110,000	114,600
Hospira, Inc., 6.05%, 2017	100,000	97,660
McKesson Corp., 5.7%, 2017	90,000	89,915
Owens & Minor, Inc., 6.35%, 2016	170,000	148,753
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	10,000	9,150
Psychiatric Solutions, Inc., 7.75%, 2015	75,000	68,625
U.S. Oncology, Inc., 10.75%, 2014	75,000	74,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)	75,000	70,688
Universal Hospital Services, Inc., FRN, 4.635%, 2015	20,000	16,100
VWR Funding, Inc., 10.25%, 2015 (p)	65,000	51,350

		$1,737,887

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – 1.3%
Arch Western Finance LLC, 6.75%, 2013	$95,000	$86,688
BHP Billiton Finance Ltd., 6.5%, 2019	60,000	66,632
FMG Finance Ltd., 10.625%, 2016 (n)	105,000	100,800
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	125,000	125,938
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	55,000	51,483
Peabody Energy Corp., 7.375%, 2016	15,000	14,175
Peabody Energy Corp., “B”, 6.875%, 2013	100,000	99,000
Rio Tinto Finance USA Ltd., 5.875%, 2013	40,000	40,251

		$584,967

Mortgage Backed – 1.0%
Fannie Mae, 6.5%, 2032	$183,411	$197,056
Fannie Mae, 5.5%, 2034 (f)	260,915	270,738

		$467,794

Natural Gas – Distribution – 0.8%
AmeriGas Partners LP, 7.125%, 2016	$100,000	$91,500
EQT Corp., 8.125%, 2019	190,000	203,370
Inergy LP, 6.875%, 2014	85,000	77,350

		$372,220

Natural Gas – Pipeline – 2.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$50,000	$35,750
Atlas Pipeline Partners LP, 8.75%, 2018	65,000	44,525
CenterPoint Energy, Inc., 7.875%, 2013	228,000	243,200
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	80,000	78,511
El Paso Corp., 8.25%, 2016	55,000	53,488
El Paso Corp., 7.25%, 2018	65,000	60,014
Energy Transfer Partners LP, 8.5%, 2014	20,000	22,433
Kinder Morgan Energy Partners LP, 6%, 2017	200,000	198,413
Kinder Morgan Finance Corp., 5.35%, 2011	262,000	256,760
MarkWest Energy Partners LP, 6.875%, 2014 (n)	45,000	37,125
Spectra Energy Capital LLC, 8%, 2019	164,000	173,112
Williams Partners LP, 7.25%, 2017	65,000	59,313

		$1,262,644

Network & Telecom – 3.4%
AT&T, Inc., 5.8%, 2019	$150,000	$152,296
Cincinnati Bell, Inc., 8.375%, 2014	120,000	111,000
Citizens Communications Co., 9.25%, 2011	38,000	39,615
Deutsche Telekom International Finance B.V., 8.5%, 2010	137,000	144,078
France Telecom, 4.375%, 2014	120,000	120,933
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	115,000	110,975
Qwest Communications International, Inc., 7.25%, 2011	40,000	38,800
Qwest Corp., 7.5%, 2014	140,000	133,525
Telecom Italia Capital, 4.875%, 2010	60,000	60,608
Telefonica Europe B.V., 7.75%, 2010	260,000	274,268
Telefonica S.A., 5.877%, 2019	150,000	154,649

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
Verizon Communications, Inc., 8.75%, 2018	$140,000	$165,827
Windstream Corp., 8.625%, 2016	70,000	67,025

		$1,573,599

Oil Services – 0.4%
Smith International, Inc., 9.75%, 2019	$160,000	$184,813

Other Banks & Diversified Financials – 3.0%
American Express Centurion Bank, 5.2%, 2010	$250,000	$251,251
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012 (z)	137,500	119,633
Capital One Bank, 8.8%, 2019	250,000	255,406
Citigroup, Inc., 8.5%, 2019	88,000	89,517
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	100,000	75,500
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	178,186
Swedbank AB, 9% to 2010, FRN to 2049 (n)	190,000	97,613
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	159,300
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	164,635

		$1,391,041

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$87,000	$89,987

Pollution Control – 0.4%
Allied Waste North America, Inc., 7.125%, 2016	$205,000	$206,025

Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 9.75%, 2014 (n)	$20,000	$20,700
Teck Resources Ltd., 10.75%, 2019 (n)	45,000	48,375

		$69,075

Printing & Publishing – 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$5,902	$2,471
American Media Operations, Inc., 14%, 2013 (p)(z)	61,626	20,319
Dex Media West LLC, 9.875%, 2013 (d)	183,000	27,908
Idearc, Inc., 8%, 2016 (d)	59,000	1,549
Nielsen Finance LLC, 10%, 2014	80,000	75,700
Nielsen Finance LLC, 11.5%, 2016 (n)	40,000	38,900
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	134,000	86,095
Quebecor World, Inc., 6.125%, 2013 (d)	55,000	4,675
Tribune Co., 5.25%, 2015 (d)	60,000	3,000

		$260,617

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$25,000	$23,250
Panama Canal Railway Co., 7%, 2026 (n)	98,200	68,740

		$91,990

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – 0.7%
Simon Property Group, Inc., REIT, 6.1%, 2016	$330,000	$307,958

Retailers – 1.7%
Couche-Tard, Inc., 7.5%, 2013	$135,000	$131,625
Dollar General Corp., 11.875%, 2017 (p)	15,000	16,200
Limited Brands, Inc., 5.25%, 2014	165,000	140,275
Macy’s Retail Holdings, Inc., 5.75%, 2014	50,000	42,512
Macy’s Retail Holdings, Inc., 7.875%, 2015	200,000	193,542
Neiman Marcus Group, Inc., 10.375%, 2015	25,000	14,625
Rite Aid Corp., 9.75%, 2016 (n)	35,000	35,000
Rite Aid Corp., 7.5%, 2017	35,000	27,388
Sally Beauty Holdings, Inc., 10.5%, 2016	40,000	39,600
Staples, Inc., 9.75%, 2014	140,000	156,370

		$797,137

Specialty Chemicals – 0.2%
Ashland, Inc., 9.125%, 2017 (n)	$75,000	$78,000

Specialty Stores – 0.2%
Michaels Stores, Inc., 10%, 2014	$10,000	$8,400
Payless ShoeSource, Inc., 8.25%, 2013	85,000	78,625

		$87,025

Supermarkets – 0.7%
Delhaize Group, 5.875%, 2014	$150,000	$154,003
Safeway, Inc., 4.95%, 2010	112,000	114,299
SUPERVALU, Inc., 8%, 2016	35,000	33,950

		$302,252

Supranational – 0.7%
Central American Bank, 4.875%, 2012 (n)	$305,000	$305,476

Telecommunications – Wireless – 2.1%
Cricket Communications, Inc., 7.75%, 2016 (z)	$35,000	$33,688
Crown Castle International Corp., 9%, 2015	35,000	35,613
Crown Castle International Corp., 7.75%, 2017 (n)	25,000	24,375
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	55,000	55,275
MetroPCS Wireless, Inc., 9.25%, 2014	90,000	89,438
Nextel Communications, Inc., 6.875%, 2013	35,000	28,963
Rogers Cable, Inc., 5.5%, 2014	164,000	170,097
Sprint Nextel Corp., 8.375%, 2012	135,000	132,975
Sprint Nextel Corp., 8.75%, 2032	30,000	24,150
Vodafone Group PLC, 5.375%, 2015	270,000	275,409
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	106,000	106,000

		$975,983

Telephone Services – 0.1%
Frontier Communications Corp., 8.25%, 2014	$50,000	$47,250

Tobacco – 1.2%
Alliance One International, Inc., 10%, 2016 (z)	$35,000	$33,163
Altria Group, Inc., 9.25%, 2019	210,000	235,811

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – continued
Lorillard Tobacco Co., 8.125%, 2019	$63,000	$65,190
Reynolds American, Inc., 6.75%, 2017	240,000	224,089

		$558,253

Transportation – 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$137,818	$128,170

Transportation – Services – 0.2%
Hertz Corp., 8.875%, 2014	$115,000	$105,800

U.S. Government Agencies and Equivalents – 2.4%
Small Business Administration, 4.34%, 2024	$259,899	$265,312
Small Business Administration, 4.77%, 2024	202,994	210,183
Small Business Administration, 4.86%, 2025	276,887	287,917
Small Business Administration, 4.625%, 2025	156,393	161,228
Small Business Administration, 5.11%, 2025	146,688	152,824

		$1,077,464

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bonds, 4.5%, 2036	$12,000	$12,362

Utilities – Electric Power – 4.3%
AES Corp., 8%, 2017	$105,000	$97,650
Beaver Valley Funding Corp., 9%, 2017	339,000	334,603
Calpine Corp., 8%, 2016 (n)	55,000	52,663
Consumers Energy Co., 6.7%, 2019	40,000	43,537
Dynegy Holdings, Inc., 7.5%, 2015	80,000	66,700
Dynegy Holdings, Inc., 7.75%, 2019	35,000	27,256
Edison Mission Energy, 7%, 2017	85,000	65,238
FirstEnergy Corp., 6.45%, 2011	207,000	216,058
HQI Transelec Chile S.A., 7.875%, 2011	200,000	208,312
Mirant North America LLC, 7.375%, 2013	110,000	105,600
NRG Energy, Inc., 7.375%, 2016	135,000	127,744
Pacific Gas & Electric Co., 4.2%, 2011	125,000	128,990
Progress Energy, Inc., 6.05%, 2014	120,000	126,184
PSEG Power LLC, 7.75%, 2011	170,000	181,948
Texas Competitive Electric Holdings LLC, 10.25%, 2015	275,000	171,188

		$1,953,671

Total Bonds (Identified Cost, $48,275,998)		$44,197,940

FLOATING RATE LOANS (g)(r) – 2.0%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.59%, 2014	$6,814	$4,612
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.4%, 2014	154,751	104,747

		$109,359

Automotive – 0.4%
Accuride Corp., Term Loan, 3%, 2012	$10,170	$7,861
Allison Transmission, Inc., Term Loan B, 3.07%, 2014	84,910	67,109

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Automotive – continued
Federal-Mogul Corp., Term Loan B, 2.25%, 2014	$83,615	$55,604
Ford Motor Co., Term Loan, 3.59%, 2013	48,242	34,782

		$165,356

Broadcasting – 0.1%
Gray Television, Inc., Term Loan, 3.82%, 2014	$38,241	$23,446
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	32,339	15,326
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	61,672	29,228

		$68,000

Building – 0.0%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$11,292	$9,801

Business Services – 0.2%
First Data Corp., Term Loan B-1, 3.06%, 2014	$106,727	$79,778

Cable TV – 0.1%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$48,822	$43,970

Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.07%, 2013	$33,640	$24,456

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.87%, 2014	$74,178	$9,272
MGM Mirage, Term Loan, 2011 (o)	24,030	18,578

		$27,850

Printing & Publishing – 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$128,174	$38,292

Specialty Chemicals – 0.1%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$12,923	$13,299
LyondellBasell, DIP Term Loan B-3, 5.82%, 2014	12,910	10,691
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.81%, 2014 (o)	1,072	464
LyondellBasell, Dutch Tranche Term Loan, 3.81%, 2014 (o)	2,519	1,090
LyondellBasell, German Tranche Term Loan B-1, 4.06%, 2014 (o)	3,077	1,332
LyondellBasell, German Tranche Term Loan B-2, 4.06%, 2014 (o)	3,077	1,332

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Specialty Chemicals – continued
LyondellBasell, German Tranche Term Loan B-3, 4.06%, 2014 (o)	$3,077	$1,332
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.81%, 2014 (o)	4,019	1,740
LyondellBasell, U.S. Tranche Term Loan, 3.81%, 2014 (o)	7,658	3,315
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	13,352	5,780
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	13,352	5,780
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	13,352	5,780

		$51,935

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.67%, 2013	$62,232	$49,250

Utilities – Electric Power – 0.5%
Calpine Corp., Term Loan, 3.47%, 2014	$66,504	$58,727
NRG Energy, Inc., Synthetic Letter of Credit, 2.34%, 2013	14,203	13,335
NRG Energy, Inc., Term Loan, 2.01%, 2013	26,594	24,968
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.82%, 2014 (o)	191,010	136,118

		$233,148

Total Floating Rate Loans (Identified Cost, $1,160,042)		$901,195

COMMON STOCKS – 0.0%
Printing & Publishing – 0.0%
American Media, Inc. (Identified Cost, $2,418) (a)	$1,130	$1,514

PREFERRED STOCKS – 0.0%
Financial Institutions – 0.0%
Preferred Blocker, Inc., 7% (Identified Cost, $29,260) (z)	38	$16,342

MONEY MARKET FUNDS (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	321,473	$321,473

Total Investments (Identified Cost, $49,789,191)		$45,438,464

OTHER ASSETS, LESS LIABILITIES – 0.7%		300,672

Net Assets – 100.0%		$45,739,136

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,805,153, representing 14.88% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.086%, 2045	9/21/04	$175,795	$12,000
Alliance One International, Inc., 10%, 2016	6/26/09	33,312	33,163
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/09	3,738	2,471
American Media Operations, Inc., 14%, 2013	1/29/09-4/15/09	33,043	20,319
Anthracite Ltd., CDO, 6%, 2037	5/14/02	173,797	16,000
BNDES S.A., 6.5%, 2019	6/03/09	196,342	197,394
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.107%, 2040	3/01/06	250,000	92,175
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012	3/08/05	137,500	119,633
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	146,246	141,153
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	117,769	118,789
Cricket Communications, Inc., 7.75%, 2016	5/28/09-5/29/09	33,731	33,688
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	260,953	258,034
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	233,050	132,500
Falcon Franchise Loan LLC, FRN, 3.311%, 2023	1/18/02	33,895	28,637
Falcon Franchise Loan LLC, FRN, 4%, 2025	1/29/03	70,151	44,417
GMAC LLC, FRN, 6.02%, 2033	11/17/00	334,605	274,143
LBI Media, Inc., 8.5%, 2017	7/18/07	54,093	28,944
Local TV Finance LLC, 9.25%, 2015	11/09/07-6/01/09	121,927	20,685
Momentive Performance Materials, Inc., 12.5%, 2014	4/15/08-6/16/09	42,972	35,775
Morgan Stanley Capital I, Inc., FRN, 1.299%, 2039	7/20/04	76,848	48,166
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	29,260	16,342
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013	12/06/04	456,290	337,165
Qtel International Finance Ltd., 6.5%, 2014	6/02/09	100,259	102,657
Qtel International Finance Ltd., 7.875%, 2019	6/02/09	98,894	101,738
RSHB Capital S.A., 9%, 2014	6/05/09	112,131	111,100
Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032	1/07/05	609,048	514,584
TDIC Finance Ltd., 6.5%, 2014	6/25/09	160,465	161,403

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Current Market Value
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	$75,863	$50,250
Univision Communications, Inc., 12%, 2014	6/25/09	4,650	4,913
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	106,265	106,000
Total Restricted Securities			$3,164,238
% of Net Assets			6.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLN	Credit-Linked Note

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

SEK	Swedish Krona

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	193,237	7/01/09	$148,556	$155,710	$7,154
SELL	AUD	UBS AG	11,642	7/01/09	9,399	9,381	18
BUY	EUR	UBS AG	382,948	7/20/09	536,206	537,227	1,021
BUY	GBP	Citibank N.A.	12,595	7/15/09	20,643	20,722	79
BUY	GBP	HSBC BANKUSA	22,022	7/15/09	36,224	36,230	6
BUY	JPY	JPMorgan Chase Bank	16,424,533	7/15/09	169,270	170,519	1,249
SELL	JPY	JPMorgan Chase Bank	141,875,162	7/15/09	1,482,716	1,472,942	9,774

							$19,301

Liability Derivatives
SELL	AUD	UBS AG	181,595	7/01/09	$130,837	$146,329	$(15,492)
BUY	CAD	UBS AG	44,632	8/17/09	39,686	38,382	(1,304)
SELL	CAD	UBS AG	428,595	8/17/09	366,678	368,573	(1,895)
SELL	EUR	Deutsche Bank AG	29,222	7/20/09	39,641	40,995	(1,354)
SELL	EUR	HSBC BANKUSA	65,000	7/20/09	90,066	91,186	(1,120)
SELL	EUR	UBS AG	2,325,186	7/20/09	3,155,511	3,261,939	(106,428)
BUY	GBP	Barclays Bank PLC	56,592	7/15/09	93,105	93,105	0
BUY	GBP	UBS AG	11,147	7/15/09	18,344	18,338	(6)
SELL	GBP	Barclays Bank PLC	242,173	7/15/09	366,931	398,419	(31,488)
SELL	GBP	Deutsche Bank AG	194,749	7/15/09	295,119	320,398	(25,279)
BUY	IDR	JPMorgan Chase Bank	480,914,346	8/05/09	47,010	46,761	(249)
BUY	JPY	UBS AG	102,301,501	7/21/09	1,071,063	1,062,161	(8,902)
SELL	JPY	JPMorgan Chase Bank	16,456,952	7/15/09	170,000	170,855	(855)
BUY	SEK	UBS AG	820,597	8/31/09	106,406	106,355	(51)
SELL	SEK	UBS AG	756,776	8/31/09	95,803	98,083	(2,280)

							$(196,703)

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	5	$581,328	Sep-09	$7,639
U.S. Treasury Note 5 yr (Long)	USD	18	2,064,938	Sep-09	16,718

					$24,357

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	1	$216,219	Sep-09	$(1,191)

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Swap Agreements at 6/30/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	270,000	Merrill Lynch International	(1)	0.68% (fixed rate)	$11,176

Liability Derivatives
Credit Default Swaps
3/20/14	USD	90,000	Morgan Stanley Capital Services, Inc.	(2)	1.75% (fixed rate)	$(141)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $49,467,718)	$45,116,991
Underlying funds, at cost and value	321,473
Total investments, at value (identified cost, $49,789,191)	$45,438,464
Cash	$147,399
Receivables for
Forward foreign currency exchange contracts	19,301
Investments sold	389,431
Interest	770,808
Swaps, at value	11,176
Receivable from investment adviser	3,852
Other assets	2,531
Total assets		$46,782,962
Liabilities
Payables for
Forward foreign currency exchange contracts	$196,703
Daily variation margin on open futures contracts	3,719
Investments purchased	521,541
Fund shares reacquired	272,613
Swaps, at value	141
Payable to affiliates
Management fee	1,764
Distribution and/or service fees	159
Administrative services fee	120
Payable for trustees’ compensation	1,346
Accrued expenses and other liabilities	45,720
Total liabilities		$1,043,826
Net assets		$45,739,136
Net assets consist of
Paid-in capital	$54,060,856
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,485,918)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(4,350,726)
Undistributed net investment income	514,924
Net assets		$45,739,136
Shares of beneficial interest outstanding		5,457,662

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$34,397,579	4,099,532	$8.39
Service Class	11,341,557	1,358,130	8.35

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$1,619,735
Dividends	1,031
Dividends from underlying funds	594
Total investment income		$1,621,360
Expenses
Management fee	$160,896
Distribution and/or service fees	13,938
Administrative services fee	9,098
Trustees’ compensation	3,902
Custodian fee	14,794
Shareholder communications	6,262
Auditing fees	22,947
Legal fees	3,894
Miscellaneous	5,725
Total expenses		$241,456
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(34,467)
Net expenses		$206,988
Net investment income		$1,414,372
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,305,547)
Futures contracts	14,442
Swap transactions	140,727
Foreign currency transactions	3,295
Net realized gain (loss) on investments and foreign currency transactions		$(1,147,083)
Change in unrealized appreciation (depreciation)
Investments	$5,554,361
Futures contracts	7,941
Swap transactions	(155,765)
Translation of assets and liabilities in foreign currencies	(286,591)
Net unrealized gain (loss) on investments and foreign currency translation		$5,119,946
Net realized and unrealized gain (loss) on investments and foreign currency		$3,972,863
Change in net assets from operations		$5,387,235

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$1,414,372	$3,406,631
Net realized gain (loss) on investments and foreign currency transactions	(1,147,083)	(1,183,673)
Net unrealized gain (loss) on investments and foreign currency translation	5,119,946	(9,451,615)
Change in net assets from operations	$5,387,235	$(7,228,657)
Distributions declared to shareholders
From net investment income	$(4,831,795)	$(4,650,368)
Change in net assets from fund share transactions	$2,832,487	$(14,583,449)
Total change in net assets	$3,387,927	$(26,462,474)
Net assets
At beginning of period	42,351,209	68,813,683
At end of period (including undistributed net investment income of $514,924 and $3,932,347, respectively)	$45,739,136	$42,351,209

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.36		$10.40	$10.61	$10.71	$11.42	$11.12
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.58	$0.60	$0.57	$0.58	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		(1.82)	(0.23)	0.11	(0.39)	0.23
Total from investment operations	$1.02		$(1.24)	$0.37	$0.68	$0.19	$0.84
Less distributions declared to shareholders
From net investment income	$(0.99)		$(0.80)	$(0.58)	$(0.66)	$(0.80)	$(0.54)
From net realized gain on investments	—		—	—	(0.12)	(0.10)	—
Total distributions declared to shareholders	$(0.99)		$(0.80)	$(0.58)	$(0.78)	$(0.90)	$(0.54)
Net asset value, end of period	$8.39		$8.36	$10.40	$10.61	$10.71	$11.42
Total return (%) (k)(r)(s)	13.10	(n)	(12.94)	3.49	6.71	1.89	8.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.02	0.95	0.97	0.97	0.91
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.95	N/A	N/A
Net investment income	6.66	(a)	6.07	5.70	5.44	5.33	5.55
Portfolio turnover	41		38	49	64	66	74
Net assets at end of period (000 Omitted)	$34,398		$31,159	$49,582	$54,423	$59,707	$66,248

See Notes to Financial Statements

MFS Strategic Income Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.30		$10.33	$10.54	$10.64	$11.35	$11.06
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.55	$0.57	$0.54	$0.55	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		(1.80)	(0.23)	0.11	(0.39)	0.22
Total from investment operations	$1.01		$(1.25)	$0.34	$0.65	$0.16	$0.81
Less distributions declared to shareholders
From net investment income	$(0.96)		$(0.78)	$(0.55)	$(0.63)	$(0.77)	$(0.52)
From net realized gain on investments	—		—	—	(0.12)	(0.10)	—
Total distributions declared to shareholders	$(0.96)		$(0.78)	$(0.55)	$(0.75)	$(0.87)	$(0.52)
Net asset value, end of period	$8.35		$8.30	$10.33	$10.54	$10.64	$11.35
Total return (%) (k)(r)(s)	13.03	(n)	(13.21)	3.24	6.45	1.61	7.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.26	1.20	1.22	1.22	1.16
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.19	N/A	N/A
Net investment income	6.41	(a)	5.82	5.45	5.19	5.08	5.31
Portfolio turnover	41		38	49	64	66	74
Net assets at end of period (000 Omitted)	$11,342		$11,192	$19,232	$21,949	$22,643	$24,184

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$16,342	$1,514	$17,856
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,089,826	—	1,089,826
Non-U.S. Sovereign Debt	—	10,898,517	—	10,898,517
Corporate Bonds	—	22,893,525	—	22,893,525
Residential Mortgage-Backed Securities	—	470,085	—	470,085
Commercial Mortgage-Backed Securities	—	2,145,922	—	2,145,922
Asset-Backed Securities (including CDOs)	—	281,578	—	281,578
Foreign Bonds	—	6,339,976	—	6,339,976
Floating Rate Loans	—	901,195	—	901,195
Other Fixed Income Securities	—	78,511	—	78,511
Mutual Funds	321,473	—	—	321,473
Total Investments	$321,473	$45,115,477	$1,514	$45,438,464

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$23,166	$—	$—	$23,166
Swaps	—	11,035	—	11,035
Forward Currency Contracts	$—	$(177,402)	$—	$(177,402)

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(904)
Net purchases (sales)	2,418
Transfers in and/or out of Level 3	—
Balance as of 6/30/09	$1,514

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$24,357	(a)	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$(1,191	)(a)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	19,301		Payable for forward foreign currency exchange contracts	(196,703)
Credit Contracts	Credit Default Swaps	Swaps, at value	11,176		Swaps, at value	(141)
Total Derivatives not Accounted for as Hedging Instruments Under FAS 133			$54,834			$(198,035)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Futures Contracts	Foreign Currency Transactions	Swap Transactions	Total
Interest Rate Contracts	$14,442	$—	$—	$14,442
Foreign Exchange Contracts	—	20,951	—	20,951
Credit Contracts	—	—	140,727	140,727
Total	$14,442	$20,951	$140,727	$176,120

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Interest Rate Contracts	$7,941	$—	$—	$7,941
Foreign Exchange Contracts	—	(302,493)	—	(302,493)
Credit Contracts	—	—	(155,765)	(155,765)
Total	$7,941	$(302,493)	$(155,765)	$(450,317)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of June 30, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At June 30, 2009, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At June 30, 2009, the portfolio had unfunded loan commitments of $4,306, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$4,650,368

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$50,139,881
Gross appreciation	1,219,917
Gross depreciation	(5,921,334)
Net unrealized appreciation (depreciation)	$(4,701,417)

As of 12/31/08
Undistributed ordinary income	4,831,295
Capital loss carryforwards	(2,778,324)
Other temporary differences	(635,189)
Net unrealized appreciation (depreciation)	(10,294,942)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(500,150)
12/31/15	(121,618)
12/31/16	(2,156,556)
$(2,778,324)

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$3,605,134	$3,387,697
Service Class	1,226,661	1,262,671
Total	$4,831,795	$4,650,368

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets. This written agreement will continue until modified or rescinded by the fund’s shareholders, but such agreement will continue at least until April 30, 2010. This management fee reduction amounted to $10,726, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% annually of average daily net assets for the Initial Class shares and 1.15% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $23,741 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0424% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $385 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$718,774
Investments (non-U.S. Government securities)	$17,226,686	$16,826,910

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	232,663	$1,949,188	213,383	$2,018,276
Service Class	110,049	910,386	77,715	714,237
	342,712	$2,859,574	291,098	$2,732,513
Shares issued to shareholders in reinvestment of distributions
Initial Class	463,981	$3,605,134	349,608	$3,387,697
Service Class	158,483	1,226,661	130,982	1,262,671
	622,464	$4,831,795	480,590	$4,650,368
Shares reacquired
Initial Class	(325,761)	$(2,707,447)	(1,603,861)	$(15,258,299)
Service Class	(258,558)	(2,151,435)	(722,969)	(6,708,031)
	(584,319)	$(4,858,882)	(2,326,830)	$(21,966,330)
Net change
Initial Class	370,883	$2,846,875	(1,040,870)	$(9,852,326)
Service Class	9,974	(14,388)	(514,272)	(4,731,123)
	380,857	$2,832,487	(1,555,142)	$(14,583,449)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $245 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	6,334,991	(6,013,518)	321,473

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$594	$321,473

MFS Strategic Income Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	67.3%
U.S. Treasury Securities	12.4%
Commercial Mortgage-Backed Securities	4.7%
Mortgage-Backed Securities	3.9%
U.S. Government Agencies	2.2%
Emerging Markets Bonds	1.2%
High Grade Corporates	0.7%

Credit quality of bonds (r)
AAA	53.8%
AA	42.7%
A	3.5%

Portfolio facts
Average Duration (d)(i)	6.2
Average Effective Maturity (i)(m)	7.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	28.3%
Japan	19.9%
Italy	13.9%
France	6.9%
Spain	5.3%
United Kingdom	4.9%
Germany	4.6%
Belgium	3.5%
Netherlands	2.7%
Other Countries	10.0%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.00%	$1,000.00	$988.60	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$987.23	$6.16
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 90.0%
Foreign Bonds – 67.5%
Austria – 0.8%
Republic of Austria, 4.65%, 2018	EUR 191,000	$280,905

Belgium – 3.4%
Kingdom of Belgium, 5.5%, 2017	EUR 781,000	$1,230,113

Canada – 2.3%
Bayview Commercial Asset Trust, FRN, 0.893%, 2023 (z)	CAD 150,000	$83,244
Canada Housing Trust, 4.6%, 2011 (n)	CAD 280,000	256,356
Government of Canada, 4.5%, 2015	CAD 207,000	195,228
Government of Canada, 4.25%, 2018	CAD 210,000	194,777
Government of Canada, 5.75%, 2033	CAD 87,000	95,105

		$824,710

France – 3.8%
Republic of France, 6%, 2025	EUR 653,000	$1,108,433
Republic of France, 4.75%, 2035	EUR 193,000	285,850

		$1,394,283

Germany – 4.4%
Federal Republic of Germany, 5%, 2011	EUR 209,000	$313,537
Federal Republic of Germany, 3.75%, 2013	EUR 243,000	359,273
Federal Republic of Germany, 6.25%, 2030	EUR 535,000	939,747

		$1,612,557

Greece – 1.7%
Republic of Greece, 3.6%, 2016	EUR 466,000	$633,090

Ireland – 1.8%
Republic of Ireland, 4.6%, 2016	EUR 480,000	$666,607

Italy – 13.6%
Republic of Italy, 4.75%, 2013	EUR 1,832,000	$2,741,491
Republic of Italy, 5.25%, 2017	EUR 1,447,000	2,219,193

		$4,960,684

Japan – 19.8%
Government of Japan, 1.3%, 2014	JPY 49,000,000	$521,933
Government of Japan, 1.7%, 2017	JPY 381,450,000	4,143,750
Government of Japan, 2.1%, 2024	JPY 119,000,000	1,283,346
Government of Japan, 2.2%, 2027	JPY 92,000,000	986,003
Government of Japan, 2.4%, 2037	JPY 24,000,000	260,450

		$7,195,482

Netherlands – 2.6%
Kingdom of Netherlands, 3.75%, 2014	EUR 658,000	$961,909

Portugal – 1.1%
Republic of Portugal, 4.45%, 2018	EUR 283,000	$403,811

Qatar – 0.6%
Qtel International Finance Ltd., 7.875%, 2019 (z)	$ 100,000	$101,738
State of Qatar, 6.55%, 2019 (n)	100,000	102,375

		$204,113

Issuer	Shares/Par	Value ($)

BONDS – continued
Foreign Bonds – continued
Spain – 5.1%
Kingdom of Spain, 5%, 2012	EUR 918,000	$1,394,241
Kingdom of Spain, 4.6%, 2019	EUR 323,000	470,432

		$1,864,673

Sweden – 1.0%
Kingdom of Sweden, 4.5%, 2015	SEK 2,575,000	$361,424

United Arab Emirates – 0.6%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$ 100,000	$103,296
TDIC Finance Ltd., 6.5%, 2014 (z)	109,000	109,273

		$212,569

United Kingdom – 4.9%
United Kingdom Treasury, 8%, 2015	GBP 379,000	$806,562
United Kingdom Treasury, 8%, 2021	GBP 263,000	606,909
United Kingdom Treasury, 4.25%, 2036	GBP 220,000	352,443

		$1,765,914

Total Foreign Bonds		$24,572,844

U.S. Bonds – 22.5%
Asset Backed & Securitized – 4.4%
Banc of America Commercial Mortgage, Inc., FRN, “A4”, 5.414%, 2047	$ 170,000	$135,549
Commercial Mortgage Asset Trust, FRN, 1.093%, 2032 (i)(z)	5,612,104	110,319
Commercial Mortgage Pass-Through Certificates, FRN, 0.509%, 2017 (n)	331,000	288,382
Commercial Mortgage Pass-Through Certificates, FRN, 0.519%, 2017 (n)	402,226	349,529
First Union National Bank Commercial Mortgage Trust, FRN, 1.143%, 2043 (i)(n)	7,819,733	94,085
Greenwich Capital Commercial Funding Corp., FRN, 6.114%, 2038	175,000	143,549
GS Mortgage Securities Corp., 5.56%, 2039	265,000	216,136
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	170,000	137,433
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.882%, 2051	195,000	146,030

		$1,621,012

Local Authorities – 0.7%
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	$ 100,000	$117,856
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	130,000	131,866

		$249,722

4

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Mortgage Backed – 3.9%
Fannie Mae, 4.782%, 2012	$184,346	$193,241
Fannie Mae, 5.37%, 2013	95,795	102,179
Fannie Mae, 4.78%, 2015	70,705	73,618
Fannie Mae, 4.856%, 2015	45,302	46,993
Fannie Mae, 5.5%, 2015	40,000	42,962
Fannie Mae, 5.09%, 2016	59,000	61,968
Fannie Mae, 5.423%, 2016	70,870	76,040
Fannie Mae, 5.05%, 2017	54,000	56,581
Fannie Mae, 5.32%, 2017	43,149	45,838
Fannie Mae, 5.16%, 2018	119,754	126,852
Fannie Mae, 5.1%, 2019	53,900	56,005
Fannie Mae, 5.18%, 2019	53,901	56,435
Fannie Mae, 6.16%, 2019	50,605	55,555
Freddie Mac, 5.085%, 2019	33,000	34,263
Freddie Mac, 5%, 2025 - 2028	368,110	379,361

		$1,407,891

U.S. Government Agencies and Equivalents – 2.2%
Aid-Egypt, 4.45%, 2015	$252,000	$262,574
Small Business Administration, 5.09%, 2025	43,688	45,458
Small Business Administration, 5.21%, 2026	468,045	488,544

		$796,576

U.S. Treasury Obligations – 11.3%
U.S. Treasury Bonds, 4.75%, 2017	$745,000	$816,706
U.S. Treasury Bonds, 8%, 2021	127,000	175,220
U.S. Treasury Bonds, 6.875%, 2025	370,000	484,758
U.S. Treasury Notes, 4.75%, 2012 (f)	1,130,000	1,227,463
U.S. Treasury Notes, 4.125%, 2015	274,000	292,238
U.S. Treasury Notes, TIPS, 2%, 2016	1,100,165	1,116,668

		$4,113,053

Total U.S. Bonds		$8,188,254

Total Bonds (Identified Cost, $32,632,518)		$32,761,098

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS (y) – 8.2%
BNP Paribas Finance, Inc., 0.15%, due 7/01/09	$1,094,000	$1,094,000
Citigroup Funding, Inc., 0.18%, due 7/01/09	1,050,000	1,050,000
Toyota Motor Credit Corp., 0.15%, due 7/01/09	823,000	823,000

Total Short-Term Obligations, at Amortized Cost and Value		$2,967,000

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	686	$686

Total Investments (Identified Cost, $35,600,204)		$35,728,784

OTHER ASSETS, LESS LIABILITIES – 1.8%		661,371

Net Assets – 100.0%		$36,390,155

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,194,023, representing 3.3% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.893%, 2023	5/25/06	$135,624	$83,244
Commercial Mortgage Asset Trust, FRN, 1.093%, 2032	8/25/03	190,848	110,319
Qtel International Finance Ltd., 7.875%, 2019	6/29/09	101,100	101,738
TDIC Finance Ltd., 6.5%, 2014	6/26/09	109,545	109,273
Total Restricted Securities			$404,574
% of Net Assets			1.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Credit Suisse London	35,000	7/01/09	$26,115	$28,203	$2,088
BUY	AUD	UBS AG	650,807	7/01/09-7/15/09	497,883	524,387	26,504
SELL	AUD	HSBC Bank USA	174,919	7/01/09	143,000	140,950	2,050
SELL	AUD	UBS AG	154,584	7/01/09	124,833	124,564	269
BUY	CAD	UBS AG	28,025	8/17/09	23,781	24,101	320
SELL	CAD	HSBC Bank USA	18,668	8/17/09	16,485	16,054	431
BUY	DKK	UBS AG	1,408,922	7/01/09	251,561	265,411	13,850
SELL	DKK	UBS AG	1,408,922	7/01/09	266,224	265,411	813
BUY	EUR	Credit Suisse London	17,997	7/20/09	25,000	25,248	248
BUY	EUR	Deutsche Bank AG London	35,000	7/20/09	48,247	49,101	854
BUY	EUR	JPMorgan Chase Bank	541,659	7/15/09-7/20/09	742,656	759,877	17,221
BUY	EUR	UBS AG	193,945	7/20/09	262,971	272,081	9,110
BUY	GBP	Barclays Bank PLC Wholesale	393,654	7/15/09	598,938	647,633	48,695
BUY	GBP	Citibank N.A.	81,665	7/15/09	126,380	134,354	7,974
BUY	GBP	JPMorgan Chase Bank	114,326	7/15/09	187,580	188,087	507
BUY	GBP	UBS AG	36,387	7/15/09	55,176	59,864	4,688
SELL	GBP	HSBC Bank USA	120,601	7/15/09	200,000	198,411	1,589
BUY	JPY	HSBC Bank USA	9,781,000	7/15/09	100,000	101,546	1,546
SELL	JPY	Barclays Bank PLC Wholesale	17,917,019	7/15/09-7/21/09	187,873	186,020	1,853
SELL	JPY	Citibank N.A.	21,494,030	7/15/09-7/21/09	224,981	223,161	1,820
SELL	JPY	Goldman Sachs International	16,852,986	7/15/09	176,276	174,967	1,309
SELL	JPY	Merrill Lynch International	35,783,359	7/15/09	374,746	371,501	3,245
SELL	JPY	UBS AG	266,268,683	7/21/09	2,787,745	2,764,576	23,169
BUY	NOK	Citibank N.A.	1,578,797	8/31/09	243,285	245,157	1,872
BUY	NZD	Credit Suisse London	13,561	7/08/09	8,740	8,747	7
BUY	NZD	UBS AG	304,295	7/08/09	187,269	196,264	8,995

							$181,027

Liability Derivatives
BUY	AUD	Credit Suisse Group	24,933	7/01/09	$20,153	$20,091	$(62)
BUY	AUD	UBS AG	154,584	8/31/09	124,265	124,016	(249)
SELL	AUD	UBS AG	337,954	7/01/09	243,492	272,323	(28,831)
BUY	CAD	Citibank N.A.	59,552	8/17/09	55,000	51,212	(3,788)
BUY	CAD	UBS AG	787,593	8/17/09	688,451	677,296	(11,155)
SELL	CAD	UBS AG	1,056,327	8/17/09	903,531	908,396	(4,865)
SELL	CHF	Credit Suisse Group	139,992	7/27/09	128,810	128,882	(72)
BUY	DKK	UBS AG	1,408,922	8/31/09	265,990	265,159	(831)
BUY	EUR	UBS AG	154,141	7/20/09	216,654	216,240	(414)
SELL	EUR	Citibank N.A.	65,994	7/15/09	90,000	92,580	(2,580)
SELL	EUR	Credit Suisse Group	360,000	7/20/09	498,071	505,034	(6,963)
SELL	EUR	JPMorgan Chase Bank	202,886	7/20/09	283,188	284,622	(1,434)
SELL	EUR	UBS AG	1,898,671	7/20/09	2,578,147	2,663,592	(85,445)
SELL	GBP	Credit Suisse Group	24,240	7/20/09	37,000	39,879	(2,879)
SELL	GBP	Deutsche Bank AG	256,625	7/15/09	392,936	422,196	(29,260)
BUY	JPY	Credit Suisse Group	6,122,076	7/21/09	64,038	63,563	(475)
BUY	JPY	HSBC Bank USA	24,684,552	7/15/09	256,895	256,274	(621)
BUY	JPY	JPMorgan Chase Bank	757,368,329	7/15/09	7,915,143	7,862,965	(52,178)
BUY	JPY	UBS AG	12,321,872	7/15/09-7/21/09	128,594	127,930	(664)
SELL	JPY	Barclays Bank PLC	13,171,264	7/15/09-7/21/09	134,000	136,745	(2,745)
SELL	JPY	Credit Suisse Group	19,372,380	7/21/09	201,000	201,137	(137)
SELL	JPY	JPMorgan Chase Bank	772,640	7/15/09	8,000	8,022	(22)
BUY	NZD	UBS AG	291,179	7/08/09	189,781	187,804	(1,977)
SELL	NZD	UBS AG	608,541	7/08/09	352,001	392,497	(40,496)
BUY	SEK	UBS AG	1,367,625	8/31/09	173,132	177,253	(4,121)

							$(282,264)

7

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
U.S. Treasury Note 10 yr (Long)	USD	3	$348,797	Sep-09	$1,907
At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

8

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $35,599,518)	$35,728,098
Underlying funds, at cost and value	686
Total investments, at value (identified cost, $35,600,204)	$35,728,784
Cash	$41
Restricted cash	50,000
Receivables for
Forward foreign currency exchange contracts	181,027
Investments sold	565,508
Fund shares sold	21,599
Interest	529,792
Receivable from investment adviser	4,879
Other assets	1,363
Total assets		$37,082,993
Liabilities
Payable to custodian	$118,807
Payables for
Forward foreign currency exchange contracts	282,264
Daily variation margin on open futures contracts	563
Investments purchased	211,126
Fund shares reacquired	34,940
Payable to affiliates
Management fee	1,500
Distribution and/or service fees	53
Administrative services fee	96
Payable for trustees’ compensation	1,321
Accrued expenses and other liabilities	42,168
Total liabilities		$692,838
Net assets		$36,390,155
Net assets consist of
Paid-in capital	$37,726,860
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	46,451
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,384,031)
Undistributed net investment income	875
Net assets		$36,390,155
Shares of beneficial interest outstanding		3,616,419

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$32,567,658	3,233,169	$10.07
Service Class	3,822,497	383,250	9.97

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Interest income	$562,107
Dividends from underlying funds	686
Total investment income		$562,793
Expenses
Management fee	$141,851
Distribution and/or service fees	6,059
Administrative services fee	7,955
Trustees’ compensation	3,900
Custodian fee	22,413
Shareholder communications	4,560
Auditing fees	28,168
Legal fees	3,498
Miscellaneous	4,321
Total expenses		$222,725
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(27,228)
Net expenses		$195,496
Net investment income		$367,297
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(314,421)
Futures contracts	(25,415)
Foreign currency transactions	(586,994)
Net realized gain (loss) on investments and foreign currency transactions		$(926,830)
Change in unrealized appreciation (depreciation)
Investments	$124,822
Futures contracts	(24,168)
Translation of assets and liabilities in foreign currencies	(227,492)
Net unrealized gain (loss) on investments and foreign currency translation		$(126,838)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,053,668)
Change in net assets from operations		$(686,371)

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$367,297	$1,006,429
Net realized gain (loss) on investments and foreign currency transactions	(926,830)	3,558,151
Net unrealized gain (loss) on investments and foreign currency translation	(126,838)	(540,991)
Change in net assets from operations	$(686,371)	$4,023,589
Distributions declared to shareholders
From net investment income	$(4,466,015)	$(3,548,686)
Change in net assets from fund share transactions	$(1,641,517)	$2,087,593
Total change in net assets	$(6,793,903)	$2,562,496
Net assets
At beginning of period	43,184,058	40,621,562
At end of period (including undistributed net investment income of $875 and $4,099,593, respectively)	$36,390,155	$43,184,058

See Notes to Financial Statements

11

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$11.59		$11.43	$10.70	$10.29	$12.40	$12.92
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.26	$0.36	$0.34	$0.29	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		0.84	0.58	0.17	(1.10)	0.76
Total from investment operations	$(0.18)		$1.10	$0.94	$0.51	$(0.81)	$1.06
Less distributions declared to shareholders
From net investment income	$(1.34)		$(0.94)	$(0.21)	$—	$(1.23)	$(1.58)
From net realized gain on investments	—		—	—	(0.10)	(0.07)	—
Total distributions declared to shareholders	$(1.34)		$(0.94)	$(0.21)	$(0.10)	$(1.30)	$(1.58)
Net asset value, end of period	$10.07		$11.59	$11.43	$10.70	$10.29	$12.40
Total return (%) (k)(r)(s)	(1.14	)(n)	10.12	8.99	4.97	(7.20)	10.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.09	1.08	1.13	1.03	0.98
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	1.00	1.00	N/A
Net investment income	1.99	(a)	2.31	3.33	3.21	2.64	2.48
Portfolio turnover	65		113	134	122	137	124
Net assets at end of period (000 Omitted)	$32,568		$36,813	$36,559	$39,637	$48,203	$62,107

See Notes to Financial Statements

12

MFS Global Governments Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$11.47		$11.32	$10.60	$10.22	$12.33	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.23	$0.33	$0.31	$0.27	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		0.84	0.58	0.17	(1.11)	0.75
Total from investment operations	$(0.20)		$1.07	$0.91	$0.48	$(0.84)	$1.02
Less distributions declared to shareholders
From net investment income	$(1.30)		$(0.92)	$(0.19)	$—	$(1.20)	$(1.54)
From net realized gain on investments	—		—	—	(0.10)	(0.07)	—
Total distributions declared to shareholders	$(1.30)		$(0.92)	$(0.19)	$(0.10)	$(1.27)	$(1.54)
Net asset value, end of period	$9.97		$11.47	$11.32	$10.60	$10.22	$12.33
Total return (%) (k)(r)(s)	(1.28	)(n)	9.93	8.67	4.70	(7.49)	9.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.35	1.33	1.38	1.28	1.23
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25	N/A
Net investment income	1.66	(a)	2.03	3.08	2.96	2.39	2.23
Portfolio turnover	65		113	134	122	137	124
Net assets at end of period (000 Omitted)	$3,822		$6,371	$4,063	$3,793	$4,238	$4,832

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

13

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

14

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$4,909,629	$—	$4,909,629
Non-U.S. Sovereign Debt	—	24,489,600	—	24,489,600
Corporate Bonds	—	249,722	—	249,722
Residential Mortgage-Backed Securities	—	1,407,891	—	1,407,891
Commercial Mortgage-Backed Securities	—	1,704,256	—	1,704,256
Short Term Securities	—	2,967,000	—	2,967,000
Mutual Funds	686	—	—	686
Total Investments	$686	$35,728,098	$—	$35,728,784

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$1,907	$—	$—	$1,907
Forward Currency Contracts	—	(101,237)	—	(101,237)

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$1,907	(a)	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$—
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	181,027		Payable for forward foreign currency exchange contracts	(282,264)
Total Derivatives not Accounted for as Hedging Instruments Under FAS 133			$182,934			$(282,264)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Investment Transactions (i.e., Purchased Options)	Futures Contracts	Foreign Currency Transactions	Total
Interest Rate Contracts	$(3,533)	$(25,415)	$—	$(28,948)
Foreign Exchange Contracts	—	—	(551,731)	(551,731)
Total	$(3,533)	$(25,415)	$(551,731)	$(580,679)

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Total
Interest Rate Contracts	$(24,168)	$—	$(24,168)
Foreign Exchange Contracts	—	(254,002)	(254,002)
Total	$(24,168)	$(254,002)	$(278,170)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$3,548,686

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$35,788,333
Gross appreciation	879,591
Gross depreciation	(939,140)
Net unrealized appreciation (depreciation)	$(59,549)

As of 12/31/08
Undistributed ordinary income	$4,465,503
Capital loss carryforwards	(171,838)
Other temporary differences	(228,877)
Net unrealized appreciation (depreciation)	(249,107)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(78,301)
12/31/15	(93,537)
$(171,838)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$3,886,577	$3,124,520
Service Class	579,438	424,166
Total	$4,466,015	$3,548,686

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in

19

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s total annual expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total annual operating expenses do not exceed 1.00% annually of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2009, this reduction amounted to $27,228 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0421% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $364 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$4,911,133	$5,807,916
Investments (non-U.S. Government securities)	$16,505,739	$17,331,355

20

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	121,941	$1,293,482	772,478	$8,906,496
Service Class	23,132	243,074	451,093	5,027,476
	145,073	$1,536,556	1,223,571	$13,933,972
Shares issued to shareholders in reinvestment of distributions
Initial Class	401,092	$3,886,577	284,565	$3,124,520
Service Class	60,358	579,438	38,986	424,166
	461,450	$4,466,015	323,551	$3,548,686
Shares reacquired
Initial Class	(465,007)	$(4,979,399)	(1,081,689)	$(12,174,656)
Service Class	(255,533)	(2,664,689)	(293,668)	(3,220,409)
	(720,540)	$(7,644,088)	(1,375,357)	$(15,395,065)
Net change
Initial Class	58,026	$200,660	(24,646)	$(143,640)
Service Class	(172,043)	(1,842,177)	196,411	2,231,233
	(114,017)	$(1,641,517)	171,765	$2,087,593

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $235 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	7,302,745	(7,302,059)	686

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$686	$686

21

MFS Global Governments Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

22

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/09
HYS-SEM

MFS® HIGH YIELD PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy – Independent	7.6%
Utilities – Electric Power	7.3%
Medical & Health Technology & Services	6.7%
Gaming & Lodging	5.4%
Cable TV	5.3%

Credit quality of bonds (r)
AAA	3.6%
AA	0.2%
A	1.0%
BBB	1.7%
BB	23.7%
B	43.1%
CCC	19.6%
CC	3.3%
C	0.1%
D	1.2%
Not Rated	2.5%

Portfolio facts
Average Duration (d)(i)	3.7
Average Effective Maturity (i)(m)	5.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.86%	$1,000.00	$1,230.18	$4.76
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
Service Class	Actual	1.11%	$1,000.00	$1,230.69	$6.14
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 87.4%
Aerospace – 1.5%
Bombardier, Inc., 6.3%, 2014 (n)	$ 1,085,000	$949,375
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,161,000	597,900
TransDigm Group, Inc., 7.75%, 2014	470,000	446,500
Vought Aircraft Industries, Inc., 8%, 2011	2,010,000	1,256,250

		$3,250,025

Airlines – 1.6%
American Airlines, Inc., 10.375%, 2019	$ 500,000	$503,750
AMR Corp., 7.858%, 2011	1,020,000	956,250
Continental Airlines, Inc., 7.339%, 2014	1,835,000	1,302,850
Continental Airlines, Inc., 6.9%, 2017	217,332	165,172
Continental Airlines, Inc., 6.748%, 2017	152,415	111,263
Delta Air Lines, Inc., 7.111%, 2011	400,000	372,000

		$3,411,285

Asset Backed & Securitized – 4.1%
Airlie LCDO Ltd., CDO, FRN, 2.508%, 2011 (a)(z)	$ 687,485	$109,998
Anthracite Ltd., CDO, 6%, 2037 (z)	1,300,000	104,000
Arbor Realty Mortgage Securities, CDO, FRN, 3.401%, 2038 (z)	631,849	25,274
Babson Ltd., CLO, “D”, FRN, 2.631%, 2018 (n)	670,000	98,825
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	502,595	281,900
Banc of America Commercial Mortgage, Inc., 5.772%, 2051	2,075,160	961,801
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	935,000	661,652
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051	486,385	242,756
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	952,699	170,689
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	472,183	225,134
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (z)	950,000	19,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.391%, 2050 (z)	500,000	10,000
CWCapital LLC, 5.223%, 2048	260,000	187,067
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	855,000	496,878
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	1,457,387	830,958
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	984,062	478,875
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,475,000	1,085,732
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	690,000	145,570
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	690,000	170,382

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049	$ 1,576,549	$708,457
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	990,000	707,944
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	404,000	190,886
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	557,306	80,119
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	1,571,863	717,822
Wachovia Credit, CDO, FRN, 1.957%, 2026 (z)	376,000	15,040

		$8,726,759

Automotive – 3.4%
Accuride Corp., 8.5%, 2015	$ 850,000	$170,000
Allison Transmission, Inc., 11%, 2015 (n)	1,870,000	1,477,300
FCE Bank PLC, 7.125%, 2012	EUR 1,900,000	2,252,274
Ford Motor Credit Co. LLC, 9.75%, 2010	$ 445,000	426,264
Ford Motor Credit Co. LLC, 12%, 2015	1,626,000	1,520,565
Ford Motor Credit Co. LLC, 8%, 2016	690,000	527,525
Goodyear Tire & Rubber Co., 9%, 2015	735,000	727,650
Goodyear Tire & Rubber Co., 10.5%, 2016	195,000	196,950

		$7,298,528

Broadcasting – 3.4%
Allbritton Communications Co., 7.75%, 2012	$ 2,128,000	$1,643,880
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	875,706	166,840
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)	1,005,000	100,500
Clear Channel Communications, Inc., 10.75%, 2016	425,000	131,750
Lamar Media Corp., 6.625%, 2015	1,005,000	879,375
Lamar Media Corp., “C”, 6.625%, 2015	925,000	781,625
LBI Media, Inc., 8.5%, 2017 (z)	640,000	336,800
LIN TV Corp., 6.5%, 2013	1,355,000	975,600
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,627,500	267,181
Newport Television LLC, 13%, 2017 (n)(p)	1,795,000	121,349
Nexstar Broadcasting Group, Inc., 7%, 2014	426,000	156,555
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	1,287,428	365,200
Univision Communications, Inc., 12%, 2014 (z)	125,000	122,813
Univision Communications, Inc., 9.75%, 2015 (n)(p)	1,975,000	1,086,497
Young Broadcasting, Inc., 8.75%, 2014 (d)	525,000	1,313

		$7,137,278

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Brokerage & Asset Managers – 0.9%
Janus Capital Group, Inc., 6.95%, 2017	$ 1,325,000	$1,157,096
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,195,000	824,550

		$1,981,646

Building – 1.8%
Associated Materials, Inc., 9.75%, 2012	$ 600,000	$525,000
Associated Materials, Inc., 11.25%, 2014	775,000	341,000
Building Materials Corp. of America, 7.75%, 2014	855,000	760,950
Nortek, Inc., 10%, 2013	1,115,000	894,788
Nortek, Inc., 8.5%, 2014	570,000	162,450
Owens Corning, 9%, 2019	580,000	562,585
Ply Gem Industries, Inc., 11.75%, 2013	770,000	496,650

		$3,743,423

Business Services – 2.2%
First Data Corp., 9.875%, 2015	$ 2,070,000	$1,469,700
Iron Mountain, Inc., 6.625%, 2016	870,000	778,650
SunGard Data Systems, Inc., 9.125%, 2013	705,000	666,225
SunGard Data Systems, Inc., 10.25%, 2015	1,652,000	1,526,035
Terremark Worldwide, Inc., 12%, 2017 (z)	160,000	153,600

		$4,594,210

Cable TV – 4.3%
CCO Holdings LLC, 8.75%, 2013	$ 1,720,000	$1,634,000
Charter Communications, Inc., 10.375%, 2014 (n)	720,000	689,400
Charter Communications, Inc., 10.875%, 2014 (n)	365,000	377,775
CSC Holdings, Inc., 6.75%, 2012	1,080,000	1,042,200
CSC Holdings, Inc., 8.5%, 2014 (n)	545,000	540,231
DirectTV Holdings LLC, 7.625%, 2016	2,625,000	2,552,813
Mediacom LLC, 9.5%, 2013	480,000	457,200
Videotron LTEE, 6.875%, 2014	305,000	282,125
Virgin Media Finance PLC, 9.5%, 2016	425,000	418,625
Virgin Media, Inc., 9.125%, 2016	1,275,000	1,227,188

		$9,221,557

Chemicals – 2.3%
Dow Chemical Co., 8.55%, 2019	$ 830,000	$831,477
Innophos Holdings, Inc., 8.875%, 2014	1,235,000	1,130,025
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,500,000	1,346,250
Momentive Performance Materials, Inc., 12.5%, 2014 (z)	671,000	533,445
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	759,570	280,606
Momentive Performance Materials, Inc., 11.5%, 2016	401,000	112,280
Nalco Co., 8.875%, 2013	600,000	612,000

		$4,846,083

Construction – 0.2%
Lennar Corp., 12.25%, 2017 (n)	$ 380,000	$399,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Goods & Services – 3.3%
Corrections Corp. of America, 6.25%, 2013	$ 520,000	$492,700
GEO Group, Inc., 8.25%, 2013	985,000	960,375
Jarden Corp., 7.5%, 2017	665,000	581,875
KAR Holdings, Inc., 10%, 2015	1,170,000	959,400
KAR Holdings, Inc., FRN, 5.027%, 2014	525,000	395,063
Service Corp. International, 7.375%, 2014	700,000	661,500
Service Corp. International, 7%, 2017	1,860,000	1,683,300
Ticketmaster, 10.75%, 2016 (n)	1,150,000	1,023,500
Visant Holding Corp., 8.75%, 2013	240,000	235,800

		$6,993,513

Containers – 1.7%
Crown Americas LLC, 7.625%, 2013	$ 980,000	$955,500
Graham Packaging Holdings Co., 9.875%, 2014	1,365,000	1,269,450
Greif, Inc., 6.75%, 2017	855,000	784,463
Owens-Brockway Glass Container, Inc., 8.25%, 2013	545,000	547,725

		$3,557,138

Defense Electronics – 0.8%
L-3 Communications Corp., 6.125%, 2014	$ 1,525,000	$1,418,250
L-3 Communications Corp., 5.875%, 2015	355,000	315,063

		$1,733,313

Electronics – 0.7%
Avago Technologies Ltd., 11.875%, 2015	$ 455,000	$453,863
Flextronics International Ltd., 6.25%, 2014	206,000	192,610
Freescale Semiconductor, Inc., 8.875%, 2014	990,000	499,950
Spansion, Inc., 11.25%, 2016 (d)(n)	1,320,000	331,650

		$1,478,073

Emerging Market Sovereign – 0.2%
Republic of Argentina, FRN, 1.683%, 2009	$ 124,420	$121,434
Republic of Argentina, FRN, 1.683%, 2012	361,125	229,675

		$351,109

Energy – Independent – 7.5%
Chaparral Energy, Inc., 8.875%, 2017	$ 1,345,000	$833,900
Chesapeake Energy Corp., 7%, 2014	644,000	595,700
Chesapeake Energy Corp., 9.5%, 2015	625,000	629,688
Chesapeake Energy Corp., 6.375%, 2015	1,710,000	1,521,900
Forest Oil Corp., 8.5%, 2014 (n)	180,000	176,850
Forest Oil Corp., 7.25%, 2019	1,190,000	1,065,050
Hilcorp Energy I LP, 9%, 2016 (n)	1,520,000	1,322,400
Mariner Energy, Inc., 8%, 2017	1,580,000	1,311,400
McMoRan Exploration Co., 11.875%, 2014	610,000	516,213
Newfield Exploration Co., 6.625%, 2014	725,000	667,906
OPTI Canada, Inc., 8.25%, 2014	1,475,000	973,500
Penn Virginia Corp., 10.375%, 2016	580,000	590,150
Petrohawk Energy Corp., 10.5%, 2014 (n)	610,000	623,725
Plains Exploration & Production Co., 7%, 2017	1,820,000	1,592,500
Quicksilver Resources, Inc., 8.25%, 2015	360,000	320,400
Quicksilver Resources, Inc., 7.125%, 2016	1,900,000	1,482,000
Range Resources Corp., 8%, 2019	445,000	437,769

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
SandRidge Energy, Inc., 9.875%, 2016 (n)	$ 260,000	$250,900
SandRidge Energy, Inc., 8%, 2018 (n)	1,225,000	1,047,375

		$15,959,326

Entertainment – 0.9%
AMC Entertainment, Inc., 11%, 2016	$ 950,000	$919,125
AMC Entertainment, Inc., 8.75%, 2019 (n)	740,000	695,600
Cinemark USA, Inc., 8.625%, 2019 (z)	285,000	281,438

		$1,896,163

Financial Institutions – 2.0%
GMAC LLC, 6.875%, 2011 (n)	$ 2,376,000	$2,079,000
GMAC LLC, 7%, 2012 (n)	560,000	474,880
GMAC LLC, 6.75%, 2014 (n)	880,000	690,800
GMAC LLC, 8%, 2031 (n)	889,000	622,300
International Lease Finance Corp., 5.625%, 2013	395,000	298,406

		$4,165,386

Food & Beverages – 2.2%
ARAMARK Corp., 8.5%, 2015	$ 535,000	$518,950
B&G Foods, Inc., 8%, 2011	1,190,000	1,181,075
Dean Foods Co., 7%, 2016	915,000	834,938
Del Monte Corp., 6.75%, 2015	1,350,000	1,279,125
Michael Foods, Inc., 8%, 2013	950,000	926,250

		$4,740,338

Forest & Paper Products – 2.4%
Buckeye Technologies, Inc., 8%, 2010	$ 78,000	$76,440
Buckeye Technologies, Inc., 8.5%, 2013	1,895,000	1,762,350
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,135,000	1,055,550
Georgia-Pacific Corp., 8%, 2024	490,000	416,500
Graphic Packaging International Corp., 9.5%, 2013	740,000	706,700
Jefferson Smurfit Corp., 8.25%, 2012 (d)	555,000	208,125
JSG Funding PLC, 7.75%, 2015	150,000	115,875
Millar Western Forest Products Ltd., 7.75%, 2013	1,465,000	673,900
Smurfit-Stone Container Corp., 8%, 2017 (d)	322,000	119,140

		$5,134,580

Gaming & Lodging – 5.0%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$ 400,000	$408,000
Boyd Gaming Corp., 6.75%, 2014	1,410,000	1,142,100
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	1,270,000	47,625
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	605,000	571,725
Harrah’s Operating Co., Inc., 10%, 2018 (n)	353,000	202,975
Harrah’s Operating Co., Inc., 10%, 2018 (n)	1,712,000	984,400
Host Hotels & Resorts, Inc., 7.125%, 2013	10,000	9,400
Host Hotels & Resorts, Inc., 6.75%, 2016	790,000	685,325
Host Hotels & Resorts, Inc., 9%, 2017 (n)	200,000	190,500
MGM Mirage, 6.75%, 2013	230,000	153,525
MGM Mirage, 5.875%, 2014	555,000	356,588
MGM Mirage, 10.375%, 2014 (n)	150,000	155,625

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
MGM Mirage, 7.5%, 2016	$ 830,000	$538,463
MGM Mirage, 11.125%, 2017 (n)	370,000	392,200
Pinnacle Entertainment, Inc., 7.5%, 2015	2,015,000	1,722,825
Royal Caribbean Cruises Ltd., 7%, 2013	615,000	537,356
Royal Caribbean Cruises Ltd., 11.875%, 2015 (z)	375,000	365,246
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	185,000	170,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	385,000	330,138
Station Casinos, Inc., 6%, 2012 (d)	1,283,000	442,635
Station Casinos, Inc., 6.5%, 2014 (d)	2,020,000	40,400
Station Casinos, Inc., 6.875%, 2016 (d)	2,495,000	62,375
Station Casinos, Inc., 7.75%, 2016 (d)	452,000	155,940
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	1,745,000	215,944
Wyndham Worldwide Corp., 6%, 2016	960,000	750,813

		$10,632,323

Industrial – 1.0%
Baldor Electric Co., 8.625%, 2017	$ 690,000	$638,250
JohnsonDiversey, Inc., 9.625%, 2012	EUR 455,000	577,658
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$ 875,000	868,438

		$2,084,346

Insurance – Property & Casualty – 0.3%
USI Holdings Corp., 9.75%, 2015 (z)	$ 990,000	$663,300

Machinery & Tools – 0.4%
Case New Holland, Inc., 7.125%, 2014	$ 955,000	$871,438

Major Banks – 1.5%
Bank of America Corp., 8% to 2018, FRN to 2049	$ 1,620,000	$1,352,959
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	2,080,000	1,820,208

		$3,173,167

Medical & Health Technology & Services – 6.5%
Biomet, Inc., 10%, 2017	$ 895,000	$910,663
Biomet, Inc., 11.625%, 2017	575,000	563,500
Community Health Systems, Inc., 8.875%, 2015	1,690,000	1,656,200
Cooper Cos., Inc., 7.125%, 2015	370,000	345,025
DaVita, Inc., 7.25%, 2015	911,000	856,340
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	595,000	620,288
HCA, Inc., 6.375%, 2015	1,550,000	1,259,375
HCA, Inc., 9.25%, 2016	2,880,000	2,836,800
HCA, Inc., 8.5%, 2019 (n)	625,000	612,500
Psychiatric Solutions, Inc., 7.75%, 2015	945,000	864,675
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	275,000	251,625
U.S. Oncology, Inc., 10.75%, 2014	1,020,000	1,009,800
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,195,000	1,126,288

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Universal Hospital Services, Inc., FRN, 4.635%, 2015	$ 290,000	$233,450
VWR Funding, Inc., 10.25%, 2015 (p)	920,000	726,800

		$13,873,329

Metals & Mining – 3.1%
Arch Western Finance LLC, 6.75%, 2013	$ 1,145,000	$1,044,813
FMG Finance Ltd., 10.625%, 2016 (n)	1,405,000	1,348,800
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	2,130,000	2,145,975
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	500,000	468,025
Peabody Energy Corp., 5.875%, 2016	710,000	624,800
Peabody Energy Corp., 7.375%, 2016	945,000	893,025

		$6,525,438

Natural Gas – Distribution – 1.1%
AmeriGas Partners LP, 7.125%, 2016	$ 1,055,000	$965,325
Inergy LP, 6.875%, 2014	1,435,000	1,305,850

		$2,271,175

Natural Gas – Pipeline – 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$ 1,000,000	$715,000
Atlas Pipeline Partners LP, 8.75%, 2018	905,000	619,925
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,115,000	1,094,247
El Paso Corp., 8.25%, 2016	545,000	530,013
El Paso Corp., 7.25%, 2018	530,000	489,341
Kinder Morgan, Inc., 6.5%, 2012	385,000	376,338
MarkWest Energy Partners LP, 6.875%, 2014 (n)	730,000	602,250
Williams Partners LP, 7.25%, 2017	935,000	853,188

		$5,280,302

Network & Telecom – 3.3%
Cincinnati Bell, Inc., 8.375%, 2014	$ 1,660,000	$1,535,500
Citizens Communications Co., 9.25%, 2011	1,146,000	1,194,705
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,120,000	1,080,800
Qwest Communications International, Inc., 7.25%, 2011	565,000	548,050
Qwest Corp., 7.875%, 2011	530,000	530,000
Qwest Corp., 8.875%, 2012	895,000	901,713
Qwest Corp., 8.375%, 2016 (n)	368,000	355,120
Windstream Corp., 8.625%, 2016	985,000	943,138

		$7,089,026

Precious Metals & Minerals – 0.6%
Teck Resources Ltd., 9.75%, 2014 (n)	$ 375,000	$388,125
Teck Resources Ltd., 10.75%, 2019 (n)	725,000	779,375

		$1,167,500

Printing & Publishing – 1.0%
American Media Operations, Inc., 9%, 2013 (p)(z)	$ 74,938	$31,380

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – continued
American Media Operations, Inc., 14%, 2013 (p)(z)	$ 782,376	$257,967
Dex Media West LLC, 9.875%, 2013 (d)	975,000	148,688
Idearc, Inc., 8%, 2016 (d)	1,322,000	34,703
Nielsen Finance LLC, 10%, 2014	955,000	903,669
Nielsen Finance LLC, 11.5%, 2016 (n)	590,000	573,775
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	216,000	138,780
Quebecor World, Inc., 6.125%, 2013 (d)	800,000	68,000
Tribune Co., 5.25%, 2015 (d)	755,000	37,750

		$2,194,712

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$ 375,000	$348,750

Real Estate – 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017 (z)	$ 285,000	$277,875

Retailers – 2.1%
Couche-Tard, Inc., 7.5%, 2013	$ 350,000	$341,250
Dollar General Corp., 11.875%, 2017 (p)	190,000	205,200
Limited Brands, Inc., 5.25%, 2014	705,000	599,359
Macy’s Retail Holdings, Inc., 5.35%, 2012	330,000	300,370
Macy’s Retail Holdings, Inc., 5.75%, 2014	1,055,000	897,006
Neiman Marcus Group, Inc., 10.375%, 2015	685,000	400,725
Rite Aid Corp., 9.75%, 2016 (n)	575,000	575,000
Rite Aid Corp., 7.5%, 2017	545,000	426,463
Sally Beauty Holdings, Inc., 10.5%, 2016	725,000	717,750

		$4,463,123

Specialty Chemicals – 0.5%
Ashland, Inc., 9.125%, 2017 (n)	$ 1,055,000	$1,097,200

Specialty Stores – 0.5%
Michaels Stores, Inc., 10%, 2014	$ 150,000	$126,000
Payless ShoeSource, Inc., 8.25%, 2013	1,055,000	975,875

		$1,101,875

Supermarkets – 0.2%
SUPERVALU, Inc., 8%, 2016	$ 520,000	$504,400

Telecommunications – Wireless – 3.1%
Cricket Communications, Inc., 7.75%, 2016 (z)	$ 580,000	$558,250
Crown Castle International Corp., 9%, 2015	750,000	763,125
Crown Castle International Corp., 7.75%, 2017 (n)	385,000	375,375
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	765,000	768,825
MetroPCS Wireless, Inc., 9.25%, 2014	420,000	417,375
Nextel Communications, Inc., 6.875%, 2013	770,000	637,175
Sprint Nextel Corp., 8.375%, 2012	1,220,000	1,201,700
Sprint Nextel Corp., 8.75%, 2032	445,000	358,225
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	1,580,000	1,580,000

		$6,660,050

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telephone Services – 0.3%
Frontier Communications Corp., 8.25%, 2014	$ 710,000	$670,950

Tobacco – 0.6%
Alliance One International, Inc., 10%, 2016 (z)	$ 530,000	$502,175
Altria Group, Inc., 9.7%, 2018	610,000	699,332

		$1,201,507

Transportation – Services – 0.4%
Hertz Corp., 8.875%, 2014	$ 1,030,000	$947,600

Utilities – Electric Power – 5.7%
AES Corp., 8%, 2017	$ 1,470,000	$1,367,100
Calpine Corp., 8%, 2016 (n)	770,000	737,275
Dynegy Holdings, Inc., 7.5%, 2015	940,000	783,725
Dynegy Holdings, Inc., 7.75%, 2019	945,000	735,919
Edison Mission Energy, 7%, 2017	1,385,000	1,062,988
Mirant Americas Generation LLC, 8.3%, 2011	800,000	798,000
Mirant North America LLC, 7.375%, 2013	505,000	484,800
NRG Energy, Inc., 7.375%, 2016	4,130,000	3,908,013
RRI Energy, Inc., 7.875%, 2017	362,000	323,990
Texas Competitive Electric Holdings LLC, 10.25%, 2015	2,920,000	1,817,700

		$12,019,510

Total Bonds (Identified Cost, $225,000,651)		$185,737,629

FLOATING RATE LOANS (g)(r) – 6.4%
Aerospace – 0.5%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.59%, 2014	$ 65,293	$44,196
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.4%, 2014	1,608,804	1,088,959

		$1,133,155

Automotive – 1.2%
Accuride Corp., Term Loan, 3%, 2012	$ 136,626	$105,612
Federal-Mogul Corp., Term Loan B, 2.25%, 2014	1,190,506	791,686
Ford Motor Co., Term Loan, 3.59%, 2013	2,244,675	1,618,411
Mark IV Industries, Inc., Second Lien Term Loan, 9.85%, 2011 (d)	982,733	7,985

		$2,523,694

Broadcasting – 0.5%
Gray Television, Inc., Term Loan, 3.82%, 2014	$ 522,791	$320,536
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	438,565	207,849
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	1,179,835	559,158

		$1,087,543

Building – 0.1%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$ 161,633	$140,298

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Business Services – 0.5%
First Data Corp., Term Loan B-1, 3.06%, 2014	$ 1,550,622	$1,159,090

Cable TV – 0.3%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$ 734,963	$661,926

Electronics – 0.2%
Freescale Semiconductor, Inc., Term Loan B, 2.07%, 2013	$ 449,888	$327,068

Gaming & Lodging – 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.87%, 2014	$ 1,601,789	$200,224
MGM Mirage, Term Loan, 2011 (o)	334,590	258,681

		$458,905

Printing & Publishing – 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$ 1,825,983	$545,512

Retailers – 0.3%
Toys “R” Us, Inc., Term Loan, 2010 (o)	$ 342,997	$337,424
Toys “R” Us, Inc., Term Loan B, 2012 (o)	345,212	315,330

		$652,754

Specialty Chemicals – 0.3%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$ 170,474	$175,440
LyondellBasell, DIP Term Loan B-3, 5.82%, 2014	170,307	141,035
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.81%, 2014 (o)	15,167	6,565
LyondellBasell, Dutch Tranche Term Loan, 3.81%, 2014 (o)	35,677	15,443
LyondellBasell, German Tranche Term Loan B-1, 4.06%, 2014 (o)	43,543	18,848
LyondellBasell, German Tranche Term Loan B-2, 4.06%, 2014 (o)	43,543	18,848
LyondellBasell, German Tranche Term Loan B-3, 4.06%, 2014 (o)	43,543	18,848
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.81%, 2014 (o)	56,876	24,619
LyondellBasell, U.S. Tranche Term Loan, 3.81%, 2014 (o)	108,365	46,907
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	188,944	81,786
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	188,944	81,786
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	188,944	81,786

		$711,911

Specialty Stores – 0.5%
Michaels Stores, Inc., Term Loan B, 2.67%, 2013	$ 1,273,675	$1,007,972

Utilities – Electric Power – 1.5%
Calpine Corp., Term Loan, 3.47%, 2014	$ 931,441	$822,515

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Utilities – Electric Power – continued
NRG Energy, Inc., Synthetic Letter of Credit, 2.34%, 2013 (o)	$ 186,043	$174,669
NRG Energy, Inc., Term Loan, 2.01%, 2013 (o)	348,370	327,072
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.82%, 2014	2,618,082	1,865,711

		$3,189,967

Total Floating Rate Loans (Identified Cost, $18,711,670)		$13,599,795

COMMON STOCKS – 1.0%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	21	$0

Cable TV – 0.5%
Cablevision Systems Corp., “A”	13,700	$265,917
Comcast Corp., “A”	49,300	714,357
Time Warner Cable, Inc.	5,800	183,686

		$1,163,960

Energy – Integrated – 0.1%
Chevron Corp.	2,700	$178,875

Gaming & Lodging – 0.1%
Pinnacle Entertainment, Inc. (a)	33,400	$310,286

Printing & Publishing – 0.1%
American Media, Inc. (a)	14,342	$19,219

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – continued
Golden Books Family Entertainment, Inc. (a)	17,708	$0

		$19,219

Telephone Services – 0.2%
Windstream Corp.	49,400	$412,984

Total Common Stocks (Identified Cost, $3,518,300)		$2,085,324

PREFERRED STOCKS – 0.6%
Financial Institutions – 0.1%
Preferred Blocker, Inc., 7% (z)	556	$239,115

Major Banks – 0.5%
Bank of America Corp., 8.625%	51,000	$1,034,280

Total Preferred Stocks (Identified Cost, $1,703,120)		$1,273,395

MONEY MARKET FUNDS (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	3,374,793	$3,374,793

Total Investments (Identified Cost, $252,308,534)		$206,070,936

OTHER ASSETS, LESS LIABILITIES – 3.0%		6,486,407

Net Assets – 100.0%		$212,557,343

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $31,638,162, representing 14.9% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined. The rate shown represents a weighted average coupon rate on the full position, including unsettled positions which have no current coupon.
(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 2.508%, 2011	10/13/06	$687,485	$109,998
Alliance One International, Inc., 10%, 2016	6/26/09	504,438	502,175
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/09	47,454	31,380
American Media Operations, Inc., 14%, 2013	1/29/09-4/15/09	419,495	257,967
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,137,646	104,000
Arbor Realty Mortgage Securities, CDO, FRN, 3.401%, 2038	12/20/05	631,849	25,274

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Bonten Media Acquisition Co., 9%, 2015	5/22/07-5/15/09	$877,831	$166,840
CB Richard Ellis Group, Inc., 11.625%, 2017	6/15/09	276,112	277,875
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	915,006	19,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.391%, 2050	4/12/06	500,000	10,000
Cinemark USA, Inc., 8.625%, 2019	6/16/09	278,048	281,438
Cricket Communications, Inc., 7.75%, 2016	5/28/09-5/29/09	558,816	558,250
LBI Media, Inc., 8.5%, 2017	7/18/07	629,440	336,800
Local TV Finance LLC, 9.25%, 2015	11/09/07-6/01/09	1,568,164	267,181
Momentive Performance Materials, Inc., 12.5%, 2014	4/23/08-6/16/09	665,800	533,445
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	428,120	239,115
Royal Caribbean Cruises Ltd., 11.875%, 2015	6/30/09	365,246	365,246
Terremark Worldwide, Inc., 12%, 2017	6/17/09	152,226	153,600
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	1,001,425	663,300
Univision Communications, Inc., 12%, 2014	6/25/09	116,258	122,813
Wachovia Credit, CDO, FRN, 1.957%, 2026	6/08/06	376,000	15,040
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05-9/12/06	1,665,413	1,580,000
Total Restricted Securities			$6,620,737
% of Net Assets			3.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLN	Credit-Linked Note

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	1,395,125	7/20/09	$1,893,325	$1,957,182	$(63,857)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

10

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $248,933,741)	$202,696,143
Underlying funds, at cost and value	3,374,793
Total investments, at value (identified cost, $252,308,534)	$206,070,936
Cash	$2,014,313
Receivables for
Investments sold	3,591,945
Fund shares sold	28,572
Interest and dividends	4,204,682
Other assets	11,785
Total assets		$215,922,233
Liabilities
Payables for
Forward foreign currency exchange contracts	$63,857
Investments purchased	2,955,202
Fund shares reacquired	195,995
Payable to affiliates
Management fee	8,127
Distribution and/or service fees	1,425
Administrative services fee	533
Payable for trustees’ compensation	5,755
Accrued expenses and other liabilities	133,996
Total liabilities		$3,364,890
Net assets		$212,557,343
Net assets consist of
Paid-in capital	$381,812,443
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(46,297,121)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(135,449,466)
Undistributed net investment income	12,491,487
Net assets		$212,557,343
Shares of beneficial interest outstanding		45,884,220

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$108,241,081	23,281,135	$4.65
Service Class	104,316,262	22,603,085	4.62

See Notes to Financial Statements

11

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$10,602,750
Dividends	190,610
Dividends from underlying funds	5,528
Total investment income		$10,798,888
Expenses
Management fee	$740,701
Distribution and/or service fees	124,269
Administrative services fee	44,126
Trustees’ compensation	17,524
Custodian fee	21,425
Shareholder communications	30,186
Auditing fees	28,984
Legal fees	4,306
Miscellaneous	11,225
Total expenses		$1,022,746
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(49,362)
Net expenses		$973,378
Net investment income		$9,825,510
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(11,395,952)
Swap transactions	(3,311,002)
Foreign currency transactions	117,649
Net realized gain (loss) on investments and foreign currency transactions		$(14,589,305)
Change in unrealized appreciation (depreciation)
Investments	$41,929,691
Swap transactions	2,993,001
Translation of assets and liabilities in foreign currencies	(127,210)
Net unrealized gain (loss) on investments and foreign currency translation		$44,795,482
Net realized and unrealized gain (loss) on investments and foreign currency		$30,206,177
Change in net assets from operations		$40,031,687

See Notes to Financial Statements

12

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$9,825,510	$22,757,728
Net realized gain (loss) on investments and foreign currency transactions	(14,589,305)	(22,749,813)
Net unrealized gain (loss) on investments and foreign currency translation	44,795,482	(78,706,953)
Change in net assets from operations	$40,031,687	$(78,699,038)
Distributions declared to shareholders
From net investment income	$(21,199,945)	$(25,133,394)
Change in net assets from fund share transactions	$(6,048,706)	$(20,962,942)
Total change in net assets	$12,783,036	$(124,795,374)
Net assets
At beginning of period	199,774,307	324,569,681
At end of period (including undistributed net investment income of $12,491,487 and $23,865,922, respectively)	$212,557,343	$199,774,307

See Notes to Financial Statements

13

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$4.25		$6.56	$6.93	$6.83	$7.32	$7.27
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.49	$0.49	$0.48	$0.49	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(2.26)	(0.34)	0.19	(0.36)	0.11
Total from investment operations	$0.91		$(1.77)	$0.15	$0.67	$0.13	$0.63
Less distributions declared to shareholders
From net investment income	$(0.51)		$(0.54)	$(0.52)	$(0.57)	$(0.62)	$(0.58)
Net asset value, end of period	$4.65		$4.25	$6.56	$6.93	$6.83	$7.32
Total return (%) (k)(r)(s)	23.02	(n)	(29.50)	1.93	10.39	2.19	9.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.89	0.84	0.85	0.86	0.83
Expenses after expense reductions (f)	0.86	(a)	0.84	0.79	0.83	N/A	N/A
Net investment income	10.07	(a)	8.60	7.25	7.14	7.06	7.27
Portfolio turnover	34		63	69	92	53	68
Net assets at end of period (000 Omitted)	$108,241		$96,605	$175,408	$224,412	$255,999	$319,653

See Notes to Financial Statements

14

MFS High Yield Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$4.21		$6.50	$6.88	$6.79	$7.28	$7.23
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.47	$0.47	$0.46	$0.47	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(2.24)	(0.35)	0.19	(0.36)	0.12
Total from investment operations	$0.91		$(1.77)	$0.12	$0.65	$0.11	$0.61
Less distributions declared to shareholders
From net investment income	$(0.50)		$(0.52)	$(0.50)	$(0.56)	$(0.60)	$(0.56)
Net asset value, end of period	$4.62		$4.21	$6.50	$6.88	$6.79	$7.28
Total return (%) (k)(r)(s)	23.07	(n)	(29.64)	1.56	10.04	1.93	9.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.14	1.09	1.10	1.11	1.08
Expenses after expense reductions (f)	1.11	(a)	1.09	1.04	1.08	N/A	N/A
Net investment income	9.82	(a)	8.38	7.01	6.89	6.81	6.99
Portfolio turnover	34		63	69	92	53	68
Net assets at end of period (000 Omitted)	$104,316		$103,169	$149,162	$131,839	$111,348	$109,914

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

15

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

16

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,100,385	$239,114	$19,219	$3,358,718
Non-U.S. Sovereign Debt	—	351,110	—	351,110
Corporate Bonds	—	161,031,519	—	161,031,519
Residential Mortgage-Backed Securities	—	25,274	—	25,274
Commercial Mortgage-Backed Securities	—	8,344,621	—	8,344,621
Asset-Backed Securities (including CDOs)	—	246,865	109,997	356,862
Foreign Bonds	—	14,533,996	—	14,533,996
Floating Rate Loans	—	13,599,796	—	13,599,796
Other Fixed Income Securities	—	1,094,247	—	1,094,247
Mutual Funds	3,374,793	—	—	3,374,793
Total Investments	$6,475,178	$199,466,542	$129,216	$206,070,936

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(63,857)	$—	$(63,857)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities
Balance as of 12/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(11,473)	(55,258)
Net purchases (sales)	30,692	5,901
Transfers in and/or out of Level 3	—	159,354
Balance as of 6/30/09	$19,219	$109,997

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial

17

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts not Accounted for as Hedging Instruments Under FAS 133	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	$—	Payable for forward foreign currency exchange contracts	$(63,857)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Foreign Currency Transactions	Swap Transactions	Total
Foreign Exchange Contracts	$139,415	$—	$139,415
Credit Contracts	—	(3,311,002)	(3,311,002)
Total	$139,415	$(3,311,002)	$(3,171,587)

18

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Foreign Exchange Contracts	$(137,473)	$—	$(137,473)
Credit Contracts	—	2,993,001	2,993,001
Total	$(137,473)	$2,993,001	$2,855,528

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

19

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At June 30, 2009, the portfolio had unfunded loan commitments of $56,807, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$25,133,394

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$253,514,262
Gross appreciation	4,530,861
Gross depreciation	(51,974,187)
Net unrealized appreciation (depreciation)	$(47,443,326)

As of 12/31/08
Undistributed ordinary income	21,194,959
Capital loss carryforwards	(119,653,667)
Other temporary differences	(300,887)
Net unrealized appreciation (depreciation)	(89,327,237)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(37,568,488)
12/31/10	(46,740,625)
12/31/13	(5,089,839)
12/31/14	(7,011,353)
12/31/16	(23,243,372)
$(119,653,677)

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$10,861,982	$13,147,666
Service Class	10,337,963	11,985,728
Total	$21,199,945	$25,133,394

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders, but such agreement will continue at least until April 30, 2010. This management fee reduction amounted to $49,362, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s total annual operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay a portion of the fund’s expenses.

In addition, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% annually of average daily net assets for the Initial Class shares and 1.25% annually of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2010. For the six months ended June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to

22

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0447% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,728 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $64,298,210 and $66,253,022, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,206,290	$5,240,330	2,668,236	$13,260,670
Service Class	1,113,192	4,809,217	5,487,552	24,860,434
	2,319,482	$10,049,547	8,155,788	$38,121,104
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,642,818	$10,861,982	2,151,827	$13,147,666
Service Class	2,533,814	10,337,963	1,974,585	11,985,728
	5,176,632	$21,199,945	4,126,412	$25,133,394
Shares reacquired
Initial Class	(3,289,177)	$(14,109,100)	(8,850,420)	$(51,391,122)
Service Class	(5,520,829)	(23,189,098)	(5,915,569)	(32,826,318)
	(8,810,006)	$(37,298,198)	(14,765,989)	$(84,217,440)
Net change
Initial Class	559,931	$1,993,212	(4,030,357)	$(24,982,786)
Service Class	(1,873,823)	(8,041,918)	1,546,568	4,019,844
	(1,313,892)	$(6,048,706)	(2,483,789)	$(20,962,942)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $1,090 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

23

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	36,161,789	(32,786,996)	3,374,793

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,528	$3,374,793

24

MFS High Yield Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

25

MFS® Bond Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

BDS-SEM

MFS® BOND PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Bond Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	71.1%
High Yield Corporates	11.4%
Commercial Mortgage-Backed Securities	8.0%
Emerging Markets Bonds	4.4%
Non-U.S. Government Bonds	1.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Collateralized Debt Obligations	0.1%

Credit quality of bonds (r)
AAA	6.6%
AA	7.8%
A	24.7%
BBB	47.9%
BB	9.4%
B	2.5%
CCC	0.7%
CC	0.4%
D (o)	0.0%

Portfolio facts
Average Duration (d)(i)	5.1
Average Effective Maturity (i)(m)	7.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.76%	$1,000.00	$1,134.37	$4.02
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
Service Class	Actual	1.01%	$1,000.00	$1,133.05	$5.34
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.1%
Aerospace – 0.7%
Bombardier, Inc., 6.3%, 2014 (n)	$1,275,000	$1,115,625

Asset Backed & Securitized – 8.4%
ARCap REIT, Inc., CDO, “G”, 6.086%, 2045 (z)	$350,000	$24,500
Asset Securitization Corp., FRN, 8.63%, 2029	484,378	536,293
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	855,963	605,721
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040 (z)	470,000	173,289
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	430,961	418,032
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	379,460
Commercial Mortgage Acceptance Corp., FRN, 1.726%, 2030 (i)	1,420,420	69,147
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	397,355	289,696
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	7,569	7,177
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	454,000	311,161
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	890,177	424,432
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	625,000	608,571
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	440,000	233,200
Falcon Franchise Loan LLC, FRN, 4.006%, 2025 (i)(z)	2,086,313	148,754
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	401,901	401,716
GE Commercial Mortgage Corp., FRN, 5.515%, 2044	440,000	225,484
GMAC LLC, FRN, 6.02%, 2033 (z)	800,000	626,614
GMAC LLC, FRN, 7.912%, 2034 (n)	825,000	634,476
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	552,776	539,674
Greenwich Capital Commercial Funding Corp., FRN, 6.114%, 2038	350,000	181,757
Greenwich Capital Commercial Funding Corp., FRN, 6.114%, 2038	271,221	222,478
GS Mortgage Securities Corp., 5.56%, 2039	215,006	175,360
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	260,006	191,388
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.504%, 2042 (n)	765,072	166,956
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.527%, 2043	1,168,381	601,738
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	681,261	342,178
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	880,000	766,753
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	195,039	148,939

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	$410,000	$319,868
KKR Financial CLO Ltd., “C”, CDO, FRN, 2.333%, 2021 (n)	519,058	79,156
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.001%, 2030 (i)	1,876,104	46,511
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	234,000	44,211
Morgan Stanley Capital I, Inc., 5.72%, 2032	188,511	188,800
Morgan Stanley Capital I, Inc., FRN, 1.035%, 2030 (i)(n)	4,101,223	85,899
Mortgage Capital Funding, Inc., FRN, 2.457%, 2031 (i)	145,298	7
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	800,000	753,826
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013 (z)	567,000	465,140
Spirit Master Funding LLC, 5.05%, 2023 (z)	408,060	294,451
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	462,647	406,701
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	680,000	357,903

		$12,497,417

Automotive – 0.3%
Ford Motor Credit Co. LLC, 9.75%, 2010	$530,000	$507,685

Broadcasting – 1.1%
News America, Inc., 8.5%, 2025	$770,000	$781,805
WPP Finance, 8%, 2014	881,000	894,680

		$1,676,485

Brokerage & Asset Managers – 0.7%
INVESCO PLC, 4.5%, 2009	$1,097,000	$1,101,616

Building – 0.6%
CRH PLC, 8.125%, 2018	$477,000	$459,211
Hanson PLC, 7.875%, 2010	380,000	366,700

		$825,911

Cable TV – 2.0%
Cox Communications, Inc., 4.625%, 2013	$994,000	$977,968
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	258,006
TCI Communications, Inc., 9.8%, 2012	439,000	494,185
Time Warner Cable, Inc., 8.25%, 2019	850,000	964,424
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	297,741

		$2,992,324

Chemicals – 0.7%
Dow Chemical Co., 8.55%, 2019	$490,000	$490,872
Dow Chemical Co., 9.4%, 2039	490,000	504,395

		$995,267

4

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – 0.7%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,070,000	$1,023,188

Conglomerates – 0.6%
American Standard Cos., Inc., 7.625%, 2010	$302,000	$307,141
Kennametal, Inc., 7.2%, 2012	526,000	519,944

		$827,085

Construction – 0.7%
D.R. Horton, Inc., 7.875%, 2011	$764,000	$771,640
D.R. Horton, Inc., 5.625%, 2014	269,000	229,995

		$1,001,635

Consumer Goods & Services – 2.8%
Clorox Co., 5%, 2013	$700,000	$727,477
Fortune Brands, Inc., 5.125%, 2011	914,000	917,435
Hasbro, Inc., 6.125%, 2014	370,000	380,343
Procter & Gamble Co., 4.6%, 2014	600,000	631,009
Service Corp. International, 7.375%, 2014	300,000	283,500
Western Union Co., 5.4%, 2011	1,133,000	1,184,146

		$4,123,910

Defense Electronics – 1.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$470,000	$480,524
L-3 Communications Corp., 6.375%, 2015	1,483,000	1,345,823

		$1,826,347

Electronics – 0.6%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$326,853
Tyco Electronics Group S.A., 7.125%, 2037	700,000	567,190

		$894,043

Emerging Market Quasi-Sovereign – 2.5%
BNDES S.A., 6.5%, 2019 (z)	$739,000	$740,478
Industrial Bank of Korea, 7.125%, 2014 (n)	267,000	275,318
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	137,000	126,382
Korea Hydro & Nuclear Power Co., 6.25%, 2014 (z)	164,000	163,594
Mubadala Development Co., 7.625%, 2019 (n)	395,000	398,950
Petrobras International Finance Co., 7.875%, 2019	466,000	507,940
Qtel International Finance Ltd., 7.875%, 2019 (z)	489,000	497,497
RSHB Capital S.A., 9%, 2014 (z)	340,000	343,400
TDIC Finance Ltd., 6.5%, 2014 (z)	735,000	736,838

		$3,790,397

Emerging Market Sovereign – 0.8%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$431,000	$445,205
Republic of Indonesia, 11.625%, 2019 (n)	315,000	398,869
Republic of Panama, 7.25%, 2015	295,000	321,550

		$1,165,624

Energy – Independent – 1.3%
Anadarko Petroleum Corp., 6.45%, 2036	$800,000	$719,133
Chesapeake Energy Corp., 9.5%, 2015	624,000	628,680

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Talisman Energy, Inc., 7.75%, 2019	$590,000	$653,598

		$2,001,411

Energy – Integrated – 1.2%
ConocoPhillips, 6%, 2020	$600,000	$642,423
Hess Corp., 8.125%, 2019	440,000	500,920
Husky Energy, Inc., 7.25%, 2019	576,000	629,321

		$1,772,664

Entertainment – 0.7%
Time Warner, Inc., 9.125%, 2013	$916,000	$1,008,518
Time Warner, Inc., 6.5%, 2036	110,000	96,327

		$1,104,845

Financial Institutions – 0.9%
GMAC LLC, 7.25%, 2011 (z)	$609,000	$557,235
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	370,000
International Lease Finance Corp., 5.875%, 2013	524,000	396,902

		$1,324,137

Food & Beverages – 4.6%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$610,000	$667,130
Conagra Foods, Inc., 7%, 2019	340,000	372,735
Diageo Capital PLC, 5.5%, 2016	1,070,000	1,101,818
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	656,000	693,730
General Mills, Inc., 5.65%, 2012	374,000	399,135
General Mills, Inc., 5.65%, 2019	270,000	282,194
Kraft Foods, Inc., 6.125%, 2018	920,000	952,755
Miller Brewing Co., 5.5%, 2013 (n)	1,494,000	1,477,187
Tyson Foods, Inc., 7.85%, 2016	950,000	916,045

		$6,862,729

Food & Drug Stores – 0.7%
CVS Caremark Corp., 5.75%, 2017	$664,000	$667,432
CVS Caremark Corp., 6.6%, 2019	290,000	309,866

		$977,298

Forest & Paper Products – 0.2%
Stora Enso Oyj, 7.25%, 2036 (n)	$623,000	$370,685

Gaming & Lodging – 1.0%
Royal Caribbean Cruises Ltd., 8%, 2010	$705,000	$705,000
Wyndham Worldwide Corp., 6%, 2016	1,030,000	805,560

		$1,510,560

Insurance – 2.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$792,000	$463,320
Metropolitan Life Global Funding, 5.125%, 2013 (n)	600,000	610,246
Metropolitan Life Global Funding, 5.125%, 2014 (n)	370,000	367,121
Prudential Financial, Inc., 6%, 2017	600,000	564,454
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,104,451

		$3,109,592

5

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Health – 0.5%
Humana, Inc., 7.2%, 2018	$754,000	$679,460

Insurance – Property & Casualty – 1.2%
Ace INA Holdings, Inc., 5.9%, 2019	$350,000	$350,824
AXIS Capital Holdings Ltd., 5.75%, 2014	855,000	770,538
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	223,200
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	580,000	417,600

		$1,762,162

International Market Quasi-Sovereign – 1.2%
Electricite de France, 6.95%, 2039 (n)	$700,000	$785,897
ING Bank N.V., 3.9%, 2014 (n)	1,000,000	1,018,035

		$1,803,932

Local Authorities – 1.5%
California, (Build America Bonds), 7.5%, 2034	$310,000	$283,455
California, (Build America Bonds), 7.55%, 2039	295,000	268,565
Illinois Toll Highway Authority Rev. (Build America Bonds), 6.184%, 2034	235,000	238,057
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	625,000	736,631
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	615,000	715,897

		$2,242,605

Major Banks – 10.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$640,000	$320,000
Bank of America Corp., 5.65%, 2018	1,210,000	1,069,193
Bank of America Corp., 7.625%, 2019	990,000	994,416
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	882,000	590,940
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	511,000
Credit Suisse (USA), Inc., 4.875%, 2010	1,389,000	1,432,341
Credit Suisse (USA), Inc., 6%, 2018	180,000	179,698
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,067,314
Goldman Sachs Group, Inc., 7.5%, 2019	910,000	974,403
JPMorgan Chase & Co., 6.3%, 2019	810,000	814,717
Kookmin Bank, 7.25%, 2014 (n)	400,000	412,979
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	312,494
Morgan Stanley, 5.75%, 2016	906,000	868,579
Morgan Stanley, 6.625%, 2018	701,000	698,831
Morgan Stanley, 7.3%, 2019	540,000	559,953
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	441,000	386,056
PNC Funding Corp., 5.625%, 2017	1,095,000	1,014,819
Royal Bank of Scotland Group PLC, 9.118%, 2049	348,000	283,620
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	851,000	548,039
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,020,000	913,592

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Wachovia Corp., 6.605%, 2025	$1,270,000	$1,159,392

		$15,112,376

Medical & Health Technology & Services – 2.5%
Fisher Scientific International, Inc., 6.125%, 2015	$1,440,000	$1,445,400
HCA, Inc., 8.75%, 2010	438,000	439,095
Hospira, Inc., 5.55%, 2012	210,000	218,781
Hospira, Inc., 6.05%, 2017	760,000	742,213
McKesson Corp., 5.7%, 2017	770,000	769,277
McKesson Corp., 7.5%, 2019	120,000	135,138

		$3,749,904

Metals & Mining – 1.4%
BHP Billiton Finance Ltd., 6.5%, 2019	$510,000	$566,368
International Steel Group, Inc., 6.5%, 2014	945,000	905,326
Rio Tinto Finance USA Ltd., 5.875%, 2013	540,000	543,384

		$2,015,078

Mortgage Backed – 0.3%
Fannie Mae, 7.5%, 2030 - 2031	$205,377	$224,152
Freddie Mac, 5%, 2025	191,719	195,814

		$419,966

Natural Gas – Distribution – 0.7%
EQT Corp., 8.125%, 2019	$980,000	$1,048,961

Natural Gas – Pipeline – 4.1%
CenterPoint Energy, Inc., 7.875%, 2013	$1,383,000	$1,475,202
Energy Transfer Partners, 9.7%, 2019	480,000	551,062
Energy Transfer Partners LP, 8.5%, 2014	176,000	197,411
Enterprise Products Operating LP, 5.65%, 2013	354,000	362,684
Enterprise Products Partners LP, 6.3%, 2017	540,000	542,678
Kinder Morgan Energy Partners, 6.85%, 2020	370,000	379,254
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	407,781
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	566,842
Spectra Energy Capital LLC, 8%, 2019	942,000	994,336
Williams Cos., Inc., 7.125%, 2011	675,000	688,400

		$6,165,650

Network & Telecom – 3.8%
AT&T, Inc., 5.1%, 2014	$1,361,000	$1,413,790
AT&T, Inc., 5.8%, 2019	720,000	731,021
Qwest Corp., 8.375%, 2016 (n)	70,000	67,550
Telecom Italia Capital, 7.175%, 2019	518,000	525,094
Telefonica Europe B.V., 7.75%, 2010	981,000	1,034,833
Telemar Norte Leste S.A., 9.5%, 2019 (n)	321,000	349,489
Verizon Communications, Inc., 8.95%, 2039	660,000	833,460
Verizon New York, Inc., 6.875%, 2012	635,000	672,990

		$5,628,227

Oil Services – 1.3%
Halliburton Co., 7.45%, 2039	$840,000	$979,855
Smith International, Inc., 9.75%, 2019	850,000	981,819

		$1,961,674

6

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 5.5%
American Express Centurion Bank, 5.55%, 2012	$590,000	$591,210
American Express Co., 8.125%, 2019	720,000	747,165
Capital One Bank, 8.8%, 2019	1,000,000	1,021,624
Citigroup, Inc., 6.125%, 2018	1,460,000	1,277,005
Citigroup, Inc., 8.5%, 2019	1,128,000	1,147,446
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	412,000	255,440
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	1,051,000	793,505
Svenska Handelsbanken AB, 4.875%, 2014 (n)	990,000	980,025
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	322,730
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,064,435

		$8,200,585

Pharmaceuticals – 1.5%
Pfizer, Inc., 6.2%, 2019	$610,000	$667,111
Pfizer, Inc., 7.2%, 2039	360,000	427,468
Roche Holdings, Inc., 6%, 2019 (n)	1,100,000	1,172,909

		$2,267,488

Pollution Control – 0.6%
Allied Waste North America, Inc., 6.875%, 2017	$860,000	$851,400

Precious Metals & Minerals – 0.7%
Teck Cominco Ltd., 6.125%, 2035	$200,000	$146,742
Teck Resources Ltd., 10.25%, 2016 (z)	790,000	827,525

		$974,267

Printing & Publishing – 0.2%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$256,385

Railroad & Shipping – 1.3%
Canadian Pacific Railway Co., 6.5%, 2018	$430,000	$427,360
CSX Corp., 6.3%, 2012	826,000	848,583
CSX Corp., 7.375%, 2019	330,000	358,393
Kansas City Southern, 7.375%, 2014	330,000	277,200

		$1,911,536

Real Estate – 2.7%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,027,000	$830,642
Liberty Property LP, REIT, 5.5%, 2016	660,000	536,447
ProLogis, REIT, 5.75%, 2016	933,000	735,392
ProLogis, REIT, 5.625%, 2016	160,000	122,991
Simon Property Group, Inc., REIT, 6.35%, 2012	629,000	639,793
Simon Property Group, Inc., REIT, 5.75%, 2015	1,200,000	1,105,180

		$3,970,445

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$466,000	$508,680

Retailers – 1.6%
Autozone, Inc., 5.75%, 2015	$490,000	$488,771

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – continued
Home Depot, Inc., 5.875%, 2036	$756,000	$666,992
J.C. Penney Corp., Inc., 8%, 2010	81,000	81,892
Macy’s, Inc., 6.625%, 2011	426,000	411,817
Staples, Inc., 7.75%, 2011	370,000	391,275
Staples, Inc., 9.75%, 2014	335,000	374,172

		$2,414,919

Specialty Chemicals – 0.0%
Ashland, Inc., 9.125%, 2017 (n)	$45,000	$46,800

Supermarkets – 0.7%
Delhaize America, Inc., 9%, 2031	$360,000	$437,018
Kroger Co., 6.4%, 2017	574,000	608,543

		$1,045,561

Supranational – 0.3%
Corporacion Andina de Fomento, 6.875%, 2012	$481,000	$507,106

Telecommunications – Wireless – 0.8%
Rogers Cable, Inc., 5.5%, 2014	$364,000	$377,533
Rogers Wireless, Inc., 7.25%, 2012	535,000	574,844
Vodafone Group PLC, 5.625%, 2017	201,000	204,150

		$1,156,527

Telephone Services – 0.8%
Embarq Corp., 7.082%, 2016	$540,000	$527,360
Frontier Communications Corp., 8.25%, 2014	700,000	661,500

		$1,188,860

Tobacco – 3.2%
Altria Group, Inc., 9.95%, 2038	$1,010,000	$1,165,867
BAT International Finance PLC, 9.5%, 2018 (n)	600,000	705,205
Lorillard Tobacco Co., 8.125%, 2019	920,000	951,984
Reynolds American, Inc., 7.25%, 2012	881,000	883,758
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,027,073

		$4,733,887

Transportation – Services – 0.6%
Erac USA Finance Co., 7%, 2037 (n)	$1,070,000	$850,957

Utilities – Electric Power – 9.5%
AES Corp., 9.75%, 2016 (z)	$725,000	$734,062
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	1,110,000	1,154,947
Beaver Valley Funding Corp., 9%, 2017	815,000	804,429
CenterPoint Energy, Inc., 5.95%, 2017	450,000	393,213
Consumers Energy Co., 6.7%, 2019	430,000	468,018
DPL, Inc., 6.875%, 2011	614,000	645,215
Duke Energy Corp., 5.65%, 2013	930,000	974,774
E.ON International Finance B.V., 6.65%, 2038 (n)	145,000	156,511
EDP Finance B.V., 6%, 2018 (n)	1,010,000	1,037,087
Enersis S.A., 7.375%, 2014	686,000	733,840
Exelon Generation Co. LLC, 6.95%, 2011	1,340,000	1,418,996
Mirant Americas Generation LLC, 8.3%, 2011	700,000	698,250
NiSource Finance Corp., 7.875%, 2010	773,000	798,423

7

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
NorthWestern Corp., 5.875%, 2014	$680,000	$691,624
NRG Energy, Inc., 7.375%, 2016	920,000	870,550
Oncor Electric Delivery Co., 6.8%, 2018	561,000	599,489
Progress Energy, Inc., 7.05%, 2019	380,000	421,610
PSEG Power LLC, 5.5%, 2015	284,000	282,157
System Energy Resources, Inc., 5.129%, 2014 (z)	496,996	457,410
Waterford 3 Funding Corp., 8.09%, 2017	757,209	727,571

		$14,068,176

Total Bonds (Identified Cost, $150,483,391)		$142,942,054

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS – 0.0%
Financial Institutions – 0.0%
Preferred Blocker, Inc., 7% (Identified Cost, $99,330) (z)	129	$55,478

MONEY MARKET FUNDS (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	4,616,224	$4,616,224

Total Investments (Identified Cost, $155,198,945)		$147,613,756

OTHER ASSETS, LESS LIABILITIES – 0.8%		1,216,558

Net Assets – 100.0%		$148,830,314

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $22,858,794, representing 15.4% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AES Corp., 9.75%, 2016	3/30/09	$682,388	$734,062
ARCap REIT, Inc., CDO, “G”, 6.086%, 2045	9/21/04	328,812	24,500
Banco Nac De Desen Econo, 6.5%, 2019	6/03/09	736,532	740,478
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040	3/01/06	470,000	173,289
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03-3/08/07	432,206	418,032
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	615,454	608,571
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	410,168	233,200
Falcon Franchise Loan LLC, FRN, 4.006%, 2025	1/29/03	234,936	148,754
GMAC LLC, 7.25%, 2011	12/26/08	540,948	557,235
GMAC LLC, FRN, 6.02%, 2033	3/20/02	766,447	626,614
Korea Hydro & Nuclear Power Co., 6.25%, 2014	6/10/09	162,253	163,594
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	800,000	753,826
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	99,330	55,478
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013	12/06/04	629,481	465,140
Qtel International Finance Ltd., 7.875%, 2019	6/02/09-6/12/09	487,944	497,497
RSHB Capital S.A., 9%, 2014	6/05/09	346,115	343,400
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	402,800	294,451
System Energy Resources, Inc., 5.129%, 2014	4/16/04-9/08/04	497,279	457,410
TDIC Finance Ltd., 6.5%, 2014	6/25/09	732,560	736,838
Teck Resources Ltd., 10.25%, 2016	5/05/09	748,369	827,525
Total Restricted Securities			$8,859,894
% of Net Assets			6%

8

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/09

Swap Agreements at 6/30/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
6/20/13	USD	360,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$2,249

Liability Derivatives
Credit Default Swaps
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(2)	$(612,767)
3/20/14	USD	280,000	Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate)	(439)

						$(613,206)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 1.756%, 10/06/10, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

9

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $150,582,721)	$142,997,532
Underlying funds, at cost and value	4,616,224
Total investments, at value (identified cost, $155,198,945)	$147,613,756
Restricted cash	$550,000
Receivables for
Fund shares sold	411,376
Interest	2,157,642
Swaps, at value	2,249
Other assets	3,450
Total assets		$150,738,473
Liabilities
Payables for
Investments purchased	$1,222,359
Fund shares reacquired	194
Swaps, at value	613,206
Payable to affiliates
Management fee	4,876
Distribution and/or service fees	926
Administrative services fee	374
Payable for trustees’ compensation	3,993
Accrued expenses and other liabilities	62,231
Total liabilities		$1,908,159
Net assets		$148,830,314
Net assets consist of
Paid-in capital	$165,422,446
Unrealized appreciation (depreciation) on investments	(8,196,146)
Accumulated net realized gain (loss) on investments	(12,704,852)
Undistributed net investment income	4,308,866
Net assets		$148,830,314
Shares of beneficial interest outstanding		15,529,727

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$80,945,227	8,423,479	$9.61
Service Class	67,885,087	7,106,248	9.55

See Notes to Financial Statements

10

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$4,563,461
Dividends	3,501
Dividends from underlying funds	4,562
Foreign taxes withheld	(1,033)
Total investment income		$4,570,491
Expenses
Management fee	$390,583
Distribution and/or service fees	70,174
Administrative services fee	28,890
Trustees’ compensation	11,478
Custodian fee	17,133
Shareholder communications	7,372
Auditing fees	27,984
Legal fees	3,951
Miscellaneous	9,058
Total expenses		$566,623
Fees paid indirectly	(1)
Net expenses		$566,622
Net investment income		$4,003,869
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(2,235,851)
Swap transactions	63,570
Net realized gain (loss) on investments		$(2,172,281)
Change in unrealized appreciation (depreciation)
Investments	$15,290,372
Swap transactions	(303,766)
Net unrealized gain (loss) on investments		$14,986,606
Net realized and unrealized gain (loss) on investments		$12,814,325
Change in net assets from operations		$16,818,194

See Notes to Financial Statements

11

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$4,003,869	$8,702,282
Net realized gain (loss) on investments	(2,172,281)	(5,215,473)
Net unrealized gain (loss) on investments	14,986,606	(20,000,533)
Change in net assets from operations	$16,818,194	$(16,513,724)
Distributions declared to shareholders
From net investment income	$(9,101,368)	$(10,791,358)
Change in net assets from fund share transactions	$18,571,565	$(33,294,978)
Total change in net assets	$26,288,391	$(60,600,060)
Net assets
At beginning of period	122,541,923	183,141,983
At end of period (including undistributed net investment income of $4,308,866 and $9,406,365, respectively)	$148,830,314	$122,541,923

See Notes to Financial Statements

12

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.11		$10.89	$11.19	$11.40	$12.15	$12.39
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.57	$0.60	$0.59	$0.59	$0.61
Net realized and unrealized gain (loss) on investments	0.88		(1.64)	(0.21)	(0.04)	(0.39)	0.09
Total from investment operations	$1.17		$(1.07)	$0.39	$0.55	$0.20	$0.70
Less distributions declared to shareholders
From net investment income	$(0.67)		$(0.71)	$(0.69)	$(0.69)	$(0.74)	$(0.76)
From net realized gain on investments	—		—	—	(0.07)	(0.21)	(0.18)
Total distributions declared to shareholders	$(0.67)		$(0.71)	$(0.69)	$(0.76)	$(0.95)	$(0.94)
Net asset value, end of period	$9.61		$9.11	$10.89	$11.19	$11.40	$12.15
Total return (%) (k)(s)	13.44	(n)	(10.53)	3.53	5.20	1.75	6.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.76	(a)	0.74	0.71	0.71	0.72	0.69
Net investment income	6.25	(a)	5.64	5.50	5.32	5.05	5.04
Portfolio turnover	38		46	42	47	52	50
Net assets at end of period (000 Omitted)	$80,945		$70,504	$105,554	$120,991	$143,680	$164,227

See Notes to Financial Statements

13

MFS Bond Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.04		$10.81	$11.11	$11.33	$12.07	$12.33
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.54	$0.57	$0.56	$0.56	$0.58
Net realized and unrealized gain (loss) on investments	0.88		(1.63)	(0.21)	(0.05)	(0.38)	0.08
Total from investment operations	$1.15		$(1.09)	$0.36	$0.51	$0.18	$0.66
Less distributions declared to shareholders
From net investment income	$(0.64)		$(0.68)	$(0.66)	$(0.66)	$(0.71)	$(0.74)
From net realized gain on investments	—		—	—	(0.07)	(0.21)	(0.18)
Total distributions declared to shareholders	$(0.64)		$(0.68)	$(0.66)	$(0.73)	$(0.92)	$(0.92)
Net asset value, end of period	$9.55		$9.04	$10.81	$11.11	$11.33	$12.07
Total return (%) (k)(s)	13.30	(n)	(10.77)	3.28	4.87	1.59	5.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.01	(a)	0.99	0.96	0.96	0.97	0.94
Net investment income	6.00	(a)	5.39	5.25	5.07	4.81	4.80
Portfolio turnover	38		46	42	47	52	50
Net assets at end of period (000 Omitted)	$67,885		$52,038	$77,588	$76,471	$75,776	$73,572

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

14

MFS Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Bond Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the

15

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$55,478	$—	$55,478
Non-U.S. Sovereign Debt	—	7,267,059	—	7,267,059
Corporate Bonds	—	100,854,268	—	100,854,268
Residential Mortgage-Backed Securities	—	427,143	—	427,143
Commercial Mortgage-Backed Securities	—	11,795,263	—	11,795,263
Asset-Backed Securities (including CDOs)	—	694,977	—	694,977
Foreign Bonds	—	21,903,344	—	21,903,344
Mutual Funds	4,616,224	—	—	4,616,224
Total Investments	$4,616,224	$142,997,532	$—	$147,613,756

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps	$—	$(610,957)	$—	$(610,957)

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a

16

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Credit Contracts not Accounted for as Hedging Instruments Under FAS 133	Credit Default Swaps	Swaps, at value	$2,249	Swaps, at value	$(613,206)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Swap Transactions
Credit Contracts	$63,570

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Swap Transactions
Credit Contracts	$(303,766)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

17

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position if any, as of June 30, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of June 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $910,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

18

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$10,791,358

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$156,379,906
Gross appreciation	4,289,118
Gross depreciation	(13,055,268)
Net unrealized appreciation (depreciation)	$(8,766,150)

As of 12/31/08
Undistributed ordinary income	9,100,836
Capital loss carryforwards	(9,246,634)
Net unrealized appreciation (depreciation)	(24,163,160)

The aggregate cost above includes prior fiscal year end adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(2,113,205)
12/31/15	(1,256,685)
12/31/16	(5,876,744)
$(9,246,634)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$5,289,494	$6,244,633
Service Class	3,811,874	4,546,725
Total	$9,101,368	$10,791,358

19

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0443% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,151 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$13,541,555
Investments (non-U.S. Government securities)	$59,881,210	$34,799,315

20

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	644,820	$6,002,258	314,028	$3,103,635
Service Class	1,749,128	16,203,999	508,752	5,148,811
	2,393,948	$22,206,257	822,780	$8,252,446
Shares issued to shareholders in reinvestment of distributions
Initial Class	593,658	$5,289,494	609,828	$6,244,633
Service Class	430,234	3,811,874	446,633	4,546,725
	1,023,892	$9,101,368	1,056,461	$10,791,358
Shares reacquired
Initial Class	(553,748)	$(5,153,307)	(2,877,063)	$(29,003,530)
Service Class	(826,632)	(7,582,753)	(2,376,422)	(23,335,252)
	(1,380,380)	$(12,736,060)	(5,253,485)	$(52,338,782)
Net change
Initial Class	684,730	$6,138,445	(1,953,207)	$(19,655,262)
Service Class	1,352,730	12,433,120	(1,421,037)	(13,639,716)
	2,037,460	$18,571,565	(3,374,244)	$(33,294,978)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $741 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	38,289,754	(33,673,530)	4,616,224

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,562	$4,616,224

21

MFS Bond Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

22

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/09

GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	60.7%
U.S. Treasury Securities	19.6%
U.S. Government Agencies	11.2%
Municipal Bonds	2.9%
Commercial Mortgage-Backed Securities	1.8%
High Grade Corporates	0.1%

Credit quality of bonds (r)
AAA	97.9%
AA	1.8%
Not Rated	0.3%

Portfolio facts
Average Duration (d)(i)	3.9
Average Effective Maturity (i)(m)	5.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AAA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.67%	$1,000.00	$1,021.08	$3.36
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
Service Class	Actual	0.92%	$1,000.00	$1,019.18	$4.61
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 92.0%
Agency – Other – 4.9%
Financing Corp., 9.4%, 2018	$5,475,000	$7,594,581
Financing Corp., 9.8%, 2018	7,760,000	10,754,576
Financing Corp., 10.35%, 2018	3,415,000	4,802,002
Financing Corp., STRIPS, 0%, 2017	8,940,000	6,064,512

		$29,215,671

Asset Backed & Securitized – 1.8%
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	$2,241,233	$1,586,006
Banc of America Commercial Mortgage, Inc., FRN, “A4”, 5.414%, 2047	2,617,520	2,087,077
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	3,445,785	2,512,186
Greenwich Capital Commercial Funding Corp., FRN, 5.917%, 2038	554,814	455,104
GS Mortgage Securities Corp., 5.56%, 2039	1,460,932	1,191,546
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.007%, 2049	2,026,008	1,547,131
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	1,981,480	1,545,882

		$10,924,932

Local Authorities – 0.1%
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	$345,000	$349,951

Mortgage Backed – 60.4%
Fannie Mae, 5.503%, 2011	$649,000	$686,609
Fannie Mae, 6.088%, 2011	1,020,000	1,084,740
Fannie Mae, 4.73%, 2012	891,540	933,405
Fannie Mae, 4.79%, 2012 - 2015	7,234,335	7,552,564
Fannie Mae, 6.005%, 2012	270,079	288,738
Fannie Mae, 4.542%, 2013	903,055	943,564
Fannie Mae, 4.845%, 2013	1,708,090	1,794,701
Fannie Mae, 5.06%, 2013	869,224	908,708
Fannie Mae, 5.098%, 2013	2,987,406	3,163,590
Fannie Mae, 5.37%, 2013	1,545,166	1,648,142
Fannie Mae, 4.589%, 2014	1,245,693	1,294,467
Fannie Mae, 4.6%, 2014	827,270	859,291
Fannie Mae, 4.609%, 2014	3,231,641	3,362,463
Fannie Mae, 4.77%, 2014	709,709	741,517
Fannie Mae, 4.82%, 2014	726,201	759,922
Fannie Mae, 4.84%, 2014	4,835,173	5,078,122
Fannie Mae, 4.872%, 2014	3,088,731	3,234,505
Fannie Mae, 4.88%, 2014 - 2020	925,517	960,097
Fannie Mae, 5.1%, 2014	892,114	942,472
Fannie Mae, 4.56%, 2015	1,070,027	1,104,656
Fannie Mae, 4.62%, 2015	1,494,815	1,548,469
Fannie Mae, 4.665%, 2015	723,003	750,003
Fannie Mae, 4.69%, 2015	589,909	612,739
Fannie Mae, 4.7%, 2015	1,070,582	1,112,180
Fannie Mae, 4.74%, 2015	677,313	704,239
Fannie Mae, 4.78%, 2015	940,842	979,606
Fannie Mae, 4.81%, 2015	944,314	986,844

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage Backed – continued
Fannie Mae, 4.815%, 2015	$824,000	$859,177
Fannie Mae, 4.85%, 2015	591,138	618,138
Fannie Mae, 4.87%, 2015	622,678	651,123
Fannie Mae, 4.89%, 2015	703,466	736,786
Fannie Mae, 4.921%, 2015	2,206,994	2,314,988
Fannie Mae, 4.997%, 2015	106,584	112,117
Fannie Mae, 5.466%, 2015	1,393,553	1,496,975
Fannie Mae, 4.5%, 2016 - 2028	18,632,522	19,289,010
Fannie Mae, 5.423%, 2016	1,383,872	1,484,844
Fannie Mae, 6.5%, 2016 - 2037	9,797,266	10,509,935
Fannie Mae, 4.989%, 2017	3,279,466	3,450,918
Fannie Mae, 5.5%, 2017 - 2037	77,994,470	80,983,557
Fannie Mae, 6%, 2017 - 2037	18,777,950	19,695,075
Fannie Mae, 5.16%, 2018	381,382	403,988
Fannie Mae, 5%, 2019 - 2035	23,031,350	23,856,881
Fannie Mae, 7.5%, 2022 - 2031	892,613	973,790
Freddie Mac, 4.5%, 2010 - 2026	3,529,195	3,591,636
Freddie Mac, 4.375%, 2015	1,911,519	1,962,099
Freddie Mac, 5%, 2016 - 2032	23,555,934	24,319,581
Freddie Mac, 5.085%, 2019	2,879,000	2,989,146
Freddie Mac, 6%, 2021 - 2038	31,045,174	32,595,631
Freddie Mac, 5.5%, 2022 - 2036	50,639,349	52,409,967
Freddie Mac, 4%, 2024	696,613	702,942
Freddie Mac, 6.5%, 2032 - 2037	5,494,070	5,870,079
Ginnie Mae, 5.5%, 2033 - 2038	17,988,859	18,639,798
Ginnie Mae, 5.612%, 2058	4,893,796	5,062,020
Ginnie Mae, 6.36%, 2058	2,850,612	3,017,417

		$362,633,971

Municipals – 2.9%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$6,165,000	$6,438,788
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	2,995,000	3,255,625
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	2,125,000	2,420,970
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	1,020,000	1,114,289
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	3,775,000	3,922,753

		$17,152,425

U.S. Government Agencies and Equivalents – 6.1%
Aid-Egypt, 4.45%, 2015	$4,000,000	$4,167,840
Aid-Lebanon, 7.62%, 2009	623,724	625,507
Empresa Energetica Cornito Ltd., 6.07%, 2010	2,047,000	2,106,650
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,728,555
Small Business Administration, 9.05%, 2009	979	992
Small Business Administration, 8.7%, 2009	10,757	11,073
Small Business Administration, 6.35%, 2021	1,365,679	1,462,785

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.34%, 2021	$1,342,701	$1,438,183
Small Business Administration, 6.44%, 2021	1,600,004	1,717,726
Small Business Administration, 6.625%, 2021	2,128,229	2,294,396
Small Business Administration, 6.07%, 2022	1,614,148	1,724,094
Small Business Administration, 4.98%, 2023	1,299,523	1,341,671
Small Business Administration, 4.77%, 2024	2,226,333	2,305,173
Small Business Administration, 5.52%, 2024	1,819,437	1,912,178
Small Business Administration, 5.11%, 2025	1,767,025	1,839,366
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,477,738
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,716,000	1,721,865

		$36,875,792

U.S. Treasury Obligations – 15.8%
U.S. Treasury Bonds, 7.875%, 2021	$114,000	$154,773
U.S. Treasury Bonds, 6.25%, 2023	2,875,000	3,502,109
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,255,248
U.S. Treasury Bonds, 6.75%, 2026 (f)	1,829,000	2,380,272

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 5.25%, 2029	$13,368,000	$15,034,829
U.S. Treasury Bonds, 4.375%, 2038	348,000	351,426
U.S. Treasury Notes, 3.125%, 2013	36,187,000	37,436,573
U.S. Treasury Notes, 3.75%, 2018	24,291,000	24,710,506
U.S. Treasury Notes, 6.375%, 2027	6,594,000	8,322,868

		$95,148,604

Total Bonds (Identified Cost, $535,777,626)		$552,301,346

MONEY MARKET FUNDS (v) – 7.9%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	47,375,165	$47,375,165

Total Investments (Identified Cost, $583,152,791)		$599,676,511

OTHER ASSETS, LESS LIABILITIES – 0.1%		683,287

Net Assets – 100.0%		$600,359,798

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,728,555, representing 1.0% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance, Inc.

Derivative Contracts at 6/30/09

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	18	$2,130,469	Sep-09	$(19,751)
U.S. Treasury Note 2 yr (Long)	USD	110	23,784,063	Sep-09	(41,635)

					$(61,386)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

5

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $535,777,626)	$552,301,346
Underlying funds, at cost and value	47,375,165
Total investments, at value (identified cost, $583,152,791)	$599,676,511
Receivables for
Daily variation margin on open futures contracts	$219
Fund shares sold	1,056,211
Interest	4,097,856
Other assets	13,287
Total assets		$604,844,084
Liabilities
Payables for
Investments purchased	$3,445,432
Fund shares reacquired	835,389
Payable to affiliates
Management fee	18,078
Distribution and/or service fees	4,657
Administrative services fee	1,501
Payable for trustees’ compensation	17,205
Accrued expenses and other liabilities	162,024
Total liabilities		$4,484,286
Net assets		$600,359,798
Net assets consist of
Paid-in capital	$578,371,970
Unrealized appreciation (depreciation) on investments	16,462,334
Accumulated net realized gain (loss) on investments	(5,388,808)
Undistributed net investment income	10,914,302
Net assets		$600,359,798
Shares of beneficial interest outstanding		46,911,421

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$258,974,073	20,176,865	$12.84
Service Class	341,385,725	26,734,556	12.77

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$13,045,579
Dividends from underlying funds	26,282
Total investment income		$13,071,861
Expenses
Management fee	$1,486,172
Distribution and/or service fees	351,498
Administrative services fee	121,882
Trustees’ compensation	50,023
Custodian fee	58,836
Shareholder communications	31,515
Auditing fees	23,854
Legal fees	3,498
Miscellaneous	25,309
Total expenses		$2,152,587
Fees paid indirectly	(1)
Net expenses		$2,152,586
Net investment income		$10,919,275
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,335,554
Futures contracts	427,503
Net realized gain (loss) on investments		$1,763,057
Change in unrealized appreciation (depreciation)
Investments	$(1,953,251)
Futures contracts	347,313
Net unrealized gain (loss) on investments		$(1,605,938)
Net realized and unrealized gain (loss) on investments		$157,119
Change in net assets from operations		$11,076,394

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$10,919,275	$24,530,991
Net realized gain (loss) on investments	1,763,057	12,898,623
Net unrealized gain (loss) on investments	(1,605,938)	10,210,135
Change in net assets from operations	$11,076,394	$47,639,749
Distributions declared to shareholders
From net investment income	$(26,160,014)	$(31,001,486)
Change in net assets from fund share transactions	$78,221,600	$(99,982,211)
Total change in net assets	$63,137,980	$(83,343,948)
Net assets
At beginning of period	537,221,818	620,565,766
At end of period (including undistributed net investment income of $10,914,302 and $26,155,041, respectively)	$600,359,798	$537,221,818

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$13.23		$12.89	$12.65	$12.84	$13.16	$13.44
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.55	$0.56	$0.56	$0.56	$0.54
Net realized and unrealized gain (loss) on investments	0.01		0.51	0.31	(0.12)	(0.26)	(0.07)
Total from investment operations	$0.28		$1.06	$0.87	$0.44	$0.30	$0.47
Less distributions declared to shareholders
From net investment income	$(0.67)		$(0.72)	$(0.63)	$(0.63)	$(0.62)	$(0.75)
Net asset value, end of period	$12.84		$13.23	$12.89	$12.65	$12.84	$13.16
Total return (%) (k)(s)	2.11	(n)	8.55	7.18	3.68	2.30	3.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.67	(a)	0.65	0.63	0.63	0.63	0.62
Net investment income	4.18	(a)	4.31	4.48	4.47	4.32	4.12
Portfolio turnover	26		52	39	29	75	85
Net assets at end of period (000 Omitted)	$258,974		$266,170	$299,871	$351,906	$425,740	$493,616

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$13.15		$12.81	$12.58	$12.77	$13.10	$13.38
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.52	$0.53	$0.53	$0.53	$0.51
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.50	0.31	(0.12)	(0.27)	(0.07)
Total from investment operations	$0.25		$1.02	$0.84	$0.41	$0.26	$0.44
Less distributions declared to shareholders
From net investment income	$(0.63)		$(0.68)	$(0.61)	$(0.60)	$(0.59)	$(0.72)
Net asset value, end of period	$12.77		$13.15	$12.81	$12.58	$12.77	$13.10
Total return (%) (k)(s)	1.92	(n)	8.29	6.91	3.47	2.01	3.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.92	(a)	0.90	0.88	0.88	0.88	0.87
Net investment income	3.92	(a)	4.06	4.23	4.22	4.10	3.90
Portfolio turnover	26		52	39	29	75	85
Net assets at end of period (000 Omitted)	$341,386		$271,052	$320,695	$309,162	$241,128	$204,488

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

9

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair

10

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$161,240,067	$—	$161,240,067
Municipal Bonds	—	17,152,425		17,152,425
Corporate Bonds	—	349,951	—	349,951
Residential Mortgage-Backed Securities	—	362,633,971	—	362,633,971
Commercial Mortgage-Backed Securities	—	10,924,932	—	10,924,932
Mutual Funds	47,375,165	—	—	47,375,165
Total Investments	$47,375,165	$552,301,346	$—	$599,676,511

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(61,386)	$—	$—	$(61,386)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

11

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009.

		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts not Accounted for as Hedging Instruments Under FAS 133	Interest Rate Futures	Unrealized depreciation on investments	$(61,386	)(a)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Investment Transactions (i.e., Purchased Options)	Futures Contracts	Total
Interest Rate Contracts	$(45,353)	$427,503	$382,150

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$347,313

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option,

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$31,001,486

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$586,133,573
Gross appreciation	15,363,849
Gross depreciation	(1,820,911)
Net unrealized appreciation (depreciation)	$13,542,938

As of 12/31/08
Undistributed ordinary income	26,155,041
Capital loss carryforwards	(3,369,627)
Other temporary differences	(751,292)
Net unrealized appreciation (depreciation)	15,037,326

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/13	$(1,518,442)
12/31/14	(1,851,185)
$(3,369,627)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$12,895,028	$15,631,404
Service Class	13,264,986	15,370,082
Total	$26,160,014	$31,001,486

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that the total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay a portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0451% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,926 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$142,012,460	$114,694,068
Investments (non-U.S. Government securities)	$15,572,092	$18,920,834

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,321,371	$17,093,776	3,062,068	$39,366,748
Service Class	7,197,573	92,427,923	3,775,423	47,971,366
	8,518,944	$109,521,699	6,837,491	$87,338,114
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,004,286	$12,895,028	1,250,512	$15,631,404
Service Class	1,037,948	13,264,986	1,235,537	15,370,082
	2,042,234	$26,160,014	2,486,049	$31,001,486
Shares reacquired
Initial Class	(2,260,583)	$(29,649,239)	(7,462,745)	$(96,129,042)
Service Class	(2,112,105)	(27,810,874)	(9,434,584)	(122,192,769)
	(4,372,688)	$(57,460,113)	(16,897,329)	$(218,321,811)
Net change
Initial Class	65,074	$339,565	(3,150,165)	$(41,130,890)
Service Class	6,123,416	77,882,035	(4,423,624)	(58,851,321)
	6,188,490	$78,221,600	(7,573,789)	$(99,982,211)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $3,213 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,177,340	198,828,938	(154,631,113)	47,375,165

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,282	$47,375,165

16

MFS Government Securities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS® Variable Insurance Trust II
Semiannual report

MFS® Total Return Portfolio

6/30/09
TRS-SEM

MFS® TOTAL RETURN PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Total Return Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 3.125%, 2013	3.1%
Fannie Mae, 5.5%, 30 years	3.0%
Lockheed Martin Corp.	2.0%
Exxon Mobil Corp.	1.9%
JPMorgan Chase & Co.	1.9%
AT&T, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Fannie Mae, 6.0%, 30 years	1.8%
Bank of New York Mellon Corp.	1.4%
Goldman Sachs Group, Inc.	1.4%

Equity sectors
Financial Services	11.2%
Energy	7.9%
Consumer Staples	7.0%
Health Care	6.8%
Utilities & Communications	6.7%
Industrial Goods & Services	5.5%
Technology	3.6%
Retailing	3.6%
Basic Materials	2.0%
Leisure	1.6%
Special Products & Services	1.5%
Autos & Housing	0.6%
Transportation	0.2%

Fixed income sectors (i)
Mortgage-Backed Securities	15.0%
High Grade Corporates	10.4%
U.S. Treasury Securities	9.3%
Commercial Mortgage-Backed Securities	2.5%
U.S. Government Agencies	1.0%
Non-U.S. Government Bonds	0.9%
Emerging Markets Bonds	0.6%
Asset-Backed Securities	0.3%
High Yield Corporates	0.2%
Municipal Bonds	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Total Return Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.78%	$1,000.00	$1,042.92	$3.95
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$1,041.43	$5.21
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 58.2%
Aerospace – 4.0%
Goodrich Corp.	16,840	$841,494
Lockheed Martin Corp.	327,280	26,395,131
Northrop Grumman Corp.	253,420	11,576,225
United Technologies Corp.	259,000	13,457,639

		$52,270,489

Alcoholic Beverages – 0.9%
Diageo PLC	561,152	$8,045,748
Heineken N.V.	54,030	2,004,044
Molson Coors Brewing Co.	35,630	1,508,217

		$11,558,009

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	179,260	$9,282,082

Automotive – 0.3%
Johnson Controls, Inc.	158,530	$3,443,271

Biotechnology – 0.2%
Genzyme Corp. (a)	55,330	$3,080,220

Broadcasting – 1.4%
Omnicom Group, Inc.	262,680	$8,295,433
Walt Disney Co.	347,140	8,098,775
WPP Group PLC	287,279	1,905,885

		$18,300,093

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp.	94,270	$1,653,495
Deutsche Boerse AG	14,900	1,155,487
Franklin Resources, Inc.	25,320	1,823,293
Invesco Ltd.	119,120	2,122,718

		$6,754,993

Business Services – 1.3%
Accenture Ltd., “A”	238,590	$7,983,221
Automatic Data Processing, Inc.	30,750	1,089,780
Dun & Bradstreet Corp.	19,350	1,571,414
Visa, Inc., “A”	28,350	1,765,071
Western Union Co.	248,180	4,070,152

		$16,479,638

Chemicals – 1.4%
3M Co.	139,520	$8,385,152
PPG Industries, Inc.	229,400	10,070,660

		$18,455,812

Computer Software – 0.8%
Oracle Corp.	484,760	$10,383,559

Computer Software – Systems – 1.4%
Hewlett-Packard Co.	212,260	$8,203,849
International Business Machines Corp.	100,010	10,443,044

		$18,646,893

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.3%
Pulte Homes, Inc.	167,060	$1,475,140
Sherwin-Williams Co.	55,010	2,956,788

		$4,431,928

Consumer Goods & Services – 1.3%
Apollo Group, Inc., “A” (a)	40,470	$2,878,226
Clorox Co.	46,160	2,577,113
Procter & Gamble Co.	229,671	11,736,188

		$17,191,527

Electrical Equipment – 1.0%
Danaher Corp.	82,240	$5,077,498
Rockwell Automation, Inc.	36,530	1,173,344
Tyco Electronics Ltd.	128,610	2,390,860
W.W. Grainger, Inc.	60,840	4,981,579

		$13,623,281

Electronics – 1.0%
Agilent Technologies, Inc. (a)	121,880	$2,475,383
First Solar, Inc. (a)	4,800	778,176
Intel Corp.	608,230	10,066,207

		$13,319,766

Energy – Independent – 2.4%
Anadarko Petroleum Corp.	94,850	$4,305,242
Apache Corp.	177,180	12,783,537
Devon Energy Corp.	91,560	4,990,020
EOG Resources, Inc.	49,480	3,360,682
Noble Energy, Inc.	31,760	1,872,887
Occidental Petroleum Corp.	52,290	3,441,205

		$30,753,573

Energy – Integrated – 5.1%
Chevron Corp.	185,337	$12,278,576
ConocoPhillips	41,410	1,741,705
Exxon Mobil Corp.	355,826	24,875,796
Hess Corp.	109,140	5,866,275
Marathon Oil Corp.	131,770	3,970,230
TOTAL S.A., ADR	336,710	18,259,783

		$66,992,365

Food & Beverages – 2.8%
General Mills, Inc.	48,500	$2,716,970
Groupe Danone	38,685	1,909,191
J.M. Smucker Co.	67,091	3,264,648
Kellogg Co.	114,630	5,338,319
Nestle S.A.	333,569	12,562,370
PepsiCo, Inc.	193,270	10,622,119

		$36,413,617

Food & Drug Stores – 1.7%
CVS Caremark Corp.	365,612	$11,652,054
Kroger Co.	273,730	6,035,747
Walgreen Co.	150,780	4,432,932

		$22,120,733

4

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 0.7%
Macy’s, Inc.	286,390	$3,367,946
Target Corp.	91,240	3,601,243
Wal-Mart Stores, Inc.	43,660	2,114,890

		$9,084,079

Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	65,490	$1,635,940
WellPoint, Inc. (a)	86,640	4,409,110

		$6,045,050

Insurance – 3.3%
Allstate Corp.	417,420	$10,185,048
Aon Corp.	69,550	2,633,859
Chubb Corp.	58,670	2,339,760
MetLife, Inc.	587,540	17,632,075
Prudential Financial, Inc.	100,490	3,740,238
Travelers Cos., Inc.	179,410	7,362,986

		$43,893,966

Internet – 0.1%
Google, Inc., “A” (a)	3,870	$1,631,553

Leisure & Toys – 0.2%
Hasbro, Inc.	97,290	$2,358,310

Machinery & Tools – 0.5%
Deere & Co.	39,180	$1,565,241
Eaton Corp.	103,430	4,614,012

		$6,179,253

Major Banks – 7.4%
Bank of America Corp.	269,100	$3,552,120
Bank of New York Mellon Corp.	643,905	18,872,856
Goldman Sachs Group, Inc.	126,800	18,695,392
JPMorgan Chase & Co.	723,392	24,674,901
PNC Financial Services Group, Inc.	142,340	5,524,215
Regions Financial Corp.	290,450	1,173,418
State Street Corp.	277,310	13,089,032
Wells Fargo & Co.	479,960	11,643,830

		$97,225,764

Medical Equipment – 1.3%
Becton, Dickinson & Co.	11,100	$791,541
DENTSPLY International, Inc.	55,240	1,685,925
Medtronic, Inc.	252,730	8,817,750
Thermo Fisher Scientific, Inc. (a)	37,020	1,509,305
Waters Corp. (a)	75,570	3,889,588

		$16,694,109

Metals & Mining – 0.1%
Alcoa, Inc.	72,410	$747,995

Natural Gas – Distribution – 0.3%
Sempra Energy	77,400	$3,841,362

Natural Gas – Pipeline – 0.1%
Williams Cos., Inc.	123,900	$1,934,079

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 0.3%
Cisco Systems, Inc. (a)	100,620	$1,875,557
Nokia Corp., ADR	158,290	2,307,868

		$4,183,425

Oil Services – 0.4%
Halliburton Co.	55,110	$1,140,777
National Oilwell Varco, Inc. (a)	82,100	2,681,386
Noble Corp.	45,250	1,368,813

		$5,190,976

Pharmaceuticals – 4.8%
Abbott Laboratories	177,340	$8,342,074
GlaxoSmithKline PLC	102,020	1,793,405
Johnson & Johnson	250,560	14,231,808
Merck & Co., Inc.	485,750	13,581,570
Merck KGaA	25,130	2,555,886
Pfizer, Inc.	351,150	5,267,250
Roche Holding AG	10,320	1,402,848
Wyeth	352,310	15,991,351

		$63,166,192

Railroad & Shipping – 0.0%
Burlington Northern Santa Fe Corp.	8,050	$591,997

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	109,540	$7,075,189

Specialty Stores – 0.5%
Home Depot, Inc.	68,120	$1,609,676
Staples, Inc.	214,540	4,327,272

		$5,936,948

Telecommunications – Wireless – 0.7%
Vodafone Group PLC	4,748,090	$9,155,143

Telephone Services – 2.1%
AT&T, Inc.	950,686	$23,615,040
Embarq Corp.	49,119	2,065,945
Royal KPN N.V.	157,300	2,162,327

		$27,843,312

Tobacco – 2.2%
Altria Group, Inc.	87,030	$1,426,422
Lorillard, Inc.	56,880	3,854,758
Philip Morris International, Inc.	536,310	23,393,842

		$28,675,022

Trucking – 0.2%
United Parcel Service, Inc., “B”	46,460	$2,322,535

Utilities – Electric Power – 3.5%
Allegheny Energy, Inc.	61,340	$1,573,371
American Electric Power Co., Inc.	88,140	2,546,365
CMS Energy Corp.	79,660	962,293
Dominion Resources, Inc.	153,818	5,140,598
Entergy Corp.	34,690	2,689,169
FPL Group, Inc.	160,720	9,138,539
Northeast Utilities	31,310	698,526
NRG Energy, Inc. (a)	140,440	3,645,822

5

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
PG&E Corp.	101,930	$3,918,189
PPL Corp.	176,080	5,803,597
Progress Energy, Inc.	49,250	1,863,128
Public Service Enterprise Group, Inc.	225,190	7,347,950

		$45,327,547

Total Common Stocks (Identified Cost, $824,892,977)		$762,605,655

BONDS – 39.9%
Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$490,000	$676,026

Asset Backed & Securitized – 2.8%
Banc of America Commercial Mortgage, Inc., 5.744%, 2017	$800,000	$645,338
Banc of America Commercial Mortgage, Inc., “A4”, 5.634%, 2046	397,000	313,268
Banc of America Commercial Mortgage, Inc., FRN, “A4”, 5.414%, 2047	2,122,000	1,691,975
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.107%, 2040 (z)	1,850,000	682,095
BlackRock Capital Finance LP, 7.75%, 2026 (n)	158,090	20,157
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2017	4,050,000	3,202,245
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,360,000	1,003,499
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	5,152	4,885
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	131,907	128,916
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,120,000	484,404
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	1,449,204	709,591
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	1,881,580	1,292,004
GE Commercial Mortgage Corp., FRN, 5.336%, 2044	1,330,000	681,577
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,316,000	434,077
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,542,936	1,506,367
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	625,465	577,877
GS Mortgage Securities Corp., 5.56%, 2039	707,785	577,274
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,100,632
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	820,000	662,912
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,012,000	813,260
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	845,539	622,392

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.401%, 2041	$1,985,000	$1,754,889
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,420,000	1,930,252
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	2,420,000	2,054,014
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	1,300,000	992,726
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	999,000	188,749
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.649%, 2039	1,140,000	590,267
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	1,881,580	1,345,508
Morgan Stanley Capital I, Inc., FRN, 1.035%, 2030 (i)(n)	11,394,783	238,661
Nomura Asset Securities Corp., FRN, 9.936%, 2027 (z)	2,300,860	2,440,394
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	931,000	652,461
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	1,405,000	421,539
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,469,016	1,060,025
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,160,548	963,176
Wachovia Bank Commercial Mortgage Trust, 6.099%, 2017	1,300,000	957,059
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	2,500,000	1,553,422
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	1,677,857	1,474,961
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	1,660,000	873,704
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	766,291	394,640

		$37,041,192

Broadcasting – 0.1%
News America, Inc., 8.5%, 2025	$1,154,000	$1,171,692

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$1,847,000	$1,855,943

Cable TV – 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,148,177
Time Warner Entertainment Co. LP, 8.375%, 2033	1,330,000	1,488,704

		$2,636,881

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,759,507

Consumer Goods & Services – 0.3%
Fortune Brands, Inc., 5.125%, 2011	$1,625,000	$1,631,107
Western Union Co., 5.4%, 2011	1,877,000	1,961,732

		$3,592,839

6

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$753,000	$748,398

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,354,626

Emerging Market Quasi-Sovereign – 0.4%
Mubadala Development Co., 7.625%, 2019 (n)	$1,471,000	$1,485,710
Petroleos Mexicanos, 8%, 2019 (n)	852,000	924,420
Qtel International Finance Ltd., 7.875%, 2019 (z)	1,500,000	1,526,066
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	1,130,000	1,108,067

		$5,044,263

Energy – Independent – 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$1,510,000	$1,357,363
Nexen, Inc., 5.875%, 2035	358,000	306,749
Ocean Energy, Inc., 7.25%, 2011	2,246,000	2,457,661

		$4,121,773

Energy – Integrated – 0.4%
ConocoPhillips, 6%, 2020	$950,000	$1,017,170
Hess Corp., 8.125%, 2019	330,000	375,690
Husky Energy, Inc., 5.9%, 2014	875,000	915,381
Husky Energy, Inc., 7.25%, 2019	888,000	970,204
Petro-Canada, 6.05%, 2018	1,794,000	1,785,224

		$5,063,669

Financial Institutions – 0.3%
General Electric Capital Corp., 5.45%, 2013	$179,000	$183,710
HSBC Finance Corp., 5.25%, 2011	1,510,000	1,520,196
ORIX Corp., 5.48%, 2011	1,870,000	1,723,042

		$3,426,948

Food & Beverages – 0.4%
Anheuser-Busch Co., Inc., 8%, 2039 (z)	$1,450,000	$1,580,619
Diageo Finance B.V., 5.5%, 2013	1,329,000	1,397,234
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	450,000	465,859
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	571,000	603,842
General Mills, Inc., 5.65%, 2019	250,000	261,291
Miller Brewing Co., 5.5%, 2013 (n)	1,475,000	1,458,400

		$5,767,245

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,180,920

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,146,000	$896,283

Insurance – 0.2%
American International Group, Inc., 8.25%, 2018 (z)	$670,000	$394,300
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,405,000	821,925

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
Metropolitan Life Global Funding, 5.125%, 2013 (n)	$590,000	$600,075
Metropolitan Life Global Funding, 5.125%, 2014 (n)	640,000	635,020

		$2,451,320

Insurance – Property & Casualty – 0.4%
Allstate Corp., 6.125%, 2032	$1,617,000	$1,459,561
Chubb Corp., 6.375% to 2017, FRN to 2067	2,340,000	1,872,000
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	500,000	361,450
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,080,000	1,497,600

		$5,190,611

International Market Quasi-Sovereign – 0.5%
ING Bank N.V., 3.9%, 2014 (n)	$1,450,000	$1,476,151
KFW International Finance, Inc., 4.875%, 2019	1,190,000	1,233,073
Royal Bank of Scotland Group PLC, 2.625%, 2012 (z)	2,610,000	2,628,753
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	793,000	794,978

		$6,132,955

Local Authorities – 0.7%
California, (Build America Bonds), 7.5%, 2034	$415,000	$379,464
California, (Build America Bonds), 7.55%, 2039	1,195,000	1,087,916
Hydro-Quebec, 6.3%, 2011	2,256,000	2,445,118
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	1,225,000	1,443,797
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	1,190,000	1,385,231
Province of Ontario, 5%, 2011	2,280,000	2,441,324

		$9,182,850

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,692,603

Major Banks – 1.6%
Bank of America Corp., 7.375%, 2014	$550,000	$568,159
Bank of America Corp., 5.49%, 2019	729,000	592,264
Bank of America Corp., 7.625%, 2019	780,000	783,480
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	511,000
Credit Suisse New York, 5.5%, 2014	1,600,000	1,662,304
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	998,000	961,877
Goldman Sachs Group, Inc., 6%, 2014	910,000	949,731
Goldman Sachs Group, Inc., 5.625%, 2017	1,446,000	1,374,297
Goldman Sachs Group, Inc., 7.5%, 2019	1,316,000	1,409,136

7

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 6.3%, 2019	$1,310,000	$1,317,629
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,221,724
Merrill Lynch & Co., Inc., 6.11%, 2037	1,440,000	1,112,191
Morgan Stanley, 5.75%, 2016	1,145,000	1,097,708
Morgan Stanley, 6.625%, 2018	1,650,000	1,644,895
Morgan Stanley, 7.3%, 2019	380,000	394,041
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	625,000	547,131
Natixis S.A., 10% to 2018, FRN to 2049 (n)	1,900,000	1,139,772
PNC Funding Corp., 5.625%, 2017	1,180,000	1,093,595
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,509,000	971,787
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,442,042
Wachovia Corp., 5.25%, 2014	787,000	770,136

		$21,564,899

Medical & Health Technology & Services – 0.2%
Cardinal Health, Inc., 5.8%, 2016	$856,000	$828,563
HCA, Inc., 8.75%, 2010	135,000	135,338
Hospira, Inc., 5.55%, 2012	570,000	593,834
Hospira, Inc., 6.05%, 2017	1,071,000	1,045,934

		$2,603,669

Metals & Mining – 0.1%
ArcelorMittal, 6.125%, 2018	$1,820,000	$1,592,500

Mortgage Backed – 14.9%
Fannie Mae, 4.01%, 2013	$183,276	$187,211
Fannie Mae, 4.582%, 2014	1,042,308	1,083,119
Fannie Mae, 4.63%, 2014	458,335	476,654
Fannie Mae, 4.84%, 2014	775,339	814,296
Fannie Mae, 4.88%, 2014	310,992	325,452
Fannie Mae, 4.56%, 2015	304,746	314,608
Fannie Mae, 4.7%, 2015	656,799	682,319
Fannie Mae, 4.78%, 2015	435,540	453,485
Fannie Mae, 4.856%, 2015	311,450	323,075
Fannie Mae, 4.996%, 2015	136,705	143,802
Fannie Mae, 5.1%, 2015	480,000	505,526
Fannie Mae, 5.09%, 2016	460,000	483,141
Fannie Mae, 5.27%, 2016	545,000	577,666
Fannie Mae, 5.5%, 2016 - 2035	42,057,781	43,713,877
Fannie Mae, 5.05%, 2017	460,000	481,983
Fannie Mae, 6%, 2017 - 2037	25,819,880	27,201,301
Fannie Mae, 4.5%, 2018 - 2035	5,194,099	5,277,881
Fannie Mae, 5%, 2018 - 2099	21,293,317	21,882,011
Fannie Mae, 5.37%, 2018	600,000	639,257
Fannie Mae, 7.5%, 2030 - 2031	254,732	277,966
Fannie Mae, 6.5%, 2031 - 2037	8,660,964	9,275,133
Freddie Mac, 6%, 2016 - 2037	13,309,547	13,974,767
Freddie Mac, 5%, 2017 - 2035	16,094,100	16,520,363
Freddie Mac, 4.5%, 2018 - 2039	11,613,785	11,783,026
Freddie Mac, 5.085%, 2019	1,417,000	1,471,212
Freddie Mac, 5.5%, 2019 - 2037	14,766,628	15,341,034
Freddie Mac, 6.5%, 2034 - 2037	4,086,873	4,356,229
Ginnie Mae, 4.5%, 2033 - 2034	1,311,520	1,315,586
Ginnie Mae, 5%, 2033 - 2034	5,338,232	5,456,124

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage Backed – continued
Ginnie Mae, 5.5%, 2033 - 2035	$5,597,435	$5,814,984
Ginnie Mae, 6%, 2033 - 2038	4,869,091	5,096,120

		$196,249,208

Municipals – 0.1%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$765,000	$798,974
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	795,000	890,384

		$1,689,358

Natural Gas – Pipeline – 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$1,285,000	$1,370,668
Enterprise Products Operating LLC, 6.5%, 2019	966,000	981,749
Kinder Morgan Energy Partners LP, 6.75%, 2011	740,000	775,578
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	784,408
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	623,870
Spectra Energy Capital LLC, 8%, 2019	987,000	1,041,836

		$5,578,109

Network & Telecom – 0.5%
AT&T, Inc., 6.55%, 2039	$1,390,000	$1,387,529
BellSouth Corp., 6.55%, 2034	1,472,000	1,443,062
Telecom Italia Capital, 5.25%, 2013	752,000	737,402
Telefonica Europe B.V., 7.75%, 2010	563,000	593,895
Verizon New York, Inc., 6.875%, 2012	2,443,000	2,589,157

		$6,751,045

Oils – 0.1%
Valero Energy Corp., 6.875%, 2012	$1,193,000	$1,268,651

Other Banks & Diversified Financials – 0.9%
American Express Co., 5.5%, 2016	$2,171,000	$1,973,053
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,362,946
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	599,000	371,380
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,000,000	1,979,848
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,370,000	1,398,300
UFJ Finance Aruba AEC, 6.75%, 2013	1,624,000	1,681,559
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	2,715,000	2,497,955

		$11,265,041

Pharmaceuticals – 0.5%
Allergan, Inc., 5.75%, 2016	$1,720,000	$1,695,690
GlaxoSmithKline Capital, Inc., 4.85%, 2013	592,000	619,257
Pfizer, Inc., 6.2%, 2019	945,000	1,033,475
Pfizer, Inc., 7.2%, 2039	590,000	700,572
Roche Holdings, Inc., 6%, 2019 (n)	1,980,000	2,111,236

		$6,160,230

8

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pollution Control – 0.1%
Waste Management, Inc., 7.375%, 2010	$1,341,000	$1,397,404

Railroad & Shipping – 0.1%
CSX Corp., 6.75%, 2011	$72,000	$75,583
CSX Corp., 7.9%, 2017	1,350,000	1,492,771

		$1,568,354

Real Estate – 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$331,966
HRPT Properties Trust, REIT, 6.25%, 2016	1,945,000	1,573,124
ProLogis, REIT, 5.75%, 2016	1,992,000	1,570,098
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,038,424
Vornado Realty Trust, REIT, 4.75%, 2010	189,000	185,582

		$4,699,194

Retailers – 0.3%
Home Depot, Inc., 5.875%, 2036	$550,000	$485,245
Limited Brands, Inc., 5.25%, 2014	1,123,000	954,723
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	2,136,759

		$3,576,727

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$1,040,000	$1,020,952

Telecommunications – Wireless – 0.2%
Cingular Wireless LLC, 6.5%, 2011	$693,000	$747,624
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,665,928

		$2,413,552

Tobacco – 0.1%
Altria Group, Inc., 9.7%, 2018	$814,000	$933,207
Philip Morris International, Inc., 4.875%, 2013	898,000	942,350

		$1,875,557

U.S. Government Agencies and Equivalents – 0.9%
Fannie Mae, 6.625%, 2010	$4,445,000	$4,797,813
Fannie Mae, 6%, 2011	1,539,000	1,672,688
Small Business Administration, 4.77%, 2024	705,676	730,666
Small Business Administration, 5.18%, 2024	1,145,587	1,196,425
Small Business Administration, 4.99%, 2024	1,033,664	1,073,937
Small Business Administration, 5.11%, 2025	2,360,552	2,459,288

		$11,930,817

U.S. Treasury Obligations – 9.2%
U.S. Treasury Bonds, 2.375%, 2010	$16,882,000	$17,232,166
U.S. Treasury Bonds, 2%, 2013	2,348,000	2,313,513
U.S. Treasury Bonds, 4.75%, 2017	2,210,000	2,422,713

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 8.5%, 2020	$2,554,000	$3,591,563
U.S. Treasury Bonds, 8%, 2021	320,000	441,500
U.S. Treasury Bonds, 6%, 2026	651,000	785,167
U.S. Treasury Bonds, 6.75%, 2026	2,451,000	3,189,746
U.S. Treasury Bonds, 5.375%, 2031	4,988,000	5,725,286
U.S. Treasury Bonds, 5%, 2037	5,588,000	6,218,393
U.S. Treasury Notes, 1.5%, 2010	6,348,000	6,418,425
U.S. Treasury Notes, 0.875%, 2011	7,515,000	7,509,740
U.S. Treasury Notes, 5.125%, 2011	357,000	385,086
U.S. Treasury Notes, 4.5%, 2012	1,924,000	2,082,130
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,959,610
U.S. Treasury Notes, 4.125%, 2012	8,753,000	9,401,265
U.S. Treasury Notes, 3.125%, 2013	38,871,000	40,213,255
U.S. Treasury Notes, 1.5%, 2013	5,082,000	4,894,998
U.S. Treasury Notes, 4.125%, 2015	4,512,000	4,812,328
U.S. Treasury Notes, 2.625%, 2016	868,000	842,299
U.S. Treasury Notes, 5.125%, 2016	488,000	547,322
U.S. Treasury Notes, 3.75%, 2018	160,000	162,763

		$121,149,268

Utilities – Electric Power – 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$2,558,752	$2,253,093
EDP Finance B.V., 6%, 2018 (n)	1,139,000	1,169,547
Enel Finance International S.A., 6.25%, 2017 (n)	1,595,000	1,665,298
Exelon Generation Co. LLC, 6.95%, 2011	2,652,000	2,808,341
Exelon Generation Co. LLC, 6.2%, 2017	930,000	925,691
MidAmerican Energy Holdings Co., 5.875%, 2012	535,000	569,778
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	3,093,672
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,670,706
PSEG Power LLC, 6.95%, 2012	1,177,000	1,267,126
PSEG Power LLC, 5.5%, 2015	911,000	905,087
System Energy Resources, Inc., 5.129%, 2014 (z)	605,511	557,282
Waterford 3 Funding Corp., 8.09%, 2017	1,811,617	1,740,710

		$18,626,331

Total Bonds (Identified Cost, $536,371,641)		$523,969,410

MONEY MARKET FUNDS (v) – 2.0%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	26,576,994	$26,576,994

Total Investments (Identified Cost, $1,387,841,612)		$1,313,152,059

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(1,783,419)

Net Assets – 100.0%		$1,311,368,640

9

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,863,432, representing 2.1% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/18/08	$670,000	$394,300
Anheuser-Busch Co., Inc., 8%, 2039	5/11/09	1,438,212	1,580,619
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.107%, 2040	3/01/06	1,850,000	682,095
Nomura Asset Securities Corp., FRN, 9.936%, 2027	7/16/07	2,533,193	2,440,394
Qtel International Finance Ltd., 7.875%, 2019	6/03/09	1,525,879	1,526,066
Royal Bank of Scotland Group PLC, 2.625%, 2012	5/05/09	2,609,765	2,628,753
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,450,080	1,060,025
System Energy Resources, Inc., 5.129%, 2014	4/16/04	605,511	557,282
Total Restricted Securities			$10,869,534
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,361,264,618)	$1,286,575,065
Underlying funds, at cost and value	26,576,994
Total investments, at value (identified cost, $1,387,841,612)	$1,313,152,059
Receivables for
Investments sold	$3,912,035
Fund shares sold	745,122
Interest and dividends	6,326,581
Other assets	31,099
Total assets		$1,324,166,896
Liabilities
Payables for
Investments purchased	$11,261,780
Fund shares reacquired	1,166,756
Payable to affiliates
Management fee	48,535
Distribution and/or service fees	10,124
Administrative services fee	3,280
Payable for trustees’ compensation	39,731
Accrued expenses and other liabilities	268,050
Total liabilities		$12,798,256
Net assets		$1,311,368,640
Net assets consist of
Paid-in capital	$1,582,829,828
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(74,686,426)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(215,458,613)
Undistributed net investment income	18,683,851
Net assets		$1,311,368,640
Shares of beneficial interest outstanding		95,257,476

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$572,673,545	41,414,219	$13.83
Service Class	738,695,095	53,843,257	13.72

See Notes to Financial Statements

11

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$12,863,488
Dividends	11,656,003
Dividends from underlying funds	26,999
Foreign taxes withheld	(197,795)
Total investment income		$24,348,695
Expenses
Management fee	$4,172,738
Distribution and/or service fees	847,133
Administrative services fee	278,156
Trustees’ compensation	118,395
Custodian fee	110,719
Shareholder communications	42,677
Auditing fees	27,721
Legal fees	3,797
Miscellaneous	58,674
Total expenses		$5,660,010
Fees paid indirectly	(1)
Net expenses		$5,660,009
Net investment income		$18,688,686
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(18,073,008)
Foreign currency transactions	(3,691)
Net realized gain (loss) on investments and foreign currency transactions		$(18,076,699)
Change in unrealized appreciation (depreciation)
Investments	$48,646,328
Translation of assets and liabilities in foreign currencies	50,634
Net unrealized gain (loss) on investments and foreign currency translation		$48,696,962
Net realized and unrealized gain (loss) on investments and foreign currency		$30,620,263
Change in net assets from operations		$49,308,949

See Notes to Financial Statements

12

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$18,688,686	$47,072,360
Net realized gain (loss) on investments and foreign currency transactions	(18,076,699)	(163,491,919)
Net unrealized gain (loss) on investments and foreign currency translation	48,696,962	(280,660,952)
Change in net assets from operations	$49,308,949	$(397,080,511)
Distributions declared to shareholders
From net investment income	$(48,700,594)	$(55,801,043)
From net realized gain on investments	—	(122,921,515)
Total distributions declared to shareholders	$(48,700,594)	$(178,722,558)
Change in net assets from fund share transactions	$(2,599,239)	$(119,280,333)
Total change in net assets	$(1,990,884)	$(695,083,402)
Net assets
At beginning of period	1,313,359,524	2,008,442,926
At end of period (including undistributed net investment income of $18,683,851 and $48,695,759, respectively)	$1,311,368,640	$1,313,359,524

See Notes to Financial Statements

13

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$13.83		$19.50	$20.02	$19.10	$19.55	$18.00
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.49	$0.53	$0.54	$0.48	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		(4.30)	0.36	1.69	0.07	1.53
Total from investment operations	$0.55		$(3.81)	$0.89	$2.23	$0.55	$2.01
Less distributions declared to shareholders
From net investment income	$(0.55)		$(0.60)	$(0.60)	$(0.54)	$(0.51)	$(0.46)
From net realized gain on investments	—		(1.26)	(0.81)	(0.77)	(0.49)	—
Total distributions declared to shareholders	$(0.55)		$(1.86)	$(1.41)	$(1.31)	$(1.00)	$(0.46)
Net asset value, end of period	$13.83		$13.83	$19.50	$20.02	$19.10	$19.55
Total return (%) (k)(s)	4.29	(n)	(21.55)	4.32	12.22	3.02	11.47 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.78	(a)	0.74	0.70	0.71	0.71	0.70
Net investment income	3.18	(a)	2.93	2.67	2.81	2.52	2.60
Portfolio turnover	27		62	60	48	42	67
Net assets at end of period (000 Omitted)	$572,674		$604,843	$1,013,465	$1,210,549	$1,370,782	$1,571,550

See Notes to Financial Statements

14

MFS Total Return Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$13.70		$19.33	$19.86	$18.97	$19.43	$17.92
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.44	$0.48	$0.49	$0.43	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		(4.26)	0.36	1.67	0.08	1.51
Total from investment operations	$0.53		$(3.82)	$0.84	$2.16	$0.51	$1.94
Less distributions declared to shareholders
From net investment income	$(0.51)		$(0.55)	$(0.56)	$(0.50)	$(0.48)	$(0.43)
From net realized gain on investments	—		(1.26)	(0.81)	(0.77)	(0.49)	—
Total distributions declared to shareholders	$(0.51)		$(1.81)	$(1.37)	$(1.27)	$(0.97)	$(0.43)
Net asset value, end of period	$13.72		$13.70	$19.33	$19.86	$18.97	$19.43
Total return (%) (k)(s)	4.14	(n)	(21.74)	4.07	11.91	2.81	11.14 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.03	(a)	0.99	0.95	0.96	0.96	0.95
Net investment income	2.93	(a)	2.69	2.42	2.58	2.28	2.39
Portfolio turnover	27		62	60	48	42	67
Net assets at end of period (000 Omitted)	$738,695		$708,517	$994,977	$903,202	$770,453	$548,069

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

15

MFS Total Return Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on

16

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$762,605,655	$—	$—	$762,605,655
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	133,756,111	—	133,756,111
Non-U.S. Sovereign Debt	—	12,198,170	—	12,198,170
Municipal Bonds	—	1,689,358	—	1,689,358
Corporate Bonds	—	108,388,388	—	108,388,388
Residential Mortgage-Backed Securities	—	199,229,907	—	199,229,907
Commercial Mortgage-Backed Securities	—	33,249,482	—	33,249,482
Asset-Backed Securities (including CDOs)	—	811,011	—	811,011
Foreign Bonds	—	34,646,983	—	34,646,983
Mutual Funds	26,576,994	—	—	26,576,994
Total Investments	$789,182,649	$523,969,410	$—	$1,313,152,059

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and

17

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

18

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$73,730,438
Long-term capital gain	104,992,120
Total distributions	$178,722,558

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$1,439,426,314
Gross appreciation	39,133,970
Gross depreciation	(165,408,225)
Net unrealized appreciation (depreciation)	$(126,274,255)

As of 12/31/08
Undistributed ordinary income	48,695,759
Capital loss carryforwards	(144,206,635)
Other temporary differences	(787,860)
Net unrealized appreciation (depreciation)	(175,770,807)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(144,206,635)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

19

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$22,536,162	$28,220,546	$—	$59,583,022
Service Class	26,164,432	27,580,497	—	63,338,493
Total	$48,700,594	$55,801,043	$—	$122,921,515

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Next $700 million of average daily net assets	0.675%
Average daily net assets in excess of $1 billion	0.60%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the funds total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expense is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment advisor has voluntarily agreed to pay a portion of the fund’s total operating expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, such that the total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay a portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2009, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0452% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

20

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,191 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$111,588,854	$144,421,842
Investments (non-U.S. Government securities)	$222,484,594	$232,387,396

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	361,222	$4,801,730	598,498	$9,249,450
Service Class	2,580,739	33,881,008	2,358,542	40,099,814
	2,941,961	$38,682,738	2,957,040	$49,349,264
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,742,936	$22,536,162	5,025,963	$87,803,568
Service Class	2,037,728	26,164,432	5,246,335	90,918,990
	3,780,664	$48,700,594	10,272,298	$178,722,558
Shares reacquired
Initial Class	(4,429,480)	$(57,555,432)	(13,854,343)	$(227,889,998)
Service Class	(2,502,590)	(32,427,139)	(7,348,557)	(119,462,157)
	(6,932,070)	$(89,982,571)	(21,202,900)	$(347,352,155)
Net change
Initial Class	(2,325,322)	$(30,217,540)	(8,229,882)	$(130,836,980)
Service Class	2,115,877	27,618,301	256,320	11,556,647
	(209,445)	$(2,599,239)	(7,973,562)	$(119,280,333)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $7,285 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

21

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,582,398	196,960,984	(176,966,388)	26,576,994

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,999	$26,576,994

22

MFS Total Return Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

23

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 18, 2009

*	Print name and title of each signing officer under his or her signature.